UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jay Jackson, Esq.

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7132

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

	RBC Funds

About Your Semi Annual Report

This semi annual report (Unaudited) includes detailed information about the Access Capital Community Investment Fund (the “Fund”) including financial statements, performance, and a complete list of holdings.

	The Fund compares its performance against the Barclays U.S. Securitized Index and the Barclays U.S. Aggregate Bond Index which are widely used market indices.

We hope the financial information presented will help you evaluate your investment in the Fund. We also encourage you to read your Fund’s prospectus for further detail as to the Fund’s investment policies and risk profile. Fund prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of the Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents

	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics	3
	Schedule of Portfolio Investments	5
	Financial Statements
	- Statement of Assets and Liabilities	24
	- Statement of Operations	26
	- Statements of Changes in Net Assets	27
	- Statement of Cash Flows	28
	Financial Highlights	30
	Notes to Financial Statements	32
	Share Class Information	42
	Supplemental Information	43

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the Access Capital Community Investment Fund. RBC GAM (US) employs a team approach to the management of the Access Capital Community Investment Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM (US). In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for its community investment strategy, including the Access Capital Community Investment Fund, and many of RBC GAM (US)’s government mandates. Brian joined RBC GAM (US) in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM (US), he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Scott Kirby

Vice President, Senior Portfolio Manager

Scott Kirby is a member of the government and mortgage research team in RBC GAM (US)’s fixed income group and serves as co-portfolio manager for the firm’s community investment strategy, including the Access Capital Community Investment Fund. Scott joined RBC GAM (US) in 2012 and most recently served as manager of investments of a broad-based asset portfolio for a large foundation, supporting its mission to reduce poverty. Previously he led the structured assets investment team of Ameriprise Financial/Riversource Investments, where he served as senior portfolio manager for more than $20 billion in agency and non-agency mortgage-backed, commercial mortgage-backed and asset-backed securities. He earned a BS in finance and an MBA in finance from the University of Minnesota Carlson School of Management.

Scott Kirby

1

PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2016 (Unaudited)
Access Capital Community Investment Fund
	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(1)	Gross Expense Ratio(2)
Class A (a)
- Including Maximum Sales Charge of 3.75%	-2.32%	0.53%	1.94%	3.60%	4.05%
- At Net Asset Value	1.54%	1.81%	2.71%	4.00%	4.27%	1.00%	1.06%
Class I (b)
- At Net Asset Value	2.02%	2.20%	3.03%	4.25%	4.57%	0.63%	0.63%

Barclays U. S. Securitized Index (c)	2.44%	2.68%	3.30%	4.79%	5.17%
Barclays U. S. Aggregate Bond Index (c)	1.96%	2.50%	3.78%	4.90%	5.22%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us.

The Barclays U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, investment-grade bonds and asset-backed securities.

The Barclays U.S. Aggregate Bond Index is an unmanaged index that tracks the performance of a representative list of government, corporate, asset-backed and mortgage-backed securities.

(a) The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(b) Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(c) You cannot invest directly into the index.
(1) The Fund’s expenses reflect the most recent year end (September 30, 2015).

(2) The advisor has contractually agreed to waive fees and/or make payments in order to maintain other expenses (excluding interest expense, management fees and distribution/service (12b-1) fees) at 0.20% of the Fund’s average daily net assets until January 31, 2017.

2

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Current income and capital appreciation			Investment Objective
Barclays U.S. Securitized Index Barclays U.S. Aggregate Bond Index			Benchmark
Asset Allocation (as of 3/31/16) (% of fund’s investments)

Fannie Mae Pool #AK2386, 3.50%, 2/1/42

Fannie Mae Pool #AS4737, 3.50%, 4/1/45

Fannie Mae Pool #AS4908, 3.50%, 5/1/45

Fannie Mae Pool #AS5114, 3.50%, 6/1/45

Ginnie Mae Series 2014-172, Class AF, 2.50%, 1/1/55

2.16% 1.83% 1.83% 1.80% 1.64%

Ginnie Mae Series 2012-58, Class B, 2.20%, 3/16/44

Fannie Mae Pool #465537, 4.20%, 7/1/20

Ginnie Mae Series 2015-70, Class AB, 2.30%, 11/16/48

Ginnie Mae Series 2012-33, Class B, 2.89%, 3/16/46

Fannie Mae Pool #466934, 4.10%, 1/1/21

		1.42% 1.41% 1.11% 1.10% 1.04%	Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)
*A listing of all portfolio holdings can be found beginning on page 5.

3

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Growth of $1,000,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $1,000,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2016 (Unaudited)

Principal Amount		Value

Municipal Bonds — 3.47%
California — 0.19%
$ 55,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$57,861
975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	1,005,839

		1,063,700

Delaware — 0.36%
670,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	671,025
765,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	787,889
560,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	575,803

		2,034,717

Illinois — 0.05%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	282,194

Massachusetts — 0.38%
545,000	Massachusetts Housing Finance Agency Revenue, Series 170, 1.51%, 12/1/17	549,834
250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	252,420
330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	334,211
160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	165,806
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	597,672
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	211,529

		2,111,472

Missouri — 0.81%
4,412,170	Missouri Housing Development Commission, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	4,477,558

New York — 1.62%
750,000	New York City Housing Development Corp. Revenue, 1.54%, 2/1/17	755,933

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	$506,840
750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	760,823
700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	706,699
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	1,005,630
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	1,355,492
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,360,952
1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,373,902
1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	1,151,708

		8,977,979

Vermont — 0.06%
160,000	Vermont Housing Finance Agency Revenue, Series C, 1.20%, 8/15/16	160,485
165,000	Vermont Housing Finance Agency Revenue, Series C, 1.95%, 8/15/17	167,767

		328,252

Total Municipal Bonds		19,275,872

(Cost $18,805,516)
U.S. Government Agency Backed Mortgages — 102.13%
Fannie Mae — 63.47%
1,697,481	(TBA), 3.50%, 11/1/45(a)	1,782,181
47,243	Pool #257612, 5.00%, 5/1/38	53,481
173,130	Pool #257613, 5.50%, 6/1/38	191,390
70,986	Pool #257631, 6.00%, 7/1/38	82,233
52,914	Pool #257632, 5.50%, 7/1/38	60,462
71,972	Pool #257656, 6.00%, 8/1/38	82,527
128,720	Pool #257663, 5.50%, 8/1/38	145,675
113,333	Pool #257857, 6.00%, 12/1/37	130,074
64,360	Pool #257869, 5.50%, 12/1/37	73,440
115,033	Pool #257890, 5.50%, 2/1/38	130,293
120,998	Pool #257892, 5.50%, 2/1/38	137,503
42,482	Pool #257897, 5.50%, 2/1/38	48,583
45,571	Pool #257898, 6.00%, 2/1/38	53,091
134,672	Pool #257903, 5.50%, 2/1/38	151,758
80,454	Pool #257913, 5.50%, 1/1/38	91,579
71,370	Pool #257926, 5.50%, 3/1/38	81,618
96,484	Pool #257943, 6.00%, 4/1/38	111,848

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 64,334	Pool #258022, 5.50%, 5/1/34	$73,592
86,072	Pool #258027, 5.00%, 5/1/34	95,629
101,096	Pool #258030, 5.00%, 5/1/34	112,321
142,842	Pool #258070, 5.00%, 6/1/34	159,340
42,881	Pool #258121, 5.50%, 6/1/34	48,978
139,159	Pool #258152, 5.50%, 8/1/34	157,981
77,140	Pool #258157, 5.00%, 8/1/34	85,793
70,399	Pool #258163, 5.50%, 8/1/34	80,350
120,452	Pool #258166, 5.50%, 9/1/34	136,109
75,761	Pool #258171, 5.50%, 10/1/34	86,511
41,849	Pool #258222, 5.00%, 11/1/34	46,892
103,246	Pool #258224, 5.50%, 12/1/34	116,700
63,794	Pool #258238, 5.00%, 1/1/35	70,881
96,808	Pool #258251, 5.50%, 1/1/35	110,195
108,970	Pool #258258, 5.00%, 1/1/35	121,076
116,414	Pool #258305, 5.00%, 3/1/35	129,346
98,872	Pool #258336, 5.00%, 4/1/35	110,752
65,260	Pool #258340, 5.00%, 3/1/35	73,102
20,136	Pool #258393, 5.00%, 5/1/35	22,555
67,512	Pool #258394, 5.00%, 5/1/35	75,624
254,409	Pool #258395, 5.50%, 6/1/35	286,727
64,535	Pool #258403, 5.00%, 6/1/35	72,289
86,885	Pool #258404, 5.00%, 6/1/35	96,959
50,610	Pool #258410, 5.00%, 4/1/35	56,691
117,453	Pool #258448, 5.00%, 8/1/35	130,501
203,985	Pool #258450, 5.50%, 8/1/35	231,172
96,825	Pool #258456, 5.00%, 8/1/35	107,581
87,315	Pool #258552, 5.00%, 11/1/35	97,821
285,568	Pool #258571, 5.50%, 11/1/35	323,049
94,065	Pool #258600, 6.00%, 1/1/36	108,782
364,804	Pool #258627, 5.50%, 2/1/36	412,342
108,555	Pool #258634, 5.50%, 2/1/36	123,024
58,317	Pool #258658, 5.50%, 3/1/36	66,691
55,868	Pool #258737, 5.50%, 12/1/35	63,890
80,257	Pool #258763, 6.00%, 5/1/36	93,241
45,895	Pool #259004, 8.00%, 2/1/30	56,897
50,135	Pool #259030, 8.00%, 4/1/30	60,902
48,530	Pool #259181, 6.50%, 3/1/31	56,814
14,943	Pool #259187, 6.50%, 4/1/31	16,802
77,034	Pool #259190, 6.50%, 4/1/31	90,518
87,717	Pool #259316, 6.50%, 11/1/31	103,180
33,240	Pool #259378, 6.00%, 12/1/31	38,876
37,262	Pool #259393, 6.00%, 1/1/32	43,757
46,482	Pool #259590, 5.50%, 11/1/32	52,975
190,384	Pool #259611, 5.50%, 11/1/32	215,141
55,020	Pool #259634, 5.50%, 12/1/32	61,614
64,290	Pool #259655, 5.50%, 2/1/33	73,313
149,598	Pool #259659, 5.50%, 2/1/33	169,574

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 35,732	Pool #259671, 5.50%, 2/1/33	$40,744
87,140	Pool #259686, 5.50%, 3/1/33	98,729
41,982	Pool #259722, 5.00%, 5/1/33	46,851
53,358	Pool #259724, 5.00%, 5/1/33	59,687
133,818	Pool #259725, 5.00%, 5/1/33	148,811
115,290	Pool #259729, 5.00%, 6/1/33	127,987
67,095	Pool #259761, 5.00%, 6/1/33	74,734
117,762	Pool #259764, 5.00%, 7/1/33	130,526
126,029	Pool #259777, 5.00%, 7/1/33	139,632
89,230	Pool #259781, 5.00%, 7/1/33	99,070
54,198	Pool #259789, 5.00%, 7/1/33	60,628
99,348	Pool #259807, 5.00%, 8/1/33	110,253
136,851	Pool #259816, 5.00%, 8/1/33	151,581
30,052	Pool #259819, 5.00%, 8/1/33	33,613
55,459	Pool #259830, 5.00%, 8/1/33	61,812
36,734	Pool #259848, 5.00%, 9/1/33	41,092
77,692	Pool #259867, 5.50%, 10/1/33	88,461
86,871	Pool #259869, 5.50%, 10/1/33	97,282
118,457	Pool #259875, 5.50%, 10/1/33	134,145
74,915	Pool #259876, 5.50%, 10/1/33	85,284
43,219	Pool #259879, 5.50%, 10/1/33	49,325
190,499	Pool #259930, 5.00%, 11/1/33	210,590
113,688	Pool #259976, 5.00%, 3/1/34	126,225
41,186	Pool #259998, 5.00%, 3/1/34	46,083
7,109,583	Pool #465537, 4.20%, 7/1/20	7,798,339
696,356	Pool #465946, 3.61%, 9/1/20	750,599
5,223,075	Pool #466934, 4.10%, 1/1/21	5,742,716
2,337,368	Pool #468104, 3.93%, 5/1/18	2,453,246
282,383	Pool #469101, 3.75%, 2/1/27	310,402
806,323	Pool #469239, 2.69%, 10/1/18	828,941
448,064	Pool #470439, 2.91%, 5/1/22	471,610
3,216,066	Pool #470561, 2.94%, 2/1/22	3,390,463
935,814	Pool #471478, 2.61%, 8/1/22	969,254
3,440,845	Pool #471948, 2.86%, 7/1/22	3,611,537
201,245	Pool #557295, 7.00%, 12/1/29	237,479
30,546	Pool #575886, 7.50%, 1/1/31	37,054
36,858	Pool #576445, 6.00%, 1/1/31	42,011
110,352	Pool #579402, 6.50%, 4/1/31	129,912
147,651	Pool #583728, 6.50%, 6/1/31	173,513
74,209	Pool #585148, 6.50%, 7/1/31	87,220
37,626	Pool #590931, 6.50%, 7/1/31	44,193
64,141	Pool #590932, 6.50%, 7/1/31	74,797
85,586	Pool #601865, 6.50%, 4/1/31	97,038
130,212	Pool #601868, 6.00%, 7/1/29	150,601
88,470	Pool #607611, 6.50%, 11/1/31	104,325
106,372	Pool #634271, 6.50%, 5/1/32	125,356
15,201	Pool #640146, 5.00%, 12/1/17	15,597
45,881	Pool #644232, 6.50%, 6/1/32	54,335

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 28,006	Pool #644432, 6.50%, 7/1/32	$33,015
45,392	Pool #644437, 6.50%, 6/1/32	53,695
2,298,324	Pool #663159, 5.00%, 7/1/32(b)	2,544,579
113,113	Pool #670278, 5.50%, 11/1/32	128,756
44,868	Pool #676702, 5.50%, 11/1/32	50,770
56,025	Pool #677591, 5.50%, 12/1/32	63,501
191,456	Pool #681883, 6.00%, 3/1/33	222,130
40,451	Pool #683087, 5.00%, 1/1/18	41,577
27,090	Pool #684644, 4.50%, 6/1/18	27,961
247,465	Pool #686542, 5.50%, 3/1/33	277,122
246,981	Pool #695961, 5.50%, 1/1/33	278,455
254,692	Pool #696407, 5.50%, 4/1/33	289,250
549,111	Pool #702478, 5.50%, 6/1/33	617,968
135,331	Pool #702479, 5.00%, 6/1/33	149,915
73,706	Pool #703210, 5.50%, 9/1/32	82,597
243,230	Pool #720025, 5.00%, 8/1/33	269,774
271,645	Pool #723066, 5.00%, 4/1/33	300,981
271,015	Pool #723067, 5.50%, 5/1/33	303,985
296,314	Pool #723070, 4.50%, 5/1/33	324,147
316,036	Pool #727311, 4.50%, 9/1/33	344,633
601,316	Pool #727312, 5.00%, 9/1/33	666,582
239,655	Pool #727315, 6.00%, 10/1/33	278,497
42,502	Pool #738589, 5.00%, 9/1/33	47,550
110,728	Pool #739269, 5.00%, 9/1/33	122,951
175,620	Pool #743595, 5.50%, 10/1/33	198,075
176,274	Pool #748041, 4.50%, 10/1/33	191,753
193,196	Pool #749891, 5.00%, 9/1/33	214,477
199,776	Pool #749897, 4.50%, 9/1/33	217,905
35,078	Pool #750984, 5.00%, 12/1/18	36,682
105,338	Pool #751008, 5.00%, 12/1/18	109,671
259,092	Pool #753533, 5.00%, 11/1/33	286,418
93,392	Pool #755679, 6.00%, 1/1/34	109,660
97,199	Pool #755746, 5.50%, 12/1/33	110,896
44,153	Pool #763551, 5.50%, 3/1/34	50,488
273,520	Pool #763820, 5.50%, 1/1/34	309,441
105,926	Pool #763824, 5.00%, 3/1/34	117,621
89,451	Pool #765216, 5.00%, 1/1/19	93,540
37,599	Pool #765306, 5.00%, 2/1/19	39,313
10,740	Pool #773096, 4.50%, 3/1/19	11,152
168,967	Pool #773175, 5.00%, 5/1/34	187,016
147,256	Pool #773476, 5.50%, 7/1/19	155,411
82,974	Pool #773547, 5.00%, 5/1/34	91,725
362,045	Pool #773568, 5.50%, 5/1/34	406,816
167,409	Pool #776850, 5.50%, 11/1/34	188,708
49,496	Pool #776851, 6.00%, 10/1/34	58,003
62,862	Pool #777444, 5.50%, 5/1/34	71,864
1,476,500	Pool #777621, 5.00%, 2/1/34(b)	1,639,262
140,655	Pool #781437, 6.00%, 8/1/34	162,073

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 89,144	Pool #781741, 6.00%, 9/1/34	$103,320
77,059	Pool #781907, 5.00%, 2/1/21	82,388
150,044	Pool #781954, 5.00%, 6/1/34	166,729
194,593	Pool #781959, 5.50%, 6/1/34	217,914
270,440	Pool #781960, 5.50%, 6/1/34	304,241
287,608	Pool #783893, 5.50%, 12/1/34	325,941
183,780	Pool #783929, 5.50%, 10/1/34	207,911
44,793	Pool #788329, 6.50%, 8/1/34	50,415
62,812	Pool #790282, 6.00%, 7/1/34	73,803
171,995	Pool #797623, 5.00%, 7/1/35	191,103
151,836	Pool #797626, 5.50%, 7/1/35	171,124
130,742	Pool #797627, 5.00%, 7/1/35	145,267
123,567	Pool #797674, 5.50%, 9/1/35	140,037
478,185	Pool #798725, 5.50%, 11/1/34	538,678
73,060	Pool #799547, 5.50%, 9/1/34	83,035
111,626	Pool #799548, 6.00%, 9/1/34	129,828
1,027,839	Pool #806754, 4.50%, 9/1/34	1,121,687
352,137	Pool #806757, 6.00%, 9/1/34	406,437
814,291	Pool #806761, 5.50%, 9/1/34	919,420
123,703	Pool #808205, 5.00%, 1/1/35	137,445
51,383	Pool #813942, 5.00%, 11/1/20	54,511
291,783	Pool #815009, 5.00%, 4/1/35	324,198
360,680	Pool #817641, 5.00%, 11/1/35	402,722
130,207	Pool #820334, 5.00%, 9/1/35	144,672
346,884	Pool #820335, 5.00%, 9/1/35	385,421
192,037	Pool #820336, 5.00%, 9/1/35	214,301
420,570	Pool #822008, 5.00%, 5/1/35	467,293
582,462	Pool #829005, 5.00%, 8/1/35	647,170
194,466	Pool #829006, 5.50%, 9/1/35	219,169
332,621	Pool #829275, 5.00%, 8/1/35	369,573
169,438	Pool #829276, 5.00%, 8/1/35	188,261
125,635	Pool #829277, 5.00%, 8/1/35	139,592
467,192	Pool #829649, 5.50%, 3/1/35	526,348
415,061	Pool #844361, 5.50%, 11/1/35	467,787
164,940	Pool #845245, 5.50%, 11/1/35	188,728
62,461	Pool #866969, 6.00%, 2/1/36	73,061
167,918	Pool #867569, 6.00%, 2/1/36	193,423
174,516	Pool #867574, 5.50%, 2/1/36	198,484
81,418	Pool #868788, 6.00%, 3/1/36	94,542
126,229	Pool #870599, 6.00%, 6/1/36	145,247
160,500	Pool #870684, 6.00%, 7/1/36	184,105
353,132	Pool #871072, 5.50%, 2/1/37	397,660
2,955,985	Pool #874900, 5.45%, 10/1/17	3,060,326
186,736	Pool #884693, 5.50%, 4/1/36	212,266
823,915	Pool #885724, 5.50%, 6/1/36	928,321
82,045	Pool #908671, 6.00%, 1/1/37	95,373
461,354	Pool #911730, 5.50%, 12/1/21	502,726
79,517	Pool #919368, 5.50%, 4/1/37	90,662

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 302,767	Pool #922582, 6.00%, 12/1/36	$347,596
861,807	Pool #934941, 5.00%, 8/1/39	955,394
315,414	Pool #934942, 5.00%, 9/1/39	350,060
284,242	Pool #941204, 5.50%, 6/1/37	321,505
64,782	Pool #943394, 5.50%, 6/1/37	74,044
320,727	Pool #944502, 6.00%, 6/1/37	367,757
361,083	Pool #948600, 6.00%, 8/1/37	415,105
160,654	Pool #948672, 5.50%, 8/1/37	180,912
447,718	Pool #952598, 6.00%, 7/1/37	515,808
232,326	Pool #952623, 6.00%, 8/1/37	267,896
115,559	Pool #952632, 6.00%, 7/1/37	133,218
134,355	Pool #952665, 6.00%, 8/1/37	154,354
379,436	Pool #952678, 6.50%, 8/1/37	445,546
103,225	Pool #952693, 6.50%, 8/1/37	120,690
2,400,490	Pool #957324, 5.43%, 5/1/18	2,591,489
361,097	Pool #958502, 5.07%, 5/1/19	397,308
112,419	Pool #960919, 5.00%, 2/1/38	125,118
241,974	Pool #975769, 5.50%, 3/1/38	272,674
82,564	Pool #982898, 5.00%, 5/1/38	92,420
151,115	Pool #983033, 5.00%, 5/1/38	167,454
150,324	Pool #984842, 5.50%, 6/1/38	169,255
79,168	Pool #986230, 5.00%, 7/1/38	88,618
239,771	Pool #986239, 6.00%, 7/1/38	273,697
227,487	Pool #986957, 5.50%, 7/1/38	256,136
77,960	Pool #990510, 5.50%, 8/1/38	88,862
365,802	Pool #990511, 6.00%, 8/1/38	418,150
176,622	Pool #990617, 5.50%, 9/1/38	199,279
286,341	Pool #AA0526, 5.00%, 12/1/38	317,257
524,432	Pool #AA0527, 5.50%, 12/1/38	592,608
135,519	Pool #AA0644, 4.50%, 3/1/39	147,864
332,809	Pool #AA0645, 4.50%, 3/1/39	365,102
156,988	Pool #AA2243, 4.50%, 5/1/39	174,183
518,754	Pool #AA3142, 4.50%, 3/1/39	567,631
111,238	Pool #AA3143, 4.00%, 3/1/39	120,872
528,334	Pool #AA3206, 4.00%, 4/1/39	569,465
532,550	Pool #AA3207, 4.50%, 3/1/39	580,313
171,191	Pool #AA4468, 4.00%, 4/1/39	184,518
523,839	Pool #AA7042, 4.50%, 6/1/39	571,148
417,483	Pool #AA7658, 4.00%, 6/1/39	449,985
346,989	Pool #AA7659, 4.50%, 6/1/39	380,657
171,710	Pool #AA7741, 4.50%, 6/1/24	183,909
335,005	Pool #AA8455, 4.50%, 6/1/39	367,511
3,770,085	Pool #AB7798, 3.00%, 1/1/43	3,875,677
3,785,217	Pool #AB9203, 3.00%, 4/1/43	3,890,050
2,064,796	Pool #AB9204, 3.00%, 4/1/43	2,121,982
1,301,569	Pool #AB9831, 3.00%, 6/1/43	1,340,464
803,398	Pool #AC1463, 5.00%, 8/1/39	891,646
113,454	Pool #AC1464, 5.00%, 8/1/39	126,164

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 989,694	Pool #AC2109, 4.50%, 7/1/39(b)	$1,078,458
288,736	Pool #AC4394, 5.00%, 9/1/39	320,452
653,137	Pool #AC4395, 5.00%, 9/1/39	725,492
358,653	Pool #AC5328, 5.00%, 10/1/39	398,049
381,576	Pool #AC5329, 5.00%, 10/1/39	423,013
309,508	Pool #AC6304, 5.00%, 11/1/39	342,152
354,797	Pool #AC6305, 5.00%, 11/1/39	393,769
493,304	Pool #AC6307, 5.00%, 12/1/39	546,873
588,658	Pool #AC6790, 5.00%, 12/1/39	653,502
2,335,993	Pool #AC7199, 5.00%, 12/1/39(b)	2,596,238
1,358,588	Pool #AD1470, 5.00%, 2/1/40	1,517,161
2,146,598	Pool #AD1471, 4.50%, 2/1/40(b)	2,368,637
486,602	Pool #AD1560, 5.00%, 3/1/40	539,444
1,754,250	Pool #AD1585, 4.50%, 2/1/40(b)	1,935,706
385,807	Pool #AD1586, 5.00%, 1/1/40	432,827
660,692	Pool #AD1638, 4.50%, 2/1/40	720,567
512,192	Pool #AD1640, 4.50%, 3/1/40	558,530
1,989,598	Pool #AD1942, 4.50%, 1/1/40(b)	2,195,708
591,315	Pool #AD1943, 5.00%, 1/1/40	660,979
1,746,015	Pool #AD1988, 4.50%, 2/1/40(b)	1,926,619
409,169	Pool #AD2896, 5.00%, 3/1/40	454,241
952,446	Pool #AD4456, 4.50%, 4/1/40	1,042,036
152,559	Pool #AD4457, 4.50%, 4/1/40	167,481
966,190	Pool #AD4458, 4.50%, 4/1/40	1,053,751
604,148	Pool #AD4940, 4.50%, 6/1/40	664,563
408,922	Pool #AD4946, 4.50%, 6/1/40	449,814
619,819	Pool #AD5728, 5.00%, 4/1/40	688,096
635,839	Pool #AD7239, 4.50%, 7/1/40	699,423
283,914	Pool #AD7242, 4.50%, 7/1/40	311,950
318,381	Pool #AD7256, 4.50%, 7/1/40	350,617
1,190,180	Pool #AD7271, 4.50%, 7/1/40	1,298,784
465,481	Pool #AD7272, 4.50%, 7/1/40	512,029
853,918	Pool #AD8960, 5.00%, 6/1/40	947,182
462,438	Pool #AD9613, 4.50%, 8/1/40	505,936
1,672,062	Pool #AD9614, 4.50%, 8/1/40	1,824,637
484,196	Pool #AE2011, 4.00%, 9/1/40	519,924
1,991,848	Pool #AE2012, 4.00%, 9/1/40	2,134,156
957,661	Pool #AE2023, 4.00%, 9/1/40	1,026,081
1,051,116	Pool #AE5432, 4.00%, 10/1/40	1,126,213
550,125	Pool #AE5435, 4.50%, 9/1/40	600,323
381,302	Pool #AE5806, 4.50%, 9/1/40	419,432
946,894	Pool #AE5861, 4.00%, 10/1/40	1,014,545
563,119	Pool #AE5862, 4.00%, 10/1/40	603,615
520,154	Pool #AE5863, 4.00%, 10/1/40	557,316
708,634	Pool #AE6850, 4.00%, 10/1/40	759,263
430,931	Pool #AE6851, 4.00%, 10/1/40	461,719
629,415	Pool #AE7699, 4.00%, 11/1/40	674,384
561,348	Pool #AE7703, 4.00%, 10/1/40	606,014

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 1,267,631	Pool #AE7707, 4.00%, 11/1/40(b)	$1,358,197
744,263	Pool #AH0300, 4.00%, 11/1/40	797,437
753,830	Pool #AH0301, 3.50%, 11/1/40	792,641
283,558	Pool #AH0302, 4.00%, 11/1/40	303,817
742,113	Pool #AH0306, 4.00%, 12/1/40	801,047
716,454	Pool #AH0508, 4.00%, 11/1/40	767,642
1,181,691	Pool #AH0537, 4.00%, 12/1/40	1,269,626
999,573	Pool #AH0914, 4.50%, 11/1/40	1,090,784
850,990	Pool #AH0917, 4.00%, 12/1/40	911,789
902,845	Pool #AH1077, 4.00%, 1/1/41	979,058
1,219,788	Pool #AH2973, 4.00%, 12/1/40	1,306,936
1,068,679	Pool #AH2980, 4.00%, 1/1/41	1,145,031
1,176,107	Pool #AH5656, 4.00%, 1/1/41	1,263,626
698,510	Pool #AH5657, 4.00%, 2/1/41	748,415
1,012,809	Pool #AH5658, 4.00%, 2/1/41	1,085,169
711,879	Pool #AH5662, 4.00%, 2/1/41	768,412
1,008,242	Pool #AH5882, 4.00%, 2/1/26	1,074,566
916,390	Pool #AH6764, 4.00%, 3/1/41	981,862
2,537,521	Pool #AH6768, 4.00%, 3/1/41(b)	2,718,815
434,258	Pool #AH7277, 4.00%, 3/1/41	467,252
1,313,519	Pool #AH7281, 4.00%, 3/1/41	1,407,979
641,366	Pool #AH7526, 4.50%, 3/1/41	702,697
1,512,070	Pool #AH7537, 4.00%, 3/1/41	1,620,101
746,542	Pool #AH8878, 4.50%, 4/1/41	815,364
618,581	Pool #AH8885, 4.50%, 4/1/41	675,607
740,918	Pool #AH9050, 3.50%, 2/1/26	784,129
590,026	Pool #AI0114, 4.00%, 3/1/41	632,457
1,012,468	Pool #AI1846, 4.50%, 5/1/41	1,105,805
810,955	Pool #AI1847, 4.50%, 5/1/41	888,502
1,866,582	Pool #AI1848, 4.50%, 5/1/41(b)	2,038,658
1,065,996	Pool #AI1849, 4.50%, 5/1/41	1,178,259
655,067	Pool #AJ0651, 4.00%, 8/1/41	701,664
850,992	Pool #AJ7668, 4.00%, 11/1/41	911,526
925,736	Pool #AJ9133, 4.00%, 1/1/42	991,586
11,375,289	Pool #AK2386, 3.50%, 2/1/42(b)	11,960,939
4,466,775	Pool #AK6715, 3.50%, 3/1/42(b)	4,696,744
1,442,649	Pool #AK6716, 3.50%, 3/1/42	1,516,923
724,744	Pool #AK6718, 3.50%, 2/1/42	762,057
624,320	Pool #AM0414, 2.87%, 9/1/27	637,288
470,792	Pool #AM0635, 2.55%, 10/1/22	485,230
943,761	Pool #AM1750, 3.04%, 12/1/30	970,904
4,967,117	Pool #AM4392, 3.79%, 10/1/23	5,467,372
502,623	Pool #AM4590, 3.18%, 10/1/20	533,229
2,364,215	Pool #AM5335, 3.69%, 2/1/24	2,592,788
1,942,236	Pool #AM5486, 3.70%, 2/1/24	2,130,971
245,184	Pool #AM6907, 3.68%, 10/1/32	259,241
1,555,449	Pool #AM7764, 3.05%, 1/1/27	1,627,760
985,653	Pool #AM7938, 2.59%, 12/1/25	1,005,296

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 297,265	Pool #AM9239, 3.03%, 6/1/25	$311,823
497,328	Pool #AM9780, 3.31%, 3/1/31	517,635
1,148,092	Pool #AO2923, 3.50%, 5/1/42	1,207,201
3,101,037	Pool #AO8029, 3.50%, 7/1/42(b)	3,260,692
734,137	Pool #AP7483, 3.50%, 9/1/42	771,934
1,062,996	Pool #AQ6710, 2.50%, 10/1/27	1,096,837
2,232,561	Pool #AQ7193, 3.50%, 7/1/43	2,346,108
2,761,609	Pool #AR3088, 3.00%, 1/1/43	2,844,997
878,843	Pool #AR6712, 3.00%, 1/1/43	906,066
1,104,616	Pool #AR6928, 3.00%, 3/1/43	1,136,590
774,132	Pool #AR6933, 3.00%, 3/1/43	795,814
947,437	Pool #AS1916, 4.00%, 3/1/44	1,013,054
830,788	Pool #AS1917, 4.00%, 3/1/44	888,327
213,383	Pool #AS2129, 4.00%, 3/1/44	228,161
1,685,908	Pool #AS2439, 4.00%, 5/1/44	1,802,670
3,111,024	Pool #AS2784, 4.00%, 7/1/44	3,326,487
2,226,599	Pool #AS3244, 4.00%, 9/1/44	2,380,809
2,914,891	Pool #AS3494, 4.00%, 10/1/44	3,116,770
1,655,828	Pool #AS3726, 4.00%, 11/1/44	1,770,507
2,238,063	Pool #AS3728, 4.00%, 11/1/44	2,393,067
1,030,219	Pool #AS3926, 3.50%, 12/1/44	1,081,327
1,426,909	Pool #AS3929, 4.00%, 12/1/44	1,525,733
1,184,405	Pool #AS3930, 4.00%, 11/1/44	1,266,435
1,084,710	Pool #AS4070, 4.00%, 12/1/44	1,168,648
1,343,830	Pool #AS4240, 3.50%, 1/1/45	1,410,496
1,629,539	Pool #AS4388, 3.50%, 2/1/45	1,710,380
1,006,507	Pool #AS4390, 3.50%, 2/1/45	1,056,440
1,080,851	Pool #AS4732, 3.50%, 4/1/45	1,134,640
9,677,066	Pool #AS4737, 3.50%, 4/1/45	10,158,651
1,911,518	Pool #AS4743, 3.50%, 4/1/45	2,006,646
1,432,962	Pool #AS4905, 3.50%, 4/1/45	1,505,618
9,664,429	Pool #AS4908, 3.50%, 5/1/45	10,145,385
1,058,470	Pool #AS4910, 3.50%, 5/1/45	1,111,146
9,497,794	Pool #AS5114, 3.50%, 6/1/45	9,970,457
1,315,897	Pool #AS5118, 3.50%, 5/1/45	1,381,383
1,441,895	Pool #AS5341, 3.50%, 7/1/45	1,513,764
2,926,624	Pool #AS5345, 3.50%, 7/1/45	3,072,498
1,824,516	Pool #AS5576, 4.00%, 8/1/45	1,951,590
2,797,792	Pool #AS5749, 3.50%, 9/1/45	2,937,245
2,858,353	Pool #AS5916, 3.50%, 9/1/45	3,000,824
1,021,841	Pool #AS5919, 3.50%, 9/1/45	1,073,093
1,033,905	Pool #AS5922, 3.50%, 9/1/45	1,085,438
2,013,399	Pool #AS63C3, 4.00%, 12/1/45	2,156,775
1,594,971	Pool #AS6469, 4.00%, 11/1/45	1,706,307
1,145,345	Pool #AS6607, 4.00%, 1/1/46	1,226,906
1,980,903	Pool #AS6778, 3.50%, 3/1/46	2,079,794
1,402,704	Pool #AS6958, 3.50%, 4/1/46	1,472,730
1,405,512	Pool #AT2688, 3.00%, 5/1/43	1,444,438

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$1,940,232	Pool #AT2689, 3.00%, 5/1/43	$1,993,967
1,153,056	Pool #AT2690, 3.00%, 4/1/43	1,184,990
863,286	Pool #AT2691, 3.00%, 5/1/43	887,195
1,032,752	Pool #AT3963, 2.50%, 3/1/28	1,064,662
869,774	Pool #AT7873, 2.50%, 6/1/28	896,649
839,272	Pool #AT8051, 3.00%, 6/1/43	862,515
1,478,202	Pool #AU0971, 3.50%, 8/1/43(b)	1,553,382
1,236,699	Pool #AU2165, 3.50%, 7/1/43	1,299,596
983,959	Pool #AU2188, 3.50%, 8/1/43	1,034,003
935,420	Pool #AU3700, 3.50%, 8/1/43	984,164
974,058	Pool #AU4653, 3.50%, 9/1/43	1,027,251
781,298	Pool #AU6054, 4.00%, 9/1/43	835,898
512,879	Pool #AU6718, 4.00%, 10/1/43	550,965
1,463,130	Pool #AU7003, 4.00%, 11/1/43(b)	1,578,180
1,160,866	Pool #AU7005, 4.00%, 11/1/43	1,244,167
1,215,835	Pool #AV0679, 4.00%, 12/1/43	1,311,440
833,116	Pool #AV9282, 4.00%, 2/1/44	891,336
1,379,380	Pool #AW0993, 4.00%, 5/1/44(b)	1,488,276
635,954	Pool #AW1565, 4.00%, 4/1/44	679,999
369,752	Pool #AW3671, 4.00%, 4/1/44	397,094
1,202,772	Pool #AW5046, 4.00%, 7/1/44	1,286,073
1,196,817	Pool #AW5047, 4.00%, 7/1/44	1,279,706
638,077	Pool #AW7040, 4.00%, 6/1/44	685,260
1,359,552	Pool #AW8629, 3.50%, 5/1/44	1,427,423
1,023,236	Pool #AX2884, 3.50%, 11/1/44	1,077,835
1,970,955	Pool #AX4860, 3.50%, 12/1/44	2,068,733
1,093,866	Pool #AY0075, 3.50%, 11/1/44	1,148,132
2,027,953	Pool #AY1389, 3.50%, 4/1/45	2,128,875
1,350,911	Pool #AY3435, 3.50%, 5/1/45	1,418,139
1,653,404	Pool #AY5571, 3.50%, 6/1/45	1,735,687
57,493	Pool #MC0013, 5.50%, 12/1/38	65,551
94,412	Pool #MC0014, 5.50%, 12/1/38	107,615
76,995	Pool #MC0016, 5.50%, 11/1/38	87,570
152,127	Pool #MC0038, 4.50%, 3/1/39	169,979
26,274	Pool #MC0047, 4.50%, 4/1/39	29,151
52,444	Pool #MC0059, 4.00%, 4/1/39	57,412
92,537	Pool #MC0081, 4.00%, 5/1/39	100,204
114,026	Pool #MC0112, 4.50%, 6/1/39	128,012
207,806	Pool #MC0127, 4.50%, 7/1/39	228,457
67,317	Pool #MC0135, 4.50%, 6/1/39	75,216
109,841	Pool #MC0137, 4.50%, 7/1/39	120,620
938,943	Pool #MC0154, 4.50%, 8/1/39	1,024,181
97,093	Pool #MC0155, 5.00%, 8/1/39	108,821
318,889	Pool #MC0160, 4.50%, 8/1/39	350,180
227,094	Pool #MC0171, 4.50%, 9/1/39	250,797
335,774	Pool #MC0177, 4.50%, 9/1/39	368,722
131,502	Pool #MC0270, 4.50%, 3/1/40	144,529
620,284	Pool #MC0325, 4.50%, 7/1/40	685,026

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 98,326	Pool #MC0426, 4.50%, 1/1/41	$107,298
915,776	Pool #MC0584, 4.00%, 1/1/42	980,918
484,280	Pool #MC0585, 4.00%, 1/1/42	518,728
68,570	Pool #MC3344, 5.00%, 12/1/38	77,152

		352,035,612

Freddie Mac — 7.15%
89,855	Pool #A10124, 5.00%, 6/1/33	99,655
223,364	Pool #A10548, 5.00%, 6/1/33	246,931
376,844	Pool #A12237, 5.00%, 8/1/33	417,587
107,162	Pool #A12969, 4.50%, 8/1/33	116,638
76,062	Pool #A12985, 5.00%, 8/1/33	85,171
62,901	Pool #A12986, 5.00%, 8/1/33	70,459
42,967	Pool #A14028, 4.50%, 9/1/33	47,415
144,191	Pool #A14325, 5.00%, 9/1/33	159,921
86,982	Pool #A15268, 6.00%, 10/1/33	102,029
287,639	Pool #A15579, 5.50%, 11/1/33	325,080
141,092	Pool #A17393, 5.50%, 12/1/33	158,658
180,407	Pool #A17397, 5.50%, 1/1/34	203,830
256,909	Pool #A18617, 5.50%, 1/1/34	290,318
275,844	Pool #A19019, 5.50%, 2/1/34	311,564
77,125	Pool #A20069, 5.00%, 3/1/34	85,755
252,084	Pool #A20070, 5.50%, 3/1/34	283,822
333,807	Pool #A20540, 5.50%, 4/1/34	376,873
127,963	Pool #A20541, 5.50%, 4/1/34	144,464
121,866	Pool #A21679, 5.50%, 4/1/34	135,833
139,257	Pool #A21681, 5.00%, 4/1/34	154,554
178,047	Pool #A23192, 5.00%, 5/1/34	197,670
644,554	Pool #A25310, 5.00%, 6/1/34	713,986
288,510	Pool #A25311, 5.00%, 6/1/34	320,304
170,365	Pool #A26395, 6.00%, 9/1/34	198,142
87,155	Pool #A26396, 5.50%, 9/1/34	99,316
266,762	Pool #A28241, 5.50%, 10/1/34	300,695
29,693	Pool #A30055, 5.00%, 11/1/34	32,599
194,615	Pool #A30591, 6.00%, 12/1/34	223,875
258,664	Pool #A31135, 5.50%, 12/1/34	291,815
321,383	Pool #A33167, 5.00%, 1/1/35	356,848
326,754	Pool #A34999, 5.50%, 4/1/35	369,245
79,270	Pool #A35628, 5.50%, 6/1/35	90,297
443,809	Pool #A37185, 5.00%, 9/1/35	492,784
353,801	Pool #A38830, 5.00%, 5/1/35	392,844
254,665	Pool #A40538, 5.00%, 12/1/35	282,768
137,824	Pool #A42095, 5.50%, 1/1/36	156,307
240,955	Pool #A42097, 5.00%, 1/1/36	267,545
176,478	Pool #A42098, 5.50%, 1/1/36	199,041
348,135	Pool #A42803, 5.50%, 2/1/36	393,624
40,213	Pool #A42804, 6.00%, 2/1/36	46,040
109,519	Pool #A42805, 6.00%, 2/1/36	125,835

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$249,089	Pool #A44639, 5.50%, 3/1/36	$281,091
288,091	Pool #A45396, 5.00%, 6/1/35	319,882
212,239	Pool #A46321, 5.50%, 7/1/35	241,762
83,951	Pool #A46735, 5.00%, 8/1/35	93,215
218,006	Pool #A46746, 5.50%, 8/1/35	246,423
100,165	Pool #A46748, 5.50%, 8/1/35	113,566
95,612	Pool #A46996, 5.50%, 9/1/35	108,403
339,817	Pool #A46997, 5.50%, 9/1/35	383,475
495,318	Pool #A47552, 5.00%, 11/1/35	549,978
258,476	Pool #A47553, 5.00%, 11/1/35	286,999
188,214	Pool #A47554, 5.50%, 11/1/35	213,454
171,243	Pool #A48789, 6.00%, 5/1/36	195,218
86,903	Pool #A49013, 6.00%, 5/1/36	100,533
166,322	Pool #A49526, 6.00%, 5/1/36	189,929
168,055	Pool #A49843, 6.00%, 6/1/36	194,105
461,909	Pool #A49844, 6.00%, 6/1/36	527,017
22,983	Pool #A49845, 6.50%, 6/1/36	25,568
99,227	Pool #A50128, 6.00%, 6/1/36	112,549
289,051	Pool #A59530, 5.50%, 4/1/37	325,736
206,940	Pool #A59964, 5.50%, 4/1/37	234,368
86,319	Pool #A61754, 5.50%, 5/1/37	98,218
91,806	Pool #A61779, 5.50%, 5/1/37	104,462
100,771	Pool #A61915, 5.50%, 6/1/37	114,127
152,152	Pool #A61916, 6.00%, 6/1/37	173,175
230,189	Pool #A63456, 5.50%, 6/1/37	259,907
546,001	Pool #A64012, 5.50%, 7/1/37	613,931
205,668	Pool #A64015, 6.00%, 7/1/37	235,710
500,240	Pool #A66061, 5.50%, 8/1/37	564,822
366,570	Pool #A66122, 6.00%, 8/1/37	417,821
210,284	Pool #A66133, 6.00%, 6/1/37	241,213
162,629	Pool #A66156, 6.50%, 9/1/37	190,077
216,028	Pool #A68766, 6.00%, 10/1/37	246,265
122,603	Pool #A70292, 5.50%, 7/1/37	138,163
118,381	Pool #A75113, 5.00%, 3/1/38	130,963
94,986	Pool #A76187, 5.00%, 4/1/38	105,943
168,475	Pool #A78354, 5.50%, 11/1/37	189,962
787,002	Pool #A91887, 5.00%, 4/1/40	874,586
300,744	Pool #A92388, 4.50%, 5/1/40	330,455
466,218	Pool #A93962, 4.50%, 9/1/40	512,275
723,205	Pool #A95573, 4.00%, 12/1/40	776,994
523,771	Pool #A96339, 4.00%, 12/1/40	562,727
691,384	Pool #A97099, 4.00%, 1/1/41	746,155
579,690	Pool #A97715, 4.00%, 3/1/41	625,612
548,302	Pool #A97716, 4.50%, 3/1/41	599,726
37,702	Pool #B31140, 6.50%, 10/1/31	41,933
24,472	Pool #B31206, 6.00%, 3/1/32	26,930
71,331	Pool #B31493, 5.00%, 2/1/34	77,477
58,825	Pool #B31532, 5.00%, 5/1/34	63,880

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 88,451	Pool #B31546, 5.50%, 5/1/34	$97,170
87,816	Pool #B31547, 5.50%, 5/1/34	96,458
89,426	Pool #B31551, 5.50%, 6/1/34	98,210
62,918	Pool #B31587, 5.00%, 11/1/34	68,389
62,934	Pool #B31588, 5.50%, 11/1/34	69,133
5,006	Pool #B50443, 5.00%, 11/1/18	5,050
44,499	Pool #B50450, 4.50%, 1/1/19	46,154
29,128	Pool #B50451, 5.00%, 1/1/19	30,047
6,166	Pool #B50470, 4.50%, 4/1/19	6,395
79,251	Pool #B50496, 5.50%, 9/1/19	83,432
52,826	Pool #B50499, 5.00%, 11/1/19	55,195
9,905	Pool #B50500, 5.50%, 10/1/19	10,395
15,750	Pool #B50501, 4.50%, 11/1/19	16,175
34,315	Pool #B50504, 5.50%, 11/1/19	36,197
137,156	Pool #B50506, 5.00%, 11/1/19	143,866
39,149	Pool #C37233, 7.50%, 2/1/30	46,479
189,582	Pool #C51686, 6.50%, 5/1/31	223,305
105,049	Pool #C53210, 6.50%, 6/1/31	124,030
46,375	Pool #C60020, 6.50%, 11/1/31	54,892
54,712	Pool #C65616, 6.50%, 3/1/32	64,153
53,612	Pool #C68324, 6.50%, 6/1/32	63,364
115,054	Pool #C73273, 6.00%, 11/1/32	134,079
173,917	Pool #C73525, 6.00%, 11/1/32	204,194
57,681	Pool #C74672, 5.50%, 11/1/32	65,066
165,966	Pool #C77844, 5.50%, 3/1/33	186,539
61,388	Pool #C77845, 5.50%, 3/1/33	69,479
42,210	Pool #C78252, 5.50%, 3/1/33	47,319
98,517	Pool #J00980, 5.00%, 1/1/21	105,326
28,251	Pool #J05466, 5.50%, 6/1/22	29,829
770,216	Pool #J21142, 2.50%, 11/1/27	795,278
684,088	Pool #J23532, 2.50%, 5/1/28	705,920
323,246	Pool #Q00462, 4.00%, 3/1/41	346,227
671,202	Pool #Q00465, 4.50%, 4/1/41	731,846
878,328	Pool #Q05867, 3.50%, 12/1/41	922,931
975,706	Pool #Q06239, 3.50%, 1/1/42	1,025,253
566,464	Pool #Q06406, 4.00%, 2/1/42	606,559
1,273,801	Pool #Q13349, 3.00%, 11/1/42	1,307,487
1,333,363	Pool #Q17662, 3.00%, 4/1/43	1,368,624
1,344,874	Pool #Q18754, 3.00%, 6/1/43	1,379,599
1,252,599	Pool #Q18772, 3.00%, 6/1/43	1,284,941
2,171,497	Pool #Q32756, 3.00%, 4/1/45	2,226,209
1,449,213	Pool #Q33966, 3.50%, 6/1/45	1,519,070

		39,675,181

Ginnie Mae — 31.51%
341,556	Pool #409117, 5.50%, 6/20/38	375,311
1,352,891	Pool #442423, 4.00%, 9/20/41	1,455,732
235,009	Pool #487643, 5.00%, 2/15/39	262,081

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 416,887	Pool #588448, 6.25%, 9/15/32	$418,243
496,054	Pool #616936, 5.50%, 1/15/36	557,476
403,242	Pool #617904, 5.75%, 9/15/23	404,562
1,814,095	Pool #618363, 4.00%, 9/20/41	1,938,389
497,397	Pool #624106, 5.13%, 3/15/34	498,695
685,260	Pool #654705, 4.00%, 9/20/41	732,211
421,168	Pool #664269, 5.85%, 6/15/38	429,943
126,738	Pool #675509, 5.50%, 6/15/38	142,541
426,056	Pool #697672, 5.50%, 12/15/38	478,381
289,464	Pool #697814, 5.00%, 2/15/39	319,914
387,333	Pool #697885, 4.50%, 3/15/39	421,028
117,896	Pool #698112, 4.50%, 5/15/39	128,667
812,592	Pool #698113, 4.50%, 5/15/39	886,836
273,742	Pool #699294, 5.63%, 9/20/38	303,268
2,293,935	Pool #713519, 6.00%, 7/15/39	2,661,153
440,853	Pool #714561, 4.50%, 6/15/39	481,132
538,195	Pool #716822, 4.50%, 4/15/39	585,014
370,249	Pool #716823, 4.50%, 4/15/39	404,078
126,416	Pool #717132, 4.50%, 5/15/39	138,519
407,338	Pool #717133, 4.50%, 5/15/39	442,773
969,335	Pool #720080, 4.50%, 6/15/39	1,067,480
715,362	Pool #720521, 5.00%, 8/15/39	798,635
911,122	Pool #724629, 5.00%, 7/20/40	1,001,202
1,322,544	Pool #726550, 5.00%, 9/15/39	1,476,496
538,080	Pool #729018, 4.50%, 2/15/40	586,002
284,707	Pool #729019, 5.00%, 2/15/40	317,849
413,261	Pool #729346, 4.50%, 7/15/41	451,665
538,285	Pool #738844, 3.50%, 10/15/41	569,615
339,623	Pool #738845, 3.50%, 10/15/41	359,231
1,471,943	Pool #738862, 4.00%, 10/15/41	1,579,003
431,550	Pool #747241, 5.00%, 9/20/40	472,598
972,964	Pool #748654, 3.50%, 9/15/40	1,029,137
262,526	Pool #748846, 4.50%, 9/20/40	289,291
791,855	Pool #757016, 3.50%, 11/15/40	837,572
600,824	Pool #757017, 4.00%, 12/15/40	648,632
913,554	Pool #759297, 4.00%, 1/20/41	986,139
879,952	Pool #759298, 4.00%, 2/20/41	940,517
539,416	Pool #762877, 4.00%, 4/15/41	578,650
472,224	Pool #763564, 4.50%, 5/15/41	516,107
572,647	Pool #770391, 4.50%, 6/15/41	625,863
982,761	Pool #770481, 4.00%, 8/15/41	1,054,241
239,247	Pool #770482, 4.50%, 8/15/41	261,480
737,423	Pool #770517, 4.00%, 8/15/41	795,437
769,127	Pool #770529, 4.00%, 8/15/41	825,069
1,348,903	Pool #770537, 4.00%, 8/15/41	1,447,015
630,226	Pool #770738, 4.50%, 6/20/41	680,004
1,188,115	Pool #779592, 4.00%, 11/20/41	1,269,519
676,372	Pool #779593, 4.00%, 11/20/41	722,715

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 743,124	Pool #AA6312, 3.00%, 4/15/43	$770,846
954,468	Pool #AA6424, 3.00%, 5/15/43	990,074
1,830,639	Pool #AB2733, 3.50%, 8/15/42	1,936,330
2,459,919	Pool #AB2745, 3.00%, 8/15/42	2,551,685
2,341,243	Pool #AB2841, 3.00%, 9/15/42	2,428,582
763,518	Pool #AB2843, 3.00%, 9/15/42	792,001
868,440	Pool #AB2852, 3.50%, 9/15/42	918,579
5,620,251	Pool #AC9541, 2.12%, 2/15/48	5,644,745
981,273	Pool #AE6946, 3.00%, 6/15/43	1,018,492
765,681	Pool #AE8253, 4.00%, 2/20/44	818,860
823,648	Pool #AG8915, 4.00%, 2/20/44	886,387
1,166,139	Pool #AK6446, 3.00%, 1/15/45	1,209,459
1,092,119	Pool #AK7036, 3.00%, 4/15/45	1,132,519
2,045,146	Pool #AO3594, 3.50%, 8/20/45	2,165,937
1,365,487	Pool #AO8336, 3.50%, 9/20/45	1,444,869
2,205,145	Pool #AP3887, 3.50%, 9/20/45	2,335,387
1,133,218	Pool #AR4919, 3.50%, 3/20/46	1,198,992
2,072,215	Pool #AS2837, 3.50%, 3/20/46	2,192,492
1,118,136	Pool #AS5511, 3.50%, 3/20/46	1,183,037
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(c)	681,840
2,428,442	Series 2012-107, Class A, 1.15%, 1/16/45	2,338,942
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53	1,588,270
5,649,819	Series 2012-114, Class A, 2.10%, 1/16/53(c)	5,617,144
2,090,064	Series 2012-115, Class A, 2.13%, 4/16/45	2,065,483
3,478,194	Series 2012-120, Class A, 1.90%, 2/16/53	3,420,344
1,621,964	Series 2012-131, Class A, 1.90%, 2/16/53	1,585,286
667,063	Series 2012-144 Class AD, 1.77%, 1/16/53	653,245
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	6,122,804
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(c)	3,095,184
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(c)	1,658,352
2,167,879	Series 2012-53, Class AC, 2.38%, 12/16/43	2,192,868
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,890,270
742,027	Series 2012-70, Class A, 1.73%, 5/16/42	742,673
2,770,125	Series 2012-72, Class A, 1.71%, 5/16/42	2,757,560
2,621,908	Series 2012-78, Class A, 1.68%, 3/16/44	2,613,510
1,274,164	Series 2013-101, Class AG, 1.76%, 4/16/38	1,267,676
1,218,017	Series 2013-105, Class A, 1.71%, 2/16/37	1,210,619
1,436,509	Series 2013-107, Class A, 2.00%, 5/16/40	1,433,938
1,361,028	Series 2013-126, Class BK, 2.45%, 10/16/47	1,369,218
680,144	Series 2013-127, Class A, 2.00%, 3/16/52	679,596
858,982	Series 2013-17, Class A, 1.13%, 1/16/49	839,499
800,872	Series 2013-29, Class AB, 1.77%, 10/16/45	788,364
870,398	Series 2013-33, Class A, 1.06%, 7/16/38	848,762
2,435,681	Series 2013-63, Class AB, 1.38%, 3/16/45	2,381,502
1,449,321	Series 2013-97, Class AC, 2.00%, 6/16/45	1,432,523
1,383,260	Series 2014-148, Class A, 2.65%, 3/1/39	1,412,062
8,953,111	Series 2014-172, Class AF, 2.50%, 1/1/55	9,084,804
642,173	Series 2014-47, Class AB, 2.25%, 8/16/40	647,696

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$1,102,910	Series 2014-54, Class AB, 2.62%, 10/16/43	$1,112,221
988,634	Series 2014-77, Class AC, 2.35%, 10/16/40	996,306
1,028,585	Series 2014-82, Class AB, 2.40%, 5/16/45	1,041,242
979,410	Series 2015-107, Class AB, 2.20%, 11/16/49	992,773
3,217,883	Series 2015-114, Class AD, 2.50%, 11/15/51	3,262,086
2,083,180	Series 2015-128, Class AD, 2.50%, 12/16/50	2,111,518
990,583	Series 2015-130, Class AH, 2.90%, 8/16/47	1,017,056
3,171,399	Series 2015-135, Class AC, 2.35%, 4/16/49	3,208,887
1,188,973	Series 2015-136, Class AC, 2.50%, 3/16/47	1,203,288
962,204	Series 2015-15, Class A, 2.00%, 11/1/48	961,354
1,985,444	Series 2015-154, Class AD, 2.50%, 5/1/54	2,006,707
993,188	Series 2015-171, Class DA, 2.37%, 3/16/46	989,643
1,958,129	Series 2015-2, Class A, 2.50%, 12/16/44	2,000,837
2,022,891	Series 2015-22, Class A, 2.40%, 8/16/47	2,051,395
6,178,328	Series 2015-70, Class AB, 2.30%, 11/16/48	6,154,701
698,969	Series 2015-75, Class A, 3.00%, 2/16/44	718,394
2,661,605	Series 2015-98, Class AB, 2.50%, 11/16/43	2,679,115
747,428	Series 2016-11, Class AD, 2.25%, 11/16/43	752,774
995,932	Series 2016-14, Class AB, 2.15%, 8/16/42	1,000,895
998,668	Series 2016-26, Class A, 2.25%, 12/16/55	1,003,573
998,801	Series 2016-28, Class AB, 2.40%, 11/16/55	1,007,742
800,000	Series 2016-36, Class AB, 2.30%, 6/16/56	805,059
995,929	Series 2016-39, Class AH, 2.50%, 9/16/44	1,008,914

		174,778,898

Total U.S. Government Agency Backed Mortgages		566,489,691

(Cost $547,433,383)
U.S. Government Agency Obligations — 1.11%
Small Business Administration — 1.04%
136,434	0.80%, 3/25/29(c)	134,683
194,589	0.85%, 3/25/28(c)	192,198
508,489	0.88%, 1/26/32(a)	517,845
89,342	0.91%, 4/16/20(a)	89,771
263,606	1.25%, 9/17/30(a)	270,591
8,917,958	1.26%, 7/18/30*(a)(d)	169,441
1,319,676	3.36%, 7/8/24(a)	1,432,245
64,419	3.36%, 7/1/21(a)	68,130
248,933	3.53%, 12/25/40(a)	275,385
138,373	3.58%, 12/18/23(a)	150,300
98,339	3.61%, 4/4/20(a)	102,528
366,408	3.86%, 9/16/34(a)	409,314
16,815	4.13%, 7/18/17(a)	17,008
247,180	4.23%, 8/25/27(a)	272,637
482,607	4.31%, 6/25/28(c)	538,575
148,133	4.36%, 7/17/29(a)	168,754
244,114	4.70%, 11/25/26(c)	272,693

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$111,196	4.88%, 6/24/24(a)	$122,960
57,664	5.13%, 2/28/24(a)	63,558
477,968	6.03%, 10/31/32(a)	502,775

		5,771,391

United States Department of Agriculture — 0.07%
219,847	5.38%, 10/26/22(a)	229,938
126,583	6.08%, 7/1/32(a)	133,330

		363,268

Total U.S. Government Agency Obligations		6,134,659

(Cost $6,789,533)

Shares
Investment Company — 1.42%
7,858,242	JPMorgan Prime Money Market Fund, Institutional Class	7,858,242

Total Investment Company		7,858,242

(Cost $7,858,242)

Total Investments (Cost $580,886,674)(e) — 108.13%	$599,758,464

Liabilities in excess of other assets — (8.13)%	(45,080,425)

NET ASSETS — 100.00%	$554,678,039

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(c)	Floating rate note. Rate shown is as of report date.
(d)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total value of investment in restricted and/or illiquid securities representing $169,441, or 0.03% of net assets, are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/2016 Carrying Value Per Unit
$8,917,958	Small Business Administration	01/10/2008	$857,486	$1.90

(e)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2016 (Unaudited)

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

TBA - To-be-announced

 Financial futures contracts as of March 31, 2016:

	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value	Clearinghouse
Short Position:

Five Year U.S. Treasury Notes	265	June, 2016	$24,844	$32,132,906	Barclays Capital
Ten Year U.S. Treasury Notes	60	June, 2016	28,125	7,851,563	Barclays Capital
Thirty Year U.S. Treasury Bonds	28	June, 2016	31,500	4,635,750	Barclays Capital
Ultra U.S. Treasury Bonds	20	June, 2016	30,000	3,480,625	Barclays Capital
Ultra U.S. Treasury Bonds	40	June, 2016	(35,000)	6,866,250	Barclays Capital

Total			$79,469

See Notes to Financial Statements.

23

FINANCIAL STATEMENTS
Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

Assets:
Investments in securities, at value (cost $580,886,674)	$599,758,464
Interest and dividends receivable	1,843,628
Receivable for Fund shares sold	380,694
Receivable for investments sold	8,688
Cash pledged for financial futures contracts	1,867,467
Unrealized gain on futures contracts	114,469
Prepaid expenses and other assets	16,732

Total Assets	603,990,142

Liabilities:
Distributions payable	671,426
Unrealized loss on futures contracts	35,000
Payable for capital shares redeemed	150,588
Payable for investments purchased	3,255,374
Reverse repurchase agreements (including interest of $27,989)	44,881,989
Accrued expenses and other payables:
Investment advisory fees	230,810
Accounting fees	8,589
Distribution fees	205
Audit fees	25,333
Transfer agent fees	7,909
Other	44,880

Total Liabilities	49,312,103

Net Assets	$554,678,039

Net Assets Consist Of:
Capital	$579,595,115
Distributions in excess of net investment income	(1,926,339)
Accumulated net realized losses from investment transactions, futures contracts and sale commitments	(41,941,996)
Net unrealized appreciation on investments, futures contracts, and sale commitments	18,951,259

Net Assets	$554,678,039

24

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

Net Assets:
Class A	$21,289,105
Class I	533,388,934

Total	$554,678,039

Shares Outstanding (1,000,000,000 shares authorized, 100,000,000 shares registered at $.0000001 par value):
Class A	2,300,502
Class I	57,676,091

Total	59,976,593

Net Asset Values and Redemption Price Per Share:
Class A(a)	$9.25
Class I	$9.25
Maximum Offering Price Per Share:
Class A	$9.61
Maximum Sales Charge - Class A	3.75%

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See Notes to Financial Statements.

25

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

Investment Income:
Interest income	$9,565,360
Dividend income	6,933

Total Investment Income	9,572,293

Expenses:
Management fees	1,340,143
Interest expense	178,954
Distribution fees - Class A	26,674
Accounting services	25,902
Audit fees	24,726
Legal fees	14,582
Custodian fees	22,807
Insurance fees	2,134
Trustees’ fees and expenses	9,286
Transfer agent fees - Class A	21,459
Transfer agent fees - Class I	23,201
Shareholder reports	16,637
Registration and filing fees	21,161
Other fees and expenses	52,492

Total expenses before fee waiver/reimbursement	1,780,158
Expenses reduced/waived by:
Advisor	(7,751)

Net Expenses	1,772,407

Net Investment Income	7,799,886

Realized/Unrealized Gains (Losses) from Investment Transactions and Futures Contracts:
Net realized losses from investment transactions	(304)
Net realized losses from futures contracts	(1,393,857)

(1,394,161)

Net change in unrealized appreciation/depreciation on investments	1,419,981
Net change in unrealized appreciation/depreciation on futures contracts	1,121,969

2,541,950

Net realized/unrealized gains (losses) from investments and futures contracts	1,147,789

Change in net assets resulting from operations	$8,947,675

See Notes to Financial Statements.

26

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)

From Investment Activities:
Operations:
Net investment income	$ 7,799,886	$ 14,887,959
Net realized losses from investments and futures contracts	(1,394,161)	(1,049,215)
Net change in unrealized appreciation/depreciation on investments and futures contracts	2,541,950	1,369,431
Change in net assets resulting from operations	8,947,675	15,208,175

Distributions to Class A Shareholders:
From net investment income	(295,432)	(600,319)

Distributions to Class I Shareholders:
From net investment income	(8,108,152)	(15,955,838)
Change in net assets resulting from shareholder distributions	(8,403,584)	(16,556,157)

Capital Transactions:
Proceeds from shares issued	31,624,123	50,926,593
Distributions reinvested	4,651,370	8,697,151
Cost of shares redeemed	(14,382,324)	(24,094,072)
Change in net assets resulting from capital transactions	21,893,169	35,529,672
Net increase in net assets	22,437,260	34,181,690

Net Assets:
Beginning of period	532,240,779	498,059,089
End of period	$554,678,039	$532,240,779
Distributions in excess of net investment income	$ (1,926,339)	$ (1,322,641)

Share Transactions:
Issued	3,434,700	5,479,719
Reinvested	504,483	934,284
Redeemed	(1,559,454)	(2,590,371)
Change in shares resulting from capital transactions	2,379,729	3,823,632

See Notes to Financial Statements.

27

FINANCIAL STATEMENTS

Statement of Cash Flows

For the Six Months Ended March 31, 2016 (Unaudited)

Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$8,947,675
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term securities	(33,259,827)
Proceeds from sales and paydowns of long-term securities	37,553,116
Purchases/proceeds from sales of short-term securities-net	1,520,296
Net change in unrealized (appreciation)/depreciation on investment securities	(1,419,981)
Net change in unrealized (appreciation)/depreciation on futures contracts	(1,121,969)
Net realized loss from investment transactions	304
Amortization of premium and discount - net	468,111
Decrease in interest and dividends receivable	34,359
Decrease in receivable from custodian	3,191,058
Decrease in interest due on reverse repurchase agreements	(9,956)
Decrease in cash pledged for financial futures contracts	648,583
Decrease in prepaid expenses and other assets	649
Increase in payable to investment advisor	18,506
Decrease in accrued expenses and other liabilities	(43,828)

Net Cash Provided by Operating Activities	16,527,096

Cash Used in Financing Activities:
Cash receipts/payments from reverse repurchase agreements - net	(26,362,000)
Proceeds from issuance of shares	31,348,032
Cash payments on shares redeemed	(14,621,522)
Distributions paid to shareholders	(3,700,548)

Net Cash Used in Financing Activities	(13,336,038)

Cash:
Net change in cash	3,191,058
Cash overdraft at beginning of period	(3,191,058)

Cash at end of period	$—

Cash Flow Information:
Cash paid for interest	$188,910

Noncash Financing Activities:
Capital shares issued in reinvestment of distributions to shareholders	$4,651,370

See Notes to Financial Statements.

28

This Page Intentionally Left Blank

29

Access Capital Community Investment Fund
		(Selected data for a share outstanding throughout the periods indicated)
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2016 (Unaudited)	$ 9.25	0.12	0.01	0.13	(0.13)	$ 9.25
Year Ended September 30, 2015	9.27	0.24	0.01	0.25	(0.27)	9.25
Year Ended September 30, 2014	9.28	0.27	0.02	0.29	(0.30)	9.27
Year Ended September 30, 2013	9.77	0.28	(0.46)	(0.18)	(0.31)	9.28
Year Ended September 30, 2012	9.75	0.37	0.05	0.42	(0.40)	9.77
Year Ended September 30, 2011	9.81	0.43	(0.05)	0.38	(0.44)	9.75
Class I (b)
Six Months Ended March 31, 2016 (Unaudited)	$ 9.24	0.13	0.03	0.16	(0.15)	$ 9.25
Year Ended September 30, 2015	9.26	0.27	0.01	0.28	(0.30)	9.24
Year Ended September 30, 2014	9.27	0.31	0.01	0.32	(0.33)	9.26
Year Ended September 30, 2013	9.76	0.31	(0.46)	(0.15)	(0.34)	9.27
Year Ended September 30, 2012	9.74	0.40	0.04	0.44	(0.42)	9.76
Year Ended September 30, 2011	9.80	0.45	(0.05)	0.40	(0.46)	9.74
(a) Per share net investment income has been calculated using the average daily shares method.
(b) The existing share class was renamed Class I Shares with the commencement of Class A Shares on January 29, 2009.
See Notes to Financial Statements.

30

Access Capital Community Investment Fund (cont.)
		(Selected data for a share outstanding throughout the periods indicated)
		Ratios to Average Net Assets(a)				Supplemental Data
	Total Return(b)(c)	Total Expenses	Net Expenses	Total Expenses After Fees Waived/Reimbursed and Excluding Interest Expense	Net Investment Income	Net Assets, End of Period (000’s)	Portfolio Turnover Rate
Class A
Six Months Ended
March 31, 2016 (Unaudited)	1.40%(d)	1.09%	1.01%	0.95%	2.56%	$ 21,289	5%
Year Ended September 30, 2015	2.69%	1.06%	1.00%	0.95%	2.55%	21,135	23%
Year Ended September 30, 2014	3.26%	1.06%	1.01%	0.95%	2.91%	19,454	10%
Year Ended September 30, 2013	(1.92%)	0.99%	0.99%	0.92%	2.99%	14,869	23%
Year Ended September 30, 2012	4.35%	1.03%	1.03%	0.94%	3.80%	14,458	20%
Year Ended September 30, 2011	3.98%	1.03%	1.03%	0.96%	4.40%	8,212	17%
Class I
Six Months Ended
March 31, 2016 (Unaudited)	1.70%(d)	0.65%	0.65%	0.58%	2.92%	$ 533,389	5%
Year Ended September 30, 2015	2.95%	0.63%	0.63%	0.58%	2.91%	511,106	23%
Year Ended September 30, 2014	3.76%	0.65%	0.65%	0.58%	3.34%	478,605	10%
Year Ended September 30, 2013	(1.69%)	0.74%	0.74%	0.67%	3.28%	504,970	23%
Year Ended September 30, 2012	4.62%	0.78%	0.78%	0.70%	4.12%	576,183	20%
Year Ended September 30, 2011	4.23%	0.79%	0.79%	0.72%	4.66%	537,319	17%

(a)    Annualized for those periods that are less than one year.

(b)    Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)    Total investment returns exclude the effect of sales charge.

(d)    Not Annualized.

See Notes to Financial Statements.

31

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 22 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the Access Capital Community Investment Fund (the “Fund”). At its inception in 1998, the Access Capital Strategies Community Investment Fund, Inc., the Fund’s predecessor, elected status as a business development company under the Investment Company Act of 1940 (as amended) (the “1940 Act”), but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The predecessor fund was reorganized into a series of the Trust, a registered open-end management company under the 1940 Act, effective July 28, 2008.

The Fund offers two share classes: Class A and Class I shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

The Fund’s investment objective is to invest in geographically specific debt securities located in portions of the United States designated by Fund investors. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting the affordable housing industry in areas of the United States designated by Fund shareholders. The Fund’s investments generally support community development, for example by supporting job creation or local business development.

2. Significant Accounting Policies:

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” Summarized below are the significant accounting policies of the Fund. The policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of the Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or

32

NOTES TO FINANCIAL STATEMENTS

instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Fund’s Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Fund’s Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Fund utilizes fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

The Fund’s Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is

33

NOTES TO FINANCIAL STATEMENTS

subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Fund discloses the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

●    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

●    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Investment Company	$7,858,242	$—	$—	$7,858,242
Municipal Bonds	—	19,275,872	—	19,275,872
U.S. Government Agency Backed Mortgages	—	566,489,691	—	566,489,691
U.S. Government Agency Obligations	—	5,965,218	169,441	6,134,659
Other Financial Instruments(*)
Interest Rate Contracts	114,469	—	—	114,469

Total Assets	$7,972,711	$591,730,781	$169,441	$599,872,933

Liabilities:
Other Financial Instruments(*)
Interest Rate Contracts	$ 35,000	$44,881,989	$—	$44,916,989

* Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts and reverse repurchase agreements which are reflected in the Notes to Financial Statements and shown in the Statement of Assets and Liabilities at their par value plus accrued interest.

34

NOTES TO FINANCIAL STATEMENTS

During the six months ended March 31, 2016, the Fund recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

U.S. Government Agency Obligations (Small Business Administration)
Balance as of 9/30/15(value)	$168,079
Change in unrealized appreciation (depreciation)	1,362*

Balance as of 3/31/16 (value)	$169,441

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at March 31, 2016.

The Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

Financial Instruments:

Reverse Repurchase Agreements:

To obtain short-term financing, the Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. For the six months ended March 31, 2016, the average amount borrowed was approximately $60,544,787 and the daily weighted average interest rate was 0.30%.

Details of open reverse repurchase agreements at March 31, 2016 were as follows:

Counterparty	Rate	Trade Date	Maturity Date	Net Closing Amount	Par Value
BNP Paribas	0.70%	3/02/16	4/26/16	$(15,718,792)	$(15,702,000)
Deutsche Bank AG	0.62%	2/17/16	4/04/16	(16,429,288)	(16,416,000)
Goldman Sachs	0.69%	2/26/16	4/18/16	(6,753,725)	(6,747,000)
Goldman Sachs	0.70%	3/16/16	4/18/16	(5,992,843)	(5,989,000)

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to

35

NOTES TO FINANCIAL STATEMENTS

be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The following table is a summary of the Fund’s reverse repurchase agreements by counterparty, which are subject to offset under a MRA on a net basis as of March 31, 2016 :

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount[2]
BNP Paribas	$15,711,160	$(15,711,160)	$—	$—
Deutsche Bank AG	16,428,440	(16,428,440)	—	—
Goldman Sachs	12,742,389	(12,742,389)	—	—

	$44,881,989	$(44,881,989)	$—	$—

[1]

Collateral with a value of $46,939,090 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Derivatives:

The Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of March 31, 2016, see the following section for financial futures contracts.

Financial Futures Contracts:

The Fund entered into futures contracts in an effort to manage both the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

36

NOTES TO FINANCIAL STATEMENTS

Open futures contracts are shown on the Schedule of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers shown on the Statement of Assets and Liabilities at March 31, 2016.

Fair value of derivative instruments as of March 31, 2016 are as follows:

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount

	Asset Derivatives
Interest Rate Risk	Unrealized Gain on Futures Contracts	$114,469
	Liability Derivatives
Interest Rate Risk	Unrealized Loss on Futures Contracts	$35,000

The effect of derivative instruments on the Statement of Operations during the six months ended March 31, 2016 is as follows:

Derivative Instruments Categorized by Risk Exposure	Net Realized Losses from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk	$(1,393,857)	$1,121,969

For the six months ended March 31, 2016, the average volume of derivative activities are as follows:

Futures Short Positions (Contracts)
351

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund.

The Fund’s risk of loss from counterparty credit risk in OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

TBA Commitments:

The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of March 31, 2016, the Fund had outstanding TBA commitments which are shown on the Schedule of Portfolio Investments.

37

NOTES TO FINANCIAL STATEMENTS

Mortgage Backed Securities:

Because the Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage-backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Credit Enhancement:

Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each fund in the Trust either proportionately based upon the fund’s relative net assets or using another reasonable basis such as equally across all funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid to a redeeming shareholder at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

38

NOTES TO FINANCIAL STATEMENTS

3. Agreements and Other Transactions with Affiliates:

RBC GAM (US) serves as investment advisor to the Fund and has agreed to waive or limit fees through January 31, 2017, to maintain other expenses (excluding certain fees such as interest expense, management fees and distribution fees) at 0.20% of the Fund’s average daily net assets. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. At March 31, 2016, the amount subject to possible recoupment under the expense limitation agreement is $17,240. During the six months ended March 31, 2016, no reimbursements were made to the Advisor.

Under the terms of the Fund’s investment advisory agreement, the Advisor receives from the Fund an annual management fee, paid monthly, of 50 basis points (0.50%) of the Fund’s daily average net assets.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $46,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,000 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Fund Distribution:

The Fund has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the Plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the six months ended March 31, 2016, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2016 were as follows:

Purchases (Excl. U.S. Gov’t.)	Sales (Excl. U.S. Gov’t.)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
$30,820,835	$(36,959,870)	$—	$—

39

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue 1,000,000,000 shares of beneficial interest (“shares outstanding”) with par value of $.0000001. Transactions in shares of the Fund are summarized below:

	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,591,373	$7,363,847
Distributions reinvested	282,829	521,306
Cost of shares redeemed	(3,743,404)	(6,124,647)

Change in Class A	$130,798	$1,760,506

Class I
Proceeds from shares issued	$28,032,750	$43,562,746
Distributions reinvested	4,368,541	8,175,845
Cost of shares redeemed	(10,638,920)	(17,969,425)

Change in Class I	$21,762,371	$33,769,166

Change in net assets resulting from capital transactions	$21,893,169	$35,529,672

SHARE TRANSACTIONS:
Class A
Issued	389,669	791,058
Reinvested	30,666	55,977
Redeemed	(405,412)	(660,470)

Change in Class A	14,923	186,565

Class I
Issued	3,045,031	4,688,661
Reinvested	473,817	878,307
Redeemed	(1,154,042)	(1,929,901)

Change in Class I	2,364,806	3,637,067

Change in shares resulting from capital transactions	2,379,729	3,823,632

7. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2012, 2013, 2014 and 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

40

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2016, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$580,886,674	$21,218,595	$(2,346,805)	$18,871,790

The tax characters of distributions were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid
For the year ended September 30, 2015	$16,567,503	$16,567,503

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2016.

As of September 30, 2015, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Capital Loss Carryforward	Expires
$8,197,543	2016
$11,587,282	2018
$4,011,206	2019

As of September 30, 2015, the Fund had a short-term capital loss carryforward of $8,995,285 and a long-term capital loss carryforward of $8,799,019 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any deferred qualified late-year capital losses which will be treated as arising on the first business day of the fiscal year ending September 30, 2016.

8. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

41

SHARE CLASS INFORMATION (UNAUDITED)

The Access Capital Community Investment Fund offers Class A and Class I shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Fund are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

42

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the Access Capital Community Investment Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Expenses Paid During Period* 10/1/15-3/31/16	Annualized Expense Ratio During Period 10/1/15-3/31/16
Class A	$1,000.00	$1,014.00	$5.09	1.01%
Class I	$1,000.00	$1,017.00	$3.28	0.65%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Expenses Paid During Period* 10/1/15-3/31/16	Annualized Expense Ratio During Period 10/1/15-3/31/16
Class A	$1,000.00	$1,019.95	$5.10	1.01%
Class I	$1,000.00	$1,021.75	$3.29	0.65%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half-year period).

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Access Capital

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the Fund. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the Fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2016.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor to the Access Capital Community Investment Fund. The Fund is distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-AC SAR 03-16

	RBC Funds

About Your Semi-Annual Report
	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of
Contents
	Portfolio Managers	1
	Performance Summary	4
	Fund Statistics
	- RBC BlueBay Emerging Market Select Bond Fund	8
	- RBC BlueBay Emerging Market Corporate Bond Fund	9
	- RBC BlueBay Global High Yield Bond Fund	10
	- RBC BlueBay Global Convertible Bond Fund	11
	- RBC BlueBay Absolute Return Fund	12
	- RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	13
	- RBC BlueBay Total Return Credit Fund	14
	Schedule of Portfolio Investments	15
	Financial Statements
	- Statements of Assets and Liabilities	78
	- Statements of Operations	82
	- Statements of Changes in Net Assets	84
	Financial Highlights	91
	Notes to Financial Statements	103
	Share Class Information	135
	Supplemental Information	136

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and BlueBay Asset Management LLP (“BlueBay”) serves as an investment sub-advisor to each of the Funds and BlueBay Asset Management USA LLC (“BlueBay US”) serves as an investment sub-advisor for the RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Absolute Return Fund and RBC BlueBay Total Return Credit Fund. The sub-advisors are responsible for the overall management of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.

David Dowsett Partner, Co-Chief Investment Officer & Co-Head of Emerging Market Debt

David Dowsett is Co-Chief Investment Officer of BlueBay and Co-Head of the Emerging Market Debt team at the firm and is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund and RBC BlueBay Total Return Credit Fund. David joined BlueBay in April 2002. Previously he spent seven years at Deutsche Asset Management (formerly Morgan Grenfell Asset Management) where he was a Board Director with responsibility for emerging markets and a member of the Investment Policy Committee for all fixed income. David has a BA (Hons) degree in Politics and Economics from Durham University.

Nick Shearn Portfolio Manager

Nick Shearn is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund and RBC BlueBay Total Return Credit Fund. Nick joined BlueBay in June 2011 from The Royal Bank of Scotland, where he was Head of Local Markets Rates Trading for the CEEMEA region. Prior to this he spent ten years at Deutsche Bank in Johannesburg (1998-2002) and London (2002-2008) trading local markets products. Before trading emerging markets products, Nick focused on the Eurobond markets and was Head of Liquid Credit Trading at JP Morgan before joining DKB International as Head of Trading in 1995. He has a BSc Econ (Hons) from Queen Mary College, London University.

Polina Kurdyavko Partner, Senior Portfolio Manager
Polina Kurdyavko is Head of the Emerging Market Corporate Debt team at BlueBay and the lead portfolio manager for the BlueBay long only and alternative emerging market corporate bond portfolios, including the RBC BlueBay Emerging Market Corporate Bond Fund and RBC BlueBay Total Return Credit Fund. Polina joined BlueBay in July 2005 from UBS where she worked as a Credit Analyst in EMEA corporate research. Her role involved secondary coverage of CEEMEA issuers and research support for primary issuance of select corporates. Prior to this, Polina was with Alliance Capital where she started as an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at Alliance. Polina holds an MSc (Hons) in Finance from the People’s Friendship University of Russia, Moscow and is a CFA charterholder.

PORTFOLIO MANAGERS

Anthony Robertson
Partner, Head of Global Leveraged Finance Group
Senior Portfolio Manager

Anthony Robertson is responsible for portfolio management of the RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Total Return Credit Fund. Anthony joined BlueBay in August 2004 from Putnam Investments (formerly New Flag Asset Management) where he was a Senior Portfolio Manager responsible for European high yield portfolios. Prior to Putnam, Anthony held similar roles at Standard Asset Management, London & Capital Asset Management, and the West Merchant Bank (West LB). Anthony received his Bachelor of Commerce (Honours) from the University of Natal.

Michael Reed
Senior Portfolio Manager

Michael Reed is responsible for portfolio management of the RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Total Return Credit Fund. Michael joined BlueBay in October 2007 from Pendragon, where, as a Partner, he ran the company’s convertible arbitrage strategies. Prior to that, he was a Managing Director of Salomon Brothers, responsible for international convertible bond trading between 1994 and 2002. Michael joined the Japanese Warrant Arbitrage desk at Salomon in 1989 and spent two years trading Japanese Warrant Arbitrage in Tokyo. Michael holds a Bachelor of Engineering from Southampton University.

Mark Dowding
Partner, Co-Head Investment Grade
Senior Portfolio Manager

Mark Dowding Co-Heads the investment grade team at BlueBay, is a member of the asset allocation committee and is responsible for portfolio management of the RBC BlueBay Absolute Return Fund and RBC BlueBay Total Return Credit Fund. Mark joined BlueBay in August 2010 from Deutsche Asset Management, where he was Head of Fixed Income in Europe. Prior to this, Mark was Head of Fixed Income in Europe for Invesco, where he managed a range of global fixed income portfolios for retail and institutional clients. Mark started his career as a Fixed Income Portfolio Manager at Morgan Grenfell in 1993 and holds a BA Hons in Economics from the University of Warwick.

PORTFOLIO MANAGERS

Raphael Robelin
Partner, Co-Chief Investment Officer & Co-Head of Investment Grade Debt

Raphael Robelin is Co-Chief Investment Officer of BlueBay, Co-Head of Investment Grade Debt at the firm and is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. He joined BlueBay in August 2003 from Invesco where he was Portfolio Manager for Investment Grade Funds. Prior to that, he was a Portfolio Manager with BNP Group and Saudi International Bank. Raphael holds a degree in Engineering (IT) and Applied Mathematics from EFREI as well as a Masters in Management and International Finance from La Sorbonne, Paris.

Geraud Charpin
Portfolio Manager

Geraud Charpin is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. Geraud has been working in credit markets since 1994 and joined BlueBay in August 2008 from UBS where he was Head of European Credit Strategy. Prior to that, he was a credit strategist with BNP Paribas and a credit analyst with Dresdner Kleinwort Benson and Natwest Markets. Geraud holds a degree in Engineering from ICPI Lyon, France as well as a Master of Finance from ESSEC International Management School, Paris.

Andrzej Skiba
Partner, Senior Portfolio Manager
Andrzej Skiba is responsible for BlueBay’s U.S.-based analyst and execution team and is a portfolio manager for the RBC BlueBay Absolute Return Fund. Andrzej joined BlueBay in February 2005 from Goldman Sachs where he worked as a Credit Analyst covering European investment grade Telecom, Media and Utility sectors. He spent his first four years at BlueBay as a credit analyst covering the TMT, Utilities and Retail sectors for the Investment Grade team. In 2009, he moved into a Portfolio Manager position, focusing on benchmarked portfolios. Andrzej has a BSc (Honors) in Management and International Business Economics from UMIST and is a CFA Charterholder.

PERFORMANCE SUMMARY

	1 Year	3 Year	Since Inception(a)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Average Annual Total Returns as of March 31, 2016 (Unaudited)

RBC BlueBay Emerging Market Select Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	-6.39%	N/A	-3.47%
- At Net Asset Value	-2.26%	N/A	-1.65%	1.15%	3.84%

Class I
- At Net Asset Value	-2.05%	-3.30%	0.54%	0.90%	1.14%

50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index(b)	1.65%	-0.65%	2.87%
JPMorgan EMBI Global Diversified Index (b)	4.19%	3.43%	5.95%
JPMorgan GBI-EM Broad Diversified Index (b)	-0.95%	-4.67%	-0.21%

RBC BlueBay Emerging Market Corporate Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	-5.47%	N/A	0.27%
- At Net Asset Value	-1.26%	N/A	2.14%	1.19%	35.45%

Class I
- At Net Asset Value	-0.97%	0.30%	4.08%	0.94%	1.74%

JPMorgan CEMBI Diversified(b)	2.84%	2.88%	6.17%

RBC BlueBay Global High Yield Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	-5.31%	N/A	0.43%
- At Net Asset Value	-1.12%	N/A	2.31%	0.98%	2.38%

Class I
- At Net Asset Value	-0.91%	2.90%	6.23%	0.75%	1.33%

BofA Merrill Lynch Global High Yield Constrained Index USD hedged(b)	-1.47%	2.69%	7.23%

RBC BlueBay Global Convertible Bond Fund
Class I
- At Net Asset Value	-5.18%	4.22%	6.82%	0.85%	1.56%

Thomson Reuters Convertible Global Focus USD Hedged Index(b)	-3.04%	4.98%	6.28%

PERFORMANCE SUMMARY

	1 Year	3 Year	Since Inception(a)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Average Annual Total Returns as of March 31, 2016 (Unaudited)
RBC BlueBay Absolute Return Fund
Class A
- Including Maximum Sales Charge of 4.25%	-10.35%	N/A	-3.13%
- At Net Asset Value	-6.38%	N/A	-1.30%	1.20%	1.17%

Class C
- At Net Asset Value	-7.10%	N/A	-4.40%	1.92%	1.90%

Class I
- At Net Asset Value	-6.09%	0.20%	0.35%	0.95%	0.96%

3-Month USD London Interbank Offering Rate (LIBOR) Index(b)	0.41%	0.30%	0.30%

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund
Class I
- At Net Asset Value	-4.31%	N/A	-4.00%	1.25%(3)	2.49%(3)

3-Month USD LIBOR Index(b)	0.41%	N/A	0.38%

RBC BlueBay Total Return Credit Fund
Class I
- At Net Asset Value	-3.44%	N/A	-0.98%	1.00%(3)	1.34%(3)

3-Month USD LIBOR Index(b)	0.41%	N/A	0.38%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect actual expenses for the most recent year end for all Funds except RBC BlueBay Emerging Market Unconstrained Fixed Income Fund and RBC BlueBay Total Return Credit Fund, which reflects actual expenses from December 9, 2014 (commencement of operations) to September 30, 2015.

(2) The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2017 (October 31, 2017 for RBC BlueBay Emerging Market Corporate Bond Fund and RBC BlueBay Global High Yield Bond Fund). For RBC BlueBay Emerging Market Corporate Bond Fund and RBC BlueBay Global High Yield Bond Fund, effective August 3, 2015, the annual rate under the expense limitation agreement is 0.825% and 0.70% for Class A and 0.575% and 0.45% for Class I. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2015.

(3) Annualized.

(a) The inception date (commencement of operations) for Class A shares is November 27, 2013 and

November 30, 2011 for Class I shares for each Fund except RBC BlueBay Absolute Return Fund, which is June 24, 2014 for Class C shares and November 30, 2012 for Class I shares, and RBC BlueBay Emerging Market Unconstrained Fixed Income Fund and RBC BlueBay Total Return Credit Fund, which is December 9, 2014 for

PERFORMANCE SUMMARY

Class I shares. The total returns for RBC BlueBay Emerging Market Unconstrained Fixed Income Fund and RBC BlueBay Total Return Credit Fund are not annualized.

(b) Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

JPMorgan Emerging Markets Bond Index (“EMBI”) Global Diversified tracks total returns for U.S. Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

JPMorgan Government Bond Index - Emerging Markets (“GBI-EM”) Broad Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

The JPMorgan Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

The BofA Merrill Lynch Global High Yield Constrained Index USD hedged tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating.

The Thomson Reuters Convertible Global Focus USD Hedged Index measures the performance of the liquid global convertible market. This index was formerly known as the UBS Global Focus Convertible Index.

The 3-Month USD London Interbank Offering Rate (LIBOR) Index is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

This Page Intentionally Left Blank

	FUND STATISTICS (UNAUDITED)
	RBC BlueBay Emerging Market Select Bond Fund
Investment Objective	Current income and capital appreciation.
Benchmark	50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index
Asset Allocation (as of 3/31/16) (% of fund’s investments) & Top Five Industries (as of 3/31/16) (% of fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 14.54% of investments.

Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)	Mexican Bonos, 10.00%, 12/5/24	6.64%	Hungary Government International Bond, 5.75%, 11/22/23	1.73%
	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	5.36%	Poland Government Bond, 3.25%, 7/25/25	1.70%
	South Africa Government Bond, 10.50%, 12/21/26	4.13%	Petroleos de Venezuela SA, 6.00%, 11/15/26	1.69%
	Turkey Government Bond, 8.00%, 3/12/25 Mexican Bonos, 6.50%, 6/10/21	1.99% 1.75%	Romanian Government International Bond, 6.13%, 1/22/44 South Africa Government Bond, 7.00%, 2/28/31	1.59% 1.53%

	A listing of all portfolio holdings can be found beginning on page 15.
Growth of $1,000,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 to March 31, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

FUND STATISTICS (UNAUDITED)
RBC BlueBay Emerging Market Corporate Bond Fund
Current income and capital appreciation.			Investment Objective
JPMorgan CEMBI Diversified Index			Benchmark
*Includes U.S. dollar denominated cash equivalent investments representing 7.46% of investments.			Asset Allocation (as of 3/31/16) (% of fund’s investments) & Top Five Industries (as of 3/31/16) (% of fund’s net assets)
FPC Finance Ltd., 6.00%, 6/28/19 Royal Capital B.V., 6.25%, 1/29/49 Akbank TAS, 4.00%, 1/24/20 Empresa de Energia de Bogota SA ESP, 6.13%, 11/10/21 BBVA Bancomer SA, 6.75%, 9/30/22	2.36% 2.23% 2.17% 1.71% 1.52%

Israel Electric Corp. Ltd., 5.00%, 11/12/24

Industrial & Commercial Bank of China Ltd., New York, 2.91%, 11/13/20

YPF SA, 8.88%, 12/19/18

DP World Ltd., 6.85%, 7/2/37

Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38

		1.45% 1.40% 1.35% 1.34% 1.25%	Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)
A listing of all portfolio holdings can be found beginning on page 25.

The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 to March 31, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Growth of $1,000,000 Initial Investment Since Inception (11/30/11)

FUND STATISTICS (UNAUDITED)
RBC BlueBay Global High Yield Bond Fund
Investment Objective	Current income and capital appreciation.
Benchmark	BofA Merrill Lynch Global High Yield Constrained Index
Asset Allocation (as of 3/31/16) (% of fund’s investments) & Top Five Industries (as of 3/31/16) (% of fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 6.21% of investments.
Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)

Wind Acquisition Finance SA, 4.00%, 7/15/20

HD Supply, Inc., 7.50%, 7/15/20

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25

ESH Hospitality, Inc., 5.25%, 5/1/25

Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23

2.13% 1.94% 1.77% 1.69% 1.41%

      Albea Beauty Holdings SA, 8.38%, 11/1/19

      Envision Healthcare Corp., 5.13%, 7/1/22

      Virgin Media Secured Finance Plc, 6.00%, 4/15/21

      Numericable Group SA, 6.00%, 5/15/22

      Great Canadian Gaming Corp., 6.63%, 7/25/22

1.26% 1.25% 1.21% 1.17% 1.16%
A listing of all portfolio holdings can be found beginning on page 32.
Growth of $1,000,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 to March 31, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

FUND STATISTICS (UNAUDITED)
RBC BlueBay Global Convertible Bond Fund
Current income and capital appreciation.				Investment Objective
Thomson Reuters Convertible Global Focus USD Hedged Index				Benchmark
*Includes U.S. dollar denominated cash equivalent investments representing 4.12% of investments.				Asset Allocation (as of 3/31/16) (% of fund’s investments) & Top Five Industries (as of 3/31/16) (% of fund’s net assets)
Citrix Systems, Inc., 0.50%, 4/15/19 Microchip Technology, Inc., 1.63%, 2/15/25 Cemex SAB de CV, 3.75%, 3/15/18 Tesla Motors, Inc., 1.25%, 3/1/21 Salesforce.com, Inc., 0.25%, 4/1/18	2.99% 2.75% 2.74% 2.55% 2.38%	Priceline Group, Inc., 1.00%, 3/15/18 Cahaya Capital Ltd., 0.26%, 9/18/21 ServiceNow, Inc., 1.92%, 11/1/18 Steinhoff Finance Holding GmbH, 4.00%, 1/30/21 Kawasaki Kisen Kaisha Ltd., 1.40%, 9/26/18	2.06% 2.00% 1.94% 1.81% 1.77%	Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)
A listing of all portfolio holdings can be found beginning on page 40.

The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 to March 31, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Growth of $1,000,000 Initial Investment Since Inception (11/30/11)

FUND STATISTICS (UNAUDITED)
RBC BlueBay Absolute Return Fund
Investment Objective	Current income and capital appreciation.
Benchmark	3-Month USD London Interbank Offering Rate (LIBOR) Index
Asset Allocation (as of 3/31/16) (% of fund’s investments) & Top Five Industries (as of 3/31/16) (% of fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 41.69% of investments.

Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)

Cyprus Government International Bond, 4.63%, 2/3/20

Slovenia Government International Bond, 5.50%, 10/26/22

Italy Buoni Poliennali del Tesoro, 3.10%, 9/15/26

Cyprus Government International Bond, 3.88%, 5/6/22

Iceland Government International Bond, 5.88%, 5/11/22

4.05% 3.10% 2.95% 2.86% 2.69%

Latvia Government International Bond, 5.25%, 6/16/21

Spain Government Bond, 1.95%, 4/30/26

Citigroup Inc., 1.18%, 7/30/18

Lithuania Government International Bond, 2.13%, 10/22/35

Slovenia Government International Bond, 4.13%, 2/18/19

2.36% 2.33% 2.07% 2.05% 1.97%
A listing of all portfolio holdings can be found beginning on page 47.
Growth of $1,000,000 Initial Investment Since Inception (11/30/12)

The graph reflects an initial investment of $1,000,000 over the period from November 30, 2012 to March 31, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

FUND STATISTICS (UNAUDITED)
RBC BlueBay Emerging Market Unconstrained Fixed Income Fund
Current income and capital appreciation.		Investment Objective
3-Month USD LIBOR Index		Benchmark
*Includes U.S. dollar denominated cash equivalent investments representing 24.04% of investments.		Asset Allocation (as of 3/31/16) (% of fund’s investments) & Top Five Industries (as of 3/31/16) (% of fund’s net assets)

Turkey Government Bond, 8.00%, 3/12/25

Hungary Government International Bond, 7.63%, 3/29/41

Mexican Bonos, 5.75%, 3/5/26

Romania Government Bond, 5.80%, 7/26/27

Peruvian Government International Bond, 5.63%, 11/18/50

5.91% 4.98% 4.83% 4.36% 4.16%

Serbia International Bond, 7.25%, 9/28/21

Poland Government International Bond, 1.50%, 9/9/25

Honduras Government International Bond, 7.50%, 3/15/24

Slovenia Government International Bond, 5.25%, 2/18/24

Kazakhstan Government International Bond, 6.50%, 7/21/45

	4.13% 4.09% 3.92% 3.86% 3.84%	Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)
*A listing of all portfolio holdings can be found beginning on page 59.

The graph reflects an initial investment of $1,000,000 over the period from December 9, 2014 to March 31, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Growth of $1,000,000 Initial Investment Since Inception (12/9/14)

FUND STATISTICS (UNAUDITED)
RBC BlueBay Total Return Credit Fund
Investment Objective	Current income and capital appreciation.
Benchmark	3-Month USD LIBOR Index
Asset Allocation (as of 3/31/16) (% of fund’s investments) & Top Five Industries (as of 3/31/16) (% of fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 8.58% of investments.
Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)

Virgin Media Secured Finance Plc, 6.00%, 4/15/21

Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23

Rite Aid Corp., 6.13%, 4/1/23

HD Supply, Inc., 7.50%, 7/15/20

Wind Acquisition Finance SA, 4.00%, 7/15/20

1.91% 1.81% 1.68% 1.65% 1.33%

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25

Level 3 Communications, Inc., 5.75%, 12/1/22

Berry Plastics Corp., 5.50%, 5/15/22

ESH Hospitality, Inc., 5.25%, 5/1/25

CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/1/24

1.30% 1.25% 1.23% 1.18% 1.14%
*A listing of all portfolio holdings can be found beginning on page 65.
Growth of $1,000,000 Initial Investment Since Inception (12/9/14)

The graph reflects an initial investment of $1,000,000 over the period from December 9, 2014 to March 31, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

March 31, 2016 (Unaudited)

Principal Amount		Value

Corporate Bonds — 9.41%
Argentina — 0.17%
$ 15,000	YPF SA, 8.75%, 4/4/24	$14,850
15,000	YPF SA, 8.88%, 12/19/18	15,474

		30,324

Ecuador — 0.89%
184,211	EP PetroEcuador Via Noble Sovereign Funding I Ltd., 5.91%, 9/24/19(a)	161,645

Indonesia — 1.48%
275,000	Pertamina Persero PT, 4.30%, 5/20/23	268,208

Kazakhstan — 1.13%
200,000	KazMunayGas National Co. JSC, 6.38%, 4/9/21	205,087

Mexico — 1.03%
50,000	Petroleos Mexicanos, 5.63%, 1/23/46	41,835
135,000	Petroleos Mexicanos, 6.38%, 2/4/21	143,843

		185,678

United States — 1.90%
3,017,000,000(b)	JPMorgan Chase Bank NA, 8.38%, 3/17/34(c)	228,209
1,473,000,000(b)	JPMorgan Chase Bank NA, 8.75%, 5/19/31(c)	116,802

		345,011

Venezuela — 2.81%
35,000	Petroleos de Venezuela SA, 5.50%, 4/12/37	10,886
620,157	Petroleos de Venezuela SA, 6.00%, 5/16/24	192,559
992,692	Petroleos de Venezuela SA, 6.00%, 11/15/26	306,245

		509,690

Total Corporate Bonds		1,705,643

(Cost $1,757,844)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 72.24%
Argentina — 1.83%
$ 708,130	Argentine Republic Government International Bond, 3.00%, 12/15/35(a)	$77,894
170,000(d)	Argentine Republic Government International Bond, 3.00%, 12/15/35(a)	21,124
68,807(d)	Argentine Republic Government International Bond, 8.28%, 12/31/33(e)	88,082
121,234	Argentine Republic Government International Bond, 8.75%, 6/2/17(e)	143,965

		331,065

Brazil — 9.04%
3,495,000(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	970,453
842,000(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	212,546
696,000(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	163,317
240,000	Brazilian Government International Bond, 2.63%, 1/5/23	204,794
100,000	Brazilian Government International Bond, 5.63%, 1/7/41	86,249

		1,637,359

Colombia — 3.64%
449,400,000(f)	Colombian TES, 6.00%, 4/28/28	121,721
613,500,000(f)	Colombian TES, 7.00%, 5/4/22	196,632
464,400,000(f)	Colombian TES, 7.50%, 8/26/26	146,660
521,400,000(f)	Colombian TES, 10.00%, 7/24/24	194,540

		659,553

Costa Rica — 0.97%
200,000	Costa Rica Government International Bond, 4.38%, 4/30/25	176,205

Cote D’Ivoire (Ivory Coast) — 0.63%
125,000	Ivory Coast Government International Bond, 5.75%, 12/31/32(g)	115,053

Croatia (Hrvatska) — 2.40%
200,000	Croatia Government International Bond, 5.50%, 4/4/23	211,032
205,000	Croatia Government International Bond, 6.00%, 1/26/24	223,533

		434,565

Dominican Republic — 2.80%
145,000	Dominican Republic International Bond, 5.50%, 1/27/25	143,886
110,000	Dominican Republic International Bond, 5.88%, 4/18/24	111,758
150,000	Dominican Republic International Bond, 6.85%, 1/27/45	146,795
100,000	Dominican Republic International Bond, 7.45%, 4/30/44	104,000

		506,439

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount			Value

Hungary — 6.47%
62,400,000(f	)	Hungary Government Bond, 5.50%, 6/24/25	$275,735
30,380,000(f	)	Hungary Government Bond, 7.00%, 6/24/22	140,177
$ 200,000		Hungary Government International Bond, 5.38%, 2/21/23	221,431
198,000		Hungary Government International Bond, 5.38%, 3/25/24	221,281
276,000		Hungary Government International Bond, 5.75%, 11/22/23	314,237

			1,172,861

Indonesia — 6.74%
200,000		Indonesia Government International Bond, 4.75%, 1/8/26	209,678
3,085,000,000(f	)	Indonesia Treasury Bond, 8.38%, 9/15/26	243,513
1,357,000,000(f	)	Indonesia Treasury Bond, 8.75%, 5/15/31	107,250
2,212,000,000(f	)	Indonesia Treasury Bond, 11.00%, 9/15/25	198,830
3,345,000,000(f	)	Indonesia Treasury Bond Credit Linked Note, 8.38%, 3/19/24(c)	261,975
200,000		Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26(c)	200,000

			1,221,246

Jamaica — 1.13%
200,000		Jamaica Government International Bond, 6.75%, 4/28/28	204,000

Kazakhstan — 1.05%
200,000		Kazakhstan Government International Bond, 3.88%, 10/14/24	191,121

Lithuania — 1.18%
185,000		Lithuania Government International Bond, 6.13%, 3/9/21	214,373

Mexico — 9.69%
5,200,000(f	)	Mexican Bonos, 6.50%, 6/10/21	316,602
16,180,000(f	)	Mexican Bonos, 10.00%, 12/5/24	1,202,560
130,000		Mexico Government International Bond, 4.00%, 10/2/23	136,147
100,000		Mexico Government International Bond, 4.75%, 3/8/44	99,604

			1,754,913

Panama — 1.14%
200,000		Panama Government International Bond, 3.75%, 3/16/25	205,974

Paraguay — 1.12%
200,000		Republic of Paraguay, 4.63%, 1/25/23	202,250

Poland — 3.23%
1,066,000(f	)	Poland Government Bond, 2.50%, 7/25/26	276,973
1,100,000(f	)	Poland Government Bond, 3.25%, 7/25/25	308,048

			585,021

Romania — 2.09%
300,000(f	)	Romania Government Bond, 5.80%, 7/26/27	90,680

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 236,000	Romanian Government International Bond, 6.13%, 1/22/44	$287,740

		378,420

Russia — 0.45%
6,058,000(f)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	80,894

Serbia — 1.12%
200,000	Serbia International Bond, 4.88%, 2/25/20	202,823

Slovenia — 1.36%
220,000	Slovenia Government International Bond, 5.25%, 2/18/24	246,250

South Africa — 7.01%
3,911,942(f)	South Africa Government Bond, 6.75%, 3/31/21	244,232
5,134,521(f)	South Africa Government Bond, 7.00%, 2/28/31	277,839
10,135,958(f)	South Africa Government Bond, 10.50%, 12/21/26	748,084

		1,270,155

Thailand — 0.11%
546,000(f)	Thailand Government Bond, 4.88%, 6/22/29	20,762

Turkey — 3.15%
1,127,580(f)	Turkey Government Bond, 8.00%, 3/12/25	359,947
142,553(f)	Turkey Government Bond, 9.00%, 7/24/24	48,537
135,000	Turkey Government International Bond, 7.38%, 2/5/25	161,773

		570,257

Ukraine — 1.90%
384,000	Ukraine Government International Bond, 3.77%, 5/31/40(h)	124,992
100,000	Ukraine Government International Bond, 7.75%, 9/1/27	87,876
150,000	Ukreximbank Via Biz Finance Plc, 9.63%, 4/27/22	132,144

		345,012

Uruguay — 1.08%
210,000	Uruguay Government International Bond, 5.10%, 6/18/50	195,825

Zambia — 0.91%
200,000	Zambia Government International Bond, 8.97%, 7/30/27	164,271

Total Foreign Government Bonds		13,086,667

(Cost $12,780,436)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

Investment Company — 13.89%
2,516,270	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$2,516,270

Total Investment Company		2,516,270

(Cost $2,516,270)

Total Investments (Cost $17,054,550)(i) — 95.54%		$17,308,580

Other assets in excess of liabilities — 4.46%		807,188

NET ASSETS — 100.00%		$18,115,768

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2016.
(b)	Principal amount denoted in Indonesian Rupiah.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Principal amount denoted in Euros.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(h)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(i)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2016:					Settlement Date	Unrealized Appreciation/ (Depreciation)
Currency Purchased		Currency Sold		Counterparty
BRL	1,815,624	USD	455,657	Citibank, N.A.	4/4/16	$ 47,986
BRL	402,465	USD	105,000	Citibank, N.A.	4/4/16	6,641
USD	185,501	BRL	746,547	Citibank, N.A.	4/4/16	(21,587)
USD	738,010	BRL	2,928,349	Citibank, N.A.	4/4/16	(74,296)
CLP	67,176,977	USD	97,513	Citibank, N.A.	4/28/16	2,513
CNY	5,647,018	USD	862,668	Citibank, N.A.	4/28/16	10,105
EUR	165,630	USD	185,708	Citibank, N.A.	4/28/16	2,919
EUR	105,000	USD	118,511	Citibank, N.A.	4/28/16	1,067
INR	59,425,272	USD	874,287	Citibank, N.A.	4/28/16	18,987
INR	2,323,580	USD	35,000	Citibank, N.A.	4/28/16	(72)
JPY	19,618,025	USD	172,713	Citibank, N.A.	4/28/16	1,749
KRW	212,949,000	USD	180,000	Citibank, N.A.	4/28/16	5,721
MXN	1,884,512	USD	105,796	Citibank, N.A.	4/28/16	3,000
MXN	1,675,122	USD	94,007	Citibank, N.A.	4/28/16	2,700
MXN	1,465,732	USD	82,193	Citibank, N.A.	4/28/16	2,426
MXN	1,602,616	USD	90,108	Citibank, N.A.	4/28/16	2,413

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	1,663,991	USD	93,840	Citibank, N.A.	4/28/16	$ 2,224
MXN	1,570,427	USD	88,466	Citibank, N.A.	4/28/16	2,196
MXN	1,570,427	USD	88,490	Citibank, N.A.	4/28/16	2,173
MXN	1,592,032	USD	89,892	Citibank, N.A.	4/28/16	2,018
MYR	694,620	USD	170,000	Citibank, N.A.	4/28/16	9,265
MYR	432,084	USD	104,882	Citibank, N.A.	4/28/16	6,629
MYR	390,686	USD	97,060	Citibank, N.A.	4/28/16	3,767
PEN	384,573	USD	111,277	Citibank, N.A.	4/28/16	4,331
PLN	897,991	USD	230,813	Citibank, N.A.	4/28/16	9,749
PLN	1,471,768	EUR	340,000	Citibank, N.A.	4/28/16	7,063
PLN	544,407	USD	139,858	Citibank, N.A.	4/28/16	5,982
PLN	262,752	USD	70,000	Citibank, N.A.	4/28/16	388
RON	296,529	USD	73,748	Citibank, N.A.	4/28/16	1,790
RON	252,349	USD	62,680	Citibank, N.A.	4/28/16	1,603
RON	217,455	USD	54,038	Citibank, N.A.	4/28/16	1,356
RUB	7,293,242	USD	103,156	Citibank, N.A.	4/28/16	4,490
RUB	3,646,621	USD	51,392	Citibank, N.A.	4/28/16	2,431
RUB	3,691,090	USD	52,379	Citibank, N.A.	4/28/16	2,100
RUB	2,431,081	USD	34,410	Citibank, N.A.	4/28/16	1,472
THB	2,765,119	USD	78,174	Citibank, N.A.	4/28/16	374
THB	1,382,559	USD	39,158	Citibank, N.A.	4/28/16	116
THB	1,382,559	USD	39,195	Citibank, N.A.	4/28/16	79
THB	1,382,560	USD	39,240	Citibank, N.A.	4/28/16	34
THB	1,382,559	USD	39,256	Citibank, N.A.	4/28/16	18
THB	526,725	USD	15,000	Citibank, N.A.	4/28/16	(37)
THB	1,935,583	USD	55,030	Citibank, N.A.	4/28/16	(47)
THB	1,935,584	USD	55,054	Citibank, N.A.	4/28/16	(70)
THB	2,653,877	USD	75,471	Citibank, N.A.	4/28/16	(83)
THB	1,797,327	USD	51,143	Citibank, N.A.	4/28/16	(87)
THB	2,073,839	USD	59,041	Citibank, N.A.	4/28/16	(129)
TRY	1,513,517	USD	518,372	Citibank, N.A.	4/28/16	14,374
TRY	470,428	USD	161,554	Citibank, N.A.	4/28/16	4,033
TRY	271,977	USD	92,307	Citibank, N.A.	4/28/16	3,427
TRY	182,821	USD	62,020	Citibank, N.A.	4/28/16	2,331
TRY	516,744	USD	180,000	Citibank, N.A.	4/28/16	1,890
TRY	60,958	USD	20,673	Citibank, N.A.	4/28/16	784
TWD	2,755,020	USD	85,000	Citibank, N.A.	4/28/16	627
USD	20,000	RUB	1,347,650	Citibank, N.A.	4/28/16	109
USD	175,791	HKD	1,363,703	Citibank, N.A.	4/28/16	(40)
USD	5,854	MXN	105,072	Citibank, N.A.	4/28/16	(212)
USD	6,244	MXN	112,075	Citibank, N.A.	4/28/16	(226)
USD	6,381	MXN	114,529	Citibank, N.A.	4/28/16	(231)
USD	7,391	MXN	132,602	Citibank, N.A.	4/28/16	(264)
USD	7,392	MXN	132,696	Citibank, N.A.	4/28/16	(269)
USD	7,392	MXN	132,693	Citibank, N.A.	4/28/16	(269)
USD	7,391	MXN	132,681	Citibank, N.A.	4/28/16	(269)
USD	7,392	MXN	132,711	Citibank, N.A.	4/28/16	(270)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	7,391	MXN	132,708	Citibank, N.A.	4/28/16	$ (270)
USD	7,391	MXN	132,702	Citibank, N.A.	4/28/16	(270)
USD	7,392	MXN	132,739	Citibank, N.A.	4/28/16	(271)
USD	7,392	MXN	132,762	Citibank, N.A.	4/28/16	(272)
USD	7,392	MXN	132,761	Citibank, N.A.	4/28/16	(272)
USD	7,392	MXN	132,754	Citibank, N.A.	4/28/16	(272)
USD	7,392	MXN	132,764	Citibank, N.A.	4/28/16	(273)
USD	7,392	MXN	132,765	Citibank, N.A.	4/28/16	(273)
USD	22,430	RON	90,827	Citibank, N.A.	4/28/16	(707)
USD	22,571	RON	91,389	Citibank, N.A.	4/28/16	(710)
USD	16,808	ZAR	260,339	Citibank, N.A.	4/28/16	(729)
USD	57,130	ZAR	862,691	Citibank, N.A.	4/28/16	(982)
USD	82,173	KRW	95,356,836	Citibank, N.A.	4/28/16	(991)
USD	97,827	KRW	113,459,755	Citibank, N.A.	4/28/16	(1,126)
USD	55,592	PHP	2,612,844	Citibank, N.A.	4/28/16	(1,219)
USD	45,191	RON	182,666	Citibank, N.A.	4/28/16	(1,341)
USD	39,717	MXN	713,153	Citibank, N.A.	4/28/16	(1,454)
USD	85,655	ZAR	1,294,032	Citibank, N.A.	4/28/16	(1,513)
USD	44,851	ZAR	688,618	Citibank, N.A.	4/28/16	(1,536)
USD	175,000	JPY	19,852,000	Citibank, N.A.	4/28/16	(1,543)
USD	50,429	MXN	903,990	Citibank, N.A.	4/28/16	(1,760)
USD	87,216	TWD	2,864,609	Citibank, N.A.	4/28/16	(1,817)
USD	148,840	HUF	41,629,794	Citibank, N.A.	4/28/16	(1,984)
USD	64,502	ZAR	991,695	Citibank, N.A.	4/28/16	(2,300)
USD	80,670	ZAR	1,239,618	Citibank, N.A.	4/28/16	(2,833)
USD	80,628	ZAR	1,239,619	Citibank, N.A.	4/28/16	(2,875)
USD	94,040	TRY	276,581	Citibank, N.A.	4/28/16	(3,314)
USD	95,000	MYR	381,663	Citibank, N.A.	4/28/16	(3,498)
USD	90,960	TRY	268,659	Citibank, N.A.	4/28/16	(3,606)
USD	147,884	TRY	430,593	Citibank, N.A.	4/28/16	(3,681)
USD	147,839	TRY	430,594	Citibank, N.A.	4/28/16	(3,727)
USD	147,838	TRY	430,594	Citibank, N.A.	4/28/16	(3,727)
USD	120,283	MXN	2,159,741	Citibank, N.A.	4/28/16	(4,402)
USD	195,982	TRY	570,429	Citibank, N.A.	4/28/16	(4,805)
USD	299,208	MXN	5,290,918	Citibank, N.A.	4/28/16	(6,243)
USD	176,985	ZAR	2,732,528	Citibank, N.A.	4/28/16	(7,083)
USD	180,000	KRW	214,675,200	Citibank, N.A.	4/28/16	(7,226)
USD	439,523	EUR	392,848	Citibank, N.A.	4/28/16	(7,870)
USD	273,421	COP	889,438,442	Citibank, N.A.	4/28/16	(22,778)
ZAR	1,301,293	USD	80,429	Citibank, N.A.	4/28/16	7,229
ZAR	1,335,723	USD	84,571	Citibank, N.A.	4/28/16	5,406
ZAR	779,453	USD	51,546	Citibank, N.A.	4/28/16	959
ZAR	295,090	USD	20,000	Citibank, N.A.	4/28/16	(122)
USD	15,000	BRL	53,625	Citibank, N.A.	5/3/16	241
USD	400,568	BRL	1,456,806	Citibank, N.A.	5/3/16	(382)
IDR	4,944,649,840	USD	365,134	Citibank, N.A.	5/26/16	7,170
IDR	967,750,000	USD	70,000	Citibank, N.A.	5/26/16	2,866

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
IDR	967,400,000	USD	70,000	Citibank, N.A.	5/26/16	$ 2,840
IDR	449,730,255	USD	31,918	Citibank, N.A.	5/26/16	1,945
IDR	1,268,753,112	USD	95,166	Citibank, N.A.	5/26/16	364
IDR	203,490,000	USD	15,000	Citibank, N.A.	5/26/16	322
IDR	1,263,188,880	USD	94,834	Citibank, N.A.	5/26/16	277
IDR	265,140,000	USD	20,000	Citibank, N.A.	5/26/16	(36)
USD	108,458	IDR	1,431,102,621	Citibank, N.A.	5/26/16	704
USD	92,863	IDR	1,272,223,100	Citibank, N.A.	5/26/16	(2,928)
USD	82,137	IDR	1,131,847,860	Citibank, N.A.	5/26/16	(3,085)
USD	90,000	IDR	1,241,100,000	Citibank, N.A.	5/26/16	(3,448)
USD	173,000	IDR	2,370,169,200	Citibank, N.A.	5/26/16	(5,460)
USD	482,376	IDR	6,766,282,909	Citibank, N.A.	5/26/16	(27,088)
USD	109,066	EUR	100,000	Citibank, N.A.	6/8/16	(4,973)
CNY	293,350	USD	45,000	Citibank, N.A.	9/6/16	(50)
USD	90,000	CNY	592,425	Citibank, N.A.	9/6/16	(777)
USD	90,000	CNY	593,550	Citibank, N.A.	9/6/16	(950)
USD	175,000	CNY	1,160,863	Citibank, N.A.	9/6/16	(2,879)
USD	170,000	CNY	1,133,050	Citibank, N.A.	9/6/16	(3,617)

Total						$(28,033)

Financial futures contracts as of March 31, 2016:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)		Notional Value	Clearinghouse
Ten Year U.S. Treasury Bonds	9	June 2016	$13,875	USD	1,159,640	Citigroup Global Markets, Inc.
Thirty Year U.S. Treasury Bonds	3	June 2016	$(693)	USD	518,287	Citigroup Global Markets, Inc.

			$13,182

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	32	December 2016	$(5,662)	USD	7,928,338	Citigroup Global Markets, Inc.
Five Year U.S. Treasury Bonds	7	December 2016	(5,805)	USD	842,344	Citigroup Global Markets, Inc.

			$(11,467)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2016 (Unaudited)

Interest rate swaps as of March 31, 2016:				Notional
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Amount (000)		Unrealized Appreciation
13.80%	BRL-CDI	BNP Paribas SA	1/4/21	BRL	1,306(a)	$ 346
16.23%	BRL-CDI	HSBC Securities	1/4/21	BRL	500(a)	17,590
2.59%	CNY-CNREPOFIX=CFXS-Reuters	JPMorgan Chase Bank, N.A.	8/5/20	CNY	2,000(a)	1,821
2.65%	CNY-CNREPOFIX=CFXS-Reuters	JPMorgan Chase Bank, N.A.	8/7/20	CNY	3,650(a)	4,494
2.65%	CNY-CNREPOFIX=CFXS-Reuters	JPMorgan Chase Bank, N.A.	8/7/20	CNY	900(a)	1,150
6.76%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	125,832(a)	9,094
8.41%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	43,810(a)	27,876
1.85%	PLN-WIBOR-WIBO	Citigroup Global Markets, Inc.	10/27/20	PLN	2,250(a)	3,030
10.29%	USD-BBA-LIBOR	BNP Paribas SA	4/25/18	USD	763(a)	1,259
10.31%	USD-BBA-LIBOR	HSBC Securities	4/30/18	USD	797(a)	1,436
10.31%	USD-BBA-LIBOR	HSBC Securities	4/30/18	USD	781(a)	1,380
10.24%	USD-BBA-LIBOR	HSBC Securities	4/30/18	USD	600(a)	830

Total						$70,306

(a) The Counterparty pays the fixed rate on these swaps.

Credit default rate swaps as of March 31, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	China Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	300	$2,756
1.00%	Qatar Government International Bond	Barclays Bank Plc	6/20/21	Buy	USD	146	(807)
1.00%	Qatar Government International Bond	Barclays Bank Plc	6/20/21	Buy	USD	105	(580)
1.00%	Qatar Government International Bond	Barclays Bank Plc	6/20/21	Buy	USD	63	(348)
1.00%	Qatar Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	6	(33)
1.00%	Russia Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	140	11,828

Total (Premiums paid $24,133)							$12,816

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2016 (Unaudited)

Abbreviations used are defined below:

BBA-LIBOR - British Bankers Association London Interbank Offered Rate

BRL - Brazilian Real

BRL-CDI - Brazil Cetip InterBank Deposit Rate

CLP - Chilean Peso

CNY - Chinese Yuan

CNREPOFIX=CFXS - Chinese Renminbi Repo Rate=Chinese Foreign Exchange Trade System

COP - Colombian Peso

EUR - Euro

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

PLN-WIBOR-WIBO - Warsaw Interbank Offered Rate for Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	72.24%
Energy	6.03%
Financials	1.90%
Oil & Gas	1.48%
Other*	18.35%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, futures, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

March 31, 2016 (Unaudited)

Principal Amount		Value

Corporate Bonds — 89.41%
Argentina — 2.48%
250,000(a)	Arcos Dorados Holdings, Inc., 10.25%, 7/13/16	$67,095
$ 140,000	YPF SA, 8.50%, 3/23/21(b)	140,000
238,000	YPF SA, 8.88%, 12/19/18	245,521

		452,616

Barbados — 1.17%
200,000	Columbus International, Inc., 7.38%, 3/30/21	213,000

Brazil — 6.49%
100,000	Banco do Brasil SA/Cayman, 8.50%, 10/29/49(c)	88,470
320,000(a)	BRF SA, 7.75%, 5/22/18	73,200
200,000	Cosan Luxembourg SA, 5.00%, 3/14/23	174,970
100,000	Cosan Overseas Ltd., 8.25%, 11/29/49	83,940
200,000	Klabin Finance SA, 5.25%, 7/16/24	188,200
200,000	Minerva Luxembourg SA, 7.75%, 1/31/23	201,750
300,000(a)	Odebrecht Finance Ltd., 8.25%, 4/25/18	37,545
100,000(d)	Petrobras Global Finance BV, 3.25%, 4/1/19	95,325
180,000	Petrobras Global Finance BV, 5.38%, 1/27/21	147,649
100,000(d)	Votorantim Cimentos SA, 3.25%, 4/25/21	90,776

		1,181,825

Chile — 4.41%
200,000	AES Gener SA, 8.38%, 12/18/73(c)	204,393
200,000	Embotelladora Andina SA, 5.00%, 10/1/23	213,940
200,000	Empresa Electrica Guacolda SA, 4.56%, 4/30/25	191,000
200,000	VTR Finance BV, 6.88%, 1/15/24	194,597

		803,930

China — 9.36%
200,000	Alibaba Group Holding Ltd., 3.60%, 11/28/24	202,409
200,000	Baidu, Inc., 3.50%, 11/28/22	204,952
200,000	China Overseas Finance Cayman VI Ltd., 6.45%, 6/11/34	219,985
200,000	China Resources Power East Foundation Co. Ltd., 7.25%, 5/9/16(c)	200,260
200,000	CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	194,156
200,000	CRCC Yupeng Ltd., 3.95%, 2/28/49(c)	204,125
200,000	ENN Energy Holdings Ltd., 6.00%, 5/13/21	223,934
250,000	Industrial & Commercial Bank of China Ltd., New York, 2.91%, 11/13/20	254,865

		1,704,686

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

Colombia — 3.33%
$ 100,000	Bancolombia SA, 5.95%, 6/3/21	$108,125
170,000	Ecopetrol SA, 5.38%, 6/26/26	154,700
300,000	Empresa de Energia de Bogota SA ESP, 6.13%, 11/10/21	311,850
126,000,000(a)	Empresa de Telecomunicaciones de Bogota, 7.00%, 1/17/23	31,171

		605,846

Hong Kong — 6.32%
200,000	AIA Group Ltd., 1.75%, 3/13/18	199,630
400,000	FPC Finance Ltd., 6.00%, 6/28/19	430,393
100,000	FPT Finance Ltd., 6.38%, 9/28/20	110,250
200,000	Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22	221,131
200,000	MCE Finance Ltd., 5.00%, 2/15/21	190,527

		1,151,931

India — 5.35%
200,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	213,878
200,000	Greenko Dutch BV, 8.00%, 8/1/19	213,253
200,000	Indian Oil Corp Ltd., 5.75%, 8/1/23	224,191
200,000	State Bank of India/London, 3.25%, 4/18/18	203,701
200,000	Vedanta Resources Plc, 8.25%, 6/7/21	120,000

		975,023

Indonesia — 4.49%
200,000	Listrindo Capital BV, 6.95%, 2/21/19	206,000
200,000	Pelabuhan Indonesia II PT, 4.25%, 5/5/25	191,520
200,000	Perusahaan Gas Negara Persero Tbk PT, 5.13%, 5/16/24	204,337
200,000	Perusahaan Listrik Negara PT, 5.50%, 11/22/21	215,760

		817,617

Israel — 2.49%
130,000	Delek & Avner Tamar Bond Ltd., 4.44%, 12/30/20(b)	130,650
249,000	Israel Electric Corp. Ltd., 5.00%, 11/12/24(b)	263,943
50,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/36	59,193

		453,786

Jamaica — 0.97%
200,000	Digicel Ltd., 6.75%, 3/1/23	176,402

Kazakhstan — 0.98%
170,000	KazMunayGas National Co. JSC, 7.00%, 5/5/20	177,916

Luxembourg — 2.24%
200,000	Altice Financing SA, 7.88%, 12/15/19(b)	209,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 200,000	Millicom International Cellular SA, 6.63%, 10/15/21	$200,000

		409,000

Malaysia — 1.12%
200,000	Axiata SPV2 Berhad, 3.47%, 11/19/20	204,277

Mexico — 8.33%
200,000	Alfa SAB de CV, 6.88%, 3/25/44	198,500
250,000	BBVA Bancomer SA, 6.75%, 9/30/22	276,750
200,000	Cemex Finance LLC, 9.38%, 10/12/22	221,250
241,727	Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38	227,852
150,000	Grupo Posadas SAB de CV, 7.88%, 6/30/22	146,414
193,648	Mexico Generadora de Energia S de RL, 5.50%, 12/6/32	157,688
70,000	Petroleos Mexicanos, 5.63%, 1/23/46	58,569
740,000(a)	Petroleos Mexicanos, 7.19%, 9/12/24	37,224
200,000	PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22(b)	193,000
225,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(e)	563

		1,517,810

Morocco — 2.20%
200,000	OCP SA, 4.50%, 10/22/25	191,750
200,000	OCP SA, 5.63%, 4/25/24	208,260

		400,010

Peru — 1.36%
100,000	Banco de Credito del Peru/Panama, 5.38%, 9/16/20	109,060
10,000	Banco de Credito del Peru/Panama, 6.13%, 4/24/27(c)	10,663
77,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(c)	84,062
50,000	Southern Copper Corp., 5.88%, 4/23/45	44,324

		248,109

Philippines — 2.23%
400,000	Royal Capital B.V., 6.25%, 1/29/49(c)	407,094

Qatar — 1.07%
200,000	Ooredoo International Finance Ltd., 3.88%, 1/31/28	195,755

Russia — 6.85%
200,000	Alfa Bank AO Via Alfa Bond Issuance Plc, 7.75%, 4/28/21	215,495
200,000	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	197,503
100,000	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	104,699
100,000	Lukoil International Finance BV, 7.25%, 11/5/19	108,985
200,000	MMC Norilsk Nickel OJSC Via MMC Finance Ltd., 6.63%, 10/14/22	208,897
200,000	Rosneft Oil Co. Via Rosneft International Finance Ltd., 3.15%, 3/6/17	199,021

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	$213,980

		1,248,580

Singapore — 1.09%
200,000	Global Logistic Properties Ltd., 3.88%, 6/4/25	199,086

South Africa — 1.50%
68,000	AngloGold Ashanti Holdings Plc, 5.13%, 8/1/22	63,907
200,000	Myriad International Holding BV, 6.38%, 7/28/17	208,772

		272,679

Thailand — 2.20%
200,000	Krung Thai Bank PCL/Cayman Islands, 5.20%, 12/26/24(c)	205,780
200,000	PTT Exploration & Production PCL, 4.88%, 12/29/49(c)	195,182

		400,962

Turkey — 5.48%
400,000	Akbank TAS, 4.00%, 1/24/20	395,602
200,000	KOC Holding AS, 5.25%, 3/15/23(b)	200,083
200,000	Turkiye Garanti Bankasi AS, 4.75%, 10/17/19	202,670
200,000	Turkiye Is Bankasi, 5.38%, 10/6/21(b)	199,832

		998,187

United Arab Emirates — 3.36%
161,261	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/22	162,229
240,000	DP World Ltd., 6.85%, 7/2/37	244,180
200,000	Emirates NBD PJSC, 4.63%, 3/28/17	205,005

		611,414

United Kingdom — 2.25%
200,000	Sable International Finance Ltd., 6.88%, 8/1/22(b)	200,400
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	209,243

		409,643

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

Venezuela — 0.29%
$ 170,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	$52,785

Total Corporate Bonds		16,289,969

(Cost $16,472,416)

Foreign Government Bonds — 3.57%
Argentina — 0.89%
154,989	Argentina Bonar Bonds, 7.00%, 4/17/17	161,277

Korea — 1.12%
200,000	Export-Import Bank of Korea, 2.50%, 5/10/21	204,490

Ukraine — 0.73%
120,000	Ukraine Government International Bond, 3.04%, 5/31/40(b)(f)	39,060
100,000	Ukraine Government International Bond, 7.75%, 9/1/19	94,231

		133,291

Zambia — 0.83%
200,000	Zambia Government International Bond, 5.38%, 9/20/22	151,084

Total Foreign Government Bonds		650,142

(Cost $666,362)

Shares

Investment Company — 7.49%
1,364,694	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	1,364,694

Total Investment Company		1,364,694

(Cost $1,364,694)

Total Investments (Cost $18,503,472)(g) — 100.47%		$18,304,805

Liabilities in excess of other assets — (0.47)%		(85,824)

NET ASSETS — 100.00%		$18,218,981

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2016 (Unaudited)

(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2016.
(d)	Principal amount denoted in Euros.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(g)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2016:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Five Year U.S. Treasury Bonds	4	June 2016	$500	USD	484,156	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Bonds	15	June 2016	3,609	USD	1,950,836	Citigroup Global Markets, Inc.

Total			$4,109

Foreign currency exchange contracts as of March 31, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	427,218	USD	116,408	Citibank, N.A.	4/4/16	$2,099
BRL	41,280	USD	10,879	Citibank, N.A.	4/4/16	572
USD	117,971	BRL	468,498	Citibank, N.A.	4/4/16	(11,987)
COP	305,820,000	USD	90,000	Citibank, N.A.	4/5/16	11,909
COP	102,587,736	USD	33,635	Citibank, N.A.	4/5/16	550
MXN	1,637,763	USD	91,205	Citibank, N.A.	4/5/16	3,545
MXN	879,258	USD	50,270	Citibank, N.A.	4/5/16	598
MXN	760,464	USD	43,471	Citibank, N.A.	4/5/16	524
MXN	75,483	USD	4,182	Citibank, N.A.	4/5/16	185
MXN	73,525	USD	4,204	Citibank, N.A.	4/5/16	50
USD	97,599	MXN	1,690,922	Citibank, N.A.	4/5/16	(227)
USD	100,162	MXN	1,735,570	Citibank, N.A.	4/5/16	(247)
USD	36,029	COP	114,819,549	Citibank, N.A.	4/5/16	(2,232)
USD	85,333	COP	293,588,187	Citibank, N.A.	4/15/16	(12,473)
USD	93,895	EUR	85,000	Citibank, N.A.	6/8/16	(3,038)
USD	87,962	EUR	80,000	Citibank, N.A.	6/8/16	(3,268)
USD	113,716	BRL	427,218	Citibank, N.A.	7/5/16	(1,786)
USD	33,098	COP	102,587,736	Citibank, N.A.	7/11/16	(657)

Total						$(15,883)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2016 (Unaudited)

Credit default swaps as of March 31, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Itraxx Asia Ex Japan, Series 24	BNP Paribas SA	6/20/21	Sell	USD	520 (a)	$(939)
1.00%	Qatar Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	170	(497)
1.00%	Qatar Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	90	(11,381)
1.00%	South African Government International Bond	Citigroup Global Markets, Inc.	6/20/21	Sell	USD	260 (a)	(23,966)

Total (Premiums received $(34,062))							$(36,783)

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:
BRL - Brazilian Real
COP - Colombian Peso
EUR - Euro
MXN - Mexican Peso
USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	18.22%
Utilities	14.38%
Telecom Services	13.56%
Energy	13.53%
Consumer Staples	10.34%
Materials	9.00%
Consumer Discretionary	5.97%
Industrials	4.09%
Foreign Government Bonds	3.57%
Health Care	0.32%
Other*	7.02%

100.00%

*	Includes cash, Investment Company, credit default swaps, futures, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

March 31, 2016 (Unaudited)

Principal Amount		Value

Bank Loans — 7.77%
Netherlands — 0.51%
44,129(a)	Ziggo BV Term Loan B1, 3.75%, 1/15/22(b)	$49,667
28,429(a)	Ziggo BV Term Loan B2, 3.75%, 1/15/22(b)	31,996
79,875(a)	Ziggo BV Term Loan B3, 3.75%, 1/15/22(b)	89,898

		171,561

United States — 7.26%
$ 220,000	Belk, Inc. Term Loan B, 5.75%, 11/18/22	193,967
150,000	Charter Communications Operating LLC Term Loan, 3.50%, 1/20/23	150,042
199,489	Fortescue Metals Group, Ltd. Term Loan B, 0.00%, 6/30/19	168,426
133,421	Hilton Worldwide Holdings, Inc. Term Loan, 3.50%, 10/25/20(b)	133,380
99,484	J Crew Group, Inc. Term Loan, 4.00%, 3/5/21	77,209
252,000	Level 3 Financing, Inc. Term Loan B2, 3.50%, 5/31/22(b)	251,317
253,934	NewPage Corp. Term Loan, 9.50%, 5/30/17(b)	37,138
73,744	NewPage Corp. Term Loan, 11.00%, 7/26/17	73,744
30,844	NewPage Corp. Term Loan, 11.00%, 7/26/17	30,844
337,450	PetSmart, Inc. Term Loan B1, 4.25%, 3/10/22(b)	335,847
168,898	Rue21, Inc. Term Loan, 5.63%, 10/10/20(b)	133,007
345,195	SBA Communications Corp. Term Loan B1A, 3.25%, 3/31/21(b)	343,193
250,000	Toys R Us, Inc. Term Loan, 6.00%, 8/21/19	219,375
180,000	Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan, 3.75%, 8/5/20(b)	169,425
177,750	Vertellus Specialties, Inc. Term Loan, 10.50%, 10/10/19(b)	102,651

		2,419,565

Total Bank Loans		2,591,126

(Cost $2,921,147)

Corporate Bonds — 86.64%
Australia — 0.41%
130,000	TFS Corp. Ltd., 11.00%, 7/15/18(c)	135,363

Belgium — 0.84%
300,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(c)	279,000

Canada — 4.71%
332,000	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22(c)	344,450
320,000	Cogeco Communications Inc., 4.88%, 5/1/20(c)	329,008
167,000	Encana Corp, 3.90%, 11/15/21	146,492
500,000(d)	Great Canadian Gaming Corp., 6.63%, 7/25/22(c)	386,910
110,000	Paramount Resources Ltd., 6.88%, 6/30/23(c)	79,283
22,000	Precision Drilling Corp., 6.50%, 12/15/21	16,720
53,000	Precision Drilling Corp., 6.63%, 11/15/20	42,400

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 240,000	Seven Generations Energy Ltd., 6.75%, 5/1/23(c)	$225,733

		1,570,996

France — 5.08%
400,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(c)	421,333
100,000(a)	Ephios Bondco Plc, 5.00%, 7/1/22(c)	113,685
210,000(a)	Ephios Bondco Plc, 6.25%, 7/1/22(c)	252,159
280,000(a)	Numericable Group SA, 5.63%, 5/15/24	320,054
400,000	Numericable Group SA, 6.00%, 5/15/22(c)	390,000
200,000	Societe Generale SA, 4.75%, 11/24/25(c)	196,276

		1,693,507

Germany — 2.73%
150,000(a)	Hypo Real Estate International Trust I, 5.86%, 6/14/49	165,565
510,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%,1/15/25	591,343
150,000	ZF North America Capital, Inc., 4.50%, 4/29/22(c)	153,000

		909,908

Ireland — 0.40%
120,000(a)	Allied Irish Banks Plc, 4.13%, 11/26/25(b)	131,227

Italy — 3.21%
200,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(c)	194,927
130,000(a)	Unicredit SpA, 6.95%, 10/31/22	166,859
630,000(a)	Wind Acquisition Finance SA, 4.00%, 7/15/20	708,597

		1,070,383

Jamaica — 1.33%
200,000	Digicel Ltd., 6.00%, 4/15/21	179,000
300,000	Digicel Ltd., 6.75%, 3/1/23(c)	264,603

		443,603

Luxembourg — 1.65%
320,000	Altice Financing SA, 6.63%, 2/15/23(c)	320,000
150,000	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	111,375
100,000(a)	Swissport Investments SA, 6.75%, 12/15/21(c)	119,797

		551,172

Mexico — 0.00%
280,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(e)	700

Netherlands — 5.99%
110,000(a)	ABN AMRO Bank NV, 7.13%, 7/6/22	157,318
250,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	256,522
100,000(a)	LGE HoldCo VI BV, 7.13%, 5/15/24	123,989

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

320,000(a)	Lincoln Finance Ltd, 6.88%, 4/15/21(c)	$377,784
$ 280,000	Neptune Finco Corp., 10.13%, 1/15/23(c)	299,600
290,000(f)	UPC Holding BV, 6.75%, 3/15/23	325,724
100,000(a)	UPCB Finance IV Ltd., 4.00%, 1/15/27	110,353
200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(c)	203,250
135,000	UPCB Finance V Ltd., 7.25%, 11/15/21(c)	142,709

		1,997,249

Switzerland — 0.61%
200,000	UBS AG, 5.13%, 5/15/24	202,500

United Kingdom — 5.36%
120,000(g)	AA Bond Co. Ltd, 5.50%, 7/31/22	165,899
225,000	CEVA Group Plc, 7.00%, 3/1/21(c)	186,469
370,000	EnQuest Plc, 7.00%, 4/15/22(c)	156,788
110,000(g)	F&C Asset Management Plc, 6.75%, 12/20/26(b)	159,567
153,000	Royal Bank of Scotland Group Plc, 5.13%, 5/28/24	147,365
290,000	Tullow Oil Plc, 6.25%, 4/15/22	206,335
140,000(a)	Virgin Media Finance Plc, 4.50%, 1/15/25	154,118
200,000	Virgin Media Secured Finance Plc, 5.50%, 1/15/25(c)	206,000
270,000(g)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	403,453

		1,785,994

United States — 54.32%
264,000	Acadia Healthcare Co., Inc, 5.63%, 2/15/23	267,960
41,000	Acadia Healthcare Co., Inc, 6.50%, 3/1/24(c)	42,640
160,000	ADT Corp. (The), 3.50%, 7/15/22	138,400
417,000	ADT Corp. (The), 4.13%, 6/15/23	363,311
70,000	Allegion Plc, 5.88%, 9/15/23	73,937
97,000	Allegion US Holding Co., Inc, 5.75%, 10/1/21	101,607
412,321	Alliance Data Systems Corp., 5.38%, 8/1/22(c)	386,551
240,000	Altice US Finance I Corp., 5.38%, 7/15/23(c)	246,450
242,000	AMC Entertainment, Inc., 5.88%, 2/15/22	248,655
320,000	Amsurg Corp., 5.63%, 7/15/22	329,600
240,000	Apex Tool Group LLC, 7.00%, 2/1/21(c)	194,400
60,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc., 6.38%, 4/1/24(c)	60,069
187,000	BakerCorp International, Inc., 8.25%, 6/1/19	145,860
240,000	Berry Plastics Corp., 5.50%, 5/15/22	247,200
180,000	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp, 6.00%, 10/15/22(c)	188,663
420,000	Blackboard, Inc., 7.75%, 11/15/19(c)	338,100
319,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/1/24(c)	334,153
150,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	155,327
40,000	Centene Corp, 5.63%, 2/15/21(c)	41,700

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 40,000	Centene Corp, 6.13%, 2/15/24(c)	$42,100
160,000	Central Garden & Pet Co., 6.13%, 11/15/23	166,400
188,000	CenturyLink, Inc, 5.63%, 4/1/20	190,446
130,000	CenturyLink, Inc, 6.45%, 6/15/21	131,706
70,000	CenturyLink, Inc, 7.50%, 4/1/24	70,175
390,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(c)	363,675
350,000	CHS/Community Health Systems, Inc., 5.13%, 8/15/18	352,625
170,000	Cinemark USA, Inc., 4.88%, 6/1/23	171,437
60,000	Cinemark USA, Inc., 4.88%, 6/1/23(c)	60,507
70,000	Continental Resources Inc., 4.50%, 4/15/23	58,537
306,000	DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	302,940
280,000	Dish DBS Corp, 5.13%, 5/1/20	277,900
9,000	Endeavor Energy Resources L.P./EER Finance, Inc., 7.00%, 8/15/21(c)	8,415
200,000	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 7/15/23(c)	188,250
410,000	Envision Healthcare Corp., 5.13%, 7/1/22(c)	416,150
150,000	Equinix, Inc., 5.75%, 1/1/25	157,500
580,000	ESH Hospitality, Inc., 5.25%, 5/1/25(c)	564,050
70,000	Frontier Communications Corp., 7.13%, 3/15/19	71,925
179,000	Frontier Communications Corp., 10.50%, 9/15/22(c)	183,475
80,000	HCA, Inc., 5.00%, 3/15/24	81,850
120,000	HCA, Inc., 5.25%, 6/15/26	123,000
155,000	HCA, Inc., 5.88%, 5/1/23	162,556
75,000	HD Supply, Inc., 5.75%, 4/15/24(c)	77,063
610,000	HD Supply, Inc., 7.50%, 7/15/20	647,363
330,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%,10/15/21	341,946
180,000	Level 3 Communications, Inc., 5.75%, 12/1/22	185,850
80,000	Level 3 Financing, Inc, 5.38%, 1/15/24(c)	81,000
210,000	Level 3 Financing, Inc., 7.00%, 6/1/20	219,072
324,683	Live Nation Entertainment, Inc., 5.38%, 6/15/22(c)	330,365
120,000	Live Nation Entertainment, Inc., 7.00%, 9/1/20(c)	125,700
310,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(c)	300,700
50,000	Mednax, Inc, 5.25%, 12/1/23(c)	52,000
131,000	Memorial Resource Development Corp., 5.88%, 7/1/22	110,695
130,000	MGM Resorts International, 5.25%, 3/31/20	133,250
125,000	MGM Resorts International, 6.00%, 3/15/23	129,375
420,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	303,450
420,000	Momentive Performance Materials, Inc., Escrow Bond, 8.88%, 10/15/20(e)(h)	0
200,000	Neptune Finco Corp., 6.63%, 10/15/25(c)	216,230
355,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(c)	363,875
134,000	Onex York Acquisition Corp., 8.50%, 10/1/22(c)	85,760
370,000	OPE KAG Finance Sub, Inc., 7.88%, 7/31/23(c)	369,075
348,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	381,495
340,000	Rite Aid Corp., 6.13%, 4/1/23(c)	360,400
240,000	Sabre GLBL, Inc, 5.25%, 11/15/23(c)	244,176

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 90,000	Scientific Games International Inc, 7.00%, 1/1/22(c)	$91,800
110,000	Scientific Games International Inc, 10.00%, 12/1/22	89,100
100,000(a)	Sealed Air Corp., 4.50%, 9/15/23(c)	120,294
160,000	Sealed Air Corp., 4.88%, 12/1/22(c)	166,400
291,000	Serta Simmons Bedding LLC, 8.13%, 10/1/20(c)	301,915
90,000	Sirius XM Radio, Inc, 4.25%, 5/15/20(c)	91,462
158,000	Sirius XM Radio, Inc., 5.88%, 10/1/20(c)	165,086
180,000	Spectrum Brands, Inc, 5.75%, 7/15/25	191,250
270,000	Sunoco L.P./Sunoco Finance Corp, 5.50%, 8/1/20(c)	269,325
170,000	Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23(c)	170,105
150,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(c)	147,000
150,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24(c)	143,625
340,000	Tenet Healthcare Corp., 5.00%, 3/1/19	336,175
130,000	Tenet Healthcare Corp., 6.75%, 6/15/23	124,475
230,000	Tenet Healthcare Corp., 8.00%, 8/1/20	236,613
160,000	T-Mobile USA, Inc, 6.50%, 1/15/26	166,200
190,000	T-Mobile USA, Inc, 6.63%, 4/28/21	198,550
360,000	TransDigm, Inc., 5.50%, 10/15/20	361,080
100,000	United Rentals North America, Inc., 6.13%, 6/15/23	103,250
158,000	United Rentals North America, Inc., 7.38%, 5/15/20	165,307
320,000(a)	VRX Escrow Corp., 4.50%, 5/15/23	267,143
309,390	VRX Escrow Corp., 5.88%, 5/15/23(c)	241,324
257,000(a)	VWR Funding, Inc., 4.63%, 4/15/22	289,437
30,000	Whiting Petroleum Corp., 5.00%, 3/15/19	20,775
55,000	Whiting Petroleum Corp., 5.75%, 3/15/21	36,575
50,000	Whiting Petroleum Corp., 6.25%, 4/1/23	33,625
470,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	469,116

		18,106,049

Total Corporate Bonds		28,877,651

(Cost $29,584,039)

Shares

Common Stocks — 0.12%
Germany — 0.01%
1,929	Telegate AG	2,463
Italy — 0.10%
9,304,599	Seat Pagine Gialle SpA*	32,822
United States — 0.01%
13	CEVA Holdings LLC*	5,555

Total Common Stocks		40,840

(Cost $46,901)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

Warrants/Rights — 0.05%
Australia — 0.05%
48,100	TFS Corp. Ltd. Warrants, Expire 7/15/18*	$14,933

Total Warrants/Rights (Cost $0)		14,933

Investment Company — 6.27%
2,090,079	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	2,090,079

Total Investment Company (Cost $2,090,079)		2,090,079

Preferred Stocks — 0.16%
United States — 0.16%
121	CEVA Holdings LLC, Series A-2*	$51,585

Total Preferred Stocks (Cost $103,184)		51,585

Contracts
Put Options Purchased — 0.02%
4	S & P 500 Index, Strike Price USD 1,700.00, Expires 7/29/16	4,520
4	S & P 500 Index, Strike Price USD 1,800.00, Expires 6/17/16	3,600

Total Put Options Purchased (Cost $53,530)		8,120

Total Investments (Cost $34,798,880)(i) — 101.03%		$33,674,334

Liabilities in excess of other assets — (1.03)%		(342,287)

NET ASSETS — 100.00%		$33,332,047

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2016.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Principal amount denoted in Canadian Dollars.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2016 (Unaudited)

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Principal amount denoted in Swiss Francs.
(g)	Principal amount denoted in British Pounds.
(h)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(i)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	9,976	AUD	14,000	Citibank, N.A.	6/8/16	$(720)
USD	370,035	CAD	500,000	Citibank, N.A.	6/8/16	(14,973)
USD	317,853	CHF	316,000	Citibank, N.A.	6/8/16	(11,839)
USD	45,880	EUR	41,500	Citibank, N.A.	6/8/16	(1,446)
USD	102,513	EUR	92,000	Citibank, N.A.	6/8/16	(2,402)
USD	78,777	EUR	72,400	Citibank, N.A.	6/8/16	(3,787)
USD	4,625,444	EUR	4,240,000	Citibank, N.A.	6/8/16	(209,779)
USD	885,045	GBP	633,000	Citibank, N.A.	6/8/16	(24,300)

Total						$(269,246)

Options written as of March 31, 2016:

Contracts	Put Options	Value
(4)	S & P 500 Index, Strike Price USD 1,550.00, Expires 7/29/16	$(2,200)
(4)	S & P 500 Index, Strike Price USD 1,700.00, Expires 6/17/16	(1,940)

Total (Premiums received $(31,990))		$(4,140)

Credit default swaps as of March 31, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)	Value
5.00%	INEOS Group Holdings SA	JP Morgan Chase Bank, N.A.	6/20/21	Buy	EUR 87	$(5,599)
1.00%	Yum! Brands, Inc.	JP Morgan Chase Bank, N.A.	12/20/20	Buy	USD 75	4,349
1.00%	Yum! Brands, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD 74	4,290
1.00%	Yum! Brands, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD 72	4,175

Total (Premiums received $1,725)						$ 7,215

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2016 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	24.85%
Consumer Discretionary	19.69%
Financials	15.37%
Health Care	11.93%
Consumer Staples	6.89%
Industrials	6.80%
Energy	4.75%
Materials	1.82%
Information Technology	1.75%
Utilities	0.84%
Other*	5.31%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, credit default swaps, options, warrants, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

March 31, 2016 (Unaudited)

Principal Amount		Value

Convertible Bonds — 87.21%

Austria — 0.78%
31,944(a)	IMMOFINANZ AG, 4.25%, 3/18/18	$151,576

China — 7.08%
1,000,000(b)	China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/8/19	125,240
$ 106,000	Ctrip.com International Ltd., 1.00%, 7/1/20(c)	116,984
20,000	Ctrip.com International Ltd., 1.25%, 10/15/18	25,987
154,000	Ctrip.com International Ltd., 1.99%, 7/1/25(c)	171,417
250,000	ENN Energy Holdings Ltd., 4.22%, 2/26/18(d)	270,625
200,000	Qihoo 360 Technology Co. Ltd., 1.75%, 8/15/21	197,310
2,000,000(e)	Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19	309,867
165,000	Vipshop Holdings Ltd., 1.50%, 3/15/19	165,516

		1,382,946

Cyprus — 0.67%
100,000(a)	Primecity Investment Plc, 4.00%, 11/13/19	130,955

France — 0.53%
7,809(a)	Air France-KLM, 2.03%, 2/15/23	102,650

Germany — 0.42%
100,000(a)	Air Berlin Finance BV, 6.00%, 3/6/19	81,360

Hong Kong — 4.47%
250,000	Asia View Ltd., 1.50%, 8/8/19	257,250
1,000,000(b)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	153,457
220,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	210,980
2,000,000(e)	Shine Power International Ltd., 0.50%, 7/28/19(d)	251,052

		872,739

Japan — 12.67%
10,000,000(f)	Asics Corp., 6.78%, 3/1/19(d)	96,013
20,000,000(f)	Chugoku Electric Power Co., Inc. (The), 0.49%, 3/23/18(d)	182,594
10,000,000(f)	Chugoku Electric Power Co., Inc. (The), 0.80%, 3/25/20(d)	92,252
100,000	Gunma Bank Ltd. (The), 0.49%, 10/11/19(d)	92,300
40,000,000(f)	Kawasaki Kisen Kaisha Ltd., 1.40%, 9/26/18(d)	344,929
10,000,000(f)	K’s Holdings Corp., 4.75%, 12/20/19(d)	104,219
30,000,000(f)	LIXIL Group Corp., 0.15%, 3/4/22(d)	264,194
10,000,000(f)	Resorttrust, Inc., 0.49%, 12/1/21(d)	95,528
10,000,000(f)	SBI Holdings, Inc., 0.49%, 11/2/17(d)	90,586
30,000,000(f)	Takashimaya Co. Ltd., 1.32%, 12/11/20(d)	279,902
20,000,000(f)	Terumo Corp., 0.35%, 12/6/21(d)	217,913
30,000,000(f)	Toppan Printing Co. Ltd., 1.02%, 12/19/19(d)	286,981

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

20,000,000(f)	Toray Industries, Inc., 0.47%, 8/31/21(d)	$225,480
10,000,000(f)	Yamada Denki Co. Ltd., 2.94%, 6/28/19(d)	101,256

		2,474,147

Malaysia — 3.32%
$ 400,000	Cahaya Capital Ltd., 0.26%, 9/18/21(d)	391,000
300,000(g)	Indah Capital Ltd., 0.31%, 10/24/18(d)	257,299

		648,299

Mexico — 2.74%
511,000	Cemex SAB de CV, 3.75%, 3/15/18	534,021

Netherlands — 2.45%
220,000	NXP Semiconductor NV, 1.00%, 12/1/19	242,880
100,000(a)	OCI NV, 3.88%, 9/25/18	116,021
100,000(a)	Vastned Retail NV, 1.88%, 4/10/19	119,289

		478,190

Norway — 2.06%
200,000	Golden Ocean Group Ltd., 3.07%, 1/30/19	104,000
100,000(a)	Marine Harvest ASA, 0.88%, 5/6/19	158,917
143,000	Ship Finance International Ltd., 3.25%, 2/1/18	138,889

		401,806

Philippines — 1.05%
200,000	AYC Finance Ltd., 0.50%, 5/2/19	206,000

South Africa — 1.81%
200,000(a)	Steinhoff Finance Holding GmbH, 4.00%, 1/30/21	353,713

Switzerland — 1.29%
70,000(f)	BKW AG, 0.13%, 9/30/20	77,440
155,000(f)	Schindler Holding AG, 0.38%, 6/5/17	174,078

		251,518

Taiwan — 3.08%
200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(d)	244,250
250,000	Siliconware Precision Industries Co. Ltd., 1.00%, 10/31/19(d)	257,500
100,000	Zhen Ding Technology Holding Ltd., 0.07%, 6/26/19(d)	99,000

		600,750

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

United Kingdom — 2.41%
100,000(f)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	$146,425
100,000(a)	International Consolidated Airlines Group SA, 1.75%, 5/31/18	189,745
100,000(f)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	135,007

		471,177

United States — 40.38%
$ 310,000	Akamai Technologies, Inc., 0.25%, 2/15/19(d)	302,637
150,000	Ares Capital Corp., 4.38%, 1/15/19	151,313
26,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	30,111
177,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	209,856
100,000	Brocade Communications Systems, Inc., 1.38%, 1/1/20	99,063
268,000	Cardtronics, Inc., 1.00%, 12/1/20	258,787
150,000	Cepheid, Inc., 1.25%, 2/1/21	133,594
523,000	Citrix Systems, Inc., 0.50%, 4/15/19	584,126
105,000	Extra Space Storage L.P., 3.13%, 10/1/35(c)	119,897
250,000	FireEye, Inc., 1.63%, 6/1/35(c)	203,281
50,000	Hologic, Inc., 2.00%, 3/1/42(d)	64,625
127,000	Huron Consulting Group, Inc., 1.25%, 10/1/19	123,428
169,000	Intel Corp., 3.25%, 8/1/39	268,816
100,000	Jarden Corp., 1.50%, 6/15/19	153,187
140,000	JDS Uniphase Corp., 0.63%, 8/15/33	136,237
80,000	LAM Research Corp., 0.50%, 5/15/16	107,100
175,000	Liberty Interactive LLC, 3.50%, 1/15/31	92,750
180,000	Liberty Media Corp., 1.38%, 10/15/23	177,975
110,000	Linkedin Corp., 0.50%, 11/1/19	99,619
129,000	Medidata Solutions, Inc., 1.00%, 8/1/18	130,854
522,000	Microchip Technology, Inc., 1.63%, 2/15/25	537,008
200,000	Micron Technology, Inc., Series G, 3.00%, 11/15/43	136,250
136,000	Nuance Communications, Inc., 1.00%, 12/15/35(c)	125,205
66,000	NuVasive, Inc., 2.25%, 3/15/21(c)	70,620
72,000	ON Semiconductor Corp., 1.00%, 12/1/20(c)	64,260
63,000	Pattern Energy Group Inc., 4.00%, 7/15/20(c)	56,149
280,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	401,275
40,000	Proofpoint, Inc., 1.25%, 12/15/18	58,375
200,000	QIAGEN NV, 0.38%, 3/19/19	211,827
165,000	Restoration Hardware Holdings, Inc., 0.30%, 6/15/19(c)(d)	134,578
376,000	Salesforce.com, Inc., 0.25%, 4/1/18	465,300
185,000	SanDisk Corp., 0.50%, 10/15/20	192,053
185,000	SanDisk Corp., 1.50%, 8/15/17	291,722
350,000	ServiceNow, Inc., 1.92%, 11/1/18(d)	379,094
110,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	110,275
184,000	SunEdison, Inc., 0.25%, 1/15/20(c)	6,325
288,000	SunEdison, Inc., 2.38%, 4/15/22	9,900
71,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	68,426

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 42,000	TESARO, Inc., 3.00%, 10/1/21	$61,609
130,000	Tesla Motors, Inc., 0.25%, 3/1/19	118,137
580,000	Tesla Motors, Inc., 1.25%, 3/1/21	496,987
120,000	Wright Medical Group, Inc., 2.00%, 2/15/20	107,175
336,000	Yahoo!, Inc., 0.35%, 12/1/18(d)	332,010

		7,881,816

Total Convertible Bonds		17,023,663

(Cost $17,669,541)

Shares
Common Stocks — 0.76%
France — 0.48%
320	Eurazeo SA	21,637
580	Technip SA	32,148
146	Unibail-Rodamco SE	40,171

		93,956

Germany — 0.17%
1,082	Evonik Industries AG	32,461

United States — 0.11%
140	Illumina, Inc.*	22,688

Total Common Stocks		149,105

(Cost $156,706)

Convertible Preferred Stocks — 0.46%
United States — 0.46%
867	American Tower Corp., 5.50%, 2/15/18	89,431

Total Convertible Preferred Stocks		89,431

(Cost $87,181)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2016 (Unaudited)

Contracts		Value
Call Options Purchased — 0.73%
15	Adidas AG, Strike Price EUR 84.00, Expires 12/16/16	$35,110
10	Airbus Group SE, Strike Price EUR 76.00, Expires 12/15/17	2,560
90	Deutsche Post AG, Strike Price EUR 20.00, Expires 12/15/17	50,181
70	Euro STOXX 50, Strike Price EUR 4,000.00, Expires 12/16/16	1,673
1,081	Koninklijke KPN NV, Strike Price EUR 4.00, Expires 12/15/17	45,513
32	Siemens AG, Strike Price EUR 100.00, Expires 6/17/16	3,933
25	Vodafone Group Plc, Strike Price GBP 240.00, Expires 12/15/17	3,860

Total Call Options Purchased		142,830

(Cost $190,288)

Shares
Investment Company — 3.84%
748,842	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	748,842

Total Investment Company		748,842

(Cost $748,842)

Total Investments		$18,153,871
(Cost $18,852,558)(h) — 93.00%

Other assets in excess of liabilities — 7.00%		1,367,115

NET ASSETS — 100.00%		$19,520,986

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Principal amount denoted in Chinese Yuans.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Zero coupon bond. The rate represents the yield at time of purchase.
(e)	Principal amount denoted in Hong Kong Dollars.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	Principal amount denoted in Singapore Dollars.
(h)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2016 (Unaudited)

Foreign currency exchange contracts as of March 31, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	31,000	USD	34,109	Citibank, N.A.	6/8/16	$ 1,243
GBP	14,000	USD	19,920	Citibank, N.A.	6/8/16	192
USD	227,667	CHF	226,000	Citibank, N.A.	6/8/16	(8,125)
USD	60,154	EUR	54,000	Citibank, N.A.	6/8/16	(1,426)
USD	55,536	EUR	51,000	Citibank, N.A.	6/8/16	(2,624)
USD	1,796,930	EUR	1,648,000	Citibank, N.A.	6/8/16	(82,421)
USD	423,400	GBP	303,000	Citibank, N.A.	6/8/16	(11,879)
USD	550,560	HKD	4,278,000	Citibank, N.A.	6/8/16	(1,144)
USD	474,256	JPY	53,783,000	Citibank, N.A.	6/8/16	(4,592)
USD	1,927,165	JPY	217,289,100	Citibank, N.A.	6/8/16	(7,432)
USD	590,708	SGD	829,000	Citibank, N.A.	6/8/16	(24,093)
USD	288,381	CNY	1,900,000	Citibank, N.A.	9/6/16	(2,756)

Total						$(145,057)

Financial futures contracts as of March 31, 2016:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
S & P 500 E-MINI Index	15	June 2016	$(34,143)	USD	1,504,482	Citigroup Global Markets, Inc.

Abbreviations used are defined below:
CHF - Swiss Franc
CNY - Chinese Yuan
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
SGD - Singapore Dollar
USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2016 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Information Technology	23.37%
Consumer Discretionary	16.55%
Financials	12.40%
Industrials	10.22%
Telecom Services	9.33%
Consumer Staples	5.92%
Health Care	4.11%
Utilities	4.08%
Materials	1.55%
Energy	0.90%
Other*	11.57%

100.00%

*	Includes cash, options, Investment Company, futures, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

March 31, 2016 (Unaudited)

Principal Amount		Value

Corporate Bonds — 12.18%
France — 0.40%
1,300,000(a)	Groupama SA, 6.38%, 5/28/24(b)	$1,342,982

Ireland — 0.41%
1,200,000(a)	LCH Clearnet SA Via Freshwater Finance Plc, 6.58%, 5/29/49(b)	1,379,138

Italy — 0.81%
$ 2,980,000	Intesa Sanpaolo SpA, 7.70%, 12/29/49(b)(c)	2,733,344

Switzerland — 6.60%
4,650,000(a)	Credit Suisse AG/London, 0.36%, 7/22/16(b)	5,294,080
2,686,000	Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41(b)	2,720,895
5,317,000	UBS AG, 4.75%, 5/22/23(b)	5,385,647
3,656,000(a)	UBS AG, 4.75%, 2/12/26(b)	4,349,853
3,196,000	UBS AG, 5.13%, 5/15/24	3,235,950
1,232,000	UBS AG/Jersey, 7.25%, 2/22/22(b)	1,272,040

		22,258,465

United Kingdom — 1.13%
1,600,000(d)	AA Bond Co. Ltd., 3.78%, 7/31/19	2,318,742
200,000(d)	AA Bond Co. Ltd., 4.25%, 7/31/20	294,000
731,000(d)	AA Bond Co. Ltd., 6.27%, 7/31/25	1,216,539

		3,829,281

United States — 2.83%
7,000,000	Citigroup Inc., 1.18%, 7/30/18(b)	6,973,435
129,000	KLA-Tencor Corp., 4.65%, 11/1/24	130,028
1,802,000	Seagate HDD Cayman, 4.88%, 6/1/27(c)	1,351,500
310,000	Sysco Corp., 2.50%, 7/15/21	313,601
530,000	Sysco Corp., 3.30%, 7/15/26	537,582
240,000	Sysco Corp., 4.50%, 4/1/46	244,067

		9,550,213

Total Corporate Bonds		41,093,423

(Cost $43,106,169)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 42.79%
Bulgaria — 2.55%
1,900,000(a)	Bulgaria Government International Bond, 2.63%, 3/26/27	$2,142,031
4,150,000(a)	Bulgaria Government International Bond, 2.95%, 9/3/24	4,916,949
1,450,000(a)	Bulgaria Government International Bond, 3.13%, 3/26/35	1,521,951

		8,580,931

Croatia (Hrvatska) — 1.25%
2,400,000(a)	Croatia Government International Bond, 3.00%, 3/11/25	2,579,136
1,400,000(a)	Croatia Government International Bond, 3.88%, 5/30/22	1,633,037

		4,212,173

Cyprus — 6.92%
8,330,000(a)	Cyprus Government International Bond, 3.88%, 5/6/22	9,661,917
11,441,000(a)	Cyprus Government International Bond, 4.63%, 2/3/20(c)	13,675,257

		23,337,174

Iceland — 4.74%
1,683,000(a)	Iceland Government International Bond, 2.50%, 7/15/20	2,023,319
$ 7,842,000	Iceland Government International Bond, 5.88%, 5/11/22	9,061,862
650,000	Iceland Government International Bond, 5.88%, 5/11/22(c)	743,021
443,776,111(d)	Iceland Rikisbref, 8.00%, 6/12/25	4,163,941

		15,992,143

Indonesia — 0.87%
2,503,000(a)	Indonesia Government International Bond, 2.88%, 7/8/21	2,933,615

Israel — 0.84%
2,183,000(a)	Israel Government International Bond, 2.88%, 1/29/24	2,830,155

Italy — 3.54%
1,676,000(a)	Italy Buoni Poliennali del Tesoro, 1.25%, 9/15/32(c)	1,994,240
6,623,000(a)	Italy Buoni Poliennali del Tesoro, 3.10%, 9/15/26	9,955,638

		11,949,878

Latvia — 2.36%
7,000,000	Latvia Government International Bond, 5.25%, 6/16/21	7,959,201

Lithuania — 2.05%
5,312,000(a)	Lithuania Government International Bond, 2.13%, 10/22/35	6,923,617

Macedonia — 0.20%
620,000(a)	Macedonia Goverment International Bond, 3.98%, 7/24/21	672,870

New Zealand — 0.55%
2,611,000(d)	New Zealand Government Bond, 2.50%, 9/20/35	1,865,312

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

Portugal — 1.76%
926,637(a)	Portugal Obrigacoes do Tesouro OT, 2.88%, 10/15/25(c)	$1,063,976
3,660,485(a)	Portugal Obrigacoes do Tesouro OT, 2.88%, 7/21/26(c)	4,136,534
554,348(a)	Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23(c)	734,957

		5,935,467

Romania — 2.00%
1,900,000(a)	Romanian Government International Bond, 2.75%, 10/29/25(c)	2,222,325
3,840,000(a)	Romanian Government International Bond, 3.88%, 10/29/35(c)	4,533,059

		6,755,384

Slovenia — 6.34%
$ 6,300,000	Slovenia Government International Bond, 4.13%, 2/18/19	6,644,404
9,250,000	Slovenia Government International Bond, 5.50%, 10/26/22	10,462,361
3,700,000	Slovenia Government International Bond, 5.85%, 5/10/23	4,260,613

		21,367,378

Spain — 6.82%
938,000(a)	Autonomous Community of Catalonia, 0.18%, 7/13/16(b)	1,055,345
5,439,000(a)	Autonomous Community of Catalonia, 4.95%, 2/11/20	6,226,970
218,000(a)	Spain Government Bond, 1.60%, 4/30/25(c)	254,646
6,600,000(a)	Spain Government Bond, 1.95%, 4/30/26(c)	7,870,268
2,115,000(a)	Spain Government Bond, 2.15%, 10/31/25(c)	2,574,841
3,430,000(a)	Spain Government Bond, 4.65%, 7/30/25(c)	5,031,364

		23,013,434

Total Foreign Government Bonds		144,328,732

(Cost $141,922,619)

U. S. Treasury Obligations — 0.93%
U. S. Treasury Notes — 0.93%
3,000,000	2.25%,11/15/24	3,127,734

Total U.S. Treasury Obligations		3,127,734

(Cost $3,130,729)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

Investment Company — 40.06%
135,126,882	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$135,126,882

Total Investment Company		135,126,882

(Cost $135,126,882)

Contracts
Call Options Purchased — 0.11%
345	Euro STOXX 50 Index, Strike Price EUR 3,200.00, Expires 4/15/16	6,281
662	Ten Year Euro Bonds, Strike Price EUR 165.00, Expires 5/26/16	354,047

Total Call Options Purchased		360,328

(Cost $252,427)

Put Options Purchased — 0.02%
314	Euro STOXX 50 Index, Strike Price EUR 2,900.00, Expires 4/15/16	64,314

Total Put Options Purchased		64,314

(Cost $175,553)

Total Investments		$324,101,413
(Cost 323,714,379)(e) — 96.09%

Other assets in excess of liabilities — 3.91%		13,176,263

NET ASSETS — 100.00%		$337,277,676

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2016.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(e)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2016 (Unaudited)

Foreign currency exchange contracts as of March 31, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CAD	6,475,529	USD	4,824,089	Citibank, N.A.	4/20/16	$ 162,020
EUR	12,100,000	USD	13,137,915	Citibank, N.A.	4/20/16	638,856
TRY	12,978,690	USD	4,458,208	Citibank, N.A.	4/20/16	120,863
USD	4,300,000	TRY	12,978,690	Citibank, N.A.	4/20/16	(279,071)
USD	4,450,000	CAD	6,475,529	Citibank, N.A.	4/20/16	(536,108)
USD	13,215,137	EUR	12,100,000	Citibank, N.A.	4/20/16	(561,634)
AUD	5,828,881	USD	4,200,000	Citibank, N.A.	5/3/16	261,303
EUR	3,700,000	USD	4,096,532	Citibank, N.A.	5/3/16	117,867
GBP	354,243	USD	500,000	Citibank, N.A.	5/3/16	8,831
USD	4,200,000	GBP	2,876,624	Citibank, N.A.	5/3/16	68,045
USD	4,093,384	EUR	3,700,000	Citibank, N.A.	5/3/16	(121,015)
USD	4,289,356	AUD	5,828,881	Citibank, N.A.	5/3/16	(171,947)
EUR	3,571,543	JPY	454,047,720	Citibank, N.A.	5/6/16	29,800
JPY	454,047,720	EUR	3,700,000	Citibank, N.A.	5/6/16	(176,130)
EUR	16,590,000	USD	18,052,950	Citibank, N.A.	6/8/16	866,002
EUR	7,080,000	USD	7,825,798	Citibank, N.A.	6/8/16	248,113
EUR	2,880,000	USD	3,145,911	Citibank, N.A.	6/8/16	138,391
EUR	2,800,000	USD	3,074,970	Citibank, N.A.	6/8/16	118,102
EUR	4,258,000	USD	4,746,710	Citibank, N.A.	6/8/16	109,040
EUR	1,820,000	USD	1,999,418	Citibank, N.A.	6/8/16	76,079
GBP	2,156,000	USD	3,023,277	Citibank, N.A.	6/8/16	73,955
NZD	5,780,047	USD	3,830,784	Citibank, N.A.	6/8/16	149,624
NZD	1,460,000	USD	1,007,785	Citibank, N.A.	6/8/16	(2,362)
USD	3,469,800	GBP	2,400,000	Citibank, N.A.	6/8/16	22,047
USD	1,412,886	EUR	1,250,000	Citibank, N.A.	6/8/16	(12,592)
USD	2,681,037	EUR	2,370,000	Citibank, N.A.	6/8/16	(21,671)
USD	1,012,341	EUR	920,000	Citibank, N.A.	6/8/16	(36,812)
USD	3,900,000	NZD	5,780,047	Citibank, N.A.	6/8/16	(80,408)
USD	2,758,274	NZD	4,200,000	Citibank, N.A.	6/8/16	(134,040)
USD	9,789,703	GBP	7,000,000	Citibank, N.A.	6/8/16	(266,243)
USD	141,717,763	EUR	130,000,000	Citibank, N.A.	6/8/16	(6,532,006)
CAD	667,263	USD	500,000	Citibank, N.A.	6/15/16	13,807
CAD	6,965,943	USD	5,360,966	Citibank, N.A.	6/15/16	2,957
HUF	645,187,950	EUR	2,070,000	Citibank, N.A.	6/15/16	(24,947)
HUF	787,639,600	EUR	2,530,000	Citibank, N.A.	6/15/16	(33,834)
MXN	72,301,040	USD	4,100,000	Citibank, N.A.	6/15/16	55,678
MXN	22,937,720	USD	1,300,000	Citibank, N.A.	6/15/16	18,401
MXN	93,880,620	USD	5,400,000	Citibank, N.A.	6/15/16	(3,983)
USD	5,700,000	CAD	7,633,206	Citibank, N.A.	6/15/16	(177,730)
CNY	21,903,538	USD	3,250,000	Citibank, N.A.	1/18/17	71,375
CNY	13,321,350	USD	2,000,000	Citibank, N.A.	1/18/17	20,002
CNY	13,321,350	USD	2,003,120	Citibank, N.A.	1/18/17	16,882
SAR	9,880,000	USD	2,600,000	Citibank, N.A.	1/18/17	13,993
SAR	9,070,831	USD	2,396,394	Citibank, N.A.	1/18/17	3,513
SAR	9,070,831	USD	2,400,000	Citibank, N.A.	1/18/17	(92)
USD	2,396,394	SAR	9,070,831	Citibank, N.A.	1/18/17	(3,513)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	2,003,120	CNY	13,321,350	Citibank, N.A.	1/18/17	$(16,882)
USD	22,100,000	SAR	85,073,950	Citibank, N.A.	1/18/17	(408,369)
USD	10,800,000	CNY	74,190,600	Citibank, N.A.	1/18/17	(450,001)
USD	11,050,000	CNY	76,145,550	Citibank, N.A.	1/18/17	(496,442)

Total						$(7,122,286)

Financial futures contracts as of March 31, 2016:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)		Notional Value	Clearinghouse
Ten Year U.S. Treasury Bonds	9	June 2016	$8,859	USD	1,164,656	Credit Suisse Securities (USA) LLC
Ten Year Euro-Bonds	284	June 2016	164,689	EUR	46,238,359	Credit Suisse Securities (USA) LLC
3-Month Bank Acceptance	274	June 2016	(114,784)	CAD	68,035,392	Credit Suisse Securities (USA) LLC

Total			$58,764

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)		Notional Value	Clearinghouse
3-Month Euro-EURIBOR	1,254	March 2017	$(69,042)	EUR	314,364,238	Credit Suisse Securities (USA) LLC
30-Day Federal Funds	842	May 2016	(227,426)	USD	349,318,244	Credit Suisse Securities (USA) LLC
Ten Year British Bonds	15	June 2016	5,894	GBP	1,822,401	Credit Suisse Securities (USA) LLC
Ten Year Euro-BTP	199	June 2016	(468,281)	EUR	27,572,445	Credit Suisse Securities (USA) LLC
Thirty Year Euro-Bonds	34	June 2016	(166,989)	EUR	5,583,820	Credit Suisse Securities (USA) LLC
Thirty Year U.S. Treasury Bonds	1	June 2016	(3,187)	USD	169,344	Credit Suisse Securities (USA) LLC
Five Year U.S. Treasury Bonds	17	June 2016	(17,562)	USD	2,042,227	Credit Suisse Securities (USA) LLC
Two Year U.S. Treasury Bonds	14	June 2016	875	USD	3,063,375	Credit Suisse Securities (USA) LLC

Total			$(945,718)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2016 (Unaudited)

Total Return Swaps as of March 31, 2016:				Notional
Floating Rate	Reference Entity	Counterparty	Expiration Date	Amount (000)		Value
0.62%	iBoxx $ Liquid Investment Grade	Morgan Stanley & Co.	9/20/16	USD	3,000	$(126,155)
0.23%	iBoxx Euro Liquid High Yield	BNP Paribas SA	9/20/16	EUR	1,600(a)	(62,915)
0.23%	JPMorgan Index	BNP Paribas SA	9/20/16	EUR	9,400(a)	(240,086)
0.23%	JPMorgan Index	BNP Paribas SA	12/20/16	EUR	7,700(a)	(147,487)

Total						$(576,643)

(a) The Fund pays the floating rate on these swaps.

Interest rate swaps as of March 31, 2016:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
0.09%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	6/10/21	EUR	8,900(a)	$ (20,876)
0.57%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	5/26/26	EUR	18,190(a)	(10,466)
1.19%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	6/1/21	USD	7,060(a)	3,629
1.46%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	12/31/22	USD	25,500(a)	(121,743)

Total						$(149,456)

(a) The Fund pays the fixed rate on these swaps.

Credit default swaps as of March 31, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Anadarko Petroleum Corp.	BNP Paribas SA	12/20/20	Buy	USD	840	$74,111
1.00%	Anglo American Capital Plc	BNP Paribas SA	12/20/20	Buy	EUR	1,344	310,800
5.00%	Anglo American Capital Plc	Citibank, N.A.	12/20/20	Buy	EUR	798	40,050
1.00%	Anglo American Capital Plc	Citibank, N.A.	12/20/20	Buy	EUR	490	24,592
5.00%	Anglo American Capital Plc	Morgan Stanley & Co.	12/20/20	Buy	EUR	350	17,566
1.00%	Anheuser-Busch InBev Finance, Inc.	BNP Paribas SA	12/20/20	Sell	EUR	1,643 (a)	21,854
1.00%	Anheuser-Busch InBev Finance, Inc.	JPMorgan Chase Bank, N.A.	12/20/20	Sell	EUR	719 (a)	9,544
1.00%	Anheuser-Busch InBev Finance, Inc.	Barclays Bank Plc	12/20/20	Sell	EUR	483 (a)	6,411
1.00%	Anheuser-Busch InBev Finance, Inc.	BNP Paribas SA	12/20/20	Sell	EUR	482 (a)	6,398
1.00%	Anheuser-Busch InBev Finance, Inc.	BNP Paribas SA	12/20/20	Sell	EUR	263 (a)	3,491
1.00%	Arrow Electronics, Inc.	Barclays Bank Plc	6/20/21	Buy	USD	4,006	(74,674)
1.00%	Atlantia SpA	BNP Paribas SA	6/20/21	Buy	EUR	4,415	(76,106)
1.00%	Avnet, Inc.	Barclays Bank Plc	6/20/21	Buy	USD	2,580	(48,531)
1.00%	Baker Hughes, Inc.	Deutsche Bank AG	9/20/19	Buy	USD	3,227	(84,619)
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	6/20/19	Sell	USD	1,123 (a)	139,232

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2016 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	Best Buy Co., Inc.	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	1,113	$(146,892)
5.00%	Best Buy Co., Inc.	BNP Paribas SA	6/20/19	Buy	USD	10	(1,319)
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	3/20/20	Sell	USD	427 (a)	57,436
5.00%	Best Buy Co., Inc.	JPMorgan Chase Bank, N.A.	3/20/20	Buy	USD	427	(60,896)
1.00%	BorgWarner, Inc.	Morgan Stanley & Co.	9/20/20	Buy	USD	1,686	(27,215)
1.00%	Boston Scientific Corp.	Barclays Bank Plc	6/20/21	Buy	USD	4,500	(114,667)
1.00%	Cardinal Health, Inc.	BNP Paribas SA	6/20/21	Buy	USD	3,720	(135,711)
1.00%	Carlsberg A/S	BNP Paribas SA	12/20/20	Buy	EUR	1,643	(25,681)
1.00%	Carlsberg A/S	JPMorgan Chase Bank, N.A.	12/20/20	Buy	EUR	719	(11,219)
1.00%	Carlsberg A/S	Barclays Bank Plc	12/20/20	Buy	EUR	483	(7,536)
1.00%	Carlsberg A/S	BNP Paribas SA	12/20/20	Buy	EUR	482	(7,521)
1.00%	Carlsberg A/S	BNP Paribas SA	12/20/20	Buy	EUR	263	(4,104)
1.00%	CDX.NA.IG	Credit Suisse Securities (USA) LLC	6/20/21	Buy	USD	20,565	(230,229)
1.00%	CDX.NA.IG	Credit Suisse Securities (USA) LLC	6/20/21	Buy	USD	16,935	(189,590)
1.00%	Danone SA	BNP Paribas SA	6/20/21	Buy	EUR	965	(32,649)
1.00%	Diageo Plc	BNP Paribas SA	6/20/21	Buy	EUR	4,053	(132,047)
1.00%	Engie SA	BNP Paribas SA	6/20/21	Buy	EUR	2,852	(51,779)
1.00%	ENI SpA	BNP Paribas SA	6/20/21	Buy	EUR	1,135	5,790
1.00%	Expedia, Inc.	Barclays Bank Plc	6/20/21	Buy	USD	744	10,174
1.00%	Expedia, Inc.	Barclays Bank Plc	6/20/21	Buy	USD	336	4,595
1.00%	Fortum OYJ	BNP Paribas SA	6/20/21	Buy	EUR	2,200	(27,302)
1.00%	Gas Natural SPG SA	Citibank, N.A.	6/20/21	Buy	EUR	5,200	(10,836)
5.00%	HeidelbergCement AG	Morgan Stanley & Co.	12/20/20	Buy	EUR	635	(119,718)
5.00%	HeidelbergCement AG	Morgan Stanley & Co.	12/20/20	Buy	EUR	635	(119,718)
5.00%	HeidelbergCement AG	Morgan Stanley & Co.	12/20/20	Buy	EUR	318	(59,953)
1.00%	Indonesia Government International Bond	Citibank, N.A.	12/20/20	Buy	USD	3,300	110,912
1.00%	Ingersoll-Rand Co.	Barclays Bank Plc	6/20/21	Buy	USD	3,813	(126,482)
1.00%	Italy Government International Bond	Citibank, N.A.	12/20/20	Sell	USD	1,949 (a)	(21,755)
1.00%	Italy Government International Bond	Citibank, N.A.	6/20/21	Sell	USD	5,800 (a)	(41,288)
1.00%	Italy Government International Bond	Barclays Bank Plc	6/20/21	Sell	USD	4,529 (a)	(68,528)
1.00%	Italy Government International Bond	Merrill Lynch International	6/20/21	Sell	USD	1,881 (a)	(28,461)
1.00%	Italy Government International Bond	Merrill Lynch International	6/20/21	Sell	USD	1,880 (a)	(28,446)
1.00%	iTraxx Asia Ex Japan, Series 24	Citibank, N.A.	12/20/20	Buy	USD	18,000	195,484

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2016 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	iTraxx Crossover Series 25	Credit Suisse Securities (USA) LLC	6/20/21	Buy	EUR	5,400	$(574,634)
1.00%	iTraxx Crossover Series 25	Credit Suisse Securities (USA) LLC	6/20/21	Buy	EUR	5,400	(574,634)
1.00%	iTraxx Main, Series 24	Credit Suisse Securities (USA) LLC	6/20/21	Buy	EUR	17,166	(280,633)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	11,221	(233,127)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	7,311	(151,943)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	5,519	(104,488)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	4,569	(94,956)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	3,427	(71,223)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	3,273	(68,022)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	3,039	(63,159)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	2,338	(48,590)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	1,403	(29,158)
1.00%	LVMH	BNP Paribas SA	6/20/21	Buy	EUR	609	(21,918)
1.00%	Mattel, Inc.	Citibank, N.A.	12/20/20	Buy	USD	2,182	22,332
1.00%	Mattel, Inc.	Morgan Stanley & Co.	12/20/20	Sell	USD	290 (a)	(7,764)
1.00%	MetLife, Inc.	Citibank, N.A.	12/20/20	Buy	USD	401	2,294
1.00%	Newell Rubbermaid, Inc.	Citibank, N.A.	12/20/20	Buy	USD	3,252	(41,287)
1.00%	Newell Rubbermaid, Inc.	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	493	(6,259)
1.00%	Nordstrom, Inc.	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	4,766	7,081
1.00%	Packaging Corp. of America	Morgan Stanley & Co.	12/20/20	Buy	USD	1,904	(29,177)
1.00%	Pitney Bowes, Inc.	Barclays Bank Plc	12/20/20	Buy	USD	288	2,284
1.00%	Pitney Bowes, Inc.	Barclays Bank Plc	12/20/20	Buy	USD	163	1,293
1.00%	Pitney Bowes, Inc.	Barclays Bank Plc	12/20/20	Buy	USD	144	1,142
1.00%	Pitney Bowes, Inc.	BNP Paribas SA	12/20/20	Buy	USD	132	1,047
1.00%	Quest Diagnostics, Inc.	Barclays Bank Plc	6/20/21	Buy	USD	4,975	(122,519)
1.00%	Repsol SA	BNP Paribas SA	6/20/21	Buy	EUR	1,368	123,070
1.00%	Russia Government International Bond	Citibank, N.A.	12/20/20	Buy	USD	1,612	112,511
1.00%	Russia Government International Bond	Barclays Bank Plc	12/20/20	Buy	USD	1,401	97,784

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2016 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	1,344	$93,806
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	1,344	93,806
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	1,166	81,382
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	1,075	75,031
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	1,075	75,031
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	1,075	75,031
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	999	69,726
1.00%	Russia Government International Bond	Barclays Bank Plc	12/20/20	Buy	USD	715	49,904
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	500	34,898
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	325	22,684
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	269	18,775
1.00%	Solvay SA	BNP Paribas SA	6/20/21	Buy	EUR	2,056	5,769
1.00%	Stanley Black & Decker, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	4,082	(67,906)
1.00%	Statoil ASA	BNP Paribas SA	6/20/21	Buy	EUR	3,788	(68,534)
5.00%	Stora Enso OYJ	Citibank, N.A.	12/20/20	Buy	EUR	900	(166,122)
5.00%	Stora Enso OYJ	Citibank, N.A.	12/20/20	Buy	EUR	444	(81,953)
5.00%	Stora Enso OYJ	Barclays Bank Plc	12/20/20	Buy	EUR	159	(29,348)
1.00%	TDC A/S	BNP Paribas SA	6/20/21	Buy	EUR	566	2,891
1.00%	TDC A/S	BNP Paribas SA	6/20/21	Buy	EUR	190	971
1.00%	Telecom Austria AG	Barclays Bank Plc	12/20/20	Buy	EUR	2,060	(43,466)
1.00%	Tyco International Finance SA	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	347	(8,065)
1.00%	Vodafone Group Plc	Morgan Stanley & Co.	12/20/20	Buy	EUR	488	(4,598)
1.00%	Vodafone Group Plc	Morgan Stanley & Co.	12/20/20	Buy	EUR	333	(3,137)
1.00%	Volkswagen Group	Citibank, N.A.	12/20/20	Sell	EUR	791 (a)	(29,366)
1.00%	Volkswagen Group	Barclays Bank Plc	12/20/20	Sell	EUR	710 (a)	(26,359)
1.00%	Volkswagen Group	JPMorgan Chase Bank, N.A.	12/20/20	Sell	EUR	294 (a)	(10,915)
1.00%	Volkswagen Group	Citibank, N.A.	12/20/20	Sell	EUR	273 (a)	(10,135)
1.00%	Volkswagen Group	BNP Paribas SA	12/20/20	Sell	EUR	243 (a)	(9,022)
1.00%	Volkswagen Group	JPMorgan Chase Bank, N.A.	12/20/20	Sell	EUR	216 (a)	(8,019)
1.00%	Volkswagen Group	BNP Paribas SA	12/20/20	Sell	EUR	149 (a)	(5,532)
1.00%	Volkswagen Group	BNP Paribas SA	12/20/20	Sell	EUR	122 (a)	(4,529)
1.00%	Volkswagen Group	Barclays Bank Plc	12/20/20	Sell	EUR	108 (a)	(4,010)
1.00%	Volkswagen Group	JPMorgan Chase Bank, N.A.	12/20/20	Sell	EUR	108 (a)	(4,010)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2016 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Volkswagen Group	Citibank, N.A.	12/20/20	Sell	EUR	80 (a)	$(2,970)
1.00%	The Volvo Group	Citibank, N.A.	12/20/20	Buy	EUR	1,000	(716)
1.00%	Waste Management, Inc.	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	1,917	(40,944)
1.00%	Yum! Brands, Inc.	BNP Paribas SA	12/20/20	Buy	USD	506	29,351
1.00%	Yum! Brands, Inc.	Barclays Bank Plc	12/20/20	Buy	USD	327	25,084
1.00%	Yum! Brands, Inc.	Barclays Bank Plc	12/20/20	Buy	USD	327	18,968
1.00%	Yum! Brands, Inc.	Barclays Bank Plc	12/20/20	Buy	USD	302	17,518
1.00%	Yum! Brands, Inc.	BNP Paribas SA	12/20/20	Buy	USD	260	15,081
1.00%	Yum! Brands, Inc.	BNP Paribas SA	12/20/20	Buy	USD	260	15,081
1.00%	Yum! Brands, Inc.	BNP Paribas SA	12/20/20	Buy	USD	260	15,081
1.00%	Yum! Brands, Inc.	Barclays Bank Plc	12/20/20	Buy	USD	196	11,369
1.00%	Zurich Insurance Group	Citibank, N.A.	12/20/20	Buy	EUR	3,100	(103,233)

Total (Premiums received $(2,114,326))							$(3,115,336)

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

AUD - Australian Dollar

BBA LIBOR - British Bankers Association London Interbank Offered Rate

BTP - Italian Buoni del Tesoro Poliannuali

CAD - Canadian Dollar

CNY - Chinese Yuan

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

HUF - Hungarian Forint

JPY - Japanese Yen

MXN - Mexican Peso

NZD - New Zealand Dollar

SAR - Saudi Arabian Riyal

TRY - Turkish Lira

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2016 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	42.79%
Financials	10.28%
Consumer Staples	1.14%
U.S. Treasury Obligations	0.93%
Information Technology	0.44%
Consumer Discretionary	0.32%
Other*	44.10%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, total return swaps, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

March 31, 2016 (Unaudited)

Principal Amount		Value

Corporate Bonds — 19.87%
Brazil — 3.18%
$ 525,000	Petrobras Global Finance BV, 3.00%, 1/15/19	$451,198

Indonesia — 3.25%
525,000	Pertamina Persero PT, 5.63%, 5/20/43	462,387

Mexico — 6.74%
500,000	Petroleos Mexicanos, 5.63%, 1/23/46	418,350
500,000	Petroleos Mexicanos, 6.88%, 8/4/26	539,900

		958,250

Trinidad & Tobago — 1.07%
162,500	Petroleum Co. of Trinidad & Tobago Ltd., 6.00%, 5/8/22	151,552

Turkey — 2.50%
355,000	Turkiye Is Bankasi, 5.38%, 10/6/21(a)	354,702

Venezuela — 3.13%
1,430,000	Petroleos de Venezuela SA, 6.00%, 5/16/24	444,015

Total Corporate Bonds		2,822,104

(Cost $2,901,494)

Foreign Government Bonds — 71.30%
Argentina — 2.78%
555,000(b)	Argentine Republic Government International Bond, 12.49%, 12/15/35(c)(d)	68,964
2,963,334	Argentine Republic Government International Bond, 12.55%, 12/15/35(c)(d)	325,967

		394,931

Costa Rica — 3.36%
525,000	Costa Rica Government International Bond, 7.16%, 3/12/45	477,094

Cote D’Ivoire (Ivory Coast) — 3.45%
532,000	Ivory Coast Government International Bond, 5.75%, 12/31/32(e)	489,664

Dominican Republic — 3.38%
490,000	Dominican Republic International Bond, 6.85%, 1/27/45	479,529

Honduras — 3.92%
525,000	Honduras Government International Bond, 7.50%, 3/15/24	556,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

Hungary — 4.98%
$ 500,000	Hungary Government International Bond, 7.63%, 3/29/41	$707,460

Indonesia — 3.29%
6,000,000,000(f)	Indonesia Treasury Bond, 8.25%, 7/15/21	467,885

Kazakhstan — 3.84%
525,000	Kazakhstan Government International Bond, 6.50%, 7/21/45	545,213

Mexico — 8.40%
12,000,000(f)	Mexican Bonos, 5.75%, 3/5/26	686,062
500,000(b)	Mexico Government International Bond, 3.00%, 3/6/45	507,878

		1,193,940

Panama — 3.54%
500,000	Panama Government International Bond, 3.88%, 3/17/28	503,000

Peru — 4.16%
525,000	Peruvian Government International Bond, 5.63%, 11/18/50	590,625

Poland — 4.09%
500,000(b)	Poland Government International Bond, 1.50%, 9/9/25	581,475

Romania — 4.36%
2,050,000(f)	Romania Government Bond, 5.80%, 7/26/27	619,646

Serbia — 4.13%
525,000	Serbia International Bond, 7.25%, 9/28/21	586,629

Slovenia — 3.86%
490,000	Slovenia Government International Bond, 5.25%, 2/18/24	548,466

Turkey — 5.91%
2,630,000(f)	Turkey Government Bond, 8.00%, 3/12/25	839,550

Ukraine — 1.82%
793,000	Ukraine Government International Bond, 3.77%, 5/31/40(c)	258,121

Zambia — 2.03%
351,000	Zambia Government International Bond, 8.97%, 7/30/27	288,296

Total Foreign Government Bonds		10,128,024

(Cost $10,025,815)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2016 (Unaudited)

Notional Amount	Value

Call Options Purchased — 0.02%
80,000(b)	EUR/JPY, strike 135 EUR, Expire 4/29/16	$3,359

Total Call Options Purchased		3,359

(Cost $4,633)

Put Options Purchased — 0.21%
130,000	USD/MXN, strike 16.50 USD, expire 8/31/16	30,225
80,000	USD/TRY, strike 2.75 USD, expire 4/01/16	48

Total Put Options Purchased		30,273

(Cost $16,805)

Shares
Investment Company — 28.92%
4,108,654	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	4,108,654

Total Investment Company		4,108,654

(Cost $4,108,654)

Total Investments		$17,092,414
(Cost $17,057,401)(g) — 120.32%

Liabilities in excess of other assets — (20.32)%		(2,886,443)

NET ASSETS — 100.00%		$14,205,971

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Principal amount denoted in Euros.
(c)	Zero coupon bond. The rate represents the yield at time of purchase.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2016 (Unaudited)

 Foreign currency exchange contracts as of March 31, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	1,917,000	USD	500,000	Citibank, N.A.	4/4/16	$31,764
BRL	1,890,500	USD	500,000	Citibank, N.A.	4/4/16	24,413
BRL	1,995,175	USD	532,047	Citibank, N.A.	4/4/16	21,402
USD	500,000	BRL	1,873,000	Citibank, N.A.	4/4/16	(19,558)
USD	504,009	BRL	1,917,000	Citibank, N.A.	4/4/16	(27,754)
USD	505,063	BRL	2,012,675	Citibank, N.A.	4/4/16	(53,241)
EUR	500,000	USD	558,104	Citibank, N.A.	4/28/16	11,319
EUR	500,000	USD	559,100	Citibank, N.A.	4/28/16	10,323
EUR	500,000	USD	560,590	Citibank, N.A.	4/28/16	8,833
KRW	595,815,000	USD	514,077	Citibank, N.A.	4/28/16	5,556
MXN	23,970,317	USD	1,345,753	Citibank, N.A.	4/28/16	38,085
MXN	8,922,500	USD	500,000	Citibank, N.A.	4/28/16	15,108
MXN	18,269,475	USD	1,050,000	Citibank, N.A.	4/28/16	4,721
SGD	795,690	USD	585,238	Citibank, N.A.	4/28/16	5,031
TRY	1,459,600	USD	500,000	Citibank, N.A.	4/28/16	13,768
USD	567,025	EUR	500,000	Citibank, N.A.	4/28/16	(2,398)
USD	564,025	EUR	500,000	Citibank, N.A.	4/28/16	(5,398)
USD	562,845	EUR	500,000	Citibank, N.A.	4/28/16	(6,578)
USD	500,000	KRW	595,815,000	Citibank, N.A.	4/28/16	(19,633)
USD	500,000	MXN	8,919,600	Citibank, N.A.	4/28/16	(14,940)
USD	673,937	MXN	12,006,095	Citibank, N.A.	4/28/16	(19,190)
USD	525,000	MYR	2,118,375	Citibank, N.A.	4/28/16	(21,704)
USD	632,046	RON	2,531,477	Citibank, N.A.	4/28/16	(12,822)
USD	576,101	SGD	795,690	Citibank, N.A.	4/28/16	(14,168)
USD	828,251	TRY	2,368,257	Citibank, N.A.	4/28/16	(5,358)
USD	504,152	TRY	1,459,600	Citibank, N.A.	4/28/16	(9,616)
USD	619,257	TWD	20,337,625	Citibank, N.A.	4/28/16	(12,844)
IDR	6,925,000,000	USD	500,000	Citibank, N.A.	5/26/16	21,414
USD	472,775	IDR	6,295,000,000	Citibank, N.A.	5/26/16	(1,203)
USD	500,000	IDR	6,682,500,000	Citibank, N.A.	5/26/16	(3,155)
EUR	1,011,000	USD	1,129,338	Citibank, N.A.	6/8/16	23,589
USD	445,948	EUR	400,000	Citibank, N.A.	6/8/16	(10,205)
USD	552,444	EUR	505,000	Citibank, N.A.	6/8/16	(23,449)
USD	1,199,799	EUR	1,100,000	Citibank, N.A.	6/8/16	(54,622)
RUB	35,748,000	USD	540,000	Citibank, N.A.	7/13/16	(22,225)
USD	275,000	RUB	18,351,713	Citibank, N.A.	7/13/16	9,193
USD	253,698	RUB	17,396,288	Citibank, N.A.	7/13/16	1,729

Total						$(113,813)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2016 (Unaudited)

 Financial futures contracts as of March 31, 2016:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)		Notional Value	Clearinghouse
Ten Year U.S. Treasury Bonds	4	June 2016	$1,688	USD	523,250	Credit Suisse Securities (USA) LLC
Ultra Ten Year U.S. Treasury Bonds	7	June 2016	(14,375)	USD	970,875	Credit Suisse Securities (USA) LLC
Thirty Year U.S. Treasury Bonds	6	June 2016	(9,938)	USD	1,025,250	Credit Suisse Securities (USA) LLC
Ten Year Euro-Bond	3	June 2016	(2,769)	EUR	487,530	Credit Suisse Securities (USA) LLC

Total			$(25,394)

Interest rate swaps as of March 31, 2016:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
14.13%	BRL-CDI	Barclays Bank Plc	1/4/21	BRL	7,100(a)	$4,848
1.86%	PLN-WIBOR-WIBO	Citigroup Global Markets, Inc.	2/5/21	PLN	4,140(a)	33,250

Total						$38,098

(a) The Counterparty pays the fixed rate on these swaps.

Credit default swaps as of March 31, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Brazil Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	1,050	$122,545
1.00%	China Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	1,475	13,549
1.00%	China Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	500	4,593
1.00%	Colombia Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	1,000	52,234
1.00%	Mexico Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	2,310	62,949
1.00%	Peru Government International Bond	Barclays Bank Plc	6/20/21	Buy	USD	1,000	26,707
1.00%	South Africa Government International Bond	Citibank, N.A.	6/20/21	Buy	USD	1,050	(96,787)
1.00%	Turkey Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	1,955	140,748

Total (Premiums paid $402,246)							$326,538

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2016 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

EUR - Euro

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PLN - Polish Zloty

PLN-WIBOR-WIBO - Warsaw Interbank Offered Rate for Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	71.30%
Energy	17.37%
Financials	2.50%
Other*	8.83%

100.00%

*   Includes cash, Investment Company, options, credit default swaps, interest rate swaps, futures, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund

March 31, 2016 (Unaudited)

Principal Amount		Value

Convertible Bonds — 16.07%
Austria — 0.14%
19,667(a)	IMMOFINANZ AG, 4.25%, 3/8/18	$93,321

China — 0.72%
1,000,000(b)	China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/8/19	125,240
$ 53,000	Ctrip.com International Ltd., 1.00%, 7/1/20(c)	58,492
175,000	Ctrip.com International Ltd., 1.99%, 7/1/25(c)	194,793
95,000	Vipshop Holdings Ltd., 1.50%, 3/15/19	95,297

		473,822

France — 0.05%
2,650(a)	Air France-KLM, 2.03%, 2/15/23	34,834

Hong Kong — 1.29%
250,000	Asia View Ltd., 1.50%, 8/8/19	257,250
1,000,000(d)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	153,457
200,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	191,800
2,000,000(b)	Shine Power International Ltd., 0.28%, 7/28/19(e)	251,052

		853,559

Japan — 2.73%
10,000,000(b)	Asics Corp, 5.93%, 3/1/19(e)	96,013
20,000,000(b)	Chugoku Electric Power Co., Inc. (The), 1.54%, 3/23/18	182,594
100,000	Gunma Bank Ltd. (The), 1.15%, 10/11/19(e)	92,300
20,000,000(b)	Kawasaki Kisen Kaisha Ltd., 3.12%, 9/26/18(e)	172,464
10,000,000(b)	K’s Holdings Corp., 4.75%, 12/20/19(e)	104,219
20,000,000(b)	Lixil Group Corp., 0.15%, 3/4/22(e)	176,130
20,000,000(b)	SBI Holdings, Inc., 3.05%, 11/2/17(e)	181,172
20,000,000(b)	Takashimaya Co. Ltd., 0.97%, 12/11/20(e)	186,601
10,000,000(b)	Terumo Corp., 0.63%, 12/6/21(e)	108,955
20,000,000(b)	Toppan Printing Co. Ltd, 2.54%, 12/19/19(e)	191,321
10,000,000(b)	Toray Industries, Inc., 3.70%, 8/31/21(e)	112,740
20,000,000(b)	Yamada Denki Co. Ltd., 2.94%, 6/28/19(e)	202,512

		1,807,021

Malaysia — 0.92%
400,000	Cahaya Capital Ltd., 0.47%, 9/18/21(e)	391,000
250,000(f)	Indah Capital Ltd., 1.57%, 10/24/18(e)	214,416

		605,416

Mexico — 0.47%
300,000	Cemex SAB de CV, 3.75%, 3/15/18	313,515

Netherlands — 0.81%
100,000(a)	Air Berlin Finance BV, 6.00%, 3/6/19	81,360

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount	Value

$ 200,000	NXP Semiconductor NV, 1.00%, 12/1/19	$220,800
100,000(a)	OCI NV, 3.88%, 9/25/18	116,020
100,000(a)	Vastned Retail NV, 1.88%, 4/10/19	119,289

		537,469

Norway — 0.42%
100,000(a)	Marine Harvest ASA, 0.88%, 5/6/19	158,917
125,000	Ship Finance International Ltd., 3.25%, 2/1/18	121,406

		280,323

South Africa — 0.27%
100,000(a)	Steinhoff Finance Holdings GmbH, 4.00%, 1/30/21	176,856

Switzerland — 0.14%
25,000(b)	BKW AG, 0.13%, 9/30/20	27,657
55,000(b)	Schindler Holding AG, 0.38%, 6/5/17	61,769

		89,426

Taiwan — 0.69%
100,000	Epistar Corp., 2.55%, 8/7/18(e)	99,000
250,000	Siliconware Precision Industries Co. Ltd., 1.32%, 10/31/19(e)	257,500
100,000	Zhen Ding Technology Holding Ltd, 0.64%, 6/26/19(e)	99,000

		455,500

United Kingdom — 0.21%
100,000(b)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	135,007

United States — 7.21%
155,000	Akamai Technologies, Inc., 1.00%, 2/15/19(e)	151,319
120,000	Ares Capital Corp., 4.38%, 1/15/19	121,050
135,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	160,059
203,000	Cardtronics, Inc., 1.00%, 12/1/20	196,022
145,000	Cepheid, Inc., 1.25%, 2/1/21	129,141
348,000	Citrix Systems, Inc., 0.50%, 4/15/19	388,673
60,000	Extra Space Storage L.P., 3.13%, 10/1/35(c)	68,513
198,000	FireEye, Inc., 1.63%, 6/1/35(c)	160,999
30,000	Hologic Inc., 2.00%, 3/1/42(g)	38,775
100,000	Huron Consulting Group, Inc., 1.25%, 10/1/19	97,187
105,000	Intel Corp., 3.25%, 8/1/39	167,016
60,000	Jarden Corp., 1.50%, 6/15/19	91,913
60,000	JDS Uniphase Corp., 0.63%, 8/15/33	58,387
45,000	LAM Research Corp., 0.50%, 5/15/16	60,244
60,000	Liberty Interactive LLC, 3.50%, 1/15/31	31,800
170,000	Liberty Media Corp., 1.38%, 10/15/23	168,087
100,000	Linkedin Corp, 0.50%, 11/1/19	90,563
110,000	Medidata Solutions, Inc., 1.00%, 8/1/18	111,581

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 236,000	Microchip Technology Inc, 1.63%, 2/15/25	$242,785
100,000	Micron Technology, Inc., 3.00%, 11/15/43	68,125
79,000	Nuance Communications, Inc., 1.00%, 12/15/35(c)	72,729
42,000	NuVasive, Inc, 2.25%, 3/15/21(c)	44,940
33,000	ON Semiconductor Corp., 1.00%, 12/1/20(c)	29,453
26,000	Pattern Energy Group, Inc., 4.00%, 7/15/20(c)	23,173
145,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	207,803
30,000	Proofpoint, Inc., 1.25%, 12/15/18	43,781
200,000	QIAGEN NV, 0.38%, 3/19/19	211,827
143,000	Restoration Hardware Holdings, Inc., 0.32%, 6/15/19(c)(e)	116,634
237,000	Salesforce.com, Inc., 0.25%, 4/1/18	293,287
125,000	SanDisk Corp., 0.50%, 10/15/20	129,766
95,000	SanDisk Corp., 1.50%, 8/15/17	149,803
125,000	ServiceNow, Inc., 2.08%, 11/1/18(e)	135,391
40,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	40,100
63,000	SunEdison, Inc., 0.25%, 1/15/20(c)	2,166
248,000	SunEdison, Inc., 2.38%, 4/15/22	8,525
46,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	44,333
15,000	TESARO, Inc., 3.00%, 10/1/21	22,003
415,000	Tesla Motors, Inc., 1.25%, 3/1/21	355,603
70,000	Wright Medical Group Inc., 2.00%, 2/15/20	62,519
172,000	Yahoo!, Inc., 2.71%, 12/1/18(e)	169,957

		4,766,032

Total Convertible Bonds		10,622,101

(Cost $11,177,485)
Corporate Bonds — 63.77%
Canada — 2.79%
510,000	1011778 BC ULC/New Red Finance Inc, 6.00%, 4/1/22(c)	529,125
378,000	Cogeco Communications, Inc, 4.88%, 5/1/20(c)	388,641
213,000	Encana Corp., 3.90%, 11/15/21	186,844
530,000(b)	Great Canadian Gaming Corp., 6.63%, 7/25/22(c)	410,125
78,000	Precision Drilling Corp, 6.63%, 11/15/20	62,400
33,000	Precision Drilling Corp., 6.50%, 12/15/21	25,080
260,000	Seven Generations Energy Ltd., 6.75%, 5/1/23(c)	244,544

		1,846,759

France — 3.33%
600,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(c)	632,000
200,000(a)	Ephios Bondco Plc, 6.25%, 7/1/22(c)	240,152
650,000(a)	Numericable-SFR SAS, 5.63%, 5/15/24	742,983
600,000	Numericable-SFR SAS, 6.00%, 5/15/22(c)	585,000

		2,200,135

Germany — 1.99%
200,000	Unitymedia GmbH, 6.13%, 1/15/25(c)	208,125

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

740,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	$858,026
$ 245,000	ZF North America Capital, Inc., 4.50%, 4/29/22	250,513

		1,316,664

Indonesia — 0.30%
200,000	Pertamina Persero PT, 6.45%, 5/30/44	194,348

Italy — 1.62%
200,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(c)	194,927
780,000(a)	Wind Acquisition Finance SA, 4.00%, 7/15/20	877,310

		1,072,237

Jamaica — 1.03%
270,000	Digicel Ltd., 6.00%, 4/15/21(c)	241,650
500,000	Digicel Ltd., 6.75%, 3/1/23(c)	441,006

		682,656

Luxembourg — 1.58%
440,000	Altice Financing SA, 6.63%, 2/15/23(c)	440,000
210,000	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	155,925
320,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24(c)	329,600
100,000(a)	Swissport Investments SA, 6.75%, 12/15/21(c)	119,797

		1,045,322

Mexico — 0.55%
58,000	Petroleos Mexicanos, 3.50%, 1/30/23	52,548
110,000	Petroleos Mexicanos, 5.63%, 1/23/46	92,037
165,000	Petroleos Mexicanos, 6.38%, 2/4/21	175,807
40,000	Petroleos Mexicanos, 6.88%, 8/4/26	43,192

		363,584

Netherlands — 1.34%
140,000(a)	ABN AMRO Bank NV, 7.13%, 7/6/22	200,223
410,000(a)	Lincoln Finance Ltd, 6.88%, 4/15/21(c)	484,035
200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(c)	203,250

		887,508

Switzerland — 1.09%
510,000(b)	Sunrise Communications Holdings SA, 2.13%, 3/31/22	505,200
210,000	UBS AG, 5.13%, 5/15/24	212,625

		717,825

Tunisia — 0.52%
400,000	Banque Centrale de Tunisie SA, 5.75%, 1/30/25	346,333

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

United Kingdom — 4.07%
160,000(b)	AA Bond Co. Ltd, 5.50%, 7/31/22	$221,199
290,000(b)	Brakes Capital, 7.13%, 12/15/18	431,487
$ 200,000	EnQuest Plc, 7.00%, 4/15/22(c)	84,750
100,000(b)	Odeon & UCI Finco Plc, 9.00%, 8/1/18	148,085
226,000	Royal Bank of Scotland Group Plc, 5.13%, 5/28/24	217,676
300,000	Tullow Oil Plc, 6.25%, 4/15/22	213,450
100,000(a)	Virgin Media Finance Plc, 4.50%, 1/15/25	110,084
846,000(b)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	1,264,152

		2,690,883

United States — 43.00%
386,000	Acadia Healthcare Co., Inc, 5.63%, 2/15/23	391,790
90,000	Acadia Healthcare Co., Inc, 6.50%, 3/1/24(c)	93,600
120,000	ADT Corp. (The), 3.50%, 7/15/22	103,800
647,000	ADT Corp. (The), 4.13%, 6/15/23	563,699
70,000	Allegion Plc, 5.88%, 9/15/23	73,937
120,000(a)	Alliance Data Systems Corp, 5.25%, 11/15/23	129,090
590,000	Alliance Data Systems Corp., 5.38%, 8/1/22(c)	553,125
600,000	Altice US Finance I Corp., 5.38%, 7/15/23(c)	616,125
403,000	AMC Entertainment, Inc., 5.88%, 2/15/22	414,083
430,000	Amsurg Corp., 5.63%, 7/15/22	442,900
220,000	Apex Tool Group LLC, 7.00%, 2/1/21(c)	178,200
200,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc., 6.38%, 4/1/24(c)	200,230
790,000	Berry Plastics Corp., 5.50%, 5/15/22	813,700
390,000	Blackboard, Inc., 7.75%, 11/15/19(c)	313,950
60,000	Brocade Communications Systems Inc, 1.38%, 1/1/20	59,437
718,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/1/24(c)	752,105
70,000	Centene Escrow Corp, 5.63%, 2/15/21(c)	72,975
70,000	Centene Escrow Corp, 6.13%, 2/15/24(c)	73,675
250,000	Central Garden & Pet Co., 6.13%, 11/15/23	260,000
240,000	CenturyLink, Inc., 5.63%, 4/1/20	243,122
198,000	CenturyLink, Inc., 6.45%, 6/15/21	200,598
88,000	CenturyLink, Inc., 7.50%, 4/1/24	88,220
350,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(c)	326,375
410,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(c)	405,900
535,000	CHS Community Health Systems, Inc., 5.13%, 8/15/18	539,013
90,000	Cinemark USA, Inc, 4.88%, 6/1/23	90,761
190,000	Cinemark USA, Inc., 4.88%, 6/1/23(c)	191,605
100,000	Continental Resources, Inc, 4.50%, 4/15/23	83,625
530,000	Davita Healthcare Partners, Inc., 5.00%, 5/1/25	524,700
410,000	Dish DBS Corp, 5.13%, 5/1/20	406,925

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 12,000	Endeavor Energy Resources L.P./EER Finance, Inc, 7.00%, 8/15/21(c)	$11,220
200,000	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 7/15/23(c)	188,250
630,000	Envision Healthcare Corp., 5.13%, 7/1/22(c)	639,450
255,000	Equinix, Inc., 5.75%, 1/1/25	267,750
801,000	ESH Hospitality, Inc., 5.25%, 5/1/25(c)	778,973
90,000	Frontier Communications Corp, 7.13%, 3/15/19	92,475
226,000	Frontier Communications Corp, 10.50%, 9/15/22(c)	231,650
180,000	HCA, Inc., 5.25%, 6/15/26	184,500
365,000	HCA, Inc., 5.88%, 5/1/23	382,794
105,000	HD Supply, Inc., 5.75%, 4/15/24(c)	107,887
1,026,000	HD Supply, Inc., 7.50%, 7/15/20	1,088,843
510,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	528,462
800,000	Level 3 Communications, Inc., 5.75%, 12/1/22	826,000
140,000	Level 3 Financing, Inc, 5.38%, 1/15/24(c)	141,750
478,293	Live Nation Entertainment, Inc., 5.38%, 6/15/22(c)	486,663
520,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(c)	504,400
120,000	Mednax, Inc., 5.25%, 12/1/23(c)	124,800
160,000	Memorial Resource Development Corp, 5.88%, 7/1/22	135,200
180,000	MGM Resorts International, 5.25%, 3/31/20	184,500
210,000	MGM Resorts International, 6.00%, 3/15/23	217,350
550,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	397,375
550,000	Momentive Performance Materials, Inc., Escrow Bond, 8.88%, 10/15/20(h)(i)	0
400,000	Neptune Finco Corp., 6.63%, 10/15/25(c)	432,460
250,000	Neptune Finco Corp., 10.13%, 1/15/23(c)	267,500
550,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(c)	563,750
740,000	OPE KAG Finance Sub, Inc., 7.88%, 7/31/23(c)	738,150
509,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	557,991
1,050,000	Rite Aid Corp, 6.13%, 4/1/23(c)	1,113,000
380,000	Sabre GLBL, Inc., 5.25%, 11/15/23(c)	386,612
115,000	Scientific Games International, Inc, 7.00%, 1/1/22(c)	117,300
140,000	Scientific Games International, Inc, 10.00%, 12/1/22	113,400
100,000(a)	Sealed Air Corp., 4.50%, 9/15/23(c)	120,294
418,000	Serta Simmons Bedding LLC, 8.13%, 10/1/20(c)	433,679
135,000	Sinclair Television Group, Inc., 5.88%, 3/15/26(c)	138,206
260,000	Sirius XM Radio, Inc., 4.25%, 5/15/20(c)	264,225
250,000	Spectrum Brands Inc, 5.75%, 7/15/25	265,625
480,000	Sunoco L.P./Sunoco Finance Corp., 5.50%, 8/1/20(c)	478,800
165,000	Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23(c)	165,102
190,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(c)	186,200
190,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24(c)	181,925
470,000	Tenet Healthcare Corp., 5.00%, 3/1/19	464,713
110,000	Tenet Healthcare Corp., 5.50%, 3/1/19	108,900
140,000	Tenet Healthcare Corp., 6.75%, 6/15/23	134,050

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 510,000	Tenet Healthcare Corp., 8.00%, 8/1/20	$524,663
220,000	T-Mobile USA, Inc, 6.25%, 4/1/21	230,956
230,000	T-Mobile USA, Inc, 6.50%, 1/15/26	238,913
233,000	T-Mobile USA, Inc, 6.63%, 4/28/21	243,485
460,000	TransDigm, Inc., 5.50%, 10/15/20	461,380
498,000	United Rentals North America, Inc, 7.38%, 5/15/20	521,033
290,000(a)	VRX Escrow Corp., 4.50%, 5/15/23	242,098
304,890	VRX Escrow Corp., 5.88%, 5/15/23(c)	237,814
363,000(a)	VWR Funding, Inc., 4.63%, 4/15/22	408,816
38,000	Whiting Petroleum Corp, 5.00%, 3/15/19	26,315
67,000	Whiting Petroleum Corp, 5.75%, 3/15/21	44,555
70,000	Whiting Petroleum Corp, 6.25%, 4/1/23	47,075
71,000	York Risk Services Holding Corp., 8.50%, 10/1/22(c)	45,440
1,200,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,197,744

		28,429,726

Venezuela — 0.56%
362,579	Petroleos de Venezuela SA, 6.00%, 5/16/24	112,581
828,317	Petroleos de Venezuela SA, 6.00%, 11/15/26	255,536

		368,117

Total Corporate Bonds		42,162,097

(Cost $42,080,166)
Foreign Government Bonds — 11.25%
Argentina — 0.17%
865,745	Argentine Republic Government International Bond, 12.55%, 12/15/35(e)	95,232
115,000(a)	Argentine Republic Government International Bond, 12.61%, 12/15/35(e)	14,290

		109,522

Brazil — 0.46%
225,000	Brazilian Government International Bond, 4.25%, 1/7/25	206,399
90,000	Brazilian Government International Bond, 8.25%, 1/20/34	100,384

		306,783

Cote D’Ivoire (Ivory Coast) — 0.42%
300,000	Ivory Coast Government International Bond, 5.75%, 12/31/32(g)	276,126

Croatia (Hrvatska) — 0.82%
200,000	Croatia Government International Bond, 5.50%, 4/4/23	211,032
200,000	Croatia Government International Bond, 6.38%, 3/24/21	218,484
100,000	Croatia Government International Bond, 6.75%, 11/5/19	109,628

		539,144

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

Dominican Republic — 0.93%
$ 165,000	Dominican Republic International Bond, 5.50%, 1/27/25	$163,733
240,000	Dominican Republic International Bond, 6.85%, 1/27/45	234,871
100,000	Dominican Republic International Bond, 6.88%, 1/29/26	105,643
100,000	Dominican Republic International Bond, 7.50%, 5/6/21	108,244

		612,491
Honduras — 0.32%
200,000	Honduras Government International Bond, 7.50%, 3/15/24	212,000

Hungary — 1.15%
110,000	Hungary Government International Bond, 5.38%, 3/25/24	122,934
400,000	Hungary Government International Bond, 5.75%, 11/22/23	455,417
130,000	Hungary Government International Bond, 7.63%, 3/29/41	183,940

		762,291
Indonesia — 0.49%
200,000	Indonesia Government International Bond, 4.75%, 1/8/26	209,678
100,000	Indonesia Government International Bond, 6.63%, 2/17/37	115,934

		325,612
Jamaica — 0.31%
200,000	Jamaica Government International Bond, 6.75%, 4/28/28	204,000

Kazakhstan — 0.31%
200,000	Kazakhstan Government International Bond, 6.50%, 7/21/45	207,700

Mexico — 0.67%
100,000(a)	Mexico Government International Bond, 1.88%, 2/23/22	115,064
130,000	Mexico Government International Bond, 4.00%, 10/2/23	136,147
190,000	Mexico Government International Bond, 4.75%, 3/8/44	189,247

		440,458
Paraguay — 0.61%
400,000	Republic of Paraguay, 4.63%, 1/25/23	404,500

Peru — 0.14%
80,000	Peruvian Government International Bond, 5.63%, 11/18/50	90,000

Poland — 0.49%
280,000(a)	Poland Government International Bond, 1.50%, 9/9/25	325,626

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

Romania — 0.83%
$320,000	Romanian Government International Bond, 4.38%, 8/22/23	$340,025
172,000	Romanian Government International Bond, 6.13%, 1/22/44	209,709

		549,734

Senegal — 0.33%
200,000	Senegal Government International Bond, 8.75%, 5/13/21	216,500

Serbia — 0.31%
200,000	Serbia International Bond, 4.88%, 2/25/20	202,823

Slovenia — 0.35%
200,000	Slovenia Government International Bond, 5.85%, 5/10/23	230,303

South Africa — 0.24%
155,000	South Africa Government International Bond, 4.67%, 1/17/24	156,538

Turkey — 0.41%
270,000	Turkey Government International Bond, 4.88%, 10/9/26	273,390

Ukraine — 0.63%
418,000	Ukraine Government International Bond, 3.13%, 5/31/40	136,059
200,000	Ukraine Government International Bond, 7.75%, 9/1/19	188,462
100,000	Ukraine Government International Bond, 7.75%, 9/1/23	90,458

		414,979

Uruguay — 0.49%
183,000	Uruguay Government International Bond, 4.38%, 10/27/27	187,194
150,000	Uruguay Government International Bond, 5.10%, 6/18/50	139,875

		327,069

Zambia — 0.37%
300,000	Zambia Government International Bond, 8.50%, 4/14/24	247,588

Total Foreign Government Bonds		7,435,177

(Cost $7,321,163)
Shares
Convertible Preferred Stocks — 0.12%
United States — 0.12%
789	American Tower Corp., 5.50%, 2/15/18	81,385

Total Convertible Preferred Stocks		81,385

(Cost $81,419)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 0.14%
France — 0.09%
207	Eurazeo SA	$13,996
370	Technip SA	20,508
93	Unibail-Rodamco SE	25,588

		60,092
Germany — 0.03%
684	Evonik Industries AG	20,520

United States — 0.02%
90	Illumina, Inc*	14,585

Total Common Stocks		95,197
(Cost $99,616)

Contracts
Call Options Purchased — 0.13%
10	Adidas AG, Strike Price EUR 84.00, Expires 12/16/16	$23,407
5	Airbus Group SE, Strike Price EUR 76.00, Expires 12/15/17	1,280
50	Deutsche Post AG, Strike Price EUR 20.00, Expires 12/15/17	27,879
45	Euro Stoxx 50 Index, Strike Price EUR 4,000.00, Expires 12/16/16	1,075
635	Koninklijke KPN NV, Strike Price EUR 4.00, Expires 12/15/17	26,735
28	Siemens AG, Strike Price EUR 100.00, Expires 6/17/16	3,441
15	Vodafone Group Plc, Strike Price GBP 240.00, Expires 12/15/17	2,316

Total Call Options Purchased		86,133
(Cost $116,034)

Put Options Purchased — 0.05%
6	S & P 500 Index, Strike Price USD 1,700.00, Expires 7/29/16	$ 6,780
6	S & P 500 Index, Strike Price USD 1,800.00, Expires 6/17/16	5,400
12	S & P 500 Index, Strike Price USD 1,975.00, Expires 5/20/16	21,420

Total Put Options Purchased		33,600
(Cost $111,764)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

Investment Company — 8.59%
5,680,020	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	5,680,020

Total Investment Company		5,680,020
(Cost $5,680,020)

Total Investments		$66,195,710
(Cost $66,667,667)(j) — 100.12%

Liabilities in excess of other assets — (0.12)%		(80,490)

NET ASSETS — 100.00%		$66,115,220

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Principal amount denoted in Chinese Yuans.
(e)	Zero coupon bond. The rate represents the yield at time of purchase.
(f)	Principal amount denoted in Singapore Dollars.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(h)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
IDR	2,029,275,000	USD	145,000	Citibank, N.A.	5/2/16	$ 8,594
USD	144,616	IDR	2,029,275,000	Citibank, N.A.	5/2/16	(8,979)
IDR	1,005,927,853	USD	71,714	Citibank, N.A.	5/26/16	4,027
USD	71,251	IDR	1,005,927,853	Citibank, N.A.	5/26/16	(4,490)
CAD	7,000	USD	5,380	Citibank, N.A.	6/8/16	10
EUR	61,000	USD	69,250	Citibank, N.A.	6/8/16	314
USD	403,339	CAD	545,000	Citibank, N.A.	6/8/16	(16,319)
USD	81,597	CHF	81,000	Citibank, N.A.	6/8/16	(2,912)
USD	464,709	CHF	462,000	Citibank, N.A.	6/8/16	(17,308)
USD	120,119	EUR	106,000	Citibank, N.A.	6/8/16	(760)
USD	43,462	EUR	39,000	Citibank, N.A.	6/8/16	(1,013)
USD	123,684	EUR	111,000	Citibank, N.A.	6/8/16	(2,899)
USD	117,507	EUR	108,000	Citibank, N.A.	6/8/16	(5,654)
USD	349,657	EUR	314,000	Citibank, N.A.	6/8/16	(8,424)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	315,370	EUR	289,100	Citibank, N.A.	6/8/16	$ (14,314)
USD	419,080	EUR	381,000	Citibank, N.A.	6/8/16	(15,406)
USD	999,869	EUR	917,000	Citibank, N.A.	6/8/16	(45,862)
USD	3,886,895	EUR	3,563,000	Citibank, N.A.	6/8/16	(176,289)
USD	141,133	GBP	101,000	Citibank, N.A.	6/8/16	(3,960)
USD	2,453,797	GBP	1,755,000	Citibank, N.A.	6/8/16	(67,372)
USD	245,165	HKD	1,905,000	Citibank, N.A.	6/8/16	(509)
USD	48,940	JPY	5,555,000	Citibank, N.A.	6/8/16	(518)
USD	481,548	JPY	54,610,000	Citibank, N.A.	6/8/16	(4,663)
USD	1,219,503	JPY	137,499,700	Citibank, N.A.	6/8/16	(4,703)
USD	207,710	SGD	291,500	Citibank, N.A.	6/8/16	(8,472)
USD	288,381	CNY	1,900,000	Citibank, N.A.	9/6/16	(2,756)
USD	3,200,000	CNY	21,980,800	Citibank, N.A.	1/18/17	(133,091)

Total						$(533,728)

Options written as of March 31, 2016:

Contracts	Put Options	Value
(6)	S & P 500 Index, Strike Price USD 1,550.00, Expires 7/29/16	$(3,300)
(6)	S & P 500 Index, Strike Price USD 1,700.00, Expires 6/17/16	(2,910)
(12)	S & P 500 Index, Strike Price USD 1,850.00, Expires 5/20/16	(6,480)

Total (Premiums received $(58,756))		$(12,690)

Financial futures contracts as of March 31, 2016:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Ten Year Euro-Bonds	2	June, 2016	$(1,914)	EUR	324,960	Credit Suisse Securities (USA) LLC

Credit default swaps as of March 31, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	INEOS Group Holdings SA	JP Morgan Chase Bank, N.A.	6/20/21	Buy	EUR	95	$(6,114)
1.00%	Yum! Brands, Inc.	JP Morgan Chase Bank, N.A.	12/20/20	Buy	USD	66	3,827
1.00%	Yum! Brands, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	65	3,769
1.00%	Yum! Brands, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	64	3,711

Total (Premiums paid $347)							$5,193

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2016 (Unaudited)

Abbreviations used are defined below:

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Yuan

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	26.19%
Consumer Discretionary	14.77%
Foreign Government Bonds	11.24%
Health Care	9.36%
Industrials	7.68%
Financials	6.71%
Consumer Staples	4.80%
Information Technology	4.64%
Energy	4.22%
Materials	1.04%
Utilities	0.70%
Other*	8.65%

100.00%

*	Includes cash, Investment Company, credit default swaps, futures, interest and dividend receivable, pending trades and Fund share transactions, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund
Assets:
Investments, at value (cost $17,054,550, $18,503,472, $34,798,880 and $18,852,558, respectively)	$ 17,308,580	$ 18,304,805	$ 33,674,334	$ 18,153,871
Cash	11	241,456	—	4
Cash at broker for financial futures contracts	145,607	229,804	33,081	181,390
Segregated cash and foreign currency for options contracts and swap contracts	179,811	1,225	476,540	428,307
Foreign currency, at value (cost $78,393, $10,370, $863,924 and $893,644, respectively)	83,872	10,794	887,229	897,213
Credit default swaps at value (premiums paid $18,742, $0, $7,322 and $0, respectively)	14,584	—	12,814	—
Interest and dividends receivable	367,728	253,730	580,820	48,554
Receivable from advisor	—	9,435	7,002	3,652
Receivable for capital shares issued	—	—	—	3,790
Receivable for investments sold	1,132,452	36,014	37,978	—
Unrealized appreciation on futures contracts	13,875	4,109	—	—
Unrealized appreciation on interest rate swaps contracts	70,306	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	237,773	20,032	—	1,435
Prepaid expenses and other assets	16,819	18,886	19,549	13,018
Total Assets	19,571,418	19,130,290	35,729,347	19,731,234
Liabilities:
Cash overdraft	—	—	59,601	—
Payable for capital shares redeemed	—	—	1,099,273	478
Payable for investments purchased	1,012,906	791,365	923,753	—
Payable to broker	40,000	16,799	—	—
Written options, at value (premiums received $0, $0, $31,990 and $0, respectively)	—	—	4,140	—
Credit default swaps at value (premiums received $(5,391), $34,062, $5,597 and $0, respectively)	1,768	36,783	5,599	—
Unrealized depreciation on forward foreign currency exchange contracts	265,806	35,915	269,246	146,492
Unrealized depreciation on futures contracts	12,160	—	—	34,143
Foreign witholding tax payable	10,769	—	—	—
Accrued expenses and other payables:
Investment advisory fees	2,027	—	—	—
Accounting fees	7,207	7,195	7,315	7,208
Audit fees	21,698	21,698	23,308	21,638
Trustee fees	1,388	14	—	5
Distribution fees	—	61	186	—
Shareholder reports	7,743	238	170	—
Transfer agent fees	8,176	1,241	4,709	—
Other	64,002	—	—	284
Total Liabilities	1,455,650	911,309	2,397,300	210,248
Net Assets	$ 18,115,768	$ 18,218,981	$ 33,332,047	$ 19,520,986

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2016 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund
Net Assets Consist Of:
Capital	$ 41,453,091	$19,495,334	$35,102,028	$21,742,891
Undistributed net investment income and distributions in excess of net investment income	(17,006,151)	107,810	227,482	(1,001,908)
Accumulated net realized gains/(losses) from investment transactions, futures contracts, swap contracts, written options and foreign currency	(6,611,255)	(1,170,612)	(662,283)	(345,045)
Net unrealized appreciation/(depreciation) on investments, futures contracts, swap contracts, written options and foreign currency	280,083	(213,551)	(1,335,180)	(874,952)
Net Assets	$ 18,115,768	$18,218,981	$33,332,047	$19,520,986
Net Assets:
Class A	$ 118,175	$ 10,510	$ 987,755	N/A
Class I	17,997,593	18,208,471	32,344,292	$19,520,986
Total	$ 18,115,768	$18,218,981	$33,332,047	$19,520,986
Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	13,013	1,119	102,707	N/A
Class I	1,978,059	1,937,890	3,362,508	2,090,477
Total	1,991,072	1,939,009	3,465,215	2,090,477
Net Asset Values and Redemption Prices Per Share:
Class A	$ 9.08	$ 9.39	$ 9.62	N/A
Class I	$ 9.10	$ 9.40	$ 9.62	$ 9.34
Maximum Offering Prices Per Share:
Class A	$ 9.48	$ 9.81	$ 10.05	N/A
Maximum Sales Charge - Class A	4.25%	4.25%	4.25%	N/A

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2016 (Unaudited)

	RBC BlueBay Absolute Return Fund	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	RBC BlueBay Total Return Credit Fund
Assets:
Investments, at value (cost $323,714,379, $17,057,401 and $66,667,667, respectively)	$324,101,413	$ 17,092,414	$ 66,195,710
Cash	5,404,905	559,686	479,608
Cash at broker for financial futures contracts	3,669,510	189,964	199,609
Segregated cash and foreign currency for options contracts and swap contracts	9,815,867	207,158	531,250
Foreign currency, at value (cost $6,723,953, $864,304 and $1,221,755, respectively)	6,744,740	870,308	1,242,103
Credit default swaps at value (premiums paid $2,633,837, $501,091 and $6,459, respectively)	2,256,516	423,325	11,307
Interest and dividends receivable	2,297,600	152,004	890,586
Receivable from advisor	—	373	—
Receivable for capital shares issued	9,690	—	—
Receivable for investments sold	2,155,884	71,371	948,738
Unrealized appreciation on futures contracts	180,317	1,688	—
Unrealized appreciation on interest rate swaps contracts	3,629	38,098	—
Unrealized appreciation on forward foreign currency exchange contracts	3,425,546	246,248	12,945
Prepaid expenses and other assets	23,276	11,438	12,505
Total Assets	360,088,893	19,864,075	70,524,361
Liabilities:
Payable for capital shares redeemed	514,301	—	—
Payable for investments purchased	4,120,632	4,821,119	3,723,974
Payable to broker	—	280,000	—
Written options, at value (premiums received $0, $0 and $58,756, respectively)	—	—	12,690
Credit default swaps at value (premiums received $4,748,163, $98,845 and $6,112, respectively)	5,371,852	96,787	6,114
Unrealized depreciation on forward foreign currency exchange contracts	10,547,832	360,061	546,673
Unrealized depreciation on interest rate swaps contracts	153,085	—	—
Unrealized depreciation on total return swaps contracts	576,643	—	—
Unrealized depreciation on futures contracts	1,067,271	27,082	1,914
Foreign witholding tax payable	—	—	15
Accrued expenses and other payables:
Investment advisory fees	207,017	—	34,339
Accounting fees	10,212	7,165	7,576
Audit fees	25,028	25,041	25,041
Trustee fees	697	—	—
Shareholder reports	11,381	589	1,163
Transfer agent fees	151,715	591	619
Other	53,551	39,669	49,023
Total Liabilities	22,811,217	5,658,104	4,409,141
Net Assets	$337,277,676	$ 14,205,971	$ 66,115,220

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2016 (Unaudited)

	RBC BlueBay Absolute Return Fund	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	RBC BlueBay Total Return Credit Fund
Net Assets Consist Of:
Capital	$380,606,248	$15,052,869	$68,980,127
Undistributed net investment income	(9,717,394)	172,825	501,469
Accumulated net realized losses from investment transactions, futures contracts, swap contracts, written options and foreign currency	(24,327,928)	(880,609)	(2,432,397)
Net unrealized appreciation/(depreciation) on investments, futures contracts, swap contracts, written options and foreign currency	(9,283,250)	(139,114)	(933,979)
Net Assets	$337,277,676	$14,205,971	$66,115,220
Net Assets:
Class A	$ 3,054,557	N/A	N/A
Class C	306,356	N/A	N/A
Class I	333,916,763	$14,205,971	$66,115,220
Total	$337,277,676	$14,205,971	$66,115,220
Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	329,858	N/A	N/A
Class C	33,430	N/A	N/A
Class I	35,963,001	1,509,678	6,943,105
Total	36,326,289	1,509,678	6,943,105
Net Asset Values and Redemption Prices Per Share:
Class A	$ 9.26	N/A	N/A
Class C	$ 9.16	N/A	N/A
Class I	$ 9.29	$ 9.41	$ 9.52
Maximum Offering Prices Per Share:
Class A	$ 9.67	N/A	N/A
Maximum Sales Charge - Class A	4.25%	N/A	N/A

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Period Ended March 31, 2016 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund
Investment Income:
Interest income	$ 672,649	$ 517,056	$ 849,042	$ 111,964
Dividend income	89	371	—	7,607
Foreign tax withholding	(7,188)	—	(5)	(119)
Total Investment Income	665,550	517,427	849,037	119,452
Expenses:
Investment advisory fees	86,802	77,926	107,589	76,502
Distribution fees - Class A	227	13	810	—
Accounting fees	22,079	21,959	22,269	22,010
Audit fees	21,174	21,174	22,748	26,599
Custodian fees	52,696	16,344	12,313	12,655
Insurance fees	2,134	2,134	2,134	2,134
Legal fees	13,129	5,134	7,764	1,934
Registration and filing fees	19,812	19,073	19,275	11,963
Shareholder reports	3,552	1,333	2,115	1,281
Transfer agent fees - Class A	1,896	1,771	1,812	—
Transfer agent fees - Class I	10,317	1,928	5,114	4,567
Trustees’ fees	1,756	369	569	396
Other fees	6,636	5,093	8,562	7,482
Total expenses before fee waiver/reimbursement	242,210	174,251	213,074	167,523
Expenses waived/reimbursed by:
Advisor	(137,820)	(121,523)	(143,098)	(80,820)
Net Expenses	104,390	52,728	69,976	86,703
Net Investment Income	561,160	464,699	779,061	32,749
Realized/Unrealized Gains (Losses):
Net realized gains/(losses) on:
Investment transactions	(327,048)	(505,076)	(898,091)	(245,695)
Foreign currency transactions	(1,039,838)	53,135	271,898	144,397
Written options	—	—	5,636	49,109
Futures contracts	(8,863)	20,647	10,483	(18,571)
Swap agreements	36,607	4,627	25,236	—
Net realized losses	(1,339,142)	(426,667)	(584,838)	(70,760)
Net change in unrealized appreciation/ (depreciation) on:
Investments	1,635,373	620,665	511,642	109,818
Foreign currency	62,175	(67,292)	(310,040)	(185,746)
Written options	—	—	27,850	—
Futures contracts	(775)	(13,521)	—	(34,143)
Swap contracts	(19,029)	(2,810)	(2,687)	—
Net unrealized gains/(losses)	1,677,744	537,042	226,765	(110,071)
Change in net assets resulting from operations	$ 899,762	$ 575,074	$ 420,988	$ (148,082)

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Period Ended March 31, 2016 (Unaudited)

	RBC BlueBay Absolute Return Fund	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	RBC BlueBay Total Return Credit Fund
Investment Income:
Interest income	$ 5,743,224	$ 562,847	$ 1,597,744
Dividend income	—	—	7,291
Foreign tax withholding	13,879	(1,186)	(2,034)
Total Investment Income	5,757,103	561,661	1,603,001
Expenses:
Investment advisory fees	1,711,231	82,255	273,461
Distribution fees - Class A	4,810	—	—
Distribution fees - Class C	5,037	—	—
Accounting fees	32,909	21,858	23,109
Audit fees	24,354	20,704	20,704
Custodian fees	55,255	19,992	36,217
Insurance fees	3,201	2,134	2,134
Legal fees	47,062	1,731	4,248
Registration and filing fees	32,414	6,275	6,297
Shareholder reports	36,439	775	2,894
Transfer agent fees - Class A	2,406	—	—
Transfer agent fees - Class C	2,231	—	—
Transfer agent fees - Class I	350,410	1,770	1,905
Tax expense	—	245	1,498
Offering costs	—	8,492	8,492
Trustees’ fees	10,873	233	853
Other fees	12,740	2,446	12,542
Total expenses before fee waiver/reimbursement	2,331,372	168,910	394,354
Expenses (waived/reimbursed)/Recouped by:
Advisor	(153,966)	(79,257)	(71,136)
Net Expenses	2,177,406	89,653	323,218
Net Investment Income	3,579,697	472,008	1,279,783
Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(15,700,517)	(27,977)	(1,412,489)
Foreign currency transactions	3,272,169	(389,372)	(740,982)
Written options	139,320	—	33,022
Futures contracts	(1,842,343)	(67,200)	19,301
Swap agreements	(7,393,950)	(176,443)	71,618
Net realized losses	(21,525,321)	(660,992)	(2,029,530)
Net change in unrealized appreciation/ (depreciation) on:
Investments	18,984,797	385,526	2,613,576
Foreign currency	(10,983,614)	(42,653)	(692,704)
Written options	—	—	46,066
Futures contracts	589,877	(24,535)	7,690
Swap contracts	(379,002)	46,393	(25,701)
Net unrealized gains	8,212,058	364,731	1,948,927
Change in net assets resulting from operations	$ (9,733,566)	$ 175,747	$ 1,199,180

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Select Bond Fund
	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$ 561,160	$ 4,780,720
Net realized losses from investments, foreign currency, futures contracts and swap contracts transactions	(1,339,142)	(22,559,400)
Net change in unrealized appreciation/ (depreciation) on investments, foreign currency, futures contracts and swap contracts	1,677,744	7,918,828
Change in net assets resulting from operations	899,762	(9,859,852)
Distributions to Class A Shareholders:
From net investment income	—	(223)
Distributions to Class I Shareholders:
From net investment income	—	(1,720,316)
Change in net assets resulting from shareholder distributions	—	(1,720,539)
Capital Transactions:
Proceeds from shares issued	2,365,526	27,516,199
Distributions reinvested	—	1,413,820
Cost of shares redeemed	(11,979,296)	(206,543,735)
Change in net assets resulting from capital transactions	(9,613,770)	(177,613,716)
Net decrease in net assets	(8,714,008)	(189,194,107)
Net Assets:
Beginning of period	26,829,776	216,023,883
End of period	$ 18,115,768	$ 26,829,776
Distributions in excess of net investment income	$(17,006,151)	$ (17,567,311)
Share Transactions:
Issued	263,058	3,029,711
Reinvested	—	145,908
Redeemed	(1,375,607)	(22,238,227)
Change in shares resulting from capital transactions	(1,112,549)	(19,062,608)

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Emerging Market Corporate Bond Fund
	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$ 464,699	$ 914,850
Net realized losses from investments, foreign currency, futures contracts, written options and swap contracts transactions	(426,667)	(930,280)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts, written options and swap contracts	537,042	(757,939)
Change in net assets resulting from operations	575,074	(773,369)
Distributions to Class A Shareholders:
From net investment income	(212)	(277)
From net realized gains	—	(80)
Distributions to Class I Shareholders:
From net investment income	(408,594)	(599,359)
From net realized gains	—	(165,327)
Change in net assets resulting from shareholder distributions	(408,806)	(765,043)

Capital Transactions:
Proceeds from shares issued	162,813	773,219
Distributions reinvested	400,565	731,016
Cost of shares redeemed	(1,844,904)	(3,281,516)
Change in net assets resulting from capital transactions	(1,281,526)	(1,777,281)
Net decrease in net assets	(1,115,258)	(3,315,693)
Net Assets:
Beginning of period	19,334,239	22,649,932
End of period	$18,218,981	$19,334,239
Undistributed net investment income	$ 107,810	$ 51,917

Share Transactions:
Issued	17,494	78,259
Reinvested	43,343	74,610
Redeemed	(197,591)	(334,083)
Change in shares resulting from capital transactions	(136,754)	(181,214)

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global High Yield Bond Fund
	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$ 779,061	$ 1,551,958
Net realized losses from investments, foreign currency, futures contracts, written options and swap contracts transactions	(584,838)	(236,467)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts, written options and swap contracts	226,765	(1,146,928)
Change in net assets resulting from operations	420,988	168,563
Distributions to Class A Shareholders:
From net investment income	(12,086)	(8,939)
From net realized gains	(3,856)	(18,004)
Distributions to Class I Shareholders:
From net investment income	(687,334)	(885,391)
From net realized gains	(223,989)	(1,210,890)
Change in net assets resulting from shareholder distributions	(927,265)	(2,123,224)

Capital Transactions:
Proceeds from shares issued	5,586,284	2,654,912
Distributions reinvested	927,265	2,071,727
Cost of shares redeemed	(2,841,867)	(7,265,510)
Change in net assets resulting from capital transactions	3,671,682	(2,538,871)
Net increase/(decrease) in net assets	3,165,405	(4,493,532)
Net Assets:
Beginning of period	30,166,642	34,660,174
End of period	$33,332,047	$30,166,642
Undistributed net investment income	$ 227,482	$ 147,841

Share Transactions:
Issued	593,543	259,863
Reinvested	96,261	206,952
Redeemed	(295,587)	(723,191)
Change in shares resulting from capital transactions	394,217	(256,376)

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global Convertible Bond Fund
	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$ 32,749	$ (175,402)
Net realized gains/(losses) from investments, futures contracts, written options and foreign currency transactions	(70,760)	1,254,784
Net change in unrealized appreciation/(depreciation) on investments, foreign currency and written options	(110,071)	(709,524)
Change in net assets resulting from operations	(148,082)	369,858
Distributions to Class I Shareholders:
From net investment income	(798,594)	(259,328)
From net realized gains	(804,781)	(1,996,048)
Change in net assets resulting from shareholder distributions	(1,603,375)	(2,255,376)

Capital Transactions:
Proceeds from shares issued	832,733	5,627,705
Distributions reinvested	1,593,473	2,176,604
Cost of shares redeemed	(2,132,900)	(6,132,816)
Change in net assets resulting from capital transactions	293,306	1,671,493
Net decrease in net assets	(1,458,151)	(214,025)
Net Assets
Beginning of period	20,979,137	21,193,162
End of period	$19,520,986	$20,979,137
Distributions in excess of net investment income	$ (1,001,908)	$ (236,063)

Share Transactions:
Issued	84,620	534,077
Reinvested	164,373	213,483
Redeemed	(218,090)	(592,562)
Change in shares resulting from capital transactions	30,903	154,998

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Absolute Return Fund
	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$ 3,579,697	$ 8,054,898
Net realized gains/(losses) from investments, foreign currency, futures contracts, written options and swap contracts transactions	(21,525,321)	454,754
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	8,212,058	(25,388,730)
Change in net assets resulting from operations	(9,733,566)	(16,879,078)
Distributions to Class A Shareholders:
From net investment income	—	(16,365)
From net realized gains	(116,486)	(236,919)
Distributions to Class C Shareholders:
From net investment income	—	(2,573)
From net realized gains	(17,171)	(198,715)
Distributions to Class I Shareholders:
From net investment income	—	(1,625,724)
From net realized gains	(13,342,423)	(16,161,209)
Change in net assets resulting from shareholder distributions	(13,476,080)	(18,241,505)
Capital Transactions:
Proceeds from shares issued	12,124,381	313,108,149
Distributions reinvested	4,279,246	4,588,969
Cost of shares redeemed	(181,329,469)	(320,296,044)
Change in net assets resulting from capital transactions	(164,925,842)	(2,598,926)
Net decrease in net assets	(188,135,488)	(37,719,509)
Net Assets:
Beginning of period	525,413,164	563,132,673
End of period	$ 337,277,676	$ 525,413,164
Distributions in excess of net investment income	$ (9,717,394)	$ (13,297,091)
Share Transactions:
Issued	1,252,745	30,863,627
Reinvested	446,263	457,249
Redeemed	(18,972,080)	(31,868,183)
Change in shares resulting from capital transactions	(17,273,072)	(547,307)

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund
	For the Period Ended March 31, 2016	For the Period Ended September 30, 2015(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$ 472,008	$ 433,936
Net realized losses from investments, foreign currency, futures contracts and swap contracts transactions	(660,992)	(899,867)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	364,731	(503,845)
Change in net assets resulting from operations	175,747	(969,776)
Distributions to Class I Shareholders:
From net investment income	(65,805)	(27,000)
Change in net assets resulting from shareholder distributions	(65,805)	(27,000)

Capital Transactions:
Proceeds from shares issued	—	15,000,000
Distributions reinvested	65,805	27,000
Cost of shares redeemed	—	—
Change in net assets resulting from capital transactions	65,805	15,027,000
Net increase in net assets	175,747	14,030,224
Net Assets:
Beginning of period	14,030,224	—
End of period	$ 14,205,971	$14,030,224
Undistributed net investment income/(Distributions in excess of net investment income)	$ 172,825	$ (233,378)

Share Transactions:
Issued	—	1,500,000
Reinvested	6,934	2,744
Redeemed	—	—
Change in shares resulting from capital transactions	6,934	1,502,744

(a) For the period from December 9, 2014 (commencement of operations) to September 30, 2015.

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Total Return Credit Fund
	For the Period Ended March 31, 2016	For the Period Ended September 30, 2015(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$ 1,279,783	$ 1,279,220
Net realized losses from investments, foreign currency, futures contracts and swap contracts transactions	(2,029,530)	(348,763)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	1,948,927	(2,882,906)
Change in net assets resulting from operations	1,199,180	(1,952,449)
Distributions to Class I Shareholders:
From net investment income	(783,064)	(643,179)
From net realized gains	(725,331)	—
Change in net assets resulting from shareholder distributions	(1,508,395)	(643,179)

Capital Transactions:
Proceeds from shares issued	1,582,600	70,294,750
Distributions reinvested	1,501,943	641,270
Cost of shares redeemed	—	(5,000,500)
Change in net assets resulting from capital transactions	3,084,543	65,935,520
Net increase in net assets	2,775,328	63,339,982
Net Assets:
Beginning of period	63,339,892	—
End of period	$ 66,115,220	$63,339,892
Undistributed net investment income	$ 501,469	$ 4,750

Share Transactions:
Issued	169,570	7,065,394
Reinvested	157,668	63,870
Redeemed	—	(513,397)
Change in shares resulting from capital transactions	327,238	6,615,867

(a) For the period from December 9, 2014 (commencement of operations) to September 30, 2015.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$8.64	$ 9.75	$ 9.83
Net investment income(b)	0.19	0.40	0.33
Realized and unrealized gains/(losses)	0.25	(1.44)	(0.08)
Total from investment activities	0.44	(1.04)	0.25
Distributions:
Net investment income	—	(0.07)	(0.18)
Return of capital	—	—	(0.15)
Total distributions	—	(0.07)	(0.33)
Net asset value, end of period	$9.08	$ 8.64	$ 9.75

Total Return:*(c)	5.09%(d)	(10.72)%	2.51%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.15%(e)	1.15%	1.25%(e)
Ratio of Net Investment Income to Average Net Assets	4.28%(e)	4.32%	3.91%(e)
Ratio of Expenses to Average Net Assets**	4.31%(e)	3.84%	53.32%(e)

Net assets, end of period (in thousands)	$ 118	$ 241	$ 10
Portfolio turnover***	152%	282%	233%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 8.64	$ 9.75	$ 9.92	$ 10.88	$ 10.00
Net investment income(b)	0.21	0.36	0.40	0.30	0.24
Realized and unrealized gains/(losses)	0.25	(1.39)	(0.17)	(0.78)	0.91
Total from investment activities	0.46	(1.03)	0.23	(0.48)	1.15
Distributions:
Net investment income	—	(0.08)	(0.24)	(0.11)	(0.27)
Realized gains	—	—	—	(0.18)	—
Return of capital	—	—	(0.16)	(0.19)	—
Total distributions	—	(0.08)	(0.40)	(0.48)	(0.27)
Net asset value, end of period	$ 9.10	$ 8.64	$ 9.75	$ 9.92	$ 10.88

Total Return:(c)	5.32%(d)	(10.67)%	2.32%	(4.70)%	11.60%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.90%(e)	0.90%	1.00%	1.00%	1.00%(e)
Ratio of Net Investment Income to Average Net Assets	4.85%(e)	3.81%	4.04%	2.79%	2.76%(e)
Ratio of Expenses to Average Net Assets*	2.08%(e)	1.14%	1.05%	1.10%	1.59%(e)

Net assets, end of period (in thousands)	$17,998	$26,588	$216,014	$185,882	$122,097
Portfolio turnover**	152%	282%	233%	203%	110%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Corporate Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.31	$10.03	$ 9.75
Net investment income(b)	0.22	0.40	0.32
Realized and unrealized gains/(losses)	0.05	(0.78)	0.29
Total from investment activities	0.27	(0.38)	0.61
Distributions:
Net investment income	(0.19)	(0.26)	(0.33)
Realized gains	—	(0.08)	—
Total distributions	(0.19)	(0.34)	(0.33)
Net asset value, end of period	$ 9.39	$ 9.31	$10.03

Total Return:*(c)	2.76%(d)	(3.99)%	6.27%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.83%(e)	1.19%(f)	1.40%(e)
Ratio of Net Investment Income to Average Net Assets	4.82%(e)	4.10%	3.86%(e)
Ratio of Expenses to Average Net Assets**	36.62%(e)	35.45%	53.53%(e)

Net assets, end of period (in thousands)	$ 11	$ 10	$ 11
Portfolio turnover***	95%	172%	180%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.825% of average daily net assets of Class A. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2015.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Corporate Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.31	$ 10.04	$ 9.68	$ 10.91	$ 10.00
Net investment income(b)	0.24	0.43	0.41	0.43	0.37
Realized and unrealized gains/(losses)	0.05	(0.80)	0.37	(0.60)	0.91
Total from investment activities	0.29	(0.37)	0.78	(0.17)	1.28
Distributions:
Net investment income	(0.20)	(0.28)	(0.41)	(0.44)	(0.37)
Realized gains	—	(0.08)	(0.01)	(0.62)	—
Total distributions	(0.20)	(0.36)	(0.42)	(1.06)	(0.37)
Net asset value, end of period	$ 9.40	$ 9.31	$ 10.04	$ 9.68	$ 10.91

Total Return:(c)	2.89%(d)	(3.77)%	8.02%	(1.98)%	13.06%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.58%(e)	0.94%(f)	1.15%	1.15%	1.15%(e)
Ratio of Net Investment Income to Average Net Assets	5.07%(e)	4.35%	4.12%	4.18%	4.24%(e)
Ratio of Expenses to Average Net Assets*	1.88%(e)	1.74%	1.78%	1.96%	3.10%(e)

Net assets, end of period (in thousands)	$18,208	$19,324	$22,639	$18,927	$17,623
Portfolio turnover**	95%	172%	180%	182%	151%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.575% of average daily net assets of Class I. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2015.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Global High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.82	$10.41	$10.41
Net investment income(b)	0.23	0.46	0.41
Realized and unrealized gains/(losses)	(0.15)	(0.44)	0.04
Total from investment activities	0.08	0.02	0.45
Distributions:
Net investment income	(0.21)	(0.26)	(0.45)
Realized gains	(0.07)	(0.35)	—
Total distributions	(0.28)	(0.61)	(0.45)
Net asset value, end of period	$ 9.62	$ 9.82	$10.41

Total Return:*(c)	0.90%(d)	0.15%	4.38%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.70%(e)	0.98%(f)	1.20%(e)
Ratio of Net Investment Income to Average Net Assets	4.75%(e)	4.53%	4.62%(e)
Ratio of Expenses to Average Net Assets**	2.15%(e)	2.38%	25.84%(e)

Net assets, end of period (in thousands)	$ 988	$ 505	$ 29
Portfolio turnover***	29%	128%	116%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.70% of average daily net assets of Class A. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2015.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Global High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.82	$ 10.42	$ 10.35	$ 10.76	$ 10.00
Net investment income(b)	0.25	0.48	0.53	0.60	0.53
Realized and unrealized gains/(losses)	(0.15)	(0.45)	0.21	(0.02)	0.76
Total from investment activities	0.10	0.03	0.74	0.58	1.29
Distributions:
Net investment income	(0.23)	(0.28)	(0.56)	(0.60)	(0.53)
Realized gains	(0.07)	(0.35)	(0.11)	(0.39)	—
Total distributions	(0.30)	(0.63)	(0.67)	(0.99)	(0.53)
Net asset value, end of period	$ 9.62	$ 9.82	$ 10.42	$ 10.35	$ 10.76

Total Return:(c)	1.05%(d)	0.28%	7.36%	5.54%	13.16%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.45%(e)	0.75%(f)	0.95%	0.95%	0.95%(e)
Ratio of Net Investment Income to Average Net Assets	5.08%(e)	4.76%	5.05%	5.64%	6.15%(e)
Ratio of Expenses to Average Net Assets*	1.37%(e)	1.33%	1.30%	1.52%	2.40%(e)

Net assets, end of period (in thousands)	$32,344	$29,662	$34,631	$29,519	$22,624
Portfolio turnover**	29%	128%	116%	117%	87%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.45% of average daily net assets of Class I. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2015.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Global Convertible Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 10.19	$ 11.13	$ 11.64	$ 10.63	$ 10.00
Net investment income/loss(b)	0.02	(0.09)	0.05	0.24	0.22
Realized and unrealized gains/losses	(0.09)	0.31	0.59	1.23	0.64
Total from investment activities	(0.07)	0.22	0.64	1.47	0.86
Distributions:
Net investment income	(0.25)	(0.13)	(0.45)	(0.24)	(0.23)
Realized gains	(0.53)	(1.03)	(0.70)	(0.22)	—
Total distributions	(0.78)	(1.16)	(1.15)	(0.46)	(0.23)
Net asset value, end of period	$ 9.34	$ 10.19	$ 11.13	$ 11.64	$ 10.63

Total Return:(c)	(0.91)%(d)	2.37%	5.75%	14.20%	8.65%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.85%(e)	0.85%	1.00%	1.00%	1.00%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.32%(e)	(0.80)%	0.41%	2.18%	2.56%(e)
Ratio of Expenses to Average Net Assets*	1.64%(e)	1.56%	1.60%	1.77%	2.89%(e)

Net assets, end of period (in thousands)	$ 19,521	$ 20,979	$ 21,193	$ 18,663	$ 16,778
Portfolio turnover**	20%	82%	139%	91%	25%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.79	$ 10.41	$ 10.26
Net investment income(b)	0.06	0.11	0.10
Realized and unrealized gains/(losses)	(0.31)	(0.42)	0.18
Total from investment activities	(0.25)	(0.31)	0.28
Distributions:
Net investment income	—	(0.02)	(0.13)
Realized gains	(0.28)	(0.29)	—
Total distributions	(0.28)	(0.31)	(0.13)
Net asset value, end of period	$ 9.26	$ 9.79	$ 10.41

Total Return:*(c)	(2.65)%(d)	(2.90)%	2.61%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.20%(e)	1.20%	1.20%(e)
Ratio of Net Investment Income to Average Net Assets	1.33%(e)	1.05%	1.16%(e)
Ratio of Expenses to Average Net Assets**	1.24%(e)	1.17%	1.35%(e)

Net assets, end of period (in thousands)	$ 3,055	$ 4,299	$ 6,365
Portfolio turnover***	61%	210%	218%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
Class C	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.73	$10.40	$10.52
Net investment income(b)	0.03	0.03	0.02
Realized and unrealized losses	(0.32)	(0.41)	(0.13)
Total from investment activities	(0.29)	(0.38)	(0.11)
Distributions:
Net investment income	—	— (c)	(0.01)
Realized gains	(0.28)	(0.29)	—
Total distributions	(0.28)	(0.29)	(0.01)
Net asset value, end of period	$ 9.16	$ 9.73	$10.40

Total Return:*(d)	(3.09)%(e)	(3.58)%	(1.16)%(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.95%(f)	1.92%	1.95%(f)
Ratio of Net Investment Income to Average Net Assets	0.67%(f)	0.33%	0.37%(f)
Ratio of Expenses to Average Net Assets**	2.26%(f)	1.90%	1.96%(f)

Net assets, end of period (in thousands)	$ 306	$4,657	$6,952
Portfolio turnover***	61%	210%	218%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from June 24, 2014 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.80	$ 10.40	$ 10.15	$ 10.00
Net investment income(b)	0.08	0.13	0.19	0.11
Realized and unrealized gains/(losses)	(0.31)	(0.41)	0.24	0.12
Total from investment activities	(0.23)	(0.28)	0.43	0.23
Distributions:
Net investment income	—	(0.03)	(0.18)	(0.02)
Realized gains	(0.28)	(0.29)	—	— (c)
Return of capital	—	—	—	(0.06)
Total distributions	(0.28)	(0.32)	(0.18)	(0.08)
Net asset value, end of period	$ 9.29	$ 9.80	$ 10.40	$ 10.15

Total Return:(d)	(2.54)%(e)	(2.54)%	4.12%	2.31%(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.95%(f)	0.95%	0.95%	0.95%(f)
Ratio of Net Investment Income to Average Net Assets	1.57%(f)	1.31%	1.83%	1.27%(f)
Ratio of Expenses to Average Net Assets*	1.02%(f)	0.96%	0.98%	0.97%(f)

Net assets, end of period (in thousands)	$333,917	$516,457	$549,816	$508,871
Portfolio turnover**	61%	210%	218%	338%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2012 (commencement of operations) to September 30, 2013.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

(Selected data for a share outstanding throughout the period indicated)

	For the Period Ended March 31, 2016	For the Period Ended September 30, 2015(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.34	$ 10.00
Net investment income(b)	0.31	0.29
Realized and unrealized losses	(0.20)	(0.93)
Total from investment activities	0.11	(0.64)
Distributions:
Net investment income	(0.04)	(0.02)
Total distributions	(0.04)	(0.02)
Net asset value, end of period	$ 9.41	$ 9.34

Total Return:(c)	1.43%(d)	(6.53)%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.25%(e)	1.25%(e)
Ratio of Net Investment Income to Average Net Assets	6.60%(e)	3.64%(e)
Ratio of Expenses to Average Net Assets*	2.30%(e)	2.49%(e)

Net assets, end of period (in thousands)	$14,206	$14,030
Portfolio turnover**	535%	693%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 9, 2014 (commencement of operations) to September 30, 2015.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Total Return Credit Fund

(Selected data for a share outstanding throughout the period indicated)

	For the Period Ended March 31, 2016	For the Period Ended September 30, 2015(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.57	$ 10.00
Net investment income(b)	0.19	0.24
Realized and unrealized losses	(0.01)	(0.54)
Total from investment activities	0.18	(0.30)
Distributions:
Net investment income	(0.12)	(0.13)
Realized gains	(0.11)	—
Total distributions	(0.23)	(0.13)
Net asset value, end of period	$ 9.52	$ 9.57

Total Return:(c)	1.86%(d)	(3.08)%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00% (e)	1.00% (e)
Ratio of Net Investment Income to Average Net Assets	3.98% (e)	2.99% (e)
Ratio of Expenses to Average Net Assets*	1.21% (e)	1.34% (e)

Net assets, end of period (in thousands)	$66,115	$63,340
Portfolio turnover**	84%	193%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 9, 2014 (commencement of operations) to September 30, 2015.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

March 31, 2016 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 22 portfolios. This report includes the following seven investment portfolios (each a “Fund” and collectively, the ”Funds“):

-	RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)
-	RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)
-	RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)
-	RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)
-	RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)
-	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (“Emerging Market Unconstrained Fixed Income Fund”)
-	RBC BlueBay Total Return Credit Fund (“Total Return Credit Fund”)

The Funds offer three share classes: Class I shares are offered by each Fund; Class A shares are offered by each Fund except Global Convertible Bond Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund and Class C shares are only offered by Absolute Return Fund. Class A shares are offered with a 4.25% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class C shares are offered with a 1.00% CDSC for redemption within 12 months of purchase. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (”RBC GAM (US)“ or ”Advisor“ or ”Co-Administrator“) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (”BlueBay“or ”Sub-Advisor“) acts as a sub-advisor for each of the Funds. BlueBay Asset Management USA LLC (”BlueBay US“) also acts as a sub-advisor for the Global High Yield Bond Fund, the Absolute Return Fund, and the Total Return Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies:

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (”FASB“) Accounting Standard Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, ”Financial Services-Investment Companies.“ Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (”NYSE“).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Option contracts traded in the over-the-counter market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance, and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

●     Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Select Bond Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$1,705,643	$—	$1,705,643
Foreign Government Bonds	—	13,086,667	—	13,086,667
Investment Company	2,516,270	—	—	2,516,270
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	13,875	—	—	13,875
Interest rate swaps	—	70,306	—	70,306
Foreign currency exchange contracts - forward contracts	—	237,773	—	237,773
Credit contracts:
Credit default swaps	—	14,584	—	14,584

Total Assets	$2,530,145	$15,114,973	$—	$17,645,118

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(12,160)	$—	$—	$(12,160)
Foreign currency exchange contracts - forward contracts	—	(265,806)	—	(265,806)
Credit contracts:
Credit default swaps		(1,768)		(1,768)

Total Liabilities	$(12,160)	$(267,574)	$—	$(279,734)

Emerging Market Corporate Bond Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$16,289,969	$—	$16,289,969
Foreign Government Bonds	—	650,142	—	650,142
Investment Company	1,364,694	—	—	1,364,694
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	4,109	—	—	4,109
Foreign currency exchange contracts - forward contracts	—	20,032	—	20,032

Total Assets	$1,368,803	$16,960,143	$—	$18,328,946

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(35,915)	$—	$(35,915)
Credit contracts:
Credit default swaps	—	(36,783)	—	(36,783)

Total Liabilities	$—	$(72,698)	$—	$(72,698)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Global High Yield Bond Fund
Assets:
Investments in Securities(a)
Bank Loans	$—	$2,591,126	$—		$2,591,126
Corporate Bonds	—	28,877,651	—	(b)	28,877,651
Common Stocks	35,285	5,555	—		40,840
Investment Company	2,090,079	—	—		2,090,079
Preferred Stock	—	51,585	—		51,585
Warrants/Rights	—	14,933	—		14,933
Other Financial Instruments*
Credit contracts:
Credit default swaps	—	12,814	—		12,814
Equity contracts:
Purchased options	8,120	—	—		8,120

Total Assets	$2,133,484	$31,553,664	$—		$33,687,148

Liabilities:
Other Financial Instruments*
Credit contracts:
Credit default swaps	$—	$(5,599)	$—		$(5,599)
Equity contracts:
Written options	(4,140)	—	—		(4,140)
Foreign currency exchange contracts - forward contracts	—	(269,246)	—		(269,246)

Total Liabilities	$(4,140)	$(274,845)	$—		$(278,985)

Global Convertible Bond Fund
Assets:
Investments in Securities(a)
Convertible Bonds	$—	$17,023,663	$—		$17,023,663
Convertible Preferred Stocks	—	89,431	—		89,431
Investment Company	748,842	—	—		748,842
Common Stock	149,105	—	—		149,105
Other Financial Instruments*
Equity contracts:
Purchased options	142,830	—	—		142,830
Foreign currency exchange contracts - forward contracts	—	1,435	—		1,435

Total Assets	$1,040,777	$17,114,529	$—		$18,155,306

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(34,143)	$—	$—		$(34,143)
Foreign currency exchange contracts - forward contracts	—	(146,492)	—		(146,492)

Total Liabilities	$(34,143)	$(146,492)	$—		$(180,635)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Absolute Return Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$41,093,423	$—	$41,093,423
Foreign Government Bonds	—	144,328,732	—	144,328,732
U.S. Treasury Obligations	—	3,127,734	—	3,127,734
Investment Company	135,126,882	—	—	135,126,882
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	180,317	—	—	180,317
Purchased options	354,047	—	—	354,047
Interest rate swaps	—	3,629	—	3,629
Credit contracts:
Credit default swaps	—	2,256,516	—	2,256,516
Equity contracts:
Purchased options	70,595	—	—	70,595
Foreign currency exchange contracts - forward contracts	—	3,425,546	—	3,425,546

Total Assets	$135,731,841	$194,235,580	$—	$329,967,421

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(1,067,271)	$—	$—	$(1,067,271)
Interest rate swaps	—	(153,085)	—	(153,085)
Total return swaps	—	(576,643)	—	(576,643)
Credit contracts:
Credit default swaps	—	(5,371,852)	—	(5,371,852)
Foreign currency exchange contracts - forward contracts	—	(10,547,832)	—	(10,547,832)

Total Liabilities	$(1,067,271)	$(16,649,412)	$—	$(17,716,683)

Emerging Market Unconstrained Fixed Income Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$2,822,104	$—	$2,822,104
Foreign Government Bonds	—	10,128,024	—	10,128,024
Investment Company	4,108,654	—	—	4,108,654
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	1,688	—	—	1,688
Interest rate swaps	—	38,098	—	38,098
Foreign Currency Exchange Contracts - Purchased options	33,632	—	—	33,632
Credit contracts:
Credit default swaps	—	423,325	—	423,325
Foreign currency exchange contracts - forward contracts	—	246,248	—	246,248

Total Assets	$4,143,974	$13,657,799	$—	$17,801,773

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Emerging Market Unconstrained Fixed Income Fund
Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(27,082)	$—	$—		$(27,082)
Credit contracts:
Credit default swaps	—	(96,787)	—		(96,787)
Foreign currency exchange contracts - forward contracts	—	(360,061)	—		(360,061)

Total Liabilities	$(27,082)	$(456,848)	$—		$(483,930)

Total Return Credit Fund
Assets:
Investments in Securities(a)
Convertible Bonds	$—	$10,622,101	$—		$10,622,101
Corporate Bonds	—	42,162,097	—	(b)	42,162,097
Foreign Government Bonds	—	7,435,177	—		7,435,177
Investment Company	5,680,020	—	—		5,680,020
Convertible Preferred Stock	—	81,385	—		81,385
Common Stock	95,197	—	—		95,197
Other Financial Instruments*
Credit contracts:
Credit default swaps	—	11,307	—		11,307
Foreign currency exchange contracts - forward contracts	—	12,945	—		12,945
Equity contracts:
Purchased options	119,733	—	—		119,733

Total Assets	$5,894,950	$60,325,012	$—		$66,219,962

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(1,914)	$—	$—		$(1,914)
Credit contracts:
Credit default swaps	—	(6,114)	—		(6,114)
Equity contracts:
Written options	(12,690)	—	—		(12,690)
Foreign currency exchange contracts - forward contracts	—	(546,673)	—		(546,673)

Total Liabilities	$(14,604)	$(552,787)	$—		$(567,391)

(a) The breakdown of the Fund’s investments by country is disclosed in the Schedules of Portfolio Investments.

(b) A Corporate Bond (Momentive Performance Materials, Inc.) in the United States section of the Schedule of Portfolio Investments has no value and is considered Level 3.

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at fair value.

During the period ended March 31, 2016, the Funds recognized no transfers to/from Level 1 or Level 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to US Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Financial Instruments:

Bank Loans:

A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower (“borrower”) by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When the Funds purchase a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

As of March 31, 2016, Global High Yield Bond Fund did not have any unfunded floating rate loan interests.

Payment-In-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended March 31, 2016, the total in-kind payments received by the Global High Yield Bond Fund with respect to PIKs constituted less than 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations. For the period ended March 31, 2016, Global High Yield Bond Fund held no PIKs.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Collateral pledged for open futures contracts is included in the cash at broker for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2016.

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund had outstanding options as of March 31, 2016.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and over-the-counter (”OTC“) options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain on the contract (as writer).

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2015	—	$ —
Options written	24	64,033
Options terminated in closing purchase transactions	(7)	(12,243)
Options exercised	—	—
Options expired	(9)	(19,800)
Contracts outstanding at March 31, 2016	8	$ 31,990
A summary of the Global Convertible Bond Fund written option transactions for the period is as follows:
	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2015	—	$ —
Options written	57	70,226
Options terminated in closing purchase transactions	(57)	(70,226)
Options exercised	—	—
Options expired	—	—
Contracts outstanding at March 31, 2016	—	$ —
A summary of the Absolute Return Fund written option transactions for the period is as follows:
	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2015	—	$ —
Options written	8,478	2,328,013
Options terminated in closing purchase transactions	(980)	(167,609)
Options exercised	—	—
Options expired	(7,498)	(2,160,404)
Contracts outstanding at March 31, 2016	—	$ —

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A summary of the Total Return Credit Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2015	—	$ —
Options written	70	126,609
Options terminated in closing purchase transactions	(38)	(50,253)
Options exercised	—	—
Options expired	(8)	(17,600)
Contracts outstanding at March 31, 2016	24	$ 58,756

Forward Foreign Currency Exchange Contracts:

The Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate, credit default and other swap agreements as of March 31, 2016.

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules of Portfolio Investments under the caption “Interest rate swaps,” “Credit default swaps” and “Total return swaps”.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fair Values of derivative instruments as of March 31, 2016 are as follows(1) :

Fair Values of Derivative Financial Instruments as of March 31, 2016
Statement of Assets and Liabilities Location
Asset Derivatives
	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Total Return Credit Fund
Credit risk:
Credit default swaps, at value	$14,584	$—	$12,814	$—	$2,256,516	$423,325	$11,307
Equity risk:
Investments, at value (call options purchased)	—	—	—	142,830	6,281	—	86,133
Investments, at value (put options purchased)	—	—	8,120	—	64,314	—	33,600
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	237,773	20,032	—	1,435	3,425,546	246,248	12,945
Investments, at value (call options purchased)	—	—	—	—	—	3,359	—
Investments, at value (put options purchased)	—	—	—	—	—	30,273	—
Interest rate risk:
Unrealized appreciation on futures contracts	13,875	4,109	—	—	180,317	1,688	—
Investments, at value (call options purchased)	—	—	—	—	354,047	—	—
Unrealized appreciation on interest rate swaps contracts	70,306	—	—	—	3,629	38,098	—

Total	$336,538	$24,141	$20,934	$144,265	$6,290,650	$742,991	$143,985

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Liability Derivatives
	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Total Return Credit Fund
Credit risk:
Credit default swaps, at value	$1,768	$36,783	$5,599	$—	$5,371,852	$96,787	$6,114
Equity risk:
Written options, at value	—	—	4,140	—	—	—	12,690
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	265,806	35,915	269,246	146,492	10,547,832	360,061	546,673
Interest rate risk:
Unrealized depreciation on futures contracts	12,160	—	—	34,143	1,067,271	27,082	1,914
Unrealized depreciation on interest rate swaps contracts	—	—	—	—	153,085	—	—
Unrealized depreciation on total return swap contracts	—	—	—	—	576,643	—	—

Total	$279,734	$72,698	$278,985	$180,635	$17,716,683	$483,930	$567,391

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2016 is as follows:

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Total Return Credit Fund
Net realized
Gain/(Loss) From:
Credit Risk:
Credit default swaps	$ 6,892	$ 4,627	$ 25,236	$ —	$(2,247,986)	$(117,735)	$ 75,131
Equity Risk:
Written options	—	—	5,636	49,109	55,364	—	(21,672)
Purchased options(2)	—	—	(15,094)	(69,585)	(417,550)	—	184
Financial futures contracts	—	—	—	—	—	—	7,831
Interest Rate Risk:
Financial futures contracts	(8,863)	20,647	10,483	(18,571)	(1,842,343)	(67,200)	11,470
Interest rate swaps	29,715	—	—	—	(5,145,964)	(58,708)	(3,513)
Total Return swaps	—	—	—	—	—	—	—
Written options	—	—	—	—	83,956	—	—
Purchased options(2)	—	(2,953)	—	—	(785,805)	—	—
Foreign currency exchange risk:
Purchased options(2)	—	—	—	—	—	(19,073)	—
Written options	—	—	—	—	—	—	54,694
Forward foreign currency exchange contracts(3)	(279,742)	44,321	259,152	9,719	12,031,794	(302,194)	(348,853)
Total	$(251,998)	$66,642	$285,413	$(29,328)	$ 1,731,466	$(564,910)	$(224,728)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Total Return Credit Fund
Net Change in
Unrealized Appreciation /(Depreciation) From:
Credit Risk:
Credit default swaps	$(10,690)	$ (2,810)	$ (2,687)	$ —	$ (679,648)	$(74,213)	$ (25,701)
Equity Risk:
Call options purchased(4)	—	(141)	—	(12,044)	359,901	(1,274)	(8,511)
Put options purchased(4)	—	—	(45,410)	—	(111,239)	—	(78,164)
Written options	—	—	27,850	—	—	—	46,066
Interest Rate Risk:
Financial futures contracts	(775)	(13,521)	—	(34,143)	589,877	(24,535)	7,690
Interest rate swaps	(8,339)	—	—	—	877,289	120,606	—
Total return swaps	—	—	—	—	(576,643)	—	—
Foreign currency exchange risk:
Put options purchased(4)	—	—	—	—	—	13,468	—
Forward foreign currency exchange contracts(5)	47,521	(70,409)	(342,395)	(189,670)	(11,211,666)	(47,332)	(727,746)
Total	$ 27,717	$(86,881)	$(362,642)	$(235,857)	$(10,752,129)	$(13,280)	$(786,366)

(1) For open derivative instruments as of March 31, 2016, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts, interest rate contracts and written options.

(2) Included in net realized gains/(losses) on investment transactions on Statement of Operations.

(3) Included in net realized gains/(losses) on foreign currency transactions on Statement of Operations.

(4) Included in net change in unrealized appreciation/(depreciation) on investments on Statement of Operations.

(5) Included in net change in unrealized appreciation/(depreciation) on foreign currency on Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the period ended March 31, 2016, the average volume of derivative activities are as follows:

	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Total Return Credit Fund
Futures short position (contracts)	34	—	—	8	736	17	11
Futures long position (contracts)	9	21	—	—	1,192	—	3
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$7,495,592	$680,834	$6,466,965	$6,248,102	$290,841,967	$12,395,544	$16,686,601
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	9,411,840	272,600	—	326,914	83,064,179	10,104,333	4,317,976
Purchased options (Cost $)	—	—	37,094	210,490	213,990	10,719	192,344
Written Options (Premium received $)	—	—	22,117	16,085	—	—	43,717
Interest rate swaps (Notional Amount in U.S. Dollars)	6,384,609	—	—	—	109,878,527	3,584,585	—
Credit default swaps (Notional Amount in U.S. Dollars)	1,246,000	700,000	393,846	—	210,078,854	7,695,000	3,022,632
Total return swaps (Notional Amount in U.S. Dollars)	—	—	—	—	21,057,848	—	—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At March 31, 2016, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows:

Emerging Market Select Bond Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$84,890	$1,768
Financial Futures Contracts	13,875	12,160
Foreign Currency Exchange Contracts	237,773	265,806

Total derivative assets and liabilities in the Statement of Assets and Liabilities	336,538	279,734

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$336,538	$279,734

Emerging Market Corporate Bond Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$—	$36,783
Financial Futures Contracts	4,109	—
Foreign Currency Exchange Contracts	20,032	35,915

Total derivative assets and liabilities in the Statement of Assets and Liabilities	24,141	72,698

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$24,141	$72,698

Global High Yield Bond Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$12,814	$5,599
Put Options Purchased	8,120	—
Put Options Written	—	4,140
Foreign Currency Exchange Contracts	—	269,246

Total derivative assets and liabilities in the Statement of Assets and Liabilities	20,934	278,985

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$20,934	$278,985

Global Convertible Bond Fund	Assets	Liabilities
Derivative Financial Instruments:
Call Options Purchased	$142,830	$—
Financial Futures Contracts	—	34,143
Foreign Currency Exchange Contracts	1,435	146,492

Total derivative assets and liabilities in the Statement of Assets and Liabilities	144,265	180,635

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$144,265	$180,635

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Absolute Return Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$2,260,145	$6,101,580
Financial Futures Contracts	180,317	1,067,271
Call Options Purchased	360,328	—
Put Options Purchased	64,314	—
Foreign Currency Exchange Contracts	3,425,546	10,547,832

Total derivative assets and liabilities in the Statement of Assets and Liabilities	6,290,650	17,716,683

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$6,290,650	$17,716,683

Emerging Market Unconstrained Fixed Income Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$461,423	$96,787
Financial Futures Contracts	1,688	27,082
Call Options Purchased	3,359	—
Put Options Purchased	30,273	—
Foreign Currency Exchange Contracts	246,248	360,061

Total derivative assets and liabilities in the Statement of Assets and Liabilities	742,991	483,930

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$742,991	$483,930

Total Return Credit Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$11,307	$6,114
Financial Futures Contracts	—	1,914
Call Options Purchased	86,133	—
Put Options Purchased	33,600	—
Put Options Written	—	12,690
Foreign Currency Exchange Contracts	12,945	546,673

Total derivative assets and liabilities in the Statement of Assets and Liabilities	143,985	567,391

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$143,985	$567,391

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following tables present the Funds’ derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Funds as of March 31, 2016:

Emerging Market Select Bond Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
BNP Paribas SA	$ 16,189	$ (33)	$ —	$ —	$ 16,156
Citibank, N.A.	237,773	(237,773)	—	—	—
Citigroup Global Markets, Inc.	16,905	(12,160)	—	—	4,745
Deutsche Bank AG	36,970	—	—	(36,970)	—
JPMorgan Chase Bank, N.A.	7,465	—	—	—	7,465
HSBC Bank plc	21,236	—	—	—	21,236
Total	$ 336,538	$(249,966)	$ —	$ (36,970)	$ 49,602

Emerging Market Corporate Bond Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
Citibank, N.A.	$ 20,032	$ (20,032)	$ —	$ —	$ —
Citigroup Global Markets, Inc.	4,109	(4,109)	—	—	—
Total	$ 24,141	$ (24,141)	$ —	$ —	$ —

Global High Yield Bond Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
Credit Suisse Group AG	$ 8,120	$ (4,140)	$ —	$ —	$ 3,980
JPMorgan Chase Bank, N.A.	4,349	(4,349)	—	—	—
Morgan Stanley & Co.	8,465	—	—	—	8,465
Total	$ 20,934	$ (8,489)	$ —	$ —	$ 12,445

Global Convertible Bond Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
Citibank, N.A.	$ 1,435	$ (1,435)	$ —	$ —	$ —
Credit Suisse Securities (USA) LLC	142,830	—	—	(142,830)	—
Total	$ 144,265	$ (1,435)	$ —	$(142,830)	$ —

Absolute Return Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
Barclays Bank Plc	$ 246,526	$ (246,526)	$ —	$ —	$ —
BNP Paribas SA	1,270,956	(1,270,956)	—	—	—
Citibank, N.A.	3,933,721	(3,933,721)	—	—	—
Credit Suisse Securities (USA) LLC	608,588	(608,588)	—	—	—
JPMorgan Chase Bank, N.A.	16,625	(16,625)	—	—	—
Morgan Stanley & Co.	214,234	(214,234)	—	—	—
Total	$6,290,650	$(6,290,650)	$ —	$ —	$ —

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Emerging Market Unconstrained Fixed Income Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
Barclays Bank Plc	$ 31,555	$ —	$ —	$ —	$ 31,555
BNP Paribas SA	396,618	—	—	(280,000)	116,618
Citibank N.A.	279,880	(279,880)	—	—	—
Citigroup Global Markets Inc.	33,250	—	—	—	33,250
Credit Suisse Securities (USA) LLC	1,688	(1,688)	—	—	—
Total	$ 742,991	$(281,568)	$ —	$(280,000)	$ 181,423

Total Return Credit Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
Citibank N.A.	$ 12,945	$ (12,945)	$ —	$ —	$ —
Credit Suisse Securities (USA) LLC	119,733	(14,604)	—	—	105,129
Morgan Stanley & Co.	7,480	—	—	—	7,480
JPMorgan Chase Bank N.A.	3,827	(3,827)	—	—	—
Total	$ 143,985	$ (31,376)	$ —	$ —	$ 112,609

1  The amount of derviatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2  Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

3  Net amount represents the net amount receivable from the counterparty in the event of default.

The following tables present the Funds’ derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Funds as of March 31, 2016:

Emerging Market Select Bond Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
Barclays Bank Plc	$ 1,735	$ —	$ —	$ —	$ 1,735
BNP Paribas SA	33	(33)	—	—	—
Citibank N.A.	265,806	(237,773)	—	—	28,033
Citigroup Global Markets Inc.	12,160	(12,160)	—	—	—
Total	$ 279,734	$(249,966)	$ —	$ —	$ 29,768

Emerging Market Corporate Bond Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
BNP Paribas SA	$ 12,817	$ —	$ —	$ —	$ 12,817
Citibank, N.A.	35,915	(20,032)	—	—	15,883
Citigroup Global Markets, Inc.	23,966	(4,109)	—	(19,857)	—
Total	$ 72,698	$ (24,141)	$ —	$ (19,857)	$ 28,700

Global High Yield Bond Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
Citibank, N.A.	$ 269,246	$ —	$ —	$ (269,246)	$ —
Credit Suisse Securities (USA) LLC	4,140	(4,140)	—	—	—
JPMorgan Chase Bank N.A.	5,599	(4,349)	—	—	1,250
Total	$ 278,985	$ (8,489)	$ —	$ (269,246)	$ 1,250

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Global Convertible Bond Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
Citigroup Global Markets, Inc.	$ 34,143	$ —	$ —	$ (34,143)	$ —
Citibank, N.A.	146,492	(1,435)	—	(145,057)	—
Total	$ 180,635	$ (1,435)	$ —	$(179,200)	$ —

Absolute Return Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
Barclays Bank Plc	$ 666,120	$ (246,526)	$ —	$ (419,594)	$ —
BNP Paribas SA	1,918,908	(1,270,956)	—	(360,000)	287,952
Citibank, N.A.	11,057,493	(3,933,721)	—	(7,123,772)	—
Credit Suisse Securities (USA) LLC	3,070,076	(608,588)	—	(2,461,488)	—
Deutsche Bank AG	84,619	—	—	(68,000)	16,619
JPMorgan Chase Bank, N.A.	297,219	(16,625)	—	(280,594)	—
Merrill Lynch International	56,907	—	—	—	56,907
Morgan Stanley & Co.	565,341	(214,234)	—	(270,000)	81,107
Total	$ 17,716,683	$(6,290,650)	$ —	$(10,983,448)	$ 442,585

Emerging Market Unconstrained Fixed Income Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
Citibank N.A.	$ 456,848	$ (279,880)	$ —	$ —	$ 176,968
Credit Suisse Securities (USA) LLC	27,082	(1,688)	—	(25,394)	—
Total	$ 483,930	$ (281,568)	$ —	$ (25,394)	$ 176,968

Total Return Credit Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
Citibank N.A.	$ 546,673	$ (12,945)	$ —	$ (310,000)	$ 223,728
Credit Suisse Securities (USA) LLC	14,604	(14,604)	—	$ —	—
JPMorgan Chase Bank N.A.	6,114	(3,827)	—	—	2,287
Total	$ 567,391	$ (31,376)	$ —	$ (310,000)	$ 226,015

1  The amount of derviatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2  Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

3  Net amount represents the net amount payable to the counterparty in the event of default.

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Offering Costs:

Upon commencement of operations, offering costs associated with the establishment of the Funds were incurred by the Funds. Offering costs are amortized and included in expenses over a 12-month period beginning with the commencement of operations and are included in the Statements of Operations.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Select Bond Fund	0.75%
Emerging Market Corporate Bond Fund	0.85%
Global High Yield Bond Fund	0.70%
Global Convertible Bond Fund	0.75%
Absolute Return Fund	0.75%
Emerging Market Unconstrained Fixed Income Fund	1.15%
Total Return Credit Fund	0.85%

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class C Annual Rate	Class I Annual Rate
Emerging Market Select Bond Fund	1.15%	N/A	0.90%
Emerging Market Corporate Bond Fund	0.825%	N/A	0.575%
Global High Yield Bond Fund	0.70%	N/A	0.45%
Global Convertible Bond Fund	N/A	N/A	0.85%
Absolute Return Fund	1.20%	1.95%	0.95%
Emerging Market Unconstrained Fixed Income Fund	N/A	N/A	1.25%
Total Return Credit Fund	N/A	N/A	1.00%

This expense limitation agreement is in place until January 31, 2017 (October 31, 2017 for Emerging Market Corporate Bond Fund and Global High Yield Bond Fund) and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/13 (Expiration Date 9/30/16)	FYE 9/30/14 (Expiration Date 9/30/17)	FYE 9/30/15 (Expiration Date 9/30/18)	FYE 9/30/16 (Expiration Date 9/30/19)	Total
Emerging Market Select Bond Fund	$169,430	$ 97,769	$307,733	$137,820	$712,752
Emerging Market Corporate Bond Fund	146,989	135,255	173,735	121,523	577,502
Global High Yield Bond Fund	162,302	118,413	195,091	143,098	618,904
Global Convertible Bond Fund	137,612	120,547	156,359	80,820	495,338
Absolute Return Fund	63,170	148,755	32,020	153,966	397,911
Emerging Market Unconstrained Fixed Income Fund	—	—	153,788	71,136	224,924
Total Return Credit Fund	—	—	156,314	79,257	235,571

Each of the Funds are sub-advised by BlueBay, and the Global High Yield Bond Fund, Absolute Return Fund and Total Return Credit Fund are also sub-advised by BlueBay US, which are wholly-owned subsidiaries of Royal Bank of Canada, which is also the parent company of the Advisor. The Sub-Advisors are paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $46,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,000 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

In conjunction with the launch of each of the Funds, the Advisor invested seed capital in each Fund to provide each Fund with its initial investment assets. The table below shows, as of March 31, 2016, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Market Corporate Bond Fund	$18,218,981	1,898,542	98.0%
Global High Yield Bond Fund	$33,332,047	2,702,051	78.0%
Global Convertible Bond Fund	$19,520,986	1,607,316	76.9%
Emerging Market Unconstrained Fixed Income Fund	$14,205,971	1,509,678	100.0%
Total Return Credit Fund	$66,115,220	4,659,437	67.1%

4. Fund Distribution:

Each of the Funds, except Global Convertible Bond Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A and C.

	Class A	Class C
12b-1 Plan Fee	0.25%*	1.00%

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A and C. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended March 31, 2016, there were no fees waived by the Distributor.

For the period ended March 31, 2016, the Distributor received commissions of $2,840 front-end sales charges of Class A shares, of the Funds, of which $416 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares or Class C shares of the Funds during the period ended March 31, 2016.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2016 were as follows:

	Purchases	Sales
Emerging Market Select Bond Fund	$28,010,877	$35,039,635
Emerging Market Corporate Bond Fund	16,362,108	15,474,051
Global High Yield Bond Fund	14,115,452	8,263,105
Global Convertible Bond Fund	3,585,632	4,698,270
Absolute Return Fund	197,965,012	417,103,427
Emerging Market Unconstrained Fixed Income Fund	59,812,080	55,721,279
Total Return Credit Fund	50,628,841	48,706,268

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Market Select Bond Fund		Emerging Market Corporate Bond Fund
	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$269,090	$2	$—
Distributions reinvested	—	223	212	358
Cost of shares redeemed	(129,499)	(15,655)	—	—

Change in Class A	$(129,499)	$253,658	$214	$358

Class I
Proceeds from shares issued	$2,365,526	$27,247,109	$162,811	$773,219
Distributions reinvested	—	1,413,597	400,353	730,658
Cost of shares redeemed	(11,849,797)	(206,528,080)	(1,844,904)	(3,281,516)

Change in Class I	$(9,484,271)	$(177,867,374)	$(1,281,740)	$(1,777,639)

Change in net assets resulting from capital transactions	$(9,613,770)	$(177,613,716)	$(1,281,526)	$(1,777,281)

SHARE TRANSACTIONS:
Class A
Issued	—	28,585	—	—
Reinvested	—	23	23	36
Redeemed	(14,951)	(1,695)	—	—

Change in Class A	(14,951)	26,913	23	36

Class I
Issued	263,058	3,001,126	17,494	78,259
Reinvested	—	145,885	43,320	74,574
Redeemed	(1,360,656)	(22,236,532)	(197,591)	(334,083)

Change in Class I	(1,097,598)	(19,089,521)	(136,777)	(181,250)

Change in shares resulting from capital transactions	(1,112,549)	(19,062,608)	(136,754)	(181,214)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Global High Yield Bond Fund		Global Convertible Bond Fund
	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$727,039	$502,039
Distributions reinvested	15,943	26,943
Cost of shares redeemed	(267,968)	(27,853)

Change in Class A	$475,014	$501,129

Class I
Proceeds from shares issued	$4,859,245	$2,152,873	$832,733	$5,627,705
Distributions reinvested	911,322	2,044,784	1,593,473	2,176,604
Cost of shares redeemed	(2,573,899)	(7,237,657)	(2,132,900)	(6,132,816)

Change in Class I	$3,196,668	$(3,040,000)	$293,306	$1,671,493

Change in net assets resulting from capital transactions	$3,671,682	$(2,538,871)	$293,306	$1,671,493

SHARE TRANSACTIONS:
Class A
Issued	77,407	48,645
Reinvested	1,657	2,709
Redeemed	(27,793)	(2,734)

Change in Class A	51,271	48,620

Class I
Issued	516,136	211,218	84,620	534,077
Reinvested	94,604	204,243	164,373	213,483
Redeemed	(267,794)	(720,457)	(218,090)	(592,562)

Change in Class I	342,946	(304,996)	30,903	154,998

Change in shares resulting from capital transactions	394,217	(256,376)	30,903	154,998

	Absolute Return Fund		Emerging Market Unconstrained Fixed Income Fund
	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Period Ended March 31, 2016	For the Period Ended September 30, 2015(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$233,742	$2,353,720
Distributions reinvested	116,485	250,430
Cost of shares redeemed	(1,380,364)	(4,311,932)

Change in Class A	$(1,030,137)	$(1,707,782)

Class C
Proceeds from shares issued	$—	$105,000
Distributions reinvested	17,172	201,288
Cost of shares redeemed	(4,364,801)	(2,190,045)

Change in Class C	$(4,347,629)	$(1,883,757)

Class I
Proceeds from shares issued	$11,890,639	$310,649,429	$—	$15,000,000
Distributions reinvested	4,145,589	4,137,251	65,805	27,000
Cost of shares redeemed	(175,584,304)	(313,794,067)	—	—

Change in Class I	$(159,548,076)	$992,613	$65,805	$15,027,000

Change in net assets resulting from capital transactions	$(164,925,842)	$(2,598,926)	$65,805	$15,027,000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Absolute Return Fund		Emerging Market Unconstrained Fixed Income Fund
	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015	For the Period Ended March 31, 2016	For the Period Ended September 30, 2015(a)
SHARE TRANSACTIONS:
Class A
Issued	24,077	227,800
Reinvested	12,172	24,939
Redeemed	(145,468)	(425,366)

Change in Class A	(109,219)	(172,627)

Class C
Issued	—	10,180
Reinvested	1,809	20,084
Redeemed	(447,125)	(220,217)

Change in Class C	(445,316)	(189,953)

Class I
Issued	1,228,668	30,625,647	—	1,500,000
Reinvested	432,282	412,226	6,934	2,744
Redeemed	(18,379,487)	(31,222,600)	—	—

Change in Class I	(16,718,537)	(184,727)	6,934	1,502,744

Change in shares resulting from capital transactions	(17,273,072)	(547,307)	6,934	1,502,744

	Total Return Credit Fund
	For the Period Ended March 31, 2016	For the Year Ended September 30, 2015(a)
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$1,582,600	$70,294,750
Distributions reinvested	1,501,943	641,270
Cost of shares redeemed	—	(5,000,500)

Change in Class I	$3,084,543	$65,935,520

Change in net assets resulting from capital transactions	$3,084,543	$65,935,520

SHARE TRANSACTIONS:
Class I
Issued	169,570	7,065,394
Reinvested	157,668	63,870
Redeemed	—	(513,397)

Change in Class I	327,238	6,615,867

Change in shares resulting from capital transactions	327,238	6,615,867

(a) For the period from December 9, 2014 (commencement of operations) to September 30, 2015.

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2012, 2013, 2014 and 2015 for all Funds, except Absolute Return Fund, which is the tax years ended September 30 of the years 2013, 2014 and 2015, and Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund which is the tax year ended September 30, 2015), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2016, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Market Select Bond Fund	$17,153,629	$591,591	$(436,640)	$154,951
Emerging Market Corporate Bond Fund	18,543,962	322,088	(561,245)	(239,157)
Global High Yield Bond Fund	34,830,793	461,462	(1,617,921)	(1,156,459)
Global Convertible Bond Fund	18,869,794	650,318	(1,366,241)	(715,923)
Absolute Return Fund	323,774,168	4,678,458	(4,351,213)	327,245
Emerging Market Unconstrained Fixed Income Fund	17,061,582	245,554	(214,722)	30,832
Total Return Credit Fund	66,799,726	1,199,015	(1,803,031)	(604,016)

The tax character of distributions during the fiscal year ended September 30, 2015 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid*
Emerging Market Select Bond Fund	$1,814,935	$—	$1,814,935	$—	$1,814,935
Emerging Market Corporate Bond Fund	772,515	—	772,515	—	772,515
Global High Yield Bond Fund	1,491,267	636,000	2,127,267	—	2,127,267
Global Convertible Bond Fund	847,131	1,581,850	2,428,981	—	2,428,981
Absolute Return Fund	14,118,395	4,588,542	18,706,937	—	18,706,937
Emerging Market Unconstrained Fixed Income Fund	27,000	—	27,000	—	27,000
Total Return Credit Return Fund	643,179	—	643,179	—	643,179

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2016.

As of September 30, 2015, the Emerging Market Corporate Bond Fund had a short-term capital loss carryforward of $632,849 and a long-term capital loss carryforward of $17,680, the Emerging Market Select Bond Fund and Emerging Market Unconstrained Fixed Income Fund had short-term capital loss carryforwards of $5,061,965 and $248,342, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Market Select Bond Fund, Absolute Return Fund and Emerging Market Unconstrained Fixed Income Fund deferred qualified late-year ordinary losses of $17,566,777, $13,297,091 and $233,378, respectively, which will be treated as arising on the first business day of the year ending September 30, 2016.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the period ended March 31, 2016, redemption fees were collected by the Global Convertible Bond Fund and the Absolute Return Fund in the amount of $10 and $1,116, respectively. There were no redemption fees collected by the other Funds. Redemption fees collected by the Funds are included in the cost of shares redeemed on the Statements of Changes in Net Assets.

9. Commitments:

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Commitments may obligate Global High Yield Bond Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of March 31, 2016, Global High Yield Bond Fund had no outstanding commitments. In connection with these commitments, Global High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10. Line of Credit:

Each Fund, except Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, is a participant in a single committed, unsecured $4,000,000 line of credit with Bank of New York Mellon, the Funds’ custodian, to be used only to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of March 28, 2017. Interest is charged on borrowings made under this line of credit at the higher of (a) the Federal Funds Effective Rate plus 1.25% per annum, and (b) the Overnight LIBOR Rate plus 1.25% per annum. A commitment fee of 0.175% per annum of the available line of credit is charged, of which each Fund, except Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, shall pay its pro rata share based on the ratio of its individual net assets to the aggregate net assets of the Funds, except Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, at the time the fee is due and payable. Accrued and unpaid commitment fees shall be payable on the last business day of each calendar quarter. Since each of the Funds, except Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $4,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2016. During the period ended March 31, 2016, the Funds did not utilize this line of credit.

11. Subsequent Events:

Fund Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A and Class I shares, except for Global Convertible Bond Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, which only offer Class I shares. The Absolute Return Fund also offers Class C shares.

Class A

This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 4.25% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class C

This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class C shares of the Funds are currently subject to a 1.00% CDSC for redemption within 12 months of purchase. Class C shares currently include a 1.00% (100 bps) annual 12b-1 service and distribution fee.

Class I

This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Expenses Paid During Period* 10/1/15-3/31/16	Annualized Expense Ratio During Period 10/1/15-3/31/16
Emerging Market Select Bond Fund	Class A	$1,000.00	$1,050.90	$5.90	1.15%
	Class I	1,000.00	1,053.20	4.62	0.90%

Emerging Market Corporate Bond Fund	Class A	1,000.00	1,027.60	4.18	0.83%
	Class I	1,000.00	1,028.90	2.92	0.58%

Global High Yield Bond Fund	Class A	1,000.00	1,009.00	3.52	0.70%
	Class I	1,000.00	1,010.50	2.26	0.45%

Global Convertible Bond Fund	Class I	1,000.00	990.90	4.23	0.85%

Absolute Return Fund	Class A	1,000.00	973.50	5.92	1.20%
	Class C	1,000.00	969.10	9.60	1.95%
	Class I	1,000.00	974.60	4.69	0.95%

Emerging Market Unconstrained Fixed Income Fund	Class I	1,000.00	1,014.30	6.29	1.25%

Total Return Credit Fund	Class I	1,000.00	1,018.60	5.05	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Expenses Paid During Period* 10/1/15-3/31/16	Annualized Expense Ratio During Period 10/1/15-3/31/16
Emerging Market Select Bond Fund	Class A	$1,000.00	$1,019.25	$5.81	1.15%
	Class I	1,000.00	1,020.50	4.55	0.90%

Emerging Market Corporate Bond Fund	Class A	1,000.00	1,020.88	4.17	0.83%
	Class I	1,000.00	1,022.13	2.91	0.58%

Global High Yield Bond Fund	Class A	1,000.00	1,021.50	3.54	0.70%
	Class I	1,000.00	1,022.75	2.28	0.45%

Global Convertible Bond Fund	Class I	1,000.00	1,020.75	4.29	0.85%

Absolute Return Fund	Class A	1,000.00	1,019.00	6.06	1.20%
	Class C	1,000.00	1,015.25	9.82	1.95%
	Class I	1,000.00	1,020.25	4.80	0.95%

Emerging Market Unconstrained Fixed Income Fund	Class I	1,000.00	1,018.75	6.31	1.25%

Total Return Credit Fund	Class I	1,000.00	1,020.00	5.05	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

This Page Intentionally Left Blank

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2016.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-BB SAR 03-16

	RBC Funds
About Your
Semi Annual Report	This semi annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various Russell equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Funds’ prospectus for further detail as to your Funds’ investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of
Contents
	Portfolio Managers	1
	Performance Summary	3
	RBC SMID Cap Growth Fund	8
	RBC Enterprise Fund	9
	RBC Small Cap Core Fund	10
	RBC Microcap Value Fund	11
	RBC Mid Cap Value Fund	12
	RBC Small Cap Value Fund	13
	Schedules of Portfolio Investments	14
	Financial Statements
	- Statements of Assets and Liabilities	41
	- Statements of Operations	43
	- Statements of Changes in Net Assets	44
	Financial Highlights	50
	Notes to Financial Statements	62
	Share Class Information	73
	Supplemental Information	74

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions.

Lance F. James	Lance F. James
Managing Director, Senior Portfolio Manager

Lance James is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, and RBC Small Cap Value Fund. He is also co-manager of RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

George Prince	George Prince
Vice President, Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also provides research support for the RBC Small Cap Core Fund. He joined RBC GAM (US) in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 12 years of investment industry experience. He received a BA from Yale University.

Kenneth A. Tyszko, CPA, CFA	Kenneth A. Tyszko, CPA, CFA
Managing Director, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund, and is responsible for Small Cap Growth and SMID Cap Growth research and portfolio management at RBC GAM (US). Ken has been in the investment industry since 1984 and has been managing small cap growth and SMID cap growth portfolios since 1988. He joined RBC GAM (US) in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management, ABN AMRO Asset Management (USA) Inc., ABN AMRO Incorporated, and Sears Investment Management Company. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken earned a BS in Accountancy from the University of Illinois. He is a CFA charterholder. Ken is a member of the Illinois CPA Society, the CFA Society of Chicago, and the CFA Institute. He has been a guest on Bloomberg Television, Bloomberg Radio, CNBC, and WebFN.

1

PORTFOLIO MANAGERS

Stephen E. Kylander	Stephen E. Kylander
Vice President, Senior Portfolio Manager

Steve Kylander is responsible for portfolio management of the RBC Mid Cap Value Fund and RBC Small Cap Value Fund. Prior to joining RBC GAM (US) in 2006, he was a portfolio manager and research analyst for Babson Capital Management. Steve’s previous experience also includes strategy consulting, mergers and acquisitions work and investment banking for L.E.K. Consulting, The Yarmouth Group, and First Boston Corporation. He began working in the investment industry in 1986. Steve earned a BA from Dartmouth College and an MBA from Harvard Business School.

2

PERFORMANCE SUMMARY (UNAUDITED)

Average Annual Total Returns as of March 31, 2016 (Unaudited)

RBC SMID Cap Growth Fund (a)

	1 Year	3 Year	5 Year	10 Year	Since Inception(b)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A
- Including Maximum Sales Charge of 5.75%	-7.24%	6.11%	7.64%	4.99%	10.45%
- At Net Asset Value	-1.56%	8.23%	8.92%	5.62%	10.71%	1.10%	1.45%

Class I	-1.24%	8.51%	9.20%	5.89%	11.04%	0.85%	1.07%

Russell 2500
Growth Index*	-9.57%	9.25%	8.77%	7.00%	9.91%
RBC Enterprise Fund (c)
	1 Year	3 Year	5 Year	10 Year	Since Inception(d)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (f)
- Including Maximum Sales Charge of 5.75%	-20.38%	-1.03%	4.37%	2.30%	9.64%
- At Net Asset Value	-15.53%	0.94%	5.61%	2.90%	9.84%	1.33%	1.85%

Class I (f)	-15.33%	1.20%	5.86%	3.15%	10.11%	1.08%	1.21%

Russell 2000 Index*	-9.76%	6.84%	7.20%	5.26%	8.97%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

3

PERFORMANCE SUMMARY (UNAUDITED)

RBC Small Cap Core Fund (g)

	1 Year	3 Year	5 Year	10 Year	Since Inception(h)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (l)
- Including Maximum Sales Charge of 5.75%	-16.00%	3.60%	5.76%	5.21%	9.62%
- At Net Asset Value	-10.88%	5.66%	7.02%	5.83%	9.88%	1.15%	1.34%

Class I (l)	-10.64%	5.93%	7.29%	6.13%	10.17%	0.90%	1.13%

Russell 2000
Index*	-9.76%	6.84%	7.20%	5.26%	9.34%
RBC Microcap Value Fund (i)
	1 Year	3 Year	5 Year	10 Year	Since Inception(j)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (e)
- Including Maximum Sales Charge of 5.75%	-15.38%	5.75%	8.07%	4.01%	8.74%
- At Net Asset Value	-10.22%	7.86%	9.35%	4.63%	8.97%	1.32%	1.69%

Class I (e)	-9.99%	8.14%	9.63%	4.89%	9.24%	1.07%	1.22%

Russell 2000
Value Index*	-7.72%	5.73%	6.67%	4.42%	9.58%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

4

PERFORMANCE SUMMARY (UNAUDITED)

RBC Mid Cap Value Fund

	1 Year	3 Year	5 Year	Since Inception(k)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A
- Including Maximum Sales Charge of 5.75%	-13.40%	8.05%	8.08%	11.80%
- At Net Asset Value	-8.11%	10.19%	9.37%	12.86%	0.80%(3)	53.73%(3)

Class I
- At Net Asset Value	-7.97%	10.25%	9.40%	12.89%	0.84%	3.28%

Russell Midcap
Value Index*	-3.39%	9.88%	10.52%	13.52%

RBC Small Cap Value Fund
	1 Year	3 Year	5 Year	Since Inception(m)	Net Expense Ratio(2)(4)	Gross Expense Ratio(2)(4)
Class I
- At Net Asset Value	-1.50%	N/A	N/A	2.51%	1.00%(3)	3.50%(3)

Russell 2000
Value Index*	-7.72%	N/A	N/A	-2.90%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect the most recent fiscal year or period ended September 30, 2015 except for Mid Cap Value Fund Class A, which is for the period from October 26, 2015 (commencement of operations) to March 31, 2016.

(2) The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2017 (October 31, 2017 for RBC Mid Cap Value Fund). For RBC Mid Cap Value Fund, effective August 3, 2015, the annual rate under the expense limitation agreement is 0.55% for Class I. Prior to August 3, 2015, the annual rate was 0.90% for Class I. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2015.

(3) Annualized.

(4) For the period from December 3, 2014 (commencement of operations) to September 30, 2015.

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(a)	The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM (US) (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the

5

PERFORMANCE SUMMARY (UNAUDITED)

1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(b)	The since inception date (commencement of operations) of the Fund is December 31, 1990.

(c)	The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(d)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

(e)	Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

(f)	Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

(g)	The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(h)	The since inception date (commencement of operations) of the Fund is August 5, 1991. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(i)	The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(j)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(k)	The since inception date (commencement of operations) of the Fund is December 31, 2009 for Class I shares and October 26, 2015 for Class A shares. The performance in the table for the Class A shares prior to October 26, 2015 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from December 31, 2009.

(l)	Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

(m)	The since inception date (commencement of operations) of the Fund is December 3, 2014. The performance of the index since inception of the Fund is calculated from December 3, 2014.

The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index is an unmanaged index that measures the performance of approximately 2,000 of the smallest securities in the Russell 3000 Index based on a combination of their market cap and current index membership.

6

PERFORMANCE SUMMARY (UNAUDITED)

The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

The Russell Microcap Index is an unmanaged index that measures the performance of 1000 of the smallest securities in the Russell 2000 Index based on a combination of their market cap and current index membership.

7

	FUND STATISTICS (UNAUDITED)
	RBC SMID Cap Growth Fund
Investment Objective	Long-term capital appreciation.
Benchmark	Russell 2500 Growth Index
Asset Allocation (as of 3/31/16) (% of fund’s investments) & Top Five Industries (as of 3/31/16) (% of fund’s net assets)

Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)	Tractor Supply Co.	2.70%	LKQ Corp.	1.93%
	Henry Schein, Inc.	2.60%	IDEXX Laboratories, Inc.	1.83%
	Global Payments, Inc.	2.55%	Airgas, Inc.	1.81%
	Ultimate Software Group, Inc. (The)	2.23%	Mettler-Toledo International, Inc.	1.73%
	Cantel Medical Corp.	1.98%	Core-Mark Holding Co., Inc.	1.68%
	*A listing of all portfolio holdings can be found beginning on page 14.
Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $250,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

8

FUND STATISTICS (UNAUDITED)
RBC Enterprise Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Index				Benchmark
				Asset Allocation (as of 3/31/16) (% of fund’s investments) & Top Five Industries (as of 3/31/16) (% of fund’s net assets)
Universal Electronics, Inc.	4.55%	Interactive Intelligence Group, Inc.	2.19%	Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)
AZZ, Inc.	3.83%	Grand Canyon Education, Inc.	2.15%
Compass Diversified Holdings	3.44%	Columbus McKinnon Corp.	2.11%
US Physical Therapy, Inc.	3.34%	Tyler Technologies, Inc.	2.05%
Patrick Industries, Inc.	3.28%
Unitil Corp.	2.37%
*A listing of all portfolio holdings can be found beginning on page 17.
				Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $250,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

9

	FUND STATISTICS (UNAUDITED)
	RBC Small Cap Core Fund
Investment Objective Benchmark	Long-term growth of capital and income.
	Russell 2000 Index
Asset Allocation (as of 3/31/16) (% of fund’s investments) & Top Five Industries (as of 3/31/16) (% of fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)	Universal Electronics, Inc.	4.49%	Synaptics, Inc.	2.73%
	Patrick Industries, Inc.	3.53%	AMERISAFE, Inc.	2.66%
	Compass Diversified Holdings	3.42%	Synchronoss Technologies, Inc.	2.44%
	West Pharmaceutical Services, Inc.	3.10%	Astronics Corp.	2.41%
	AZZ, Inc.	2.95%	ACCO Brands Corp.	2.17%
	*A listing of all portfolio holdings can be found beginning on page 21.
Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $250,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

10

FUND STATISTICS (UNAUDITED)
RBC Microcap Value Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Value Index				Benchmark
				Asset Allocation (as of 3/31/16) (% of fund’s investments) & Top Five Industries (as of 3/31/16) (% of fund’s net assets)
PAM Transportation Services, Inc.	1.02%	REX American Resources Corp.	0.85%	Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)
Superior Uniform Group, Inc.	0.95%	Federated National Holding Co.	0.84%
Lydall, Inc.	0.93%	Omega Protein Corp.	0.83%
Chesapeake Utilities Corp.	0.89%	PC Connection, Inc.	0.82%
Alere, Inc.	0.87%	MutualFirst Financial, Inc.	0.80%
*A listing of all portfolio holdings can be found beginning on page 24.
				Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $250,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

11

	FUND STATISTICS (UNAUDITED)
	RBC Mid Cap Value Fund
Investment Objective	Long-term capital appreciation.
Benchmark	Russell Midcap Value Index
Asset Allocation (as of 3/31/16) (% of fund’s investments) & Top Five Industries (as of 3/31/16) (% of fund’s net assets)

Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)	LAM Research Corp.	4.76%	Lincoln National Corp.	3.31%
	Skyworks Solutions, Inc.	4.36%	Brunswick Corp.	2.72%
	AmTrust Financial Services, Inc.	4.21%	Pioneer Natural Resources Co.	2.27%
	Centene Corp.	4.16%	WestRock Co.	2.19%
	National General Holdings Corp.	3.78%	Toll Brothers, Inc.	2.17%
	*A listing of all portfolio holdings can be found beginning on page 35.
Growth of $250,000 Initial Investment Since Inception (12/31/09)

The graph reflects an initial investment of $250,000 over the period from December 31, 2009 to March 31, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

12

FUND STATISTICS (UNAUDITED)
RBC Small Cap Value Fund
Long-term capital appreciation.				Investment Objective
Russell 2000 Value Index				Benchmark
				Asset Allocation (as of 3/31/16) (% of fund’s investments) & Top Five Industries (as of 3/31/16) (% of fund’s net assets)
Compass Diversified Holdings	3.55%	ACCO Brands Corp.	2.11%	Top Ten Holdings (excluding investment companies) (as of 3/31/16) (% of fund’s net assets)
Laclede Group, Inc. (The)	3.01%	American Financial Group, Inc.	2.01%
NorthWestern Corp.	2.50%	AmTrust Financial Services, Inc.	2.00%
Portland General Electric Co.	2.37%	Koppers Holdings, Inc.	1.96%
Reinsurance Group of America, Inc.	2.12%	GSI Group, Inc.	1.86%
*A listing of all portfolio holdings can be found beginning on page 38.
				Growth of $250,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial investment of $250,000 over the period from December 3, 2014 to March 31, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 97.59%
Consumer Discretionary — 13.08%
13,920	Core-Mark Holding Co., Inc.	$1,135,315
15,240	Dorman Products, Inc.*	829,361
23,640	DSW, Inc., Class A	653,410
14,400	Gentherm, Inc.*	598,896
40,750	LKQ Corp.*	1,301,147
15,750	Monro Muffler Brake, Inc.	1,125,653
4,210	Panera Bread Co., Class A*	862,334
20,130	Tractor Supply Co.	1,820,960
16,040	Vitamin Shoppe, Inc.*	496,598

		8,823,674

Consumer Staples — 6.68%
8,670	Casey’s General Stores, Inc.	982,484
12,270	Church & Dwight Co., Inc.	1,131,048
9,330	PriceSmart, Inc.	789,131
9,670	TreeHouse Foods, Inc.*	838,873
18,980	United Natural Foods, Inc.*	764,894

		4,506,430

Energy — 0.75%
15,210	Oceaneering International, Inc.	505,580

Financials — 10.95%
4,580	Affiliated Managers Group, Inc.*	743,792
20,710	Eagle Bancorp, Inc.*	994,080
17,390	Eaton Vance Corp.	582,913
20,290	First Cash Financial Services, Inc.	934,557
17,510	PRA Group, Inc.*	514,619
20,680	Raymond James Financial, Inc.	984,575
14,830	RLI Corp.	991,534
6,900	Signature Bank*	939,228
5,930	Willis Towers Watson Plc	703,654

		7,388,952

Health Care — 25.13%
8,660	Abiomed, Inc.*	821,054
26,100	Aceto Corp.	614,916
6,330	Bio-Techne Corp.	598,312
18,760	Cantel Medical Corp.	1,338,714
13,610	Cepheid, Inc.*	454,029
11,440	Charles River Laboratories International, Inc.*	868,754
15,830	Greatbatch, Inc.*	564,181
10,160	Henry Schein, Inc.*	1,753,921
15,750	IDEXX Laboratories, Inc.*	1,233,540
13,420	Integra LifeSciences Holdings Corp.*	903,971
7,060	Laboratory Corp. of America Holdings*	826,938

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

16,600	Medidata Solutions, Inc.*	$642,586
3,390	Mettler-Toledo International, Inc.*	1,168,736
15,920	NuVasive, Inc.*	774,508
1	Nuvectra Corp.*	4
14,250	PAREXEL International Corp.*	893,903
8,880	STERIS Plc	630,924
9,230	Varian Medical Systems, Inc.*	738,584
8,240	Waters Corp.*	1,087,021
15,010	West Pharmaceutical Services, Inc.	1,040,493

		16,955,089

Industrials — 14.36%
15,040	Clean Harbors, Inc.*	742,074
22,910	Copart, Inc.*	934,041
10,960	Flowserve Corp.	486,733
6,080	Huron Consulting Group, Inc.*	353,795
9,880	Landstar System, Inc.	638,347
7,860	Middleby Corp. (The)*	839,212
10,070	MSC Industrial Direct Co., Inc., Class A	768,442
9,790	Proto Labs, Inc.*	754,711
8,240	Stericycle, Inc.*	1,039,806
8,140	Teledyne Technologies, Inc.*	717,460
10,160	WageWorks, Inc.*	514,198
13,820	Waste Connections, Inc.	892,634
19,450	Woodward, Inc.	1,011,789

		9,693,242

Information Technology — 20.18%
9,080	ANSYS, Inc.*	812,297
18,760	Bottomline Technologies (DE), Inc.*	571,992
21,040	Cardtronics, Inc.*	757,230
5,850	F5 Networks, Inc.*	619,223
26,380	Global Payments, Inc.	1,722,614
11,820	Guidewire Software, Inc.*	643,954
11,810	Jack Henry & Associates, Inc.	998,772
7,310	Mercadolibre, Inc.	861,483
18,020	Microchip Technology, Inc.	868,564
17,670	National Instruments Corp.	532,044
14,470	Open Text Corp.	749,546
11,980	SPS Commerce, Inc.*	514,421
21,920	Synopsys, Inc.*	1,061,805
7,780	Ultimate Software Group, Inc. (The)*	1,505,430
8,800	WEX, Inc.*	733,568

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

9,600	Zebra Technologies Corp., Class A*	$662,400

		13,615,343

Materials — 6.46%
8,610	Airgas, Inc.	1,219,520
12,630	AptarGroup, Inc.	990,318
16,620	Balchem Corp.	1,030,772
13,050	HB Fuller Co.	553,973
8,140	Reliance Steel & Aluminum Co.	563,206

		4,357,789

Total Common Stocks		65,846,099

(Cost $44,992,044)
Investment Company — 2.21%
1,493,395	JPMorgan Prime Money Market Fund, Institutional Class	1,493,395

Total Investment Company		1,493,395

(Cost $1,493,395)

Total Investments		$67,339,494
(Cost $46,485,439)(a) — 99.80%

Other assets in excess of liabilities — 0.20%		137,343

NET ASSETS — 100.00%		$67,476,837

*	Non-income producing security.
(a)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See Notes to Financial Statements.

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 96.85%
Consumer Discretionary — 24.47%
52,203	Bridgepoint Education, Inc.*	$526,206
37,900	Carmike Cinemas, Inc.*	1,138,516
80,708	Delta Apparel, Inc.*	1,544,751
42,200	Destination Maternity Corp.	288,648
297,870	Destination XL Group, Inc.*	1,539,988
50,440	Grand Canyon Education, Inc.*	2,155,806
86,380	Kona Grill, Inc.*	1,118,621
104,830	Libbey, Inc.	1,949,838
68,394	Malibu Boats, Inc., Class A*	1,121,662
84,170	Papa Murphy’s Holdings, Inc.*	1,005,831
76,500	Performance Sports Group Ltd.*	243,270
17,700	Red Robin Gourmet Burgers, Inc.*	1,141,119
109,957	Salem Media Group, Inc.	633,352
69,336	Smith & Wesson Holding Corp.*	1,845,724
41,532	Superior Uniform Group, Inc.	740,100
207,100	Tandy Leather Factory, Inc.*	1,439,345
73,410	Universal Electronics, Inc.*	4,550,686
165,562	ZAGG, Inc.*	1,491,714

		24,475,177

Consumer Staples — 1.69%
24,430	John B Sanfilippo & Son, Inc.	1,687,869

Energy — 4.23%
174,140	Callon Petroleum Co.*	1,541,139
51,840	Gulfport Energy Corp.*	1,469,146
98,010	Ring Energy, Inc.*	494,951
93,920	Synergy Resources Corp.*	729,758

		4,234,994

Financials — 15.04%
75,470	Atlas Financial Holdings, Inc.*	1,369,026
44,200	Boston Private Financial Holdings, Inc.	506,090
103,959	CoBiz Financial, Inc.	1,228,795
219,831	Compass Diversified Holdings	3,440,355
28,480	First Bancorp/Southern Pines, NC	536,848
17,600	German American Bancorp, Inc.	566,720
88,453	Gramercy Property Trust, REIT	747,428
34,573	Heritage Financial Corp.	607,448
27,930	LaSalle Hotel Properties REIT	706,908
30,106	Mercantile Bank Corp.	674,977
3,200	National Interstate Corp.	95,744
68,724	Northrim BanCorp, Inc.	1,643,191
57,820	Pacific Premier Bancorp, Inc.*	1,235,613

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

27,640	Preferred Bank/Los Angeles, CA	$836,110
42,710	State Bank Financial Corp.	843,950

		15,039,203

Health Care — 5.88%
127,899	BioScrip, Inc.*	273,704
63,580	Exactech, Inc.*	1,288,131
217,308	Streamline Health Solutions, Inc.*	306,404
36,900	SurModics, Inc.*	679,329
67,130	US Physical Therapy, Inc.	3,338,375

		5,885,943

Industrials — 24.71%
30,990	Air Transport Services Group, Inc.*	476,626
67,620	AZZ, Inc.	3,827,292
134,015	Columbus McKinnon Corp.	2,112,076
49,700	Ducommun, Inc.*	757,925
89,010	Ennis, Inc.	1,740,145
44,510	GP Strategies Corp.*	1,219,574
53,300	Greenbrier Cos., Inc. (The)	1,473,212
311,300	Hudson Technologies, Inc.*	1,021,064
31,930	Lydall, Inc.*	1,038,364
32,300	Marten Transport Ltd.	604,656
85,830	NN, Inc.	1,174,154
14,560	NV5 Global, Inc.*	390,645
18,905	Old Dominion Freight Line, Inc.*	1,316,166
72,389	Patrick Industries, Inc.*	3,285,737
129,530	PGT, Inc.*	1,274,575
316,438	Radiant Logistics, Inc.*	1,129,684
70,460	Sparton Corp.*	1,267,575
18,360	Sun Hydraulics Corp.	609,368

		24,718,838

Information Technology — 12.63%
11,692	Aspen Technology, Inc.*	422,432
17,420	comScore, Inc.*	523,297
310,100	CYREN Ltd.*	524,069
143,861	Glu Mobile, Inc.*	405,688
117,470	GSI Group, Inc.*	1,663,375
60,120	Interactive Intelligence Group, Inc.*	2,189,570
58,590	KEYW Holding Corp. (The)*	389,038
143,830	Sapiens International Corp.	1,723,083
60,020	Tangoe, Inc.*	473,558
66,892	TESSCO Technologies, Inc.	1,113,752
15,930	Tyler Technologies, Inc.*	2,048,757
47,065	Vishay Precision Group, Inc.*	659,381
143,922	Xplore Technologies Corp.*	502,288

		12,638,288

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

Materials — 5.82%
22,116	Intertape Polymer Group, Inc.	$315,595
48,960	Koppers Holdings, Inc.*	1,100,131
88,330	Landec Corp.*	927,465
234,900	OMNOVA Solutions, Inc.*	1,306,044
132,610	Real Industry, Inc.*	1,153,707
99,588	Universal Stainless & Alloy Products, Inc.*	1,014,802

		5,817,744

Telecommunication Services — 0.01%
76,847	Towerstream Corp.*	9,229

Utilities — 2.37%
55,800	Unitil Corp.	2,370,942

Total Common Stocks		96,878,227

(Cost $71,373,439)
Rights/Warrants — 0.44%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19*(a)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*	230,255
6,203	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	206,436

Total Rights/Warrants		436,691

(Cost $0)
Exchange Traded Funds — 0.38%
10,100	SPDR S&P Regional Banking	380,164

Total Exchange Traded Funds		380,164

(Cost $200,669)
Investment Company — 2.80%
2,798,880	JPMorgan Prime Money Market Fund, Institutional Class	2,798,880

Total Investment Company		2,798,880

(Cost $2,798,880)

Total Investments		$100,493,962
(Cost $74,372,988)(b) — 100.47%
Liabilities in excess of other assets — (0.47)%		(466,420)

NET ASSETS — 100.00%		$100,027,542

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2016 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 97.04%
Consumer Discretionary — 21.91%
36,272	Carriage Services, Inc.	$783,838
10,660	Cavco Industries, Inc.*	996,284
18,740	Core-Mark Holding Co., Inc.	1,528,434
71,800	Destination Maternity Corp.	491,112
586,000	Destination XL Group, Inc.*	3,029,620
70,230	Drew Industries, Inc.	4,527,026
173,300	Fox Factory Holding Corp.*	2,739,873
109,710	Grand Canyon Education, Inc.*	4,689,005
37,760	Helen of Troy Ltd.*	3,915,334
104,780	Kona Grill, Inc.*	1,356,901
218,316	Libbey, Inc.	4,060,678
133,767	Malibu Boats, Inc., Class A*	2,193,779
148,820	Performance Sports Group Ltd.*	473,248
96,950	Pier 1 Imports, Inc.	679,620
152,252	Smith & Wesson Holding Corp.*	4,052,948
54,092	Steven Madden Ltd.*	2,003,568
167,523	Universal Electronics, Inc.*	10,384,751
305,893	ZAGG, Inc.*	2,756,096

		50,662,115

Energy — 3.36%
91,190	Gulfport Energy Corp.*	2,584,325
307,500	Ring Energy, Inc.*	1,552,875
75,070	RSP Permian, Inc.*	2,180,033
187,130	Synergy Resources Corp.*	1,454,000

		7,771,233

Financials — 19.34%
117,300	AMERISAFE, Inc.	6,162,942
180,110	AmTrust Financial Services, Inc.	4,661,247
10,480	BancFirst Corp.	597,674
95,560	Chemical Financial Corp.	3,410,536
38,410	Community Bank System, Inc.	1,467,646
505,154	Compass Diversified Holdings	7,905,660
98,990	EverBank Financial Corp.	1,493,759
103,392	Gramercy Property Trust, REIT	873,662
65,969	Hanmi Financial Corp.	1,452,637
36,280	LaSalle Hotel Properties REIT	918,247
204,960	National General Holdings Corp.	4,425,086
52,780	Pacific Premier Bancorp, Inc.*	1,127,909
35,480	Pinnacle Financial Partners, Inc.	1,740,649
43,800	ProAssurance Corp.	2,216,280
122,300	Safeguard Scientifics, Inc.*	1,620,475
71,210	Texas Capital Bancshares, Inc.*	2,733,040
103,920	United Community Banks, Inc.	1,919,402

		44,726,851

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

Health Care — 7.43%
97,610	Air Methods Corp.*	$3,535,434
250,988	BioScrip, Inc.*	537,114
45,340	Masimo Corp.*	1,897,026
81,460	US Physical Therapy, Inc.	4,051,006
103,400	West Pharmaceutical Services, Inc.	7,167,688

		17,188,268

Industrials — 25.24%
557,830	ACCO Brands Corp.*	5,009,313
146,214	Astronics Corp.*	5,578,064
120,452	AZZ, Inc.	6,817,583
248,910	Columbus McKinnon Corp.	3,922,822
112,230	Ducommun, Inc.*	1,711,508
89,760	EnerSys, Inc.	5,001,427
63,318	GP Strategies Corp.*	1,734,913
145,420	Greenbrier Cos., Inc. (The)	4,019,409
126,293	Insteel Industries, Inc.	3,860,777
172,010	Interface, Inc.	3,189,065
221,270	NN, Inc.	3,026,974
43,700	Old Dominion Freight Line, Inc.*	3,042,394
179,691	Patrick Industries, Inc.*	8,156,174
24,500	Spirit Airlines, Inc.*	1,175,510
26,650	Wabtec Corp.	2,113,079

		58,359,012

Information Technology — 13.84%
106,430	Interactive Intelligence Group, Inc.*	3,876,181
77,340	InterDigital, Inc.	4,303,971
256,210	Mitel Networks Corp.*	2,095,798
79,320	Synaptics, Inc.*	6,324,977
174,230	Synchronoss Technologies, Inc.*	5,634,598
85,960	Take-Two Interactive Software, Inc.*	3,238,113
97,400	TESSCO Technologies, Inc.	1,621,710
38,240	Tyler Technologies, Inc.*	4,918,046

		32,013,394

Materials — 4.70%
118,000	Ferro Corp.*	1,400,660
112,801	FutureFuel Corp.	1,329,924
113,686	Koppers Holdings, Inc.*	2,554,524
103,570	Landec Corp.*	1,087,485
365,450	OMNOVA Solutions, Inc.*	2,031,902
81,200	PH Glatfelter Co.	1,683,276
77,091	Universal Stainless & Alloy Products, Inc.*	785,557

		10,873,328

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

Utilities — 1.22%
41,700	Laclede Group, Inc. (The)	$2,825,175

Total Common Stocks		224,419,376

(Cost $189,160,514)
Exchange Traded Funds — 0.10%
2,140	iShares Russell 2000 Index Fund	236,727

Total Exchange Traded Funds		236,727

(Cost $179,612)
Investment Company — 2.91%
6,720,610	JPMorgan Prime Money Market Fund, Institutional Class	6,720,610

Total Investment Company		6,720,610

(Cost $6,720,610)

Total Investments		$231,376,713
(Cost $196,060,736)(a) — 100.05%

Liabilities in excess of other assets — (0.05)%		(116,702)

NET ASSETS — 100.00%		$231,260,011

*	Non-income producing security.
(a)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See Notes to Financial Statements.

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 92.45%
Consumer Discretionary — 20.48%
25,100	AH Belo Corp., Class A	$120,731
3,725	Ambassadors International, Inc.*	11
600	Ambow Education Holding Ltd. ADR*(a)	2,460
11,800	AMC Entertainment Holdings, Inc., Class A	330,282
11,900	America’s Car-Mart, Inc.*	297,500
21,300	Anemostat Door Products*(a)(b)(c)	0
21,300	Anemostat, Inc.*(a)(b)(c)	0
6,400	Arctic Cat, Inc.	107,520
23,000	Beazer Homes USA, Inc.*	200,560
3	Biglari Holdings, Inc.*	1,115
13,427	Bowl America, Inc., Class A	187,978
27,800	Bridgepoint Education, Inc.*	280,224
36,600	Build-A-Bear Workshop, Inc.*	475,434
6,700	Caleres, Inc.	189,543
51,600	Carriage Services, Inc.	1,115,076
23,600	Century Communities, Inc.*	402,852
45,000	Container Store Group, Inc. (The)*	264,150
8,800	Core-Mark Holding Co., Inc.	717,728
37,400	CSS Industries, Inc.	1,044,582
14,130	Culp, Inc.	370,489
30,200	Delta Apparel, Inc.*	578,028
24,243	E.W. Scripps Co. (The), Class A*	377,948
41,800	Entercom Communications Corp., Class A*	442,244
35,000	Eros International Plc*	402,850
22,400	Flexsteel Industries, Inc.	978,432
18,000	Fred’s, Inc., Class A	268,380
44,800	Harte-Hanks, Inc.	113,344
22,940	Haverty Furniture Cos., Inc.	485,410
5,900	Helen of Troy Ltd.*	611,771
22,400	hhgregg, Inc.*	47,264
27,100	Hooker Furniture Corp.	890,235
10,500	JAKKS Pacific, Inc.*	78,120
20,500	Johnson Outdoors, Inc., Class A	455,510
19,190	Journal Media Group, Inc.	229,512
35,900	K12, Inc.*	355,051
23,500	Kid Brands, Inc.*	26
47,910	Lakeland Industries, Inc.*	587,856
95,270	Lazare Kaplan International, Inc.*(a)(b)(c)	0
7,900	La-Z-Boy, Inc.	211,246
25,400	LeapFrog Enterprises, Inc.*	25,273
28,300	Lifetime Brands, Inc.	426,481
42,500	Luby’s, Inc.*	206,125
15,600	M/I Homes, Inc.*	290,940
51,500	Marcus Corp. (The)	975,925
38,690	MarineMax, Inc.*	753,294
7,500	McRae Industries, Inc., Class A	202,425

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

11,600	Media General, Inc.*	$189,196
21,300	Mestek, Inc.*	380,205
17,400	Modine Manufacturing Co.*	191,574
22,300	Movado Group, Inc.	613,919
4,700	NACCO Industries, Inc., Class A	269,827
15,700	Nautilus, Inc.*	303,324
10,300	Nobility Homes, Inc.*	142,655
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
8,450	Perry Ellis International, Inc.*	155,565
119,400	Point.360*	62,685
51,900	Red Lion Hotels Corp.*	437,517
21,750	REX American Resources Corp.*	1,206,473
35,200	Rocky Brands, Inc.	448,448
61,500	Ruby Tuesday, Inc.*	330,870
15,700	Saga Communications, Inc., Class A	628,942
39,150	Salem Media Group, Inc.	225,504
39,000	Shiloh Industries, Inc.*	200,070
82	Sizmek, Inc.*	238
35,100	Stage Stores, Inc.	282,906
21,800	Standard Motor Products, Inc.	755,370
15,900	Stein Mart, Inc.	116,547
8,300	Stoneridge, Inc.*	120,848
14,600	Strattec Security Corp.	837,894
36,500	Superior Industries International, Inc.	805,920
75,800	Superior Uniform Group, Inc.	1,350,756
16,200	Systemax, Inc.*	142,074
51,000	Tilly’s, Inc., Class A*	341,190
65,200	Trans World Entertainment Corp.*	237,328
40,300	TravelCenters of America LLC*	272,831
32,100	Unifi, Inc.*	735,411
31,100	Universal Technical Institute, Inc.	134,041
30,000	Universal Travel Group*(a)(b)(c)	0
45,600	VOXX International Corp.*	203,832
1,397	Walking Co. Holdings, Inc. (The)*	3,842
15,700	WCI Communities, Inc.*	291,706
11,000	Weyco Group, Inc.	292,820
19,000	William Lyon Homes, Class A*	275,310

		29,089,563

Consumer Staples — 3.35%
7,350	Andersons, Inc. (The)	230,863
53,200	Central Garden and Pet Co.*	869,288
25,800	Ingles Markets, Inc., Class A	967,500
12,200	Oil-Dri Corp. of America	412,116
69,500	Omega Protein Corp.*	1,177,330
73,000	Royal Hawaiian Orchards LP*	204,400

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

29,640	SpartanNash Co.	$898,388

		4,759,885

Energy — 2.05%
9,200	Basic Energy Services, Inc.*	25,392
48,540	Callon Petroleum Co.*	429,579
23,800	Era Group, Inc.*	223,244
7,500	Global Partners LP	101,250
22,600	Harvest Natural Resources, Inc.*	13,628
28,200	Hornbeck Offshore Services, Inc.*	280,026
29,500	Natural Gas Services Group, Inc.*	638,085
26,800	Newpark Resources, Inc.*	115,776
9,800	Niska Gas Storage Partners LLC*	34,986
53,100	North American Energy Partners, Inc.	108,324
17,700	Panhandle Oil and Gas, Inc.	306,387
14,600	PHI, Inc.*	276,086
11,900	PHI, Inc., Non voting*	224,791
1,230	Sanchez Production Partners L.P.	14,268
14,700	Swift Energy Co.*	1,824
17,600	Teekay Tankers Ltd., Class A	64,592
110,300	Trico Marine Services, Inc.*(a)(b)(c)	0
25,880	W&T Offshore, Inc.*	56,677

		2,914,915

Financials — 25.96%
39,150	Affirmative Insurance Holdings, Inc.*	98
26,320	AG Mortgage Investment Trust, Inc. REIT	344,002
14,500	Agree Realty Corp. REIT	557,815
14,970	American Independence Corp.*	297,903
29,990	Ameris Bancorp	887,104
21,800	Apollo Commercial Real Estate Finance, Inc. REIT	355,340
13,600	Apollo Residential Mortgage, Inc. REIT	182,512
73,900	Arbor Realty Trust, Inc. REIT	500,303
35,400	Ares Commercial Real Estate Corp. REIT	387,630
8,100	Arlington Asset Investment Corp., Class A	101,493
59,500	Asta Funding, Inc.*	530,145
17,400	Baldwin & Lyons, Inc., Class B	428,214
40,700	Banc of California, Inc.	712,250
12,400	Banco Latinoamericano de Comercio Exterior SA	300,328
49,900	Bancorp, Inc. (The)*	285,428
7,028	Banner Corp.	295,457
100,000	Beverly Hills Bancorp, Inc.*(a)(b)	20
15,500	C1 Financial, Inc.*	375,100
33,600	California First National Bancorp	441,840
4,211	Capital Bank Financial Corp., Class A	129,909
38,000	Capitol Bancorp Ltd.*(a)(b)(c)	0
37,100	Cedar Realty Trust, Inc. REIT	268,233
27,200	Cherry Hill Mortgage Investment Corp. REIT	385,152

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

1,680	CIM Commercial Trust Corp. REIT	$30,240
63,650	Citizens, Inc.*	460,826
101,200	Consumer Portfolio Services, Inc.*	428,076
15,756	Cowen Group, Inc., Class A*	60,030
35,777	Donegal Group, Inc., Class A	514,473
8,444	Donegal Group, Inc., Class B	98,710
48,540	Dynex Capital, Inc. REIT	322,791
34,050	EMC Insurance Group, Inc.	873,383
51,000	Enova International, Inc.*	321,810
29,400	Federal Agricultural Mortgage Corp., Class C	1,109,262
60,900	Federated National Holding Co.	1,197,294
29,500	First Defiance Financial Corp.	1,133,095
9,400	First Financial Corp.	321,574
41,200	First Merchants Corp.	971,084
38,000	First Place Financial Corp.*(a)(b)(c)	0
42,000	First State Bancorporation*(a)(b)(c)	0
660	Flagstar Bancorp, Inc.*	14,164
16,400	Forestar Group, Inc.*	213,856
11,600	Franklin Financial Network, Inc.*	313,200
48,700	GAIN Capital Holdings, Inc.	319,472
7,100	GAMCO Investors, Inc., Class A	263,126
11,342	Getty Realty Corp. REIT	224,912
7,100	Guaranty Bancorp	109,766
13,200	HCI Group, Inc.	439,560
20,200	Heritage Insurance Holdings, Inc.	322,594
33,300	HF Financial Corp.	599,400
5,458	Hilltop Holdings, Inc.*	103,047
6,040	HomeTrust Bancshares, Inc.*	110,713
45,700	Independence Holding Co.	727,544
7,800	Infinity Property & Casualty Corp.	627,900
7,000	Investors Title Co.	637,490
14,400	JAVELIN Mortgage Investment Corp. REIT	103,392
41,600	JMP Group, Inc.	217,568
16,500	Kansas City Life Insurance Co.	660,000
52,300	Manning & Napier, Inc.	422,061
30,890	Marlin Business Services Corp.	442,036
20,200	MidSouth Bancorp, Inc.	154,126
23,100	Monmouth Real Estate Investment Corp. REIT	274,659
45,000	MutualFirst Financial, Inc.	1,134,000
5,300	National Security Group, Inc. (The)	79,659
3,500	National Western Life Group, Inc., Class A	807,205
9,900	Navigators Group, Inc. (The)*	830,313
22,067	Nicholas Financial, Inc.*	238,103
41,700	OFG Bancorp.	291,483
27,700	One Liberty Properties, Inc. REIT	620,757
15,700	Onebeacon Insurance Group Ltd., Class A	199,861
15,900	Oppenheimer Holdings, Inc., Class A	250,902
14,800	Pacific Mercantile Bancorp*	103,600

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

2,468	Park Sterling Corp.	$16,462
30,200	PennyMac Financial Services, Inc. Class A*	355,152
25,200	Peoples Bancorp, Inc.	492,408
7,300	Piper Jaffray Cos.*	361,788
15,900	Provident Financial Holdings, Inc.	271,095
17,400	Ramco-Gershenson Properties Trust REIT	313,722
8,100	RE/MAX Holdings, Inc. Class A	277,830
31,900	Regional Management, Corp.*	545,809
39,674	Reis, Inc.	934,323
5,100	Resource Capital Corp. REIT	57,375
9,100	Safety Insurance Group, Inc.	519,246
8,000	Simmons First National Corp., Class A	360,560
3,793	South State Corp.	243,624
33,500	Southwest Bancorp, Inc.	504,175
48,823	Sterling Bancorp	777,750
10,600	Stewart Information Services Corp.	384,568
3,140	Sun Bancorp, Inc.*	65,029
11,000	UMH Properties, Inc. REIT	109,120
52,000	Unico American Corp.*	494,000
88,216	United Community Financial Corp.	517,828
19,000	United Western Bancorp, Inc.*(a)(b)(c)	0
10,800	Urstadt Biddle Properties, Inc. REIT, Class A	226,260
21,900	Walker & Dunlop, Inc.*	531,513
14,041	Western Asset Mortgage Capital Corp. REIT	141,112
40,700	Whitestone REIT	511,599
16,800	Winthrop Realty Trust REIT	220,584
12,100	ZAIS Financial Corp. REIT	180,532

		36,878,857

Health Care — 3.59%
21,339	Aceto Corp.	502,747
30,800	Albany Molecular Research, Inc.*	470,932
11,000	American Shared Hospital Services*	24,420
17,900	AngioDynamics, Inc.*	219,991
42,660	BioScrip, Inc.*	91,292
18,800	CONMED Corp.	788,472
5,300	Cross Country Healthcare, Inc.*	61,639
74,850	CryoLife, Inc.	804,638
55,200	Five Star Quality Care, Inc.*	126,408
4,700	Invacare Corp.	61,899
6,300	Kewaunee Scientific Corp.	104,895
9,662	Kindred Healthcare, Inc.	119,326
15,000	MedCath Corp.*(a)(b)(c)	0
49,300	PharMerica Corp.*	1,090,023
11,125	Symmetry Surgical, Inc.*	109,693

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

21,100	Triple-S Management Corp., Class B*	$524,546

		5,100,921

Industrials — 20.08%
50,500	Aegean Marine Petroleum Network, Inc.	382,285
3,000	Aegion Corp.*	63,270
13,300	Aerojet Rocketdyne Holdings, Inc.*	217,854
17,300	Alamo Group, Inc.	963,783
52,430	Allied Motion Technologies, Inc.	943,740
3,800	Altra Industrial Motion Corp.	105,564
47,700	Ameresco, Inc., Class A*	227,529
11,400	Ampco-Pittsburgh Corp.	158,574
8,100	AMREP Corp.*	35,640
27,000	Ardmore Shipping Corp.*	228,150
9,100	Argan, Inc.	319,956
30,500	CAI International, Inc.*	294,630
49,800	CBIZ, Inc.*	502,482
10,900	CDI Corp.	68,452
8,774	CECO Environmental Corp.	54,487
44,100	Celadon Group, Inc.	462,168
85,425	Cenveo, Inc.*	35,879
2,400	Chicago Rivet & Machine Co.	57,840
9,360	Comfort Systems USA, Inc.	297,367
31,878	Compx International, Inc.	334,719
13,600	Douglas Dynamics, Inc.	311,576
27,500	Ducommun, Inc.*	419,375
5,270	Dycom Industries, Inc.*	340,811
45	Eagle Bulk Shipping, Inc.	16
13,100	Eastern Co. (The)	215,102
8,480	Ecology and Environment, Inc., Class A	85,139
13,600	Encore Wire Corp.	529,448
40,500	Ennis, Inc.	791,775
4,600	EnPro Industries, Inc.	265,328
20,100	Espey Manufacturing & Electronics Corp.	494,460
27,000	Federal Signal Corp.	358,020
19,900	FLY Leasing Ltd. ADR	252,929
6,790	G&K Services, Inc., Class A	497,368
4,147	Genco Shipping & Trading Ltd.*	2,654
32,900	Gibraltar Industries, Inc.*	940,940
22,100	Global Power Equipment Group, Inc.	44,200
27,900	Golden Ocean Group Ltd.*	19,391
6,260	GP Strategies Corp.*	171,524
15,350	Greenbrier Cos., Inc. (The)	424,274
29,000	Griffon Corp.	448,050
22,250	Hardinge, Inc.	277,457
7,600	Hill International, Inc.*	25,612
23,350	International Shipholding Corp.	47,867
23,500	Jinpan International Ltd.	137,710

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

13,430	Kadant, Inc.	$606,499
5,700	Key Technology, Inc.*	38,874
18,400	Kimball International, Inc., Class B	208,840
3,908	Kratos Defense & Security Solutions, Inc.*	19,345
64,000	LECG Corp.*(a)(b)	0
33,000	LS Starrett Co. (The), Class A	341,550
44,250	LSI Industries, Inc.	519,938
40,700	Lydall, Inc.*	1,323,564
30,012	Marten Transport Ltd.	561,825
44,100	Meritor, Inc.*	355,446
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
43,194	MFC Industrial Ltd.*	85,524
42,500	Miller Industries, Inc.	861,900
18,000	Mistras Group, Inc.*	445,860
4,900	National Presto Industries, Inc.	410,326
29,500	NN, Inc.	403,560
8,800	Northwest Pipe Co.*	81,136
34,500	Orion Marine Group, Inc.*	178,710
46,900	PAM Transportation Services, Inc.*	1,444,520
137	Paragon Shipping, Inc., Class A*	81
22,340	Patrick Industries, Inc.*	1,014,013
11,700	PowerSecure International, Inc.*	218,673
25,000	RCM Technologies, Inc.	132,750
31,000	Roadrunner Transportation Systems, Inc.*	386,260
20,500	Rush Enterprises, Inc., Class A*	373,920
39,700	Safe Bulkers, Inc.	31,899
11,500	SL Industries, Inc.*	391,000
27,690	Sparton Corp.*	498,143
4,700	Standex International Corp.	365,707
53,820	Supreme Industries, Inc., Class A	475,769
4,269	SYKES Enterprises, Inc.*	128,838
16,082	Team, Inc.*	488,571
36,000	TRC Cos., Inc.*	261,000
22,200	Tredegar Corp.	348,984
6,800	Universal Forest Products, Inc.	583,576
13,900	USA Truck, Inc.*	261,876
19,000	Viad Corp.	554,040
24,200	Volt Information Sciences, Inc.*	182,226
33,600	Willdan Group, Inc.*	324,240
35,200	Willis Lease Finance Corp.*	759,968

		28,524,346

Information Technology — 8.04%
60,700	Acorn Energy, Inc.*	8,498
66,000	Arc Document Solutions, Inc.*	297,000
10,800	Black Box Corp.	145,476
15,000	Blucora, Inc.*	77,400
59,200	CIBER, Inc.*	124,912

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

50,000	Comarco, Inc.*	$4,500
18,400	Communications Systems, Inc.	135,240
34,800	CTS Corp.	547,752
25,600	Digi International, Inc.*	241,408
24,700	Edgewater Technology, Inc.*	192,413
30,600	Electro Rent Corp.	283,356
14,400	Electro Scientific Industries, Inc.*	102,960
12,500	ePlus, Inc.*	1,006,375
40,800	Everi Holdings, Inc.*	93,432
8,000	Exar Corp.*	46,000
8,200	Fabrinet*	265,270
21,532	GSI Group, Inc.*	304,893
33,400	Insight Enterprises, Inc.*	956,576
13,000	JinkoSolar Holding Co. Ltd. ADR*	271,830
4,800	Kemet Corp.*	9,264
26,100	Kimball Electronics, Inc.*	291,537
18,300	Magal Security Systems Ltd.*	90,951
2,285	Mecklermedia Corp.*	9
21,700	Methode Electronics, Inc.	634,508
33,500	Newport Corp.*	770,500
70,415	Optical Cable Corp.	172,517
16,800	Park Electrochemical Corp.	268,968
45,200	PC Connection, Inc.	1,166,612
58,700	Perceptron, Inc.*	284,695
31,730	Photronics, Inc.*	330,309
40,600	Richardson Electronics Ltd.	209,496
24,600	Rudolph Technologies, Inc.*	336,036
60,100	Sigmatron International, Inc.*	373,221
2,433	STR Holdings, Inc.*	730
25,600	TESSCO Technologies, Inc.	426,240
13,200	Vishay Precision Group, Inc.*	184,932
650	WPCS International, Inc.*	903
47,400	XO Group, Inc.*	760,770

		11,417,489

Materials — 3.78%
42,090	American Vanguard Corp.*	664,180
37,000	Blue Earth Refineries, Inc.*(a)(b)(c)	0
15,700	China Green Agriculture, Inc.*	21,195
15,400	Friedman Industries, Inc.	83,468
37,790	FutureFuel Corp.	445,544
4,300	Hawkins, Inc.	155,187
9,200	Innospec, Inc.	398,912
15,300	KMG Chemicals, Inc.	352,971
12,900	Materion Corp.	341,592
10,840	Myers Industries, Inc.	139,402
3,400	Neenah Paper, Inc.	216,444
26	North American Palladium Ltd.*	109

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

18,100	Olympic Steel, Inc.	$313,311
85,270	OMNOVA Solutions, Inc.*	474,101
2,870	Quaker Chemical Corp.	243,548
10,900	Real Industry, Inc.*	94,830
18,400	Schulman (A), Inc.	500,848
4,700	Stepan Co.	259,863
67,100	Thompson Creek Metals Co., Inc.*	15,659
33,000	Trecora Resources*	317,460
16,000	Universal Stainless & Alloy Products, Inc.*	163,040
3,200	Vulcan International Corp.	160,800

		5,362,464

Telecommunication Services — 0.89%
44,050	DHI Group, Inc.*	355,483
29,600	IDT Corp., Class B	461,464
25,800	Spok Holdings, Inc.	451,758

		1,268,705

Utilities — 4.23%
8,800	American States Water Co.	346,368
5,108	California Water Service Group	136,486
20,085	Chesapeake Utilities Corp.	1,264,752
18,700	Connecticut Water Service, Inc.	843,370
16,100	Delta Natural Gas Co., Inc.	372,715
16,600	Empire District Electric Co. (The)	548,630
24,300	Middlesex Water Co.	749,655
18,600	SJW Corp.	676,110
25,326	Unitil Corp.	1,076,102

		6,014,188

Total Common Stocks		131,331,333

(Cost $115,497,951)
Preferred Stocks — 0.87%
3,122	Alere, Inc.	1,233,190

Total Preferred Stocks		1,233,190

(Cost $504,723)
Exchange Traded Funds — 1.59%
30,350	iShares Russell Microcap Index Fund	2,061,372

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

13,400	PowerShares Zacks Micro Cap Portfolio	$200,732

Total Exchange Traded Funds		2,262,104

(Cost $2,418,316)

Rights/Warrants — 0.18%
724	Eagle Bulk Shipping, Inc. Warrants, Expire 10/15/21*	14
992	Genco Shipping & Trading Ltd. Warrants, Expire 7/9/21*	35
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	133,075
3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	119,309

Total Rights/Warrants		252,433

(Cost $73,487)

Principal Amount

Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 4.87%
6,913,151	JPMorgan Prime Money Market Fund, Institutional Class	6,913,151

Total Investment Company		6,913,151
(Cost $6,913,151)

Total Investments	$141,992,211
(Cost $125,407,628)(d) — 99.96%

Other assets in excess of liabilities — 0.04%	60,796

NET ASSETS — 100.00%	$142,053,007

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2016 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	This security is considered illiquid as to its marketability.
The total investment in restricted and/or illiquid securities representing $20, or less than 0.01% of net assets, was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	3/31/16 Carrying Value Per Unit
21,300	Anemostat Door Products	01/06/2016	$—	$—
21,300	Anemostat, Inc.	01/06/2016	$—	$—
100,000	Beverly Hills Bancorp, Inc.	07/30/2007	$745,716	$—
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
38,000	Capitol Bancorp Ltd.	09/27/2004	$1,137,893	$—
38,000	First Place Financial Corp.	02/18/2004	$730,667	$—
42,000	First State Bancorporation	09/28/2004	$668,082	$—
95,270	Lazare Kaplan International, Inc.	09/26/2007	$794,278	$—
64,000	LECG Corp.	05/23/2008	$618,298	$—
15,000	MedCath Corp.	05/23/2008	$78,842	$—
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
30,000	Universal Travel Group	09/13/2010	$157,113	$—
19,000	United Western Bancorp, Inc.	09/26/2007	$173,961	$—

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(c)	Security delisted or issuer in bankruptcy.
(d)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

March 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 98.69%
Consumer Discretionary — 17.49%
7,370	Ascena Retail Group, Inc.*	$81,512
1,137	BorgWarner, Inc.	43,661
3,770	Brunswick Corp.	180,885
240	Buffalo Wild Wings, Inc.*	35,549
2,930	Interpublic Group of Cos., Inc. (The)	67,243
2,880	Interval Leisure Group, Inc.	41,587
1,855	Jarden Corp.*	109,352
793	Lear Corp.	88,158
1,110	Lithia Motors, Inc., Class A	96,936
730	Mohawk Industries, Inc.*	139,357
3,373	Penske Automotive Group, Inc.	127,837
461	Tenneco, Inc.*	23,746
694	Whirlpool Corp.	125,156

		1,160,979

Energy — 6.65%
680	Concho Resources, Inc.*	68,707
6,781	Memorial Resource Development Corp.*	69,031
1,570	Newfield Exploration Co.*	52,203
2,100	Parsley Energy, Inc., Class A*	47,460
1,070	Pioneer Natural Resources Co.	150,592
620	Tesoro Corp.	53,326

		441,319

Financials — 31.69%
840	Alexandria Real Estate Equities, Inc. REIT	76,348
10,802	AmTrust Financial Services, Inc.	279,556
560	Boston Properties, Inc. REIT	71,165
1,400	CIT Group, Inc.	43,442
6,417	Citizens Financial Group, Inc.	134,436
1,209	Columbia Property Trust, Inc. REIT	26,586
2,063	EverBank Financial Corp.	31,131
6,097	Fifth Third Bancorp	101,759
2,787	Hartford Financial Services Group, Inc. (The)	128,425
3,040	Huntington Bancshares, Inc.	29,002
1,740	Invesco Ltd.	53,540
410	Jones Lang LaSalle, Inc.	48,101
5,600	Lincoln National Corp.	219,520
11,620	National General Holdings Corp.	250,876
270	Pebblebrook Hotel Trust REIT	7,849
750	Prologis, Inc. REIT	33,135
2,280	Sterling Bancorp	36,320
660	SVB Financial Group*	67,353
4,350	Synchrony Financial*	124,671
1,030	Synovus Financial Corp.	29,777
4,871	Toll Brothers, Inc.*	143,743

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

2,220	Unum Group	$68,642
2,660	XL Group Plc	97,888

		2,103,265

Health Care — 11.12%
4,481	Centene Corp.*	275,895
1,750	Endo International Plc*	49,263
500	Jazz Pharmaceuticals Plc*	65,275
1,040	Laboratory Corp. of America Holdings*	121,815
1,260	Mallinckrodt Plc*	77,213
1,400	Mylan NV*	64,890
670	Universal Health Services, Inc., Class B	83,562

		737,913

Industrials — 8.35%
960	Alaska Air Group, Inc.	78,739
1,000	Carlisle Cos., Inc.	99,500
70	Jacobs Engineering Group, Inc.*	3,049
660	Oshkosh Corp.	26,974
1,768	Ryder System, Inc.	114,531
1,789	Spirit Airlines, Inc.*	85,836
30	Stanley Black & Decker, Inc.	3,156
2,956	Swift Transporation Co.*	55,070
1,102	Wabtec Corp.	87,378

		554,233

Information Technology — 13.39%
1,890	Arrow Electronics, Inc.*	121,735
3,827	LAM Research Corp.	316,110
840	NXP Semiconductors NV*	68,099
3,717	Skyworks Solutions, Inc.	289,554
2,871	Synchronoss Technologies, Inc.*	92,848

		888,346

Materials — 6.23%
40	Avery Dennison Corp.	2,884
2,314	Crown Holdings, Inc.*	114,751
179	Reliance Steel & Aluminum Co.	12,385
6,157	Steel Dynamics, Inc.	138,594
3,719	WestRock Co.	145,153

		413,767

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

Utilities — 3.77%
7,257	Calpine Corp.*	$110,089
710	CMS Energy Corp.	30,132
1,215	DTE Energy Co.	110,152

		250,373

Total Common Stocks		6,550,195

(Cost $6,084,359)
Investment Company — 0.71%
47,094	JPMorgan Prime Money Market Fund, Institutional Class	47,094

Total Investment Company		47,094

(Cost $47,094)

Total Investments		$6,597,289
(Cost $6,131,453)(a) — 99.40%

Other assets in excess of liabilities — 0.60%		39,765

NET ASSETS — 100.00%		$6,637,054

*	Non-income producing security.
(a)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

37

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

March 31, 2016 (Unaudited)

Shares	Value

Common Stocks — 97.82%
Consumer Discretionary — 11.82%
1,910	Ascena Retail Group, Inc.*	$21,125
1,890	Bridgepoint Education, Inc.*	19,051
2,280	Carriage Services, Inc.	49,271
2,580	Dana Holding Corp.	36,352
3,260	Destination Maternity Corp.	22,298
340	Helen of Troy Ltd.*	35,255
4,450	Libbey, Inc.	82,770
1,140	Motorcar Parts of America, Inc.*	43,297
3,480	New Media Investment Group, Inc.	57,907
4,000	Pier 1 Imports, Inc.	28,040
2,600	Smith & Wesson Holding Corp.*	69,212
5,680	Tandy Leather Factory, Inc.*	39,476
4,520	Taylor Morrison Home Corp., Class A*	63,822
1,210	Universal Electronics, Inc.*	75,008

		642,884

Consumer Staples — 1.15%
903	John B Sanfilippo & Son, Inc.	62,388

Energy — 4.06%
5,020	Callon Petroleum Co.*	44,427
2,760	Delek US Holdings, Inc.	42,062
1,270	Gulfport Energy Corp.*	35,992
5,190	Ring Energy, Inc.*	26,209
1,240	RSP Permian, Inc.*	36,010
4,670	Synergy Resources Corp.*	36,286

		220,986

Financials — 42.05%
1,550	American Financial Group, Inc.	109,074
1,690	AMERISAFE, Inc.	88,793
4,200	AmTrust Financial Services, Inc.	108,696
1,270	Capital Bank Financial Corp., Class A	39,180
1,710	Cardinal Financial Corp.	34,799
1,030	Chatham Lodging Trust REIT	22,073
2,630	Chemical Financial Corp.	93,865
4,360	CoBiz Financial, Inc.	51,535
1,870	Columbia Property Trust, Inc. REIT	41,121
1,310	Community Bank System, Inc.	50,055
12,330	Compass Diversified Holdings	192,965
1,310	CubeSmart REIT	43,623
2,140	DiamondRock Hospitality Co. REIT	21,657
600	DuPont Fabros Technology, Inc. REIT	24,318
380	EastGroup Properties, Inc. REIT	22,941
4,360	EverBank Financial Corp.	65,792
3,420	Gramercy Property Trust, REIT	28,899
3,239	Hanmi Financial Corp.	71,323

38

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

3,640	Heritage Financial Corp.	$63,955
880	LaSalle Hotel Properties REIT	22,273
1,420	LegacyTexas Financial Group, Inc.	27,903
3,520	Mercantile Bank Corp.	78,918
4,620	National General Holdings Corp.	99,746
1,230	Northrim BanCorp, Inc.	29,409
2,060	Pacific Premier Bancorp, Inc.*	44,022
4,580	Parkway Properties, Inc. REIT	71,723
1,400	ProAssurance Corp.	70,840
1,850	Ramco-Gershenson Properties Trust REIT	33,356
1,200	Reinsurance Group of America, Inc.	115,500
2,080	Rexford Industrial Realty, Inc. REIT	37,773
2,780	Safeguard Scientifics, Inc.*	36,835
4,100	STAG Industrial, Inc. REIT	83,476
5,410	Sterling Bancorp	86,181
2,800	Synovus Financial Corp.	80,948
1,550	Terreno Realty Corp. REIT	36,348
1,940	Texas Capital Bancshares, Inc.*	74,457
4,460	United Community Banks, Inc.	82,376

		2,286,748

Health Care — 2.28%
2,020	PharMerica Corp.*	44,662
240	Teleflex, Inc.	37,682
600	West Pharmaceutical Services, Inc.	41,592

		123,936

Industrials — 16.02%
12,786	ACCO Brands Corp.*	114,818
3,790	Columbus McKinnon Corp.	59,730
1,200	EnerSys, Inc.	66,864
5,030	Ennis, Inc.	98,337
3,370	Greenbrier Cos., Inc. (The)	93,147
1,070	Herman Miller, Inc.	33,052
1,000	Kirby Corp.*	60,290
1,750	Lydall, Inc.*	56,910
2,660	Marten Transport Ltd.	49,795
4,400	NN, Inc.	60,192
1,980	Patrick Industries, Inc.*	89,872
3,000	PGT, Inc.*	29,520
2,270	Sparton Corp.*	40,837
370	Spirit Airlines, Inc.*	17,753

		871,117

Information Technology — 6.90%
660	Coherent, Inc.*	60,654
590	Fairchild Semiconductor International, Inc.*	11,800
7,160	GSI Group, Inc.*	101,386

39

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2016 (Unaudited)

Shares		Value

4,610	Mitel Networks Corp.*	$37,710
2,350	Sapiens International Corp.	28,153
520	Synaptics, Inc.*	41,465
860	Synchronoss Technologies, Inc.*	27,812
620	Take-Two Interactive Software, Inc.*	23,355
3,070	Vishay Precision Group, Inc.*	43,011

		375,346

Materials — 5.66%
1,900	Ferro Corp.*	22,553
310	Kaiser Aluminum Corp.	26,207
4,740	Koppers Holdings, Inc.*	106,508
11,040	OMNOVA Solutions, Inc.*	61,382
1,320	Reliance Steel & Aluminum Co.	91,331

		307,981

Utilities — 7.88%
2,420	Laclede Group, Inc. (The)	163,955
2,200	NorthWestern Corp.	135,850
3,260	Portland General Electric Co.	128,737

		428,542

Total Common Stocks		5,319,928

(Cost $5,294,256)
Investment Company — 3.31%
180,030	RBC Prime Money Market Fund, Institutional Class 1(a)	180,030

Total Investment Company		180,030

(Cost $180,030)

Total Investments		$5,499,958
(Cost $5,474,286)(b) — 101.13%

Liabilities in excess of other assets — (1.13)%		(61,349)

NET ASSETS — 100.00%		$5,438,609

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See Notes to Financial Statements.

40

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund	RBC Small Cap Value Fund

Assets:
Unaffiliated investments (cost $46,485,439, $74,372,988, $196,060,736, $125,407,628, $6,131,453 and $5,294,256, respectively)	$67,339,494	$100,493,962	$231,376,713	$141,992,211	$6,597,289		$5,319,928
Affiliated investments (cost $0, $0, $0, $0, $0 and $180,030, respectively)	—	—	—	—	—		180,030
Interest and dividends receivable	15,389	45,518	163,479	191,720	7,817		7,788
Receivable from advisor	—	—	—	—	16,447		4,728
Receivable for capital shares issued	167,291	89	136,423	97,677	—		—
Receivable for investments sold	16,368	164,914	122,463	—	135,422		112,303
Prepaid expenses	16,402	17,271	21,365	21,574	40,962		12,070

Total Assets	67,554,944	100,721,754	231,820,443	142,303,182	6,797,937		5,636,847

Liabilities:
Payable for capital shares redeemed	3,907	47,726	67,898	87,850	—		—
Payable for investments purchased	—	524,439	261,794	—	146,813		132,241
Accrued expenses and other payables:
Investment advisory fees	25,692	63,011	113,714	84,218	—		—
Administration fees	4,135	6,215	14,227	8,841	408		—
Audit fees	17,544	17,543	17,543	17,543	13,650		19,952
Trustees’ fees	12	245	264	74	—		310
Distribution fees	—	—	—	—	12		—
Shareholder reports	1,606	1,925	6,489	824	—		251
Transfer agent fees	17,045	23,061	64,494	38,308	—		564
Offering Costs	—	—	—	—	—		37,742
Other	8,166	10,047	14,009	12,517	—		7,178

Total Liabilities	78,107	694,212	560,432	250,175	160,883		198,238

Net Assets	$67,476,837	$100,027,542	$231,260,011	$142,053,007	$6,637,054		$5,438,609

Net Assets Consist Of:
Capital	$45,165,766	$74,500,158	$200,071,948	$118,403,935	$6,934,148		$5,361,016
Undistributed net investment income (loss)	(243,540)	(681,004)	(11,945)	(38,780)	359		(11,367)
Accumulated net realized gains (losses) from investment transactions and foreign currency	1,700,556	87,414	(4,115,969)	7,103,269	(763,289)		63,288
Net unrealized appreciation (depreciation) on investments and foreign currency	20,854,055	26,120,974	35,315,977	16,584,583	465,836		25,672

Net Assets	$67,476,837	$100,027,542	$231,260,011	$142,053,007	$6,637,054		$5,438,609

Net Assets:
Class A	$12,554,969	$1,250,547	$11,166,505	$10,155,462	$18,582	$	N/A
Class I	54,921,868	98,776,995	220,093,506	131,897,545	6,618,472		5,438,609

Total	$67,476,837	$100,027,542	$231,260,011	$142,053,007	$6,637,054		$5,438,609

41

FINANCIAL HIGHLIGHTS

Statements of Assets and Liabilities (cont.)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund	RBC Small Cap Value Fund

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	972,909	66,098	381,329	388,427	1,819	N/A
Class I	3,892,941	5,065,487	7,239,677	5,042,181	651,132	540,780
Total	4,865,850	5,131,585	7,621,006	5,430,608	652,951	540,780

Net Asset Values and Redemption Prices per Share:
Class A(a)	$ 12.90	$ 18.92	$ 29.28	$ 26.15	$ 10.22	$ N/A
Class I	$ 14.11	$ 19.50	$ 30.40	$ 26.16	$ 10.16	$ 10.06

Maximum Offering Price Per Share:
Class A	$ 13.69	$ 20.07	$ 31.07	$ 27.75	$ 10.84	$ N/A
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%	5.75%	N/A

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See Notes to Financial Statements.

42

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund	RBC Small Cap Value Fund

Investment Income:
Dividend income - unaffiliated	$ 268,084	$ 460,878	$ 1,464,601	$ 1,066,877	$ 33,550	$ 52,372
Dividend income - affiliated	—	—	—	—	—	151
Foreign tax withholding	(880)	(862)	—	(783)	—	—
Total Investment Income	267,204	460,016	1,464,601	1,066,094	33,550	52,523

Expenses:
Investment advisory fees	232,029	468,860	985,605	634,607	19,002	20,692
Distribution fees - Class A	15,246	1,652	12,392	12,859	12	—
Accounting fees	14,158	15,022	18,298	16,026	12,636	12,630
Administration fees	24,860	37,822	86,965	52,884	2,036	—
Audit fees	17,114	17,114	17,114	17,114	18,220	15,730
Custodian fees	1,128	1,960	4,363	2,070	9,081	1,236
Insurance fees	2,134	2,134	2,134	2,134	2,134	2,134
Legal fees	1,925	3,371	6,825	4,093	8,803	1,294
Registration and filing fees	18,905	18,481	19,551	19,202	14,720	6,298
Shareholder reports	4,700	9,490	15,058	14,827	2,353	329
Transfer agent fees - Class A	15,456	4,320	7,840	19,878	2,391	—
Transfer agent fees - Class I	26,089	53,639	160,225	94,257	3,299	1,804
Trustees’ fees	1,277	2,207	4,669	2,749	89	153
Offering Costs	—	—	—	—	—	8,404
Other fees	4,140	4,800	5,827	11,410	3,266	3,497
Total expenses before fee waiver/reimbursement	379,161	640,872	1,346,866	904,110	98,042	74,201
Expenses waived/reimbursed by:
Advisor	(82,165)	(94,586)	(290,892)	(136,773)	(83,100)	(48,336)
Net Expenses	296,996	546,286	1,055,974	767,337	14,942	25,865
Net Investment Income (Loss)	(29,792)	(86,270)	408,627	298,757	18,608	26,658

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (Losses) from investment transactions	2,170,006	(1,331)	(3,287,797)	7,171,150	(623,444)	60,078
Net change in unrealized appreciation/depreciation on investments and foreign currency	2,103,831	(53,312)	10,822,204	(3,838,751)	854,439	211,783
Net realized/unrealized gains (losses) from investments	4,273,837	(54,643)	7,534,407	3,332,399	230,995	271,861
Change in net assets resulting from operations	$4,244,045	$(140,913)	$ 7,943,034	$ 3,631,156	$ 249,603	$298,519

See Notes to Financial Statements.

43

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment loss	$(29,792)	$(252,634)
Net realized gains from investment transactions	2,170,006	6,699,435
Net change in unrealized appreciation/depreciation on investments	2,103,831	(4,506,588)

Change in net assets resulting from operations	4,244,045	1,940,213

Distributions to Class A Shareholders:
From net realized gains	(1,355,182)	(1,963,533)
Distributions to Class I Shareholders:
From net realized gains	(5,590,013)	(8,245,280)

Change in net assets resulting from shareholder distributions	(6,945,195)	(10,208,813)

Capital Transactions:
Proceeds from shares issued	2,466,239	4,285,393
Distributions reinvested	6,849,002	10,155,094
Cost of shares redeemed	(6,143,051)	(7,997,868)

Change in net assets resulting from capital transactions	3,172,190	6,442,619

Net Increase (decrease) in net assets	471,040	(1,825,981)
Net Assets:
Beginning of period	67,005,797	68,831,778

End of period	$67,476,837	$67,005,797

Distributions in excess of net investment income	$(243,540)	$(213,748)

Share Transactions:
Issued	175,616	278,020
Reinvested	502,417	672,204
Redeemed	(442,798)	(503,955)

Change in shares resulting from capital transactions	235,235	446,269

See Notes to Financial Statements.

44

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment loss	$(86,270)	$(119,521)
Net realized gains (loss) from investment transactions	(1,331)	6,831,032
Net change in unrealized appreciation/depreciation on investments	(53,312)	(16,136,752)

Change in net assets resulting from operations	(140,913)	(9,425,241)

Distributions to Class A Shareholders:
From net realized gains	(80,685)	(331,213)
Distributions to Class I Shareholders:
From net investment income	(257,697)	—
From net realized gains	(5,807,743)	(15,298,012)

Change in net assets resulting from shareholder distributions	(6,146,125)	(15,629,225)

Capital Transactions:
Proceeds from shares issued	277,665	888,263
Distributions reinvested	5,812,298	14,771,510
Cost of shares redeemed	(5,423,290)	(11,893,907)

Change in net assets resulting from capital transactions	666,673	3,765,866

Net decrease in net assets	(5,620,365)	(21,288,600)
Net Assets:
Beginning of period	105,647,907	126,936,507

End of period	$100,027,542	$105,647,907

Distributions in excess of net investment income	$(681,004)	$(337,037)

Share Transactions:
Issued	13,999	37,073
Reinvested	299,718	623,105
Redeemed	(271,126)	(499,838)

Change in shares resulting from capital transactions	42,591	160,340

See Notes to Financial Statements.

45

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$408,627	$266,118
Net realized gains (losses) from investment transactions	(3,287,797)	2,340,320
Net change in unrealized appreciation/depreciation on investments	10,822,204	(11,397,830)

Change in net assets resulting from operations	7,943,034	(8,791,392)

Distributions to Class A Shareholders:
From net realized gains	(154,785)	(322,051)
Distributions to Class I Shareholders:
From net investment income	(164,209)	—
From net realized gains	(3,088,120)	(8,220,883)

Change in net assets resulting from shareholder distributions	(3,407,114)	(8,542,934)

Capital Transactions:
Proceeds from shares issued	23,011,766	83,369,369
Distributions reinvested	3,250,461	8,268,614
Cost of shares redeemed	(33,077,745)	(58,838,792)

Change in net assets resulting from capital transactions	(6,815,518)	32,799,191

Net increase (decrease) in net assets	(2,279,598)	15,464,865
Net Assets:
Beginning of period	233,539,609	218,074,744

End of period	$231,260,011	$233,539,609

Distributions in excess of net investment income	$(11,945)	$(256,363)

Share Transactions:
Issued	784,284	2,525,339
Reinvested	107,253	253,357
Redeemed	(1,167,102)	(1,774,935)

Change in shares resulting from capital transactions	(275,565)	1,003,761

See Notes to Financial Statements.

46

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$298,757	$696,121
Net realized gains from investment transactions and foreign currency	7,171,150	2,743,790
Net change in unrealized appreciation/depreciation on investments	(3,838,751)	(3,615,849)

Change in net assets resulting from operations	3,631,156	(175,938)

Distributions to Class A Shareholders:
From net investment income	(30,870)	(32,359)
From net realized gains	(112,252)	(227,428)
Distributions to Class I Shareholders:
From net investment income	(726,945)	(862,426)
From net realized gains	(1,415,402)	(3,513,670)

Change in net assets resulting from shareholder distributions	(2,285,469)	(4,635,883)

Capital Transactions:
Proceeds from shares issued	10,315,846	22,586,350
Distributions reinvested	1,959,231	4,210,277
Cost of shares redeemed	(12,002,822)	(25,924,177)

Change in net assets resulting from capital transactions	272,255	872,450

Net increase (decrease) in net assets	1,617,942	(3,939,371)
Net Assets:
Beginning of period	140,435,065	144,374,436

End of period	$142,053,007	$140,435,065

Undistributed net investment income (distributions in excess of net investment income)	$(38,780)	$420,278

Share Transactions:
Issued	399,422	795,930
Reinvested	74,270	152,213
Redeemed	(461,974)	(931,900)

Change in shares resulting from capital transactions	11,718	16,243

See Notes to Financial Statements.

47

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Mid Cap Value Fund
	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$18,608	$30,480
Net realized gains (losses) from investment transactions	(623,444)	489,794
Net change in unrealized appreciation/depreciation on investments	854,439	(495,004)

Change in net assets resulting from operations	249,603	25,270

Distributions to Class A Shareholders:
From net realized gains	(55)	—
Distributions to Class I Shareholders:
From net investment income	(34,471)	(15,820)
From net realized gains	(561,286)	(876,067)

Change in net assets resulting from shareholder distributions	(595,812)	(891,887)

Capital Transactions:
Proceeds from shares issued	1,709,770	1,401,090
Distributions reinvested	591,666	843,794
Cost of shares redeemed	(366,652)	(932,149)

Change in net assets resulting from capital transactions	1,934,784	1,312,735

Net increase in net assets	1,588,575	446,118
Net Assets
Beginning of period	5,048,479	4,602,361

End of period	$6,637,054	$5,048,479

Undistributed net investment income	$359	$16,222

Share Transactions:
Issued	184,377	111,075
Reinvested	56,516	70,316
Redeemed	(37,097)	(73,531)

Change in shares resulting from capital transactions	203,796	107,860

See Notes to Financial Statements.

48

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Small Cap Value Fund
	For the Six Months Ended March 31, 2016	For the Period Ended September 30, 2015(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$26,658	$28,737
Net realized gains from investment transactions	60,078	34,794
Net change in unrealized appreciation/depreciation on investments	211,783	(186,111)

Change in net assets resulting from operations	298,519	(122,580)

Distributions to Class I Shareholders:
From net investment income	(82,471)	(14,660)
From net realized gains	(40,742)	—

Change in net assets resulting from shareholder distributions	(123,213)	(14,660)

Capital Transactions:
Proceeds from shares issued	59,135	5,207,396
Distributions reinvested	119,352	14,660

Change in net assets resulting from capital transactions	178,487	5,222,056

Net increase in net assets	353,793	5,084,816
Net Assets:
Beginning of period	5,084,816	—

End of period	$5,438,609	$5,084,816

Undistributed net investment income /(distributions in excess of net investment income)	$(11,367)	$44,446

Share Transactions:
Issued	6,062	521,010
Reinvested	12,254	1,454

Change in shares resulting from capital transactions	18,316	522,464

(a)	For the period from December 3, 2014 (commencement of operations) to September 30, 2015.

See Notes to Financial Statements.

49

RBC SMID Cap Growth Fund			(Selected data for a share outstanding throughout the periods indicated)
		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2016 (Unaudited)	$13.57	(0.02)(a)	0.89	(b)	0.87	(1.54)	(1.54)	$12.90
Year Ended September 30, 2015	15.60	(0.08)(a)	0.53	(b)	0.45	(2.48)	(2.48)	13.57
Year Ended September 30, 2014	16.10	(0.11)(a)	0.77	(b)	0.66	(1.16)	(1.16)	15.60
Year Ended September 30, 2013	14.61	(0.09)(a)	3.35	(b)	3.26	(1.77)	(1.77)	16.10
Year Ended September 30, 2012	11.41	(0.10)(a)	3.30	(b)	3.20	—	—	14.61
Year Ended September 30, 2011	10.94	(0.10)(a)	0.57	(b)	0.47	—	—	11.41
Class I
Six Months Ended March 31, 2016 (Unaudited)	$14.68	—(a)(b)	0.97	—	0.97	(1.54)	(1.54)	$14.11
Year Ended September 30, 2015	16.65	(0.05)(a)	0.56	(b)	0.51	(2.48)	(2.48)	14.68
Year Ended September 30, 2014	17.07	(0.08)(a)	0.82	(b)	0.74	(1.16)	(1.16)	16.65
Year Ended September 30, 2013	15.34	(0.06)(a)	3.56	(b)	3.50	(1.77)	(1.77)	17.07
Year Ended September 30, 2012	11.95	(0.07)(a)	3.46	(b)	3.39	—	—	15.34
Year Ended September 30, 2011	11.43	(0.07)(a)	0.59	(b)	0.52	—	—	11.95
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Less than $0.01 or $(0.01) per share.
See Notes to Financial Statements.

50

RBC SMID Cap Growth Fund (cont.)			(Selected data for a share outstanding throughout the periods indicated)
		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2016 (Unaudited)	6.57%(b)	$ 12,555	1.10%(c)	(0.29%)(c)	1.48%(c)	3%
Year Ended September 30, 2015	2.20%	12,070	1.10%	(0.56%)	1.45%	18%
Year Ended September 30, 2014	3.90%	12,503	1.14%†	(0.70%)	1.47%	17%
Year Ended September 30, 2013	25.08%	13,620	1.35%	(0.65%)	1.46%	16%
Year Ended September 30, 2012	28.16%	29,755	1.35%	(0.77%)	1.60%	10%
Year Ended September 30, 2011	4.21%	23,593	1.35%	(0.75%)	1.61%	13%
Class I
Six Months Ended March 31, 2016 (Unaudited)	6.77%(b)	$ 54,922	0.85%(c)	(0.04%)(c)	1.07%(c)	3%
Year Ended September 30, 2015	2.44%	54,935	0.85%	(0.31%)	1.07%	18%
Year Ended September 30, 2014	4.16%	56,329	0.89%†	(0.45%)	1.04%	17%
Year Ended September 30, 2013	25.48%	61,546	1.10%	(0.40%)	1.20%	16%
Year Ended September 30, 2012	28.37%	32,825	1.10%	(0.52%)	1.35%	10%
Year Ended September 30, 2011	4.55%	33,835	1.10%	(0.49%)	1.35%	13%

*       Excludes sales charge.

**     During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

***    Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

†      Beginning November 27, 2013, the net operating expenses were contractually limited to 1.10% and 0.85% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2014.

(a)    Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)    Not Annualized.

(c)    Annualized.

See Notes to Financial Statements.

51

RBC Enterprise Fund		(Selected data for a share outstanding throughout the periods indicated)
		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2016 (Unaudited)	$ 20.16	(0.04)(a)	(0.01)	—	(0.05)	—	(1.19)	(1.19)	$ 18.92
Year Ended September 30, 2015	25.16	(0.07)(a)	(1.72)	(b)	(1.79)	—	(3.21)	(3.21)	20.16
Year Ended September 30, 2014	26.48	(0.12)(a)	(0.52)	(b)	(0.64)	—	(0.68)	(0.68)	25.16
Year Ended September 30, 2013	19.45	0.06(a)	6.99	(b)	7.05	(0.02)	—	(0.02)	26.48
Year Ended September 30, 2012	14.27	(0.02)(a)	5.20	(b)	5.18	—	—	—	19.45
Year Ended September 30, 2011	14.43	(0.07)(a)	(0.09)	(b)	(0.16)	—	—	—	14.27
Class I
Six Months Ended March 31, 2016 (Unaudited)	$ 20.77	(0.02)(a)	(0.01)	(b)	(0.03)	(0.05)	(1.19)	(1.24)	$ 19.50
Year Ended September 30, 2015	25.77	(0.02)(a)	(1.77)	(b)	(1.79)	—	(3.21)	(3.21)	20.77
Year Ended September 30, 2014	27.05	(0.06)(a)	(0.53)	(b)	(0.59)	(0.01)	(0.68)	(0.69)	25.77
Year Ended September 30, 2013	19.85	0.10(a)	7.16	(b)	7.26	(0.06)	—	(0.06)	27.05
Year Ended September 30, 2012	14.53	0.12(a)	5.20	(b)	5.32	—	—	—	19.85
Year Ended September 30, 2011	14.67	(0.04)(a)	(0.10)	(b)	(0.14)	—	—	—	14.53
(a) Per share net investment income (loss) has been calculated using the average daily shares method. (b) Less than $0.01 or $(0.01) per share. See Notes to Financial Statements.

52

RBC Enterprise Fund (cont.)			(Selected data for a share outstanding throughout the periods indicated)
		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2016 (Unaudited)	(0.24%)(b)	$ 1,251	1.33%(c)	(0.42%)(c)	2.06%(c)	6%
Year Ended September 30, 2015	(8.73%)	1,410	1.33%	(0.30%)	1.85%	16%
Year Ended September 30, 2014	(2.62%)	2,708	1.33%	(0.45%)	1.75%	19%
Year Ended September 30, 2013	36.31%	3,025	1.33%	0.25%	1.54%	16%
Year Ended September 30, 2012	36.30%	1,387	1.33%	(0.12%)	1.58%	13%
Year Ended September 30, 2011	(1.11%)	1,320	1.33%	(0.44%)	1.57%	27%
Class I
Six Months Ended March 31, 2016 (Unaudited)	(0.12%)(b)	$ 98,777	1.08%(c)	(0.17%)(c)	1.26%(c)	6%
Year Ended September 30, 2015	(8.50%)	104,237	1.08%	(0.09%)	1.21%	16%
Year Ended September 30, 2014	(2.36%)	124,229	1.08%	(0.20%)	1.20%	19%
Year Ended September 30, 2013	36.69%	138,882	1.08%	0.44%	1.29%	16%
Year Ended September 30, 2012	36.61%	27	0.99%	0.67%	1.26%	13%
Year Ended September 30, 2011	(0.96%)	3,378	1.08%	(0.25%)	1.29%	27%

*       Excludes sales charge.

**     During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

***    Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)    Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)    Not Annualized.

(c)    Annualized.

See Notes to Financial Statements.

53

RBC Small Cap Core Fund			(Selected data for a share outstanding throughout the periods indicated)
		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2016 (Unaudited)	$28.55	0.03(a)	1.11	(b)	1.14	—	(0.41)	(0.41)	$29.28
Year Ended September 30, 2015	30.66	(0.04)(a)	(0.91)	(b)	(0.95)	—	(1.16)	(1.16)	28.55
Year Ended September 30, 2014	30.53	(0.09)(a)	1.04	(b)	0.95	—	(0.82)	(0.82)	30.66
Year Ended September 30, 2013	24.45	0.09(a)	7.65	(b)	7.74	(0.08)	(1.58)	(1.66)	30.53
Year Ended September 30, 2012	20.02	(0.06)(a)	5.89	(b)	5.83	—	(1.40)	(1.40)	24.45
Year Ended September 30, 2011	19.99	(0.09)(a)	0.12	(b)	0.03	—	—	—	20.02
Class I(c)
Six Months Ended March 31, 2016 (Unaudited)	$29.61	0.05(a)	1.17	(b)	1.22	(0.02)	(0.41)	(0.43)	$30.40
Year Ended September 30, 2015	31.68	0.04(a)	(0.95)	(b)	(0.91)	—	(1.16)	(1.16)	29.61
Year Ended September 30, 2014	31.45	(0.01)(a)	1.06	(b)	1.05	—	(0.82)	(0.82)	31.68
Year Ended September 30, 2013	25.11	0.12(a)	7.92	(b)	8.04	(0.12)	(1.58)	(1.70)	31.45
Year Ended September 30, 2012	20.49	—(a)(b)	6.02	(b)	6.02	—	(1.40)	(1.40)	25.11
Year Ended September 30, 2011	20.41	(0.02)(a)	0.10	(b)	0.08	—	—	—	20.49

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Less than $0.01 or $(0.01) per share.

(c)    Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See Notes to Financial Statements.

54

RBC Small Cap Core Fund (cont.)			(Selected data for a share outstanding throughout the periods indicated)
		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2016 (Unaudited)	3.98%(b)	$ 11,167	1.15%(c)	0.22%(c)	1.42%(c)	11%
Year Ended September 30, 2015	(3.47%)	7,303	1.15%	(0.13%)	1.34%	36%
Year Ended September 30, 2014	3.05%	8,971	1.15%	(0.30%)	1.57%	29%
Year Ended September 30, 2013	33.57%	9,186	1.17%†	0.34%	1.48%	26%
Year Ended September 30, 2012	29.76%	4,117	1.30%	(0.27%)	1.77%	35%
Year Ended September 30, 2011	0.20%	1,420	1.30%	(0.37%)	1.80%	40%
Class I(d)
Six Months Ended March 31, 2016 (Unaudited)	4.11%(b)	$ 220,094	0.90%(c)	0.36%(c)	1.15%(c)	11%
Year Ended September 30, 2015	(3.22%)	226,237	0.90%	0.11%	1.13%	36%
Year Ended September 30, 2014	3.29%	209,104	0.90%	(0.04%)	1.13%	29%
Year Ended September 30, 2013	33.96%	138,426	0.90%†	0.47%	1.20%	26%
Year Ended September 30, 2012	30.08%	53,147	1.05%	(0.01%)	1.52%	35%
Year Ended September 30, 2011	0.39%	42,647	1.05%	(0.09%)	1.54%	40%

*       Excludes sales charge.

†      Beginning November 27, 2012, the net operating expenses were contractually limited to 1.15% and 0.90% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2013.

**     During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

***    Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)    Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)    Not Annualized.

(c)    Annualized.

(d)    Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See Notes to Financial Statements.

55

RBC Microcap Value Fund		(Selected data for a share outstanding throughout the periods indicated)
		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2016 (Unaudited)	$25.88	0.02(a)	0.62	(b)	0.64	(0.08)	(0.29)	(0.37)	$26.15
Year Ended September 30, 2015	26.68	0.06(a)	(0.06)	(b)	—	(0.10)	(0.70)	(0.80)	25.88
Year Ended September 30, 2014	25.10	0.09(a)	1.69	(b)	1.78	(0.20)	—	(0.20)	26.68
Year Ended September 30, 2013	18.91	0.15(a)	6.18	(b)	6.33	(0.14)	—	(0.14)	25.10
Year Ended September 30, 2012	14.30	0.09(a)	4.57	(b)	4.66	(0.05)	—	(0.05)	18.91
Year Ended September 30, 2011	14.59	0.05(a)	(0.32)	(b)	(0.27)	(0.02)	—	(0.02)	14.30
Class I(c)
Six Months Ended March 31, 2016 (Unaudited)	$25.92	0.06(a)	0.62	(b)	0.68	(0.15)	(0.29)	(0.44)	$26.16
Year Ended September 30, 2015	26.73	0.13(a)	(0.07)	(b)	0.06	(0.17)	(0.70)	(0.87)	25.92
Year Ended September 30, 2014	25.13	0.15(a)	1.71	(b)	1.86	(0.26)	—	(0.26)	26.73
Year Ended September 30, 2013	18.93	0.20(a)	6.18	(b)	6.38	(0.18)	—	(0.18)	25.13
Year Ended September 30, 2012	14.33	0.13(a)	4.58	(b)	4.71	(0.11)	—	(0.11)	18.93
Year Ended September 30, 2011	14.62	0.08(a)	(0.30)	(b)	(0.22)	(0.07)	—	(0.07)	14.33

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Less than $0.01 or $(0.01) per share.

(c)   Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See Notes to Financial Statements.

56

RBC Microcap Value Fund (cont.)			(Selected data for a share outstanding throughout the periods indicated)
		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2016 (Unaudited)	2.44%(b)	$ 10,155	1.32%(c)	0.19%(c)	1.74%(c)	10%
Year Ended September 30, 2015	(0.18%)	10,300	1.32%	0.20%	1.69%	5%
Year Ended September 30, 2014	7.09%	10,029	1.32%	0.32%	1.69%	11%
Year Ended September 30, 2013	33.66%	6,417	1.32%	0.69%	1.52%	4%
Year Ended September 30, 2012	32.62%	4,289	1.32%	0.51%	1.60%	5%
Year Ended September 30, 2011	(1.85%)	3,852	1.32%	0.28%	1.60%	2%
Class I(d)
Six Months Ended March 31, 2016 (Unaudited)	2.58%(b)	$ 131,898	1.07%(c)	0.44%(c)	1.25%(c)	10%
Year Ended September 30, 2015	0.04%	130,135	1.07%	0.47%	1.22%	5%
Year Ended September 30, 2014	7.39%	134,345	1.07%	0.55%	1.23%	11%
Year Ended September 30, 2013	33.96%	144,915	1.07%	1.08%	1.26%	4%
Year Ended September 30, 2012	32.97%	126,432	1.07%	0.76%	1.35%	5%
Year Ended September 30, 2011	(1.59%)	105,991	1.07%	0.51%	1.35%	2%

*     Excludes sales charge.

**    During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

***   Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)   Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)   Not Annualized.

(c)   Annualized.

(d)   Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See Notes to Financial Statements.

57

RBC Mid Cap Value Fund			(Selected data for a share outstanding throughout the periods indicated)
		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Period Ended March 31, 2016 (Unaudited)(a)	$ 10.55	0.02(b)	(0.29)	—	(0.27)	—	(0.06)	(0.06)	$ 10.22
Class I
Six Months Ended March 31, 2016 (Unaudited)	$ 11.24	0.03(b)	0.20	—	0.23	(0.07)	(1.24)	(1.31)	$ 10.16
Year Ended September 30, 2015	13.49	0.08(b)	0.20	—	0.28	(0.04)	(2.49)	(2.53)	11.24
Year Ended September 30, 2014	12.35	0.04(b)	2.31	—	2.35	(0.04)	(1.17)	(1.21)	13.49
Year Ended September 30, 2013	10.34	0.06(b)	2.59	—	2.65	(0.16)	(0.48)	(0.64)	12.35
Year Ended September 30, 2012	9.42	0.09(b)	2.69	—	2.78	(0.10)	(1.76)	(1.86)	10.34
Year Ended September 30, 2011	10.80	0.13(b)	(0.52)	—	(0.39)	(0.47)	(0.52)	(0.99)	9.42

(a)   For the period from October 26, 2015 (commencement of operations) to March 31, 2016.

(b)   Per share net investment income (loss) has been calculated using the average daily shares method.

See Notes to Financial Statements.

58

RBC Mid Cap Value Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Period Ended March 31, 2016 (Unaudited)(b)	(2.57%)(c)	$ 19	0.80%(d)	0.59%(d)	53.73%(d)	112%
Class I
Six Months Ended March 31, 2016 (Unaudited)	1.86%(c)	$ 6,618	0.55%(d)	0.69%(d)	3.52%(d)	112%
Year Ended September 30, 2015	0.91%	5,048	0.84%†	0.61%	3.28%	184%
Year Ended September 30, 2014	20.14%	4,602	0.90%	0.33%	3.71%	162%
Year Ended September 30, 2013	26.93%	2,981	0.90%	0.51%	4.66%	113%
Year Ended September 30, 2012	31.73%	2,185	0.90%	0.89%	5.31%	160%
Year Ended September 30, 2011	(5.35%)	1,659	0.90%	1.12%	5.59%	174%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
†	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.55% of average daily net assets for Class I. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2015.
(a)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(b)	For the period from October 26, 2015 (commencement of operations) to March 31, 2016.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

59

RBC Small Cap Value Fund			(Selected data for a share outstanding throughout the periods indicated)
		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended March 31, 2016 (Unaudited)	$9.73	0.05(a)	0.52	—	0.57	(0.16)	(0.08)	(0.24)	$ 10.06
Period Ended September 30, 2015(b)	10.00	0.06(a)	(0.30)	—	(0.24)	(0.03)	—	(0.03)	9.73
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) For the period from December 3, 2014 (commencement of operations) to September 30, 2015.
See Notes to Financial Statements.

60

RBC Small Cap Value Fund (cont.)			(Selected data for a share outstanding throughout the periods indicated)
		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate
Class I
Six Months Ended March 31, 2016 (Unaudited)	5.89%(b)	$ 5,439	1.00%(c)	1.03%(c)	2.71%(c)	31%
Period Ended September 30, 2015(d)	(2.42%)(b)	5,085	1.00%(c)	0.67%(c)	3.50%(c)	41%

*     Excludes sales charge.

**    During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)   Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)   Not Annualized.

(c)   Annualized.

(d)   For the period from December 3, 2014 (commencement of operations) to September 30, 2015.

See Notes to Financial Statements.

61

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 22 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following six investment portfolios (each a “Fund” and collectively, the ”Funds“):

-	RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)
-	RBC Enterprise Fund (“Enterprise Fund”)
-	RBC Small Cap Core Fund (“Small Cap Core Fund”)
-	RBC Microcap Value Fund (“Microcap Value Fund”)
-	RBC Mid Cap Value Fund (“Mid Cap Value Fund”)
-	RBC Small Cap Value Fund (“Small Cap Value Fund”)

The SMID Cap Growth, Enterprise, Small Cap Core, Microcap Value, and Mid Cap Value Funds offer two share classes: Class A and Class I shares. The Mid Cap Value Fund offers Class A shares effective October 26, 2015. On November 27, 2012, Class C shares were converted to Class A shares for the SMID Cap Growth, Enterprise, Small Cap Core and Microcap Value Funds and Class S shares were converted to Class I shares for SMID Cap Growth and Enterprise Funds. For the Small Cap Core and Microcap Value Funds, which did not previously have Class I shares, the Class S shares were redesignated as Class I shares. The Small Cap Value Fund offers Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (”RBC GAM (US)“ or ”Advisor“ or ”Co-Administrator“) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies:

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (”FASB“) Accounting Standard Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, ”Financial Services-Investment Companies.“ Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (”NYSE“).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the

62

NOTES TO FINANCIAL STATEMENTS

exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were

63

NOTES TO FINANCIAL STATEMENTS

to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

●    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2016 is as follows:

Investments in Securities	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
SMID Cap Growth Fund	$67,339,494(a)	$—	$—	$ 67,339,494
Enterprise Fund	100,493,962(a)	—	—	100,493,962
Small Cap Core Fund	231,376,713(a)	—	—	231,376,713
Microcap Value Fund	141,390,347(a)	601,864(b)	—	141,992,211
Mid Cap Value Fund	6,597,289(a)	—	—	6,597,289
Small Cap Value Fund	5,499,958(a)	—	—	5,499,958

(a) The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.

64

NOTES TO FINANCIAL STATEMENTS

(b) Represents securities in the Consumer Discretionary ($539,371), Industrials ($57,840), Financials ($118), Information Technology ($4,500), and Rights/Warrants ($35) sections of the Schedule of Portfolio Investments.

The Funds did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2016.

During the period ended March 31, 2016, the Funds, except Microcap Value Fund, recognized no transfers to/from Level 1 or Level 2. For Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $254,898 were due to the absence of an active trading market for the securities on March 31, 2016; Securities were transferred from Level 2 to Level 1 in the amount of $2,049,088 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

The Funds’ assets assigned to the Level 3 category, which were fair valued at zero, were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no repurchase agreements held during the six months ended March 31, 2016.

Affiliated Investments:

Small Cap Value Fund invests in other Funds of the Trust (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in Affiliated Funds.

	Value September 30, 2015	Purchases	Sales	Value March 31, 2016	Dividends
Investments in RBC Prime Money Market Fund — Institutional Class 1
Small Cap Value Fund	$ 262,339	$ 433,734	$ 516,043	$ 180,030	$151

65

NOTES TO FINANCIAL STATEMENTS

Offering Costs:

Upon commencement of operations, offering costs associated with the establishment of the Small Cap Value Fund were incurred by the Fund. Offering costs are amortized and included in expenses over a 12-month period beginning with the commencement of operations and are included in the Statements of Operations. Unamortized offering costs are included in prepaid expenses on the Statements of Assets and Liabilities.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss and basis adjustments on investments in real estate investment trusts (REITs), passive foreign investment companies (PFICs) and partnerships.), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the agreements, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%

66

NOTES TO FINANCIAL STATEMENTS

	Average Daily Net Assets of Fund	Annual Rate

Enterprise Fund	Up to $30 million	1.00%
	Over $30 million	0.90%

Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Mid Cap Value Fund	All Net Assets	0.70%
Small Cap Value Fund	All Net Assets	0.80%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until January 31, 2017 (October 31, 2017 for Mid Cap Value Fund).

	Class A Annual Rate	Class I Annual Rate
SMID Cap Growth Fund	1.10%	0.85%
Enterprise Fund	1.33%	1.08%
Small Cap Core Fund	1.15%	0.90%
Microcap Value Fund	1.32%	1.07%
Mid Cap Value Fund	0.80%	0.55%
Small Cap Value Fund	N/A	1.00%

Each Fund will carry forward, for a period not to exceed 12 months (for each of the Funds except Small Cap Value Fund which is for a period not to exceed 3 years from the end of the fiscal year in which fee was waived or reimbursement made) from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. At March 31, 2016, the amounts subject to possible recoupment under the expense limitation agreement are $162,847, $175,192, $618,871, $266,161, $151,256 and $154,856 for SMID Cap Growth, Enterprise, Small Cap Core, Microcap Value, Mid Cap Value and Small Cap Value Funds, respectively. For Small Cap Value Fund, the amount subject to possible recoupment includes $106,609 for 9/30/15 (expiration date 9/30/18) and $48,247 for 3/31/16 (expiration date 9/30/19). There was no recoupment of expense reimbursements/waivers during the period. Amounts from prior years are no longer subject to recoupment.

RBC GAM (US) voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees Small Cap Value Fund pays to RBC GAM (US) indirectly through its investment in an affiliated money market fund. For the period ended March 31, 2016, the amount waived was $89 and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) receives from each Fund except Small Cap Value Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. BNY Mellon receives a fee for its services payable by each Fund based on each Funds’ average net assets. RBC GAM (US)’s fee is listed as ”Administration fees“ in the Statements of Operations. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain officers and trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

67

NOTES TO FINANCIAL STATEMENTS

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $46,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,000 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

In conjunction with the launch of the Mid Cap Value Fund and Small Cap Value Fund, the Advisor invested seed capital to provide each of these two Funds with its initial investment assets. The table below shows, as of March 31, 2016, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Mid Cap Value Fund	$6,637,054	312,272	47.9%
Small Cap Value Fund	$5,438,609	513,596	95.0%

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the Plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the six months ended March 31, 2016, there were no fees waived by the Distributor.

For the six months ended March 31, 2016, the Distributor received commissions of $3,485 front-end sales charges of Class A shares of the Funds, of which $580 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the six months ended March 31, 2016.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year or period ended March 31, 2016 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$1,675,029	$4,302,091
Enterprise Fund	6,398,003	12,881,799
Small Cap Core Fund	25,207,904	35,218,871
Microcap Value Fund	13,049,474	16,587,539
Mid Cap Value Fund	7,392,061	6,080,250
Small Cap Value Fund	1,718,278	1,556,006

68

NOTES TO FINANCIAL STATEMENTS

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, certain of the Funds participate in a “commission recapture” program under which brokerage transactions are directed to Capital Institutional Services Inc. (“CAPIS”) and its correspondent brokers. A portion of the commissions paid under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015	For the Year Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)		(Unaudited)

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$177,097	$304,193	$33,075	$115,122
Distributions reinvested	1,353,008	1,949,610	73,756	303,050
Cost of shares redeemed	(469,984)	(1,037,992)	(178,050)	(1,291,739)

Change in Class A	$1,060,121	$1,215,811	$(71,219)	$(873,567)

Class I
Proceeds from shares issued	$2,289,142	$3,981,200	$244,590	$773,141
Distributions reinvested	5,495,994	8,205,484	5,738,542	14,468,460
Cost of shares redeemed	(5,673,067)	(6,959,876)	(5,245,240)	(10,602,168)

Change in Class I	$2,112,069	$5,226,808	$737,892	$4,639,433

Change in net assets resulting from capital transactions	$3,172,190	$6,442,619	$666,673	$3,765,866

SHARE TRANSACTIONS:
Class A
Issued	13,696	20,456	1,669	4,948
Reinvested	106,452	137,296	3,917	13,136
Redeemed	(36,640)	(69,800)	(9,458)	(55,736)

Change in Class A	83,508	87,952	(3,872)	(37,652)

Class I
Issued	161,920	257,564	12,330	32,125
Reinvested	395,965	534,908	295,801	609,969
Redeemed	(406,158)	(434,155)	(261,668)	(444,102)

Change in Class I	151,727	358,317	46,463	197,992

Change in shares resulting from capital transactions	235,235	446,269	42,591	160,340

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)		(Unaudited)

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,665,580	$1,859,528	$742,775	$4,721,749
Distributions reinvested	154,270	319,421	106,116	203,435
Cost of shares redeemed	(974,004)	(3,359,271)	(1,084,601)	(4,150,550)

Change in Class A	$3,845,846	$(1,180,322)	$(235,710)	$774,634

69

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015
	(Unaudited)		(Unaudited)
(cont.)
Class I
Proceeds from shares issued	$18,346,186	$81,509,841	$9,573,071	$17,864,601
Distributions reinvested	3,096,191	7,949,193	1,853,115	4,006,842
Cost of shares redeemed	(32,103,741)	(55,479,521)	(10,918,221)	(21,773,627)

Change in Class I	$(10,661,364)	$33,979,513	$507,965	$97,816

Change in net assets resulting from capital transactions	$(6,815,518)	$32,799,191	$272,255	$872,450

SHARE TRANSACTIONS:
Class A
Issued	155,193	57,418	28,650	166,680
Reinvested	5,271	10,114	4,023	7,352
Redeemed	(34,952)	(104,297)	(42,304)	(151,879)

Change in Class A	125,512	(36,765)	(9,631)	22,153

Class I
Issued	629,091	2,467,921	370,772	629,250
Reinvested	101,982	243,243	70,247	144,861
Redeemed	(1,132,150)	(1,670,638)	(419,670)	(780,021)

Change in Class I	(401,077)	1,040,526	21,349	(5,910)

Change in shares resulting from capital transactions	(275,565)	1,003,761	11,718	16,243

	Mid Cap Value Fund		Small Cap Value Fund
	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016	For the Period Ended September 30, 2015 (a)
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,951	$—	$—	$—
Distributions reinvested	55	—	—	—
Cost of shares redeemed	—	—	—	—

Change in Class A	$18,006	$—	$—	$—

Class I
Proceeds from shares issued	$1,691,819	$1,401,090	$59,135	$5,207,396
Distributions reinvested	591,611	843,794	119,352	14,660
Cost of shares redeemed	(366,652)	(932,149)	—	—

Change in Class I	$1,916,778	$1,312,735	$178,487	$5,222,056

Change in net assets resulting from capital transactions	$1,934,784	$1,312,735	$178,487	$5,222,056

SHARE TRANSACTIONS:
Class A
Issued	1,814	—	—	—
Reinvested	5	—	—	—
Redeemed	—	—	—	—

Change in Class A	1,819	—	—	—

Class I
Issued	182,563	111,075	6,062	521,010
Reinvested	56,511	70,316	12,254	1,454
Redeemed	(37,097)	(73,531)	—	—

Change in Class I	201,977	107,860	18,316	522,464

Change in shares resulting from capital transactions	203,796	107,860	18,316	522,464

(a) For the period from December 3, 2014 (commencement of operations) to September 30, 2015.

70

NOTES TO FINANCIAL STATEMENTS

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2012, 2013, 2014 and 2015 for all funds except Small Cap Value Fund, which is for the period ended September 30, 2015), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2016, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$46,645,511	$23,012,088	$(2,318,105)	$20,693,983
Enterprise Fund	74,711,625	34,435,629	(8,653,291)	25,782,338
Small Cap Core Fund	198,148,605	57,813,224	(24,585,116)	33,228,108
Microcap Value Fund	125,530,057	46,475,705	(30,013,550)	16,462,155
Mid Cap Value Fund	6,514,455	548,204	(465,370)	82,834
Small Cap Value Fund	5,503,240	425,739	(429,021)	(3,282)

 The tax character of distributions during the fiscal year ended September 30, 2015 was as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$10,208,813	$10,208,813	$10,208,813
Enterprise Fund	—	15,629,225	15,629,225	15,629,225
Small Cap Core Fund	1,478,926	7,064,008	8,542,934	8,542,934
Microcap Value Fund	894,785	3,741,098	4,635,883	4,635,883
Mid Cap Value Fund	635,033	256,854	891,887	891,887
Small Cap Value Fund	14,660	—	14,660	14,660

 The tax basis of components of accumulated earning/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2016.

As of September 30, 2015, the Funds did not have any capital loss carryforwards for federal income tax purposes.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund, Enterprise Fund, and Small Cap Core Fund had deferred qualified late-year ordinary losses of $213,748, $337,037, and 256,363, respectively and the SMID Cap Growth Fund had qualified late-year short term capital losses of $25,281, which will be treated as arising on the first business day of the fiscal year ending September 30, 2016.

71

NOTES TO FINANCIAL STATEMENTS

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, and may also limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in certain situations, such as where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the six months ended March 31, 2016, the redemption fees collected by the Funds which are included in the cost of shares redeemed on the Statements of Changes in Net Assets are as follows:

Redemption Fees
SMID Cap Growth Fund	$ 8
Enterprise Fund	3
Small Cap Core Fund	29
Microcap Value Fund	107

9. Soft Dollars:

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of March 31, 2016, certain of the Funds used soft dollar arrangements on a limited basis. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Subsequent Events:

Fund Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

72

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer two share classes. These two share classes are the A and I classes.

Class A

Class A shares of all Funds except Small Cap Value are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Equity Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

73

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/15-3/31/16	Annualized Expense Ratio During Period 10/1/15-3/31/16

SMID Cap Growth Fund	Class A	$1,000.00	$1,065.70	$5.68	1.10%
	Class I	1,000.00	1,067.70	4.39	0.85%

Enterprise Fund	Class A	1,000.00	997.60	6.64	1.33%
	Class I	1,000.00	998.80	5.40	1.08%

Small Cap Core Fund	Class A	1,000.00	1,039.80	5.86	1.15%
	Class I	1,000.00	1,041.10	4.59	0.90%

Microcap Value Fund	Class A	1,000.00	1,024.40	6.68	1.32%
	Class I	1,000.00	1,025.80	5.42	1.07%

Mid Cap Value Fund	Class A	1,000.00	1,017.00	4.03	0.80%
	Class I	1,000.00	1,018.60	2.78	0.55%

Small Cap Value Fund	Class I	1,000.00	1,058.90	5.15	1.00%

 *Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one-half year period).

74

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/15-3/31/16	Annualized Expense Ratio During Period 10/1/15-3/31/16

SMID Cap Growth Fund	Class A	$1,000.00	$1,019.50	$5.55	1.10%
	Class I	1,000.00	1,020.75	4.29	0.85%

Enterprise Fund	Class A	1,000.00	1,018.35	6.71	1.33%
	Class I	1,000.00	1,019.60	5.45	1.08%

Small Cap Core Fund	Class A	1,000.00	1,019.25	5.81	1.15%
	Class I	1,000.00	1,020.50	4.55	0.90%

Microcap Value Fund	Class A	1,000.00	1,018.40	6.66	1.32%
	Class I	1,000.00	1,019.65	5.40	1.07%

Mid Cap Value Fund	Class A	1,000.00	1,021.00	4.04	0.80%
	Class I	1,000.00	1,022.25	2.78	0.55%

Small Cap Value Fund	Class I	1,000.00	1,020.00	5.05	1.00%

 *Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one-half year period).

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2016.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-16

	RBC Funds

About Your Semi Annual Report

This semi annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of holdings.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and additional performance information are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents
	Money Market Portfolio Managers	1
	Performance Summary	2
	Schedules of Portfolio Investments	5
	Financial Statements
	- Statements of Assets and Liabilities	19
	- Statements of Operations	21
	- Statements of Changes in Net Assets	22
	Financial Highlights	24
	Notes to Financial Statements	28
	Supplemental Information	37

MONEY MARKET PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of each of the Money Market Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brandon T. Swensen, CFA

Vice President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM (US)’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for several cash management and core solutions, including the Money Market Funds. Brandon joined RBC GAM (US) in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

1

	PERFORMANCE SUMMARY (UNAUDITED)

Investment Objective

Each of the RBC Money Market Funds was managed to preserve principal. This means that the share price of each fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

		Total Return for the Six Months Ended March 31, 2016 (Unaudited)
			SEC 7-Day Annualized Yield (1)
			March 31, 2016 (Unaudited)	September 30, 2015
	Prime Money Market Fund
	RBC Institutional Class 1	0.09%	0.23%	0.01%
	RBC Investor Class	0.01%	0.01%	0.01%
	RBC Reserve Class	0.01%	0.01%	0.01%
	RBC Select Class	0.01%	0.01%	0.01%

	U.S. Government Money Market Fund
	RBC Institutional Class 1	0.06%	0.25%	0.01%
	RBC Institutional Class 2	0.03%	0.14%	0.01%
	RBC Investor Class	0.01%	0.01%	0.01%
	RBC Reserve Class	0.01%	0.01%	0.01%
	RBC Select Class	0.01%	0.01%	0.01%

(1)   As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

2

PERFORMANCE SUMMARY (UNAUDITED)

			Asset Allocation

Money Market Maturity Schedules
As a percentage of value of investments based on effective maturity as of March 31, 2016.

	Prime Money Market Fund	U.S. Government Money Market Fund
Less than 8 days	68.1%	47.5%
8 to 14 Days	3.6%	7.4%
15 to 30 Days	15.7%	12.3%
31 to 180 Days	10.9%	26.3%
Over 180 Days	1.7%	6.5%

3

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4

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

March 31, 2016 (Unaudited)

Principal Amount		Value

Asset Backed Commercial Paper — 5.43%
Finance - Diversified Domestic — 5.43%
$25,000,000	Collateralized Commercial Paper II Co., LLC, 0.52%, 5/16/16(a)(b)	$24,983,750
40,000,000	Kells Funding LLC, 0.50%, 4/4/16(a)(b)	39,998,333
40,000,000	Kells Funding LLC, 0.57%, 4/14/16(a)(b)	39,991,767

Total Asset Backed Commercial Paper		104,973,850

(Cost $104,973,850)
Commercial Paper — 28.75%
Agriculture — 1.04%
20,000,000	Archer Daniels Midland Co., 0.38%, 4/7/16(a)(b)	19,998,733

Banks - Australia & New Zealand — 2.07%
40,000,000	Australia & New Zealand Banking Group Ltd., 0.51%, 4/4/16(a)(b)	39,998,300

Banks - Canadian — 5.05%
25,000,000	Bank of Nova Scotia, 0.50%, 5/9/16(a)(b)	24,986,805
25,000,000	Bank of Nova Scotia, 0.62%, 4/25/16(a)(b)	25,000,000
25,000,000	Toronto Dominion Holdings, 0.45%, 4/14/16(a)(b)	24,995,937
22,500,000	Toronto Dominion Holdings, 0.57%, 5/2/16(a)(b)	22,488,956

		97,471,698

Banks - Domestic — 1.29%
25,000,000	JP Morgan Securities LLC, 0.66%, 5/25/16(b)	25,000,000

Banks - Foreign — 4.40%
35,000,000	Rabobank Nederland NY, 0.43%, 4/28/16(b)	34,988,713
25,000,000	Rabobank Nederland NY, 0.46%, 5/3/16(b)	24,989,889
25,000,000	Svenska Handelsbanken AB, 0.46%, 4/15/16(a)(b)	24,995,528

		84,974,130

Consumer Discretionary — 2.07%
40,000,000	Coca-Cola Co., 0.56%, 4/19/16(a)(b)	39,988,800

Finance - Diversified Domestic — 6.62%
20,000,000	ABB Treasury Center USA, Inc., 0.35%, 4/4/16(a)(b)	19,999,417
50,000,000	ABB Treasury Center USA, Inc., 0.35%, 4/7/16(a)(b)	49,997,083
33,000,000	Cargill Global Fund Plc, 0.36%, 4/5/16(a)(b)	32,998,680
25,000,000	Toyota Credit Canada, Inc., 0.62%, 5/26/16(b)	24,976,319

		127,971,499

Finance - Diversified Foreign — 3.88%
50,000,000	Nordea Bank AB, 0.56%, 4/5/16(a)(b)	49,996,917
25,000,000	Nordea Bank AB, 0.56%, 5/17/16(a)(b)	24,982,271

		74,979,188

5

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

Manufacturing — 2.33%
$45,000,000	Danaher Corp., 0.38%, 4/5/16(a)(b)	$44,998,100

Total Commercial Paper		555,380,448

(Cost $555,380,448)
Certificates of Deposit, Yankee(c) — 13.46%
Banks - Foreign — 4.92%
95,000,000	BNP Paribas NY, 0.25%, 4/1/16	95,000,000

Banks - Japanese — 3.88%
25,000,000	Sumitomo Mitsui Bank NY, 0.35%, 4/5/16	25,000,000
25,000,000	Sumitomo Mitsui Bank NY, 0.35%, 4/7/16	25,000,000
25,000,000	Sumitomo Mitsui Bank NY, 0.40%, 4/29/16	25,000,000

		75,000,000

Banks - United Kingdom — 4.66%
90,000,000	Lloyds TSB Bank Plc, 0.26%, 4/1/16	90,000,000

Total Certificates of Deposit, Yankee		260,000,000

(Cost $260,000,000)

Corporate Bonds — 14.24%
Banks - Australia & New Zealand — 2.59%
25,000,000	Australia & New Zealand Banking Group Ltd., 0.65%, 5/23/16(a)(d)	25,000,000
25,000,000	Westpac Banking Corp., 0.59%, 5/9/16(a)(d)	25,000,000

		50,000,000

Banks - Canadian — 7.76%
25,000,000	Bank of Montreal Chicago, 0.63%, 4/25/16(d)	25,000,000
25,000,000	Bank of Montreal Chicago, 0.63%, 5/20/16(d)	25,000,000
25,000,000	Bank of Nova Scotia Houston, 0.63%, 5/6/16(d)	25,000,000
25,000,000	Canadian Imperial Bank of Commerce NY, 0.61%, 4/1/16(d)	25,000,000
25,000,000	Canadian Imperial Bank of Commerce NY, 0.67%, 5/25/16(d)	25,000,000
25,000,000	Toronto Dominion Bank, 0.61%, 5/23/16(d)	25,000,000

		150,000,000

Banks - Domestic — 2.59%
25,000,000	Wells Fargo Bank N.A., 0.63%, 4/4/16(d)	25,000,000
25,000,000	Wells Fargo Bank N.A., 0.63%, 5/3/16(d)	25,000,000

		50,000,000

Finance - Diversified Domestic — 1.30%
100,000	Jets Stadium Development LLC, 0.39%, 4/1/47(a)(d)	100,000

6

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$25,000,000	Toyota Motor Credit Corp., 0.37%, 4/4/16(d)	$25,000,000

		25,100,000

Total Corporate Bonds		275,100,000

(Cost $275,100,000)
Municipal Bonds — 12.37%
Arizona — 0.47%
9,000,000	Salt River Pima-Maricopa Indian Community Public Improvements Revenue, 0.26%, 10/1/26, (LOC: Bank of America N.A.)(d)	9,000,000

California — 3.04%
15,000,000	University of California TECP, 0.34%, 4/4/16(b)	14,999,575
35,000,000	University of California TECP, 0.34%, 4/6/16(b)	34,998,347
8,835,000	University of California TECP, 0.40%, 4/26/16(b)	8,832,546

		58,830,468

Georgia — 2.29%
16,800,000	Atkinson/Coffee Counties Joint Development Authority Resource Recovery Revenue, 0.10%, 11/1/33, (LOC: Wells Fargo Bank N.A.)(d)	16,800,000
8,600,000	Macon-Bibb County Industrial Authority, 0.40%, 7/1/25, (LOC: Bank of America N.A.)(a)(d)	8,600,000
18,785,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.43%, 6/1/28, (LOC: Wells Fargo Bank N.A.)(d)	18,785,000

		44,185,000

Illinois — 0.44%
8,540,000	University of Illinois Facilities Revenue, Series S, 0.38%, 4/1/44, (LOC: Northern Trust Co.)(d)	8,540,000

New York — 3.68%
30,000,000	Long Island Power Authority TECP, 0.40%, 12/27/16	30,000,000
6,000,000	New York State Housing Finance Agency Multi-Family Housing Revenue, 0.38%, 11/1/48, (LOC: JP Morgan Chase Bank N.A.)(d)	6,000,000
10,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Sub-Series 2A, 0.40%, 11/15/28, (LOC: Bank of America N.A.)(d)	10,000,000
25,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Sub-Series 2B, 0.40%, 11/15/32, (LOC: Bank of America N.A.)(d)	25,000,000

		71,000,000

Pennsylvania — 1.29%
25,000,000	Carnegie Mellon University TECP, 0.35%, 4/4/16(b)	24,999,271

South Dakota — 0.52%
10,000,000	South Dakota Housing Development Authority Revenue, 0.45%, 11/1/45(d)	10,000,000

7

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

Virginia — 0.64%
$12,305,000	Newport News Economic Development Authority Industrial Improvement Revenue, Series B, 0.43%, 7/1/31, (LOC: JP Morgan Chase Bank N.A.)(d)	$12,305,000

Total Municipal Bonds		238,859,739

(Cost $238,859,739)
Repurchase Agreements — 19.16%
155,000,000	BNP Paribas Securities Corp., dated 3/31/16; due 4/1/16 at 0.30% with maturity value of $155,001,292 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/26/16 to 1/31/20 at rates ranging from 0.00% to 1.25%, aggregate original par and fair value of $156,967,300 and $158,100,043, respectively)	155,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $158,100,043)	155,000,000

10,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/16; due 4/1/16 at 0.28% with maturity value of $10,000,078 (fully collateralized by a U.S. Treasury security with a maturity date of 3/31/23 at a rate of 1.50%, original par and fair value of $10,269,000 and $10,200,003, respectively)	10,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $10,200,003)	10,000,000

90,000,000	Deutsche Bank Securities, dated 3/31/16; due 4/1/16 at 0.32% with maturity value of $90,000,800 (fully collateralized by a U.S. Treasury security with a maturity date of 5/15/25 at a rate of 2.125%, original par and fair value of $88,706,600 and $91,800,060, respectively)	90,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $91,800,060)	90,000,000

40,000,000	TD Securities (USA), dated 3/31/16; due 4/1/16 at 0.32% with maturity value of $40,000,356 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 1/1/28 to 2/1/42 at rates ranging from 2.50% to 4.00%, aggregate original par and fair value of $78,706,999 and $40,800,000, respectively)	40,000,000

	Total Value of TD Securities (USA), (collateral value of $40,800,000)	40,000,000

8

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$75,000,000	Wells Fargo Securities, dated 3/31/16; due 4/1/16 at 0.31% with maturity value of $75,000,646 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/31/18 to 5/15/21 at a rate of 0.00%, aggregate original par and fair value of $79,928,108 and $76,500,000, respectively)	$75,000,000

	Total Value of Wells Fargo Securities, (collateral value of $76,500,000)	75,000,000

Total Repurchase Agreements		370,000,000

(Cost $370,000,000)
Total Investments		1,804,314,037
(Cost 1,804,314,037)(e) — 93.41%

Other assets in excess of liabilities — 6.59%		127,313,307

NET ASSETS — 100.00%		$1,931,627,344

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2016. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC - Letter of Credit

TECP - Tax Exempt Commercial Paper

See Notes to Financial Statements.

9

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2016 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Corporate Bonds — 0.16%
Information Technology — 0.16%
$15,200,000	Net Magan Two LLC, 0.43%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 9.08%
California — 0.96%
17,600,000	California Statewide Communities Development Authority Multi Family Housing Kimberly Woods Revenue, Series B, 0.39%, 6/15/25, (Credit Support: Fannie Mae)(a)	17,600,000
50,000,000	County of Contra Costa Multi Family Housing Refunding Revenue Park Regency, Series F, 0.33%, 10/15/33, (Credit Support: Fannie Mae)(a)	50,000,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.31%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000

		88,400,000

New York — 8.12%
34,445,000	New York City Housing Development Corp. Multi Family 2 Gold Street Revenue, Series B, 0.45%, 4/15/36, (Credit Support: Fannie Mae)(a)	34,445,000
20,700,000	New York City Housing Development Corp. Multi Family 201 Pearl Street Revenue, Series A, 0.49%, 10/15/41, (Credit Support: Fannie Mae)(a)	20,700,000
34,900,000	New York City Housing Development Corp. Multi Family 90 West Street Revenue, Series A, 0.29%, 3/15/36, (Credit Support: Fannie Mae)(a)	34,900,000
3,600,000	New York City Housing Development Corp. Multi Family Revenue, Series B, 0.40%, 11/15/35, (Credit Support: Fannie Mae)(a)	3,600,000
14,300,000	New York State Dormitory Authority Nursing Home Improvements Revenue, Series A, 0.37%, 11/15/36, (Credit Support: Fannie Mae)(a)	14,300,000
6,550,000	New York State Dormitory Authority Nursing Home Improvements Revenue, Series B, 0.40%, 11/15/36, (Credit Support: Fannie Mae)(a)	6,550,000
50,145,000	New York State Housing Finance Agency 10 Barclay Street Revenue, Series A, 0.30%, 11/15/37, (Credit Support: Fannie Mae)(a)	50,145,000
52,850,000	New York State Housing Finance Agency 101 West End Revenue, 0.39%, 5/15/31, (Credit Support: Fannie Mae)(a)	52,850,000
73,400,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.39%, 5/15/32, (Credit Support: Fannie Mae)(a)	73,400,000
10,000,000	New York State Housing Finance Agency 42nd & 10th Street Revenue, Series A, 0.41%, 11/1/41, (Credit Support: Freddie Mac)(a)	10,000,000

10

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 24,500,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, Series A, 0.35%, 5/15/41, (Credit Support: Fannie Mae)(a)	$24,500,000
77,755,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, Series A, 0.37%, 5/15/41, (Credit Support: Fannie Mae)(a)	77,755,000
100,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.52%, 11/1/38, (Credit Support: Freddie Mac)(a)	100,000,000
28,100,000	New York State Housing Finance Agency Clinton Park Revenue, Series A, 0.39%, 11/1/44, (Credit Support: Freddie Mac)(a)	28,100,000
62,810,000	New York State Housing Finance Agency Taconic Refunding Revenue, 0.30%, 5/15/39, (Credit Support: Fannie Mae)(a)	62,810,000
61,400,000	New York State Housing Finance Agency West 23rd Street Revenue, Series A, 0.29%, 5/15/33, (Credit Support: Fannie Mae)(a)	61,400,000
26,000,000	New York State Housing Finance Agency West 23rd Street Revenue, Series A, 0.39%, 5/15/33, (Credit Support: Fannie Mae)(a)	26,000,000
46,800,000	New York State Housing Finance Agency West 38th Street Revenue, Class A, 0.39%, 5/15/33, (Credit Support: Fannie Mae)(a)	46,800,000
11,200,000	New York State Housing Finance Agency Worth Street Revenue, Series A, 0.51%, 5/15/33, (Credit Support: Fannie Mae)(a)	11,200,000
10,390,000	New York State Housing Finance Agency, College Arms Revenue, Series A, 0.39%, 5/1/48, (Credit Support: Freddie Mac)(a)	10,390,000

		749,845,000

Total U.S. Government Agency Backed Municipal Bonds		838,245,000

(Cost $838,245,000)
U.S. Government Agency Obligations — 60.46%
Fannie Mae — 9.94%
12,014,000	0.34%, 5/2/16(b)	12,010,457
39,053,300	0.41%, 7/1/16(b)	39,012,826
51,000,000	0.42%, 6/1/16(b)	50,963,921
36,082,000	0.42%, 6/1/16(b)	36,056,475
24,189,000	0.42%, 5/2/16(b)	24,180,252
175,000,000	0.44%, 7/1/16(b)	174,807,574
33,396,000	0.44%, 7/1/16(b)	33,359,278
101,918,000	0.44%, 5/2/16(b)	101,879,823
10,800,000	0.44%, 7/25/16(a)	10,801,872
25,000,000	0.45%, 8/16/17(a)	24,996,524
50,000,000	0.45%, 9/8/17(a)	49,954,736
5,000,000	0.46%, 8/15/16(a)	5,000,766
50,000,000	0.51%, 10/21/16(a)	49,998,999
12,064,700	0.57%, 4/1/16(b)	12,064,700
39,077,600	0.57%, 4/1/16(b)	39,077,600

11

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$52,000,000	0.59%, 4/1/16(b)	$52,000,000
161,252	0.78%, 1/25/17(a)	161,252
9,661,236	1.07%, 11/25/16(a)	9,665,430
185,091	1.11%, 2/25/17	185,207
56,820,000	1.38%, 11/15/16	57,024,343
72,047,000	2.38%, 4/11/16	72,088,033
34,765,812	4.74%, 4/1/16	34,765,812
12,868,000	5.00%, 2/13/17	13,333,637
14,000,000	5.25%, 9/15/16	14,295,109

		917,684,626

Federal Farm Credit Bank — 8.36%
35,000,000	0.38%, 4/5/16(a)	34,999,573
25,000,000	0.41%, 10/3/16(a)	24,998,142
53,000,000	0.44%, 1/30/17(a)	52,969,804
15,000,000	0.45%, 10/13/17(a)	14,969,842
50,000,000	0.45%, 5/5/16(a)	50,000,715
10,000,000	0.46%, 7/8/16(a)	10,001,771
22,290,000	0.46%, 9/14/16(a)	22,296,533
9,000,000	0.46%, 10/11/16(a)	8,999,795
26,000,000	0.46%, 3/27/17(a)	25,988,238
25,000,000	0.46%, 10/3/16(a)	25,003,204
62,000,000	0.46%, 3/13/17(a)	62,014,871
3,000,000	0.47%, 1/3/17(a)	3,001,498
61,511,000	0.47%, 5/12/17(a)	61,424,351
9,565,000	0.47%, 10/11/16(a)	9,568,897
7,250,000	0.47%, 3/24/17(a)	7,253,242
55,400,000	0.48%, 8/4/17(a)	55,433,950
25,000,000	0.49%, 3/2/17(a)	24,985,252
42,089,000	0.49%, 4/17/17(a)	42,098,699
16,340,000	0.50%, 11/6/17(a)	16,319,028
50,000,000	0.51%, 6/19/17(a)	49,998,181
23,500,000	0.51%, 4/11/16(a)	23,499,902
14,250,000	0.52%, 9/30/16(a)	14,231,877
16,000,000	0.53%, 6/9/16(a)	15,998,165
7,300,000	0.53%, 9/19/16(a)	7,301,896
3,240,000	0.53%, 10/17/17(a)	3,234,586
14,500,000	0.56%, 9/12/17(a)	14,488,895
3,500,000	0.60%, 6/13/17(a)	3,499,753
25,000,000	0.61%, 4/4/18(a)	24,994,963
12,610,000	0.62%, 7/15/16(a)	12,613,675
50,000,000	0.68%, 11/27/17(a)	49,983,305

		772,172,603

Federal Home Loan Bank — 34.09%
50,000,000	0.24%, 4/6/16(b)	49,998,368
50,000,000	0.24%, 4/8/16(b)	49,997,667
50,000,000	0.24%, 4/15/16(b)	49,995,333

12

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 47,500,000	0.25%, 4/13/16(b)	$47,496,042
25,000,000	0.25%, 4/15/16(b)	24,997,569
45,000,000	0.26%, 4/20/16(b)	44,993,849
50,000,000	0.33%, 4/1/16	50,000,000
42,500,000	0.34%, 4/22/16(b)	42,491,571
75,000,000	0.37%, 4/14/16(b)	74,989,979
32,000,000	0.37%, 6/17/16(b)	31,974,676
85,500,000	0.37%, 6/22/16(b)	85,428,916
85,000,000	0.37%, 7/22/16(a)	84,992,442
40,000,000	0.37%, 4/6/16(b)	39,997,944
47,500,000	0.37%, 4/8/16(b)	47,496,583
65,000,000	0.37%, 4/20/16(b)	64,987,307
50,000,000	0.37%, 5/18/16(b)	49,975,586
90,000,000	0.38%, 4/6/16(b)	89,995,250
70,000,000	0.38%, 4/8/16(b)	69,994,896
30,000,000	0.38%, 4/13/16(b)	29,996,250
108,000,000	0.38%, 4/15/16(b)	107,984,085
62,500,000	0.38%, 4/22/16(b)	62,486,219
25,000,000	0.38%, 5/18/16(b)	24,987,760
113,000,000	0.38%, 5/20/16(b)	112,941,894
25,000,000	0.39%, 5/11/16(b)	24,989,306
90,000,000	0.39%, 6/8/16(b)	89,933,700
50,000,000	0.39%, 6/10/16(b)	49,962,083
47,500,000	0.39%, 6/16/16(b)	47,461,218
50,000,000	0.39%, 5/25/16(a)	49,998,205
35,000,000	0.39%, 5/25/16(a)	34,999,589
15,000,000	0.39%, 8/18/16(a)	14,998,339
20,000,000	0.39%, 8/25/16(a)	20,000,000
25,000,000	0.39%, 1/17/17(a)	24,971,896
120,000,000	0.39%, 5/27/16(b)	119,927,200
25,000,000	0.40%, 4/27/16(b)	24,992,778
85,000,000	0.40%, 5/25/16(b)	84,949,255
100,000,000	0.40%, 6/3/16(b)	99,930,000
42,500,000	0.40%, 6/1/16(a)	42,499,556
62,500,000	0.40%, 5/6/16(b)	62,475,694
85,000,000	0.40%, 6/1/16(b)	84,943,107
50,000,000	0.41%, 7/29/16(a)	50,000,000
46,750,000	0.41%, 5/4/16(b)	46,732,622
25,000,000	0.42%, 2/28/17(a)	25,000,000
24,480,000	0.43%, 4/29/16(b)	24,471,813
25,000,000	0.43%, 7/6/16(a)	25,000,000
19,000,000	0.46%, 5/13/16(a)	19,001,261
45,000,000	0.47%, 7/1/16(a)	44,999,740
25,000,000	0.47%, 8/2/16(a)	24,999,599
25,000,000	0.48%, 5/17/16(a)	25,000,000
8,000,000	0.48%, 1/30/17(a)	7,982,533
25,000,000	0.48%, 2/14/17(a)	24,988,326
4,000,000	0.49%, 2/7/17(a)	3,997,487

13

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 50,000,000	0.50%, 7/13/16(a)	$50,000,000
42,500,000	0.51%, 10/13/16(a)	42,497,620
60,000,000	0.52%, 6/21/16(a)	60,001,605
28,000,000	0.52%, 8/26/16(a)	28,000,000
25,000,000	0.53%, 5/20/16(a)	25,000,000
35,000,000	0.53%, 6/14/16(a)	35,000,000
25,000,000	0.54%, 7/15/16(a)	24,999,639
60,000,000	0.54%, 11/1/16(a)	60,000,000
45,000,000	0.56%, 2/7/17(a)	45,000,000
35,000,000	0.57%, 1/6/17(a)	35,007,587
25,000,000	0.58%, 11/25/16(a)	25,000,000
50,000,000	0.58%, 1/13/17(a)	50,000,000
25,000,000	0.60%, 8/10/17(a)	24,998,288
10,000,000	0.61%, 7/15/16(b)	9,982,208
25,000,000	0.61%, 9/11/17(a)	24,992,342
25,000,000	0.61%, 10/4/17(a)	24,996,020
44,780,000	5.38%, 5/18/16	45,066,452

		3,147,947,254

Freddie Mac — 4.88%
13,500,000	0.36%, 4/19/16(b)	13,497,570
25,000,000	0.39%, 8/17/16(a)	25,000,000
25,000,000	0.41%, 9/2/16(a)	25,000,000
55,000,000	0.42%, 6/15/16(a)	54,998,653
50,000,000	0.43%, 7/21/16(a)	49,998,443
20,000,000	0.43%, 9/16/16(a)	20,000,000
65,055,000	0.50%,1/27/17	64,937,779
17,000,000	0.50%, 5/13/16	17,002,507
75,000,000	0.56%, 7/21/17(a)	74,989,937
15,000,000	0.88%, 10/14/16	15,011,515
42,000,000	0.88%, 2/22/17	42,087,960
9,162,108	1.66%,11/25/16	9,180,508
27,500,000	2.50%, 5/27/16	27,589,424
11,500,000	5.25%, 4/18/16	11,525,967

		450,820,263

Overseas Private Investment Corp. — 3.19%
14,310,000	0.00%, 5/2/16(c)	14,310,000
13,455,000	0.00%, 5/2/16(c)	13,455,000
18,666,667	0.40%, 8/15/19(a)	18,666,667
4,687,500	0.40%, 11/20/19(a)	4,687,500
140,000,000	0.40%, 9/15/20(a)	140,000,000
5,000,000	0.40%, 7/20/22(a)	5,000,000
10,000,000	0.40%, 9/15/22(a)	10,000,000
27,000,000	0.40%, 7/15/25(a)	27,000,000
11,000,000	0.40%, 10/10/25(a)	11,000,000
15,000,000	0.40%, 11/15/28(a)	15,000,000
28,100,000	0.40%, 1/15/30(a)	28,100,000

14

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$ 7,000,000	0.40%, 10/15/33(a)	$7,000,000

		294,219,167

Total U.S. Government Agency Obligations		5,582,843,913

(Cost $5,582,843,913)

U.S. Treasury Obligations — 10.16%
U.S. Treasury Notes — 10.16%
25,000,000	0.37%, 4/30/17(a)	24,958,578
50,000,000	0.38%, 5/31/16	49,997,130
51,475,000	0.47%, 10/31/17(a)	51,410,581
55,000,000	0.50%, 6/15/16	55,022,323
42,500,000	0.50%, 7/31/16	42,506,677
52,500,000	0.50%, 8/31/16	52,516,974
50,000,000	0.50%, 11/30/16	49,974,957
25,000,000	0.50%, 1/31/17	24,934,720
30,065,000	0.57%, 1/31/18(a)	30,056,997
100,000,000	0.63%, 8/15/16	100,040,752
50,000,000	0.63%, 10/15/16	50,038,756
50,000,000	0.63%, 2/15/17	50,002,871
25,000,000	0.75%, 1/15/17	24,991,198
50,000,000	0.75%, 3/15/17	50,036,441
25,000,000	0.88%, 9/15/16	25,042,154
50,000,000	0.88%, 11/30/16	50,066,790
25,000,000	0.88%, 1/31/17	25,013,351
25,000,000	0.88%, 2/28/17	25,051,370
25,000,000	0.88%, 4/15/17	25,049,814
55,000,000	1.50%, 6/30/16	55,154,226
25,000,000	1.50%, 7/31/16	25,082,426
50,000,000	4.63%, 11/15/16	51,303,466

		938,252,552

Total U.S. Treasury Obligations		938,252,552

(Cost $938,252,552)

15

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

Repurchase Agreements — 24.36%
$ 45,000,000	BNP Paribas Securities Corp., dated 3/31/16; due 4/1/16 at 0.30% with maturity value of $45,000,375 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/31/17 to 2/15/45 at rates ranging from 0.00% to 2.375%, aggregate original par and fair value of $45,598,471 and $45,900,000, respectively)	$45,000,000
30,000,000	BNP Paribas Securities Corp., dated 3/31/16; due 4/1/16 at 0.31% with maturity value of $30,000,258 (fully collateralized by U.S. Treasury, Fannie Mae and Freddie Mac securities with maturity dates ranging from 8/1/16 to 3/1/46 at rates ranging from 0.50% to 7.00%, aggregate original par and fair value of $92,577,917 and $30,600,078, respectively)	30,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $76,500,078)	75,000,000

150,000,000	Citigroup Global, dated 3/29/16; due 4/5/16 at 0.31% with maturity value of $150,009,042 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/7/16 to 11/15/18 at rates ranging from 0.00% to 1.25%, aggregate original par and fair value of $151,901,000 and $153,000,062, respectively)	150,000,000
100,000,000	Citigroup Global, dated 3/29/16; due 4/5/16 at 0.32% with maturity value of $100,006,222 (fully collateralized by Fannie Mae and Federal Farm Credit Bank securities with maturity dates ranging from 5/9/18 to 11/15/30 at rates ranging from 0.6197% to 6.625%, aggregate original par and fair value of $88,628,000 and $102,000,073, respectively)	100,000,000
50,000,000	Citigroup Global, dated 3/31/16; due 4/1/16 at 0.31% with maturity value of $50,000,431 (fully collateralized by a U.S. Treasury security with a maturity date of 3/31/20 at a rate of 1.375%, original par and fair value of $50,542,100 and $51,000,011, respectively)	50,000,000
250,000,000	Citigroup Global, dated 3/31/16; due 4/1/16 at 0.32% with maturity value of $250,002,222 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 12/16/16 to 6/14/28 at rates ranging from 0.625% to 5.75%, aggregate original par and fair value of $246,802,000 and $255,003,504, respectively)	250,000,000
50,000,000	Citigroup Global, dated 3/31/16; due 4/1/16 at 0.33% with maturity value of $50,000,458 (fully collateralized by U.S. Treasury, Fannie Mae, Ginnie Mae, Federal Farm Credit Bank and Federal Home Loan Bank securities with maturity dates ranging from 5/15/16 to 5/15/44 at rates ranging from 0.00% to 10.00%, aggregate original par and fair value of $48,894,882 and $51,000,000, respectively)	50,000,000
100,000,000	Citigroup Global, dated 3/31/16; due 4/7/16 at 0.31% with maturity value of $100,006,028 (fully collateralized by a U.S. Treasury security with a maturity date of 8/15/20 at a rate of 2.625%, original par and fair value of $95,932,800 and $102,000,088, respectively)	100,000,000

16

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$150,000,000	Citigroup Global, dated 3/31/16; due 4/7/16 at 0.32% with maturity value of $150,009,333 (fully collateralized by Fannie Mae, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 7/30/18 to 12/3/24 at rates ranging from 1.00% to 2.65%, aggregate original par and fair value of $151,734,000 and $153,000,486, respectively)	$150,000,000

	Total Value of Citigroup Global, (collateral value of $867,004,224)	850,000,000

35,000,000	Deutsche Bank Securities, dated 3/31/16; due 4/1/16 at 0.32% with maturity value of $35,000,311 (fully collateralized by Fannie Mae securities with maturity dates ranging from 11/15/30 to 6/5/36 at rates ranging from 0.00% to 6.21%, aggregate original par and fair value of $36,443,000 and $35,700,437, respectively)	35,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $35,700,437)	35,000,000

400,000,000	Federal Reserve, dated 3/31/16; due 4/1/16 at 0.25% with maturity value of $400,002,778 (fully collateralized by a U.S. Treasury security with a maturity date of 11/15/22 at a rate of 1.625%, original par and fair value of $395,788,800 and $400,002,792, respectively)	400,000,000

	Total Value of Federal Reserve, (collateral value of $400,002,792)	400,000,000

150,000,000	Goldman Sachs & Co., dated 3/31/16; due 4/1/16 at 0.30% with maturity value of $150,001,250 (fully collateralized by Fannie Mae securities with maturity dates ranging from 1/1/30 to 12/1/45 at rates ranging from 3.50% to 4.00%, aggregate original par and fair value of $166,654,819 and $153,000,000, respectively)	150,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $153,000,000)	150,000,000

40,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/16; due 4/1/16 at 0.30% with maturity value of $40,000,333 (fully collateralized by a Freddie Mac security with a maturity date of 5/1/30 at a rate of 2.50%, original par and fair value of $42,996,121 and $40,800,001, respectively)	40,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $40,800,001)	40,000,000

100,000,000	TD Securities (USA), dated 3/29/16; due 4/5/16 at 0.33% with maturity value of $100,006,417 (fully collateralized by Fannie Mae securities with maturity dates ranging from 11/1/27 to 6/1/45 at rates ranging from 2.50% to 4.00%, aggregate original par and fair value of $114,394,694 and $102,000,000, respectively)	100,000,000

	Total Value of TD Securities (USA), (collateral value of $102,000,000)	100,000,000

17

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2016 (Unaudited)

Principal Amount		Value

$300,000,000	Wells Fargo Securities, dated 3/31/16; due 4/1/16 at 0.31% with maturity value of $300,002,583 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/15/16 to 2/15/45 at rates ranging from 0.00% to 4.25%, aggregate original par and fair value of $221,561,199 and $306,000,129, respectively)	$300,000,000
300,000,000	Wells Fargo Securities, dated 3/31/16; due 4/1/16 at 0.33% with maturity value of $300,002,750 (fully collateralized by Fannie Mae securities with maturity dates ranging from 12/1/30 to 1/1/46 at rates ranging from 3.50% to 4.00%, aggregate original par and fair value of $289,013,950 and $306,000,001, respectively)	300,000,000

	Total Value of Wells Fargo Securities, (collateral value of $612,000,130)	600,000,000

Total Repurchase Agreements		2,250,000,000

(Cost $2,250,000,000)

Total Investments		$9,624,541,465
(Cost 9,624,541,465)(d) — 104.22%

Liabilities in excess of other assets — (4.22)%		(389,797,058)

NET ASSETS — 100.00%		$9,234,744,407

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2016. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC -Letter of Credit

See Notes to Financial Statements.

18

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	Prime	U.S. Government
	Money	Money
	Market Fund	Market Fund
Assets:
Investments, at value (cost $1,804,314,037; $9,624,541,465 respectively)	$1,804,314,037*	$9,624,541,465**
Cash	128,970,734	53,708,989
Interest and dividends receivable	141,981	6,435,805
Prepaid expenses and other assets	72,790	99,694

Total Assets	1,933,499,542	9,684,785,953

Liabilities:
Distributions payable	88,462	83,791
Payable for investments purchased	—	447,192,272
Accrued expenses and other payables:
Investment advisory fees	400,461	757,437
Audit fees	17,595	17,595
Trustee fees	9,520	—
Distribution fees	943,527	1,803,802
Shareholder reports	143,137	18,020
Shareholder servicing fees	32,697	51,721
Transfer Agent fees	21,743	7,255
Other	215,056	109,653

Total Liabilities	1,872,198	450,041,546

Net Assets	$1,931,627,344	$9,234,744,407

Net Assets Consist Of:
Capital	$1,935,604,988	$9,234,748,770
Undistributed (distributions in excess of) net investment income	(1,576)	260
Accumulated net realized losses from investment transactions	(3,976,068)	(4,623)

Net Assets	$1,931,627,344	$9,234,744,407

Net Assets:
RBC Institutional Class 1	$430,760,271	$1,224,124,256
RBC Institutional Class 2	—	558,034,943
RBC Investor Class	1,498,994,852	746,685,467
RBC Reserve Class	1,864,592	4,144,742,754
RBC Select Class	7,629	2,561,156,987

Total	$1,931,627,344	$9,234,744,407

19

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	Prime	U.S. Government
	Money	Money
	Market Fund	Market Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	430,588,165	1,224,105,813
RBC Institutional Class 2	—	558,032,538
RBC Investor Class	1,500,893,520	746,698,362
RBC Reserve Class	1,864,592	4,144,770,999
RBC Select Class	7,629	2,561,175,976

Total	1,933,353,906	9,234,783,688

Net Asset Values and Redemption Price per Share:
RBC Institutional Class 1	$1.00	$1.00

RBC Institutional Class 2	N/A	$1.00

RBC Investor Class	$1.00	$1.00

RBC Reserve Class	$1.00	$1.00

RBC Select Class	$1.00	$1.00

*	$370,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.
**	$2,250,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

See Notes to Financial Statements.

20

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	Prime	U.S. Government
	Money	Money
	Market Fund	Market Fund
Investment Income:
Interest income	$12,075,066	$11,278,889

Expenses:
Investment advisory fees	3,513,371	3,762,670
Distribution fees-RBC Institutional Class 2	234,544	288,410
Distribution fees-RBC Investor Class	8,003,850	3,679,894
Distribution fees-RBC Reserve Class	12,115,227	15,320,573
Distribution fees-RBC Select Class	5,007,303	7,852,151
Shareholder services administration fees-RBC Institutional Class 1	292,291	259,301
Accounting fees	175,669	188,134
Audit fees	17,164	17,164
Custodian fees	67,009	52,534
Insurance fees	36,283	21,343
Legal fees	134,107	81,331
Registration and filing fees	132,357	74,880
Shareholder reports	171,474	79,643
Transfer agent fees-RBC Institutional Class 1	17,947	3,178
Transfer agent fees-RBC Institutional Class 2	3,013	3,066
Transfer agent fees-RBC Investor Class	3,203	3,203
Transfer agent fees-RBC Reserve Class	3,059	3,059
Transfer agent fees-RBC Select Class	4,234	3,059
Trustees’ fees	154,903	109,165
Other fees	143,646	102,378

Total expenses before fee reductions	30,230,654	31,905,136
Expenses reduced by:
Shareholder Services
Administrator - Class Specific	—	(23,708)
Distributor - Class Specific	(19,530,790)	(21,728,819)

Net Expenses	10,699,864	10,152,609

Net Investment Income	1,375,202	1,126,280

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	52,735	(1,656)

Change in net assets resulting from operations	$1,427,937	$1,124,624

See Notes to Financial Statements.

21

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Prime Money Market Fund
	For the	For the
	Six Months Ended	Year Ended
	March 31, 2016	September 30, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,375,202	$1,023,729
Net realized gains from investment transactions	52,735	30,458

Change in net assets resulting from operations	1,427,937	1,054,187

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(983,798)	(176,562)
RBC Institutional Class 2 Shareholders	(112,994)	(41,760)
RBC Investor Class Shareholders	(80,386)	(197,930)
RBC Reserve Class Shareholders	(135,074)	(444,918)
RBC Select Class Shareholders	(62,950)	(163,104)

Change in net assets resulting from shareholder distributions	(1,375,202)	(1,024,274)

Capital Transactions:
Proceeds from shares issued	7,804,060,977	10,455,535,738
Capital contributions from advisor	2,371,049	—
Distributions reinvested	789,617	928,528
Cost of shares redeemed	(13,913,929,010)	(13,484,442,323)

Change in net assets resulting from capital transactions	(6,106,707,367)	(3,027,978,057)

Net decrease in net assets	(6,106,654,632)	(3,027,948,144)

Net Assets:
Beginning of period	8,038,281,976	11,066,230,120

End of period	$1,931,627,344	$8,038,281,976

Distributions in excess of net investment income	$(1,576)	$(1,576)

Share Transactions:
Issued	7,804,060,977	10,455,535,738
Reinvested	789,617	928,528
Redeemed	(13,913,929,010)	(13,484,442,323)

Change in shares resulting from capital transactions	(6,109,078,416)	(3,027,978,057)

See Notes to Financial Statements.

22

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	U.S. Government Money Market Fund
	For the	For the
	Six Months Ended	Year Ended
	March 31, 2016	September 30, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,126,280	$592,420
Net realized losses from investment transactions	(1,656)	(2,967)

Change in net assets resulting from operations	1,124,624	589,453

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(687,077)	(97,902)
RBC Institutional Class 2 Shareholders	(132,924)	(45,114)
RBC Investor Class Shareholders	(36,900)	(69,985)
RBC Reserve Class Shareholders	(170,697)	(241,680)
RBC Select Class Shareholders	(98,422)	(154,663)

Change in net assets resulting from Distributions of Net Investment Income	(1,126,020)	(609,344)

Capital Transactions:
Proceeds from shares issued	7,512,374,314	6,210,795,093
Distributions reinvested	853,055	598,310
Cost of shares redeemed	(4,604,807,294)	(5,523,006,294)

Change in net assets resulting from capital transactions	2,908,420,075	688,387,109

Net increase in net assets	2,908,418,679	688,367,218

Net Assets:
Beginning of period	6,326,325,728	5,637,958,510

End of period	$9,234,744,407	$6,326,325,728

Undistributed net investment income	$260	$—

Share Transactions:
Issued	7,512,374,314	6,210,795,093
Reinvested	853,055	598,310
Redeemed	(4,604,807,294)	(5,523,006,294)

Change in shares resulting from capital transactions	2,908,420,075	688,387,109

See Notes to Financial Statements.

23

FINANCIAL HIGHLIGHTS

Prime Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value,	Net	Net Realized /	Total from	Net
	Beginning	Investment	Unrealized Gain/(Loss)	Investment	Investment	Total	Net Asset Value,
	of Period	Income	on Investments	Activities	Income	Distributions	End of Period
RBC Institutional Class 1
Six Months Ended March 31, 2016 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Six Months Ended March 31, 2016 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Six Months Ended March 31, 2016 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Six Months Ended March 31, 2016 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See Notes to Financial Statements.

24

FINANCIAL HIGHLIGHTS

Prime Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Income	Ratio of Expenses
	Return(c)	End of Period (millions)	to Average Net Assets	to Average Net Assets	to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2016 (Unaudited)	0.09%(d)	$ 431	0.18%(e)	0.17%(e)	0.18%(e)
Year Ended September 30, 2015	0.03%	1,096	0.18%	0.04%	0.18%
Year Ended September 30, 2014	0.01%	716	0.18%	0.01%	0.18%
Year Ended September 30, 2013	0.06%	1,760	0.17%	0.07%	0.17%
Year Ended September 30, 2012	0.09%	1,746	0.17%	0.09%	0.17%(f)
Year Ended September 30, 2011	0.13%	1,978	0.17%	0.14%	0.17%(f)
RBC Investor Class
Six Months Ended March 31, 2016 (Unaudited)	0.01%(d)	$ 1,499	0.34%(e)	0.01%(e)	1.13%(e)
Year Ended September 30, 2015	0.01%	1,715	0.20%	0.01%	1.13%
Year Ended September 30, 2014	0.01%	2,200	0.18%	0.01%	1.12%
Year Ended September 30, 2013	0.01%	2,658	0.22%	0.01%	1.12%
Year Ended September 30, 2012	0.01%	2,816	0.26%	0.01%	1.12%
Year Ended September 30, 2011	0.01%	3,199	0.30%	0.01%	1.12%
RBC Reserve Class
Six Months Ended March 31, 2016 (Unaudited)	0.01%(d)	$ 2	0.32%(e)	0.01%(e)	1.03%(e)
Year Ended September 30, 2015	0.01%	3,487	0.20%	0.01%	1.03%
Year Ended September 30, 2014	0.01%	5,909	0.18%	0.01%	1.02%
Year Ended September 30, 2013	0.01%	6,213	0.22%	0.01%	1.02%
Year Ended September 30, 2012	0.01%	5,453	0.26%	0.01%	1.02%
Year Ended September 30, 2011	0.01%	5,032	0.29%	0.01%	1.01%
RBC Select Class
Six Months Ended March 31, 2016 (Unaudited)	0.01%(d)	$—(g)	0.34%(e)	0.01%(e)	0.93%(e)
Year Ended September 30, 2015	0.01%	1,373	0.20%	0.01%	0.93%
Year Ended September 30, 2014	0.01%	1,794	0.18%	0.01%	0.92%
Year Ended September 30, 2013	0.01%	1,826	0.22%	0.01%	0.92%
Year Ended September 30, 2012	0.01%	1,668	0.26%	0.01%	0.92%
Year Ended September 30, 2011	0.01%	1,595	0.29%	0.01%	0.92%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not annualized.
(e)	Annualized.
(f)	There were no waivers or reimbursements during the period.
(g)	Less than $1,000,000.

See Notes to Financial Statements.

25

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value,	Net	Net Realized/	Total from	Net
	Beginning	Investment	Unrealized Gain/(Loss)	Investment	Investment	Total	Net Asset Value,
	of Period	Income	on Investments	Activities	Income	Distributions	End of Period
RBC Institutional Class 1
Six Months Ended March 31, 2016 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Institutional Class 2
Six Months Ended March 31, 2016 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Six Months Ended March 31, 2016 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Six Months Ended March 31, 2016 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Six Months Ended March 31, 2016 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See Notes to Financial Statements.

26

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Income	Ratio of Expenses
	Return(c)	End of Period (millions)	to Average Net Assets	to Average Net Assets	to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2016 (Unaudited)	0.06%(d)	$ 1,224	0.17%(e)	0.13%(e)	0.17%(e)
Year Ended September 30, 2015	0.01%	921	0.11%	0.01%	0.17%
Year Ended September 30, 2014	0.01%	1,173	0.09%	0.01%	0.17%
Year Ended September 30, 2013	0.01%	1,231	0.13%	0.01%	0.17%
Year Ended September 30, 2012	0.01%	1,046	0.16%	0.01%	0.17%
Year Ended September 30, 2011	0.05%	1,580	0.17%	0.05%	0.17%
RBC Institutional Class 2
Six Months Ended March 31, 2016 (Unaudited)	0.03%(d)	$ 558	0.23%(e)	0.07%(e)	0.27%(e)
Year Ended September 30, 2015	0.01%	329	0.11%	0.01%	0.27%
Year Ended September 30, 2014	0.01%	299	0.09%	0.01%	0.27%
Year Ended September 30, 2013	0.01%	497	0.12%	0.01%	0.27%
Year Ended September 30, 2012	0.01%	213	0.16%	0.01%	0.27%
Year Ended September 30, 2011	0.01%	142	0.20%	0.01%	0.27%
RBC Investor Class
Six Months Ended March 31, 2016 (Unaudited)	0.01%(d)	$ 747	0.28%(e)	0.01%(e)	1.12%(e)
Year Ended September 30, 2015	0.01%	705	0.12%	0.01%	1.12%
Year Ended September 30, 2014	0.01%	672	0.09%	0.01%	1.12%
Year Ended September 30, 2013	0.01%	795	0.13%	0.01%	1.12%
Year Ended September 30, 2012	0.01%	857	0.16%	0.01%	1.12%
Year Ended September 30, 2011	0.01%	981	0.21%	0.01%	1.12%
RBC Reserve Class
Six Months Ended March 31, 2016 (Unaudited)	0.01%(d)	$ 4,145	0.29%(e)	0.01%(e)	1.02%(e)
Year Ended September 30, 2015	0.01%	2,705	0.12%	0.01%	1.02%
Year Ended September 30, 2014	0.01%	2,140	0.09%	0.01%	1.02%
Year Ended September 30, 2013	0.01%	2,288	0.13%	0.01%	1.02%
Year Ended September 30, 2012	0.01%	1,896	0.16%	0.01%	1.02%
Year Ended September 30, 2011	0.01%	1,748	0.21%	0.01%	1.02%
RBC Select Class
Six Months Ended March 31, 2016 (Unaudited)	0.01%(d)	$ 2,561	0.29%(e)	0.01%(e)	0.92%(e)
Year Ended September 30, 2015	0.01%	1,666	0.12%	0.01%	0.92%
Year Ended September 30, 2014	0.01%	1,354	0.09%	0.01%	0.92%
Year Ended September 30, 2013	0.01%	1,313	0.13%	0.01%	0.92%
Year Ended September 30, 2012	0.01%	1,309	0.16%	0.01%	0.92%
Year Ended September 30, 2011	0.01%	1,262	0.21%	0.01%	0.92%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

27

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 22 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- Prime Money Market Fund

- U.S. Government Money Market Fund

The Funds offer five share classes: RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class. As disclosed in Note 8, Subsequent Events, Prime Money Market Fund has suspended purchases and exchanges into the Fund other than purchases through automated programs or dividend reimbursement.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standard Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

Each Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Trust’s Board of Trustees (“Board”) believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities and other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the

28

NOTES TO FINANCIAL STATEMENTS

Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

In accordance with Rule 2a-7, the fair values of the securities held in the Funds are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●   Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

●   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

29

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2016 is as follows:

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Funds	Quoted Prices	Inputs	Inputs	Total
Prime Money Market	$—	$1,804,314,037(a)(b)	$—	$1,804,314,037
U.S. Government Money Market	—	9,624,541,465(a)(b)	—	9,624,541,465

(a) The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.

(b) The breakdown of the Fund’s investments by state classification or political subdivision is disclosed in the Schedules of Portfolio Investments.

During the six months ended March 31, 2016, the Funds recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium and discount using the effective yield method.

When - Issued Transactions:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on the trade date and begin earning interest on the settlement date. As of March 31, 2016, the Funds held no when-issued securities.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under

30

NOTES TO FINANCIAL STATEMENTS

bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedules of Portfolio Investments.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on the proportion of relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. distribution in excess of net investment income, redesignation of dividends paid), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance.

3. Agreements and Other Transactions with Affiliates

The Trust has entered into an investment advisory agreement with RBC GAM (US) under which RBC GAM (US) manages the Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Funds to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets as follows:

Annual Rate
Prime Money Market Fund	0.10%
U.S. Government Money Market Fund	0.10%

31

NOTES TO FINANCIAL STATEMENTS

RBC Institutional Class 1 of each Fund pays the Advisor an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares of a Fund that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM (US) has contractually agreed to waive fees and/or reimburse expenses under an expense limitation agreement in order to maintain the net annual Fund operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) at 0.20% for RBC Institutional Class 1 of each Fund. During the six months ended March 31, 2016, there were no fees waived under this agreement.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM (US) does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $46,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent Trustees receive a quarterly meeting fee of $6,000 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Security Transactions with Affiliated Funds

During the six months ended March 31, 2016, the Funds engaged in security purchase and sale transactions with other RBC Funds or investment advisory clients managed by RBC GAM (US). These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 (as amended) and amounted to $0 and $34,445,000 for Prime Money Market Fund, respectively and $34,445,000 and $0, for U.S. Government Money Market Fund, respectively.

4. Fund Distribution

Each of the Funds have adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and the RBC Select Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class	RBC Reserve Class	RBC Select Class
12b-1 Plan Fee	0.15%	1.00%	0.90%	0.80%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

32

NOTES TO FINANCIAL STATEMENTS

Pursuant to a shareholder account and distribution services agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets, LLC for certain shareholder account servicing support provided to the Funds. RBC Capital Markets, LLC has agreed to waive fees and/or reimburse expenses in order to maintain the net annual fund operating expenses for each class listed below for each Fund to the following amounts:

Fund	Operating Expense Limit
Prime Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.05%
RBC Reserve Class	0.90%
RBC Select Class	0.80%

U.S. Government Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.77%

This expense limitation agreement is in place until January 31, 2017. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, any expenses in excess of the expense limitation and repay RBC Capital Markets, LLC such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation. At March 31, 2016, the amounts subject to possible recoupment under the expense limitation agreement are $7,057,236 and $8,448,417 for the Prime Money Market Fund and U.S. Government Money Market Fund, respectively.

RBC Capital Markets, LLC and/or the Advisor may voluntarily waive and/or reimburse additional Fund operating expenses at any time, such as to maintain a minimum yield in a fund. Any such voluntary program may be modified or discontinued at any time without notice.

For the six months ended March 31, 2016, the following distribution fees were waived:

Fund	Distribution Fees Waived
Prime Money Market Fund
RBC Institutional Class 2	$ 19,665
RBC Investor Class	6,319,555
RBC Reserve Class	9,482,371
RBC Select Class	3,709,199

U.S. Government Money Market Fund
RBC Institutional Class 2	$ 79,615
RBC Investor Class	3,093,575
RBC Reserve Class	12,371,364
RBC Select Class	6,184,265

For the six months ended March 31, 2016, shareholder servicing fees were voluntarily waived for the RBC Institutional Class 1 in the amount of $0 and $23,708, for the Prime Money Market Fund and U.S. Government Money Market Fund, respectively.

33

NOTES TO FINANCIAL STATEMENTS

5. Capital Contribution from Advisor

On March 23, 24 and 28, 2016, the Advisor made capital contributions to Prime Money Market Fund totaling $2,371,049. The capital contributions were made in order to offset the Fund’s historical capital losses in advance of the Fund’s planned liquidation on or before June 30, 2016 (see note 8 -Subsequent Events).

6. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions for the period were as follows:

	Prime		U.S. Government
	Money Market Fund		Money Market Fund

	For the Six Months	For the Year	For the Six Months	For the Year
	Ended	Ended	Ended	Ended
	March 31,	September 30,	March 31,	September 30,
	2016	2015	2016	2015
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$6,322,409,645	$7,071,953,977	$1,330,643,297	$875,502,559
Distributions reinvested	422,537	80,712	414,343	86,809
Cost of shares redeemed	(6,988,337,412)	(6,691,459,782)	(1,027,497,583)	(1,128,167,492)

Change in RBC Institutional Class 1	$(665,505,230)	$380,574,907	$303,560,057	$(252,578,124)

RBC Institutional Class 2
Proceeds from shares issued	$201,224,208	$497,835,399	$1,741,953,683	$1,332,726,993
Distributions reinvested	88,827	41,766	132,697	45,118
Cost of shares redeemed	(568,318,012)	(578,933,447)	(1,513,439,067)	(1,301,941,708)

Change in RBC Institutional Class 2	$(367,004,977)	$(81,056,282)	$228,647,313	$30,830,403

RBC Investor Class
Proceeds from shares issued	$147,341,832	$433,790,843	$506,429,906	$808,388,041
Distributions reinvested	80,386	197,954	36,861	69,993
Cost of shares redeemed	(363,520,580)	(918,507,346)	(464,739,765)	(775,239,108)

Change in RBC Investor Class	$(216,098,362)	$(484,518,549)	$41,727,002	$33,218,926

RBC Reserve Class
Proceeds from shares issued	$723,251,297	$1,327,256,742	$2,063,624,454	$1,557,564,642
Capital contribution from advisor	1,882,457	—	—	—
Distributions reinvested	135,082	444,974	170,719	241,707
Cost of shares redeemed	(4,210,537,535)	(3,749,222,077)	(624,081,333)	(993,099,500)

Change in RBC Reserve Class	$(3,485,268,699)	$(2,421,520,361)	$1,439,713,840	$564,706,849

RBC Select Class
Proceeds from shares issued	$409,833,995	$1,124,698,777	$1,869,722,974	$1,636,612,858
Capital contribution from advisor	488,592	—	—	—
Distributions reinvested	62,785	163,122	98,435	154,683
Cost of shares redeemed	(1,783,215,471)	(1,546,319,671)	(975,049,546)	(1,324,558,486)

Change in RBC Select Class	$(1,372,830,099)	$(421,457,772)	$894,771,863	$312,209,055

Change in net assets resulting from capital transactions	$(6,106,707,367)	$(3,027,978,057)	$2,908,420,075	$688,387,109

7. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

34

NOTES TO FINANCIAL STATEMENTS

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the period ended March 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

The tax character of distributions during the year ended September 30, 2015 were as follows:

	Distributions Paid From
		Net	Net			Total
	Ordinary	Long Term	Short Term	Total Taxable	Tax Exempt	Distributions
	Income	Capital Gains	Capital Gains	Distributions	Distributions	Paid*
Prime Money Market Fund	$991,413	$ —	$ —	$991,413	$ —	$991,413
U.S. Government Money Market Fund	610,490	—	—	610,490	—	610,490

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumlated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2016.

As of September 30, 2015, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

	Capital Loss
	Carryforward	Expires
Prime Money Market Fund	$4,028,803	2017

As of September 30, 2015, the U.S. Government Money Market Fund had a short-term capital loss carryforward of $2,967 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds did not have any deferred qualified late-year capital losses for the year ending September 30, 2015.

8. Subsequent Events

Fund Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements except the following:

On March 30, 2016, the Board of Trustees of RBC Funds Trust unanimously voted to liquidate the Prime Money Market Fund (the “Fund”). Effective on or about April 12, 2016, the Fund will suspend purchases and exchanges into the Fund, other than purchases through automated programs or dividend reinvestment, in order to facilitate an orderly liquidation on or before June 30, 2016.

35

NOTES TO FINANCIAL STATEMENTS

Shareholders may redeem or exchange their Fund shares at any time before the liquidation, as the Fund will continue to process redemptions and exchanges in the ordinary course until the liquidation date. No sales charge, contingent deferred sales load or redemption fee will be imposed in connection with a redemption or exchange. If a shareholder does not redeem or exchange his/her Fund shares prior to the liquidation date, the Fund will automatically redeem the shareholder’s shares and forward the proceeds to the shareholder based on the instructions listed on the shareholder’s account.

As disclosed in the Fund’s prospectus, the Fund is permitted to depart from its stated investment objective and policies and hold cash and cash equivalent positions as a temporary defensive measure to preserve value. In anticipation of the Fund’s liquidation, the Fund intends to begin to sell its portfolio holdings in exchange for cash, U.S. Government securities and/or other short-term debt instruments.

36

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Expenses Paid During Period* 10/1/15-3/31/16	Annualized Expense Ratio During Period 10/1/15-3/31/16
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,000.90	$0.90	0.18%
RBC Investor Class	1,000.00	1,000.10	1.70	0.34%
RBC Reserve Class	1,000.00	1,000.10	1.60	0.32%
RBC Select Class	1,000.00	1,000.10	1.70	0.34%

U.S. Government Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.60	0.85	0.17%
RBC Institutional Class 2	1,000.00	1,000.30	1.15	0.23%
RBC Investor Class	1,000.00	1,000.10	1.40	0.28%
RBC Reserve Class	1,000.00	1,000.10	1.45	0.29%
RBC Select Class	1,000.00	1,000.10	1.45	0.29%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one-half year period).

37

SUPPLEMENTAL INFORMATION (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Expenses Paid During Period* 10/1/15-3/31/16	Annualized Expense Ratio During Period 10/1/15-3/31/16
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.10	$0.91	0.18%
RBC Investor Class	1,000.00	1,023.30	1.72	0.34%
RBC Reserve Class	1,000.00	1,023.40	1.62	0.32%
RBC Select Class	1,000.00	1,023.30	1.72	0.34%

U.S. Government Money Market Fund
RBC Institutional Class 1	1,000.00	1,024.15	0.86	0.17%
RBC Institutional Class 2	1,000.00	1,023.85	1.16	0.23%
RBC Investor Class	1,000.00	1,023.60	1.42	0.28%
RBC Reserve Class	1,000.00	1,023.55	1.47	0.29%
RBC Select Class	1,000.00	1,023.55	1.47	0.29%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one-half year period).

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40

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2016.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-16

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	5/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	5/26/2016

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	5/26/2016

* Print the name and title of each signing officer under his or her signature.